UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Corporate Bonds — 11.1%

Argentina — 0.7%(a)
Banco de Galicia y Buenos Aires SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.16%), 8.25%, 07/19/26(b)	USD	296	$273,800
Banco Hipotecario SA, 9.75%, 11/30/20		376	372,071
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 37.31%, 04/11/22(b)		580	197,203

			843,074
Brazil — 1.9%
Petrobras Global Finance BV, 6.85%, 06/05/2115		2,655	2,266,706

Colombia — 0.8%
Banco de Bogota SA, 6.25%, 05/12/26(a)		580	601,025
Bancolombia SA, 5.13%, 09/11/22		283	289,014

			890,039
Kazakhstan — 5.6%
Development Bank of Kazakhstan JSC, 8.95%, 05/04/23(a)	KZT	258,500	629,082
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	USD	630	694,575
KazMunayGas National Co. JSC:
4.75%, 04/19/27		731	731,914
5.75%, 04/19/47(a)		2,511	2,470,196
6.38%, 10/24/48(a)		1,025	1,076,250
6.38%, 10/24/48		953	1,000,650

			6,602,667
Mexico — 1.1%
Cemex SAB de CV, 7.75%, 04/16/26		1,235	1,349,238

Mongolia — 0.2%
Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/20		210	222,337

Peru — 0.4%
Petroleos del Peru SA, 5.63%, 06/19/47(a)		425	425,000

Ukraine — 0.4%
MHP SE, 7.75%, 05/10/24(a)		228	228,000
State Savings Bank of Ukraine plc, 9.38%, 03/10/23(c)		200	202,500

			430,500

Total Corporate Bonds — 11.1% (Cost: $13,431,313)			13,029,561

Foreign Agency Obligations — 11.0%

Argentina — 0.6%
YPF SA:
8.50%, 07/28/25		482	469,348
6.95%, 07/21/27(a)		286	249,892

			719,240
Azerbaijan — 1.2%
Southern Gas Corridor CJSC:
6.88%, 03/24/26		1,306	1,449,660

Costa Rica — 0.2%
Banco Nacional de Costa Rica, 5.88%, 04/25/21		200	198,250

Indonesia — 0.7%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20(a)	IDR	3,000,000	188,135
Pertamina Persero PT, 6.45%, 05/30/44	USD	251	272,963
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21(a)	IDR	5,420,000	339,716

			800,814

Security	Par (000)		Value
Mexico — 1.3%
Petroleos Mexicanos:
6.50%, 03/13/27	USD	1,333	$1,354,994
6.75%, 09/21/47		200	190,000

			1,544,994
South Africa — 1.8%
Eskom Holdings SOC Ltd.:
5.75%, 01/26/21		641	622,571
7.13%, 02/11/25		1,557	1,507,176

			2,129,747
Trinidad And Tobago — 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 08/14/19		376	348,740

Ukraine — 0.4%
Ukreximbank:
9.63%, 04/27/22		390	398,678

Venezuela — 4.5%
Petroleos de Venezuela SA(d)(e):
8.50%, 10/27/20(a)		3,539	2,995,090
9.75%, 05/17/35		9,953	2,314,086

			5,309,176
Total Foreign Agency Obligations — 11.0% (Cost: $14,103,905)			12,899,299

Foreign Government Obligations — 60.7%

Angola — 6.2%
Republic of Angola:
7.00%, 08/17/19		927	933,912
9.50%, 11/12/25		1,241	1,406,984
8.25%, 05/09/28		1,343	1,384,968
9.38%, 05/08/48		3,381	3,566,955

			7,292,819
Argentina — 3.7%
Bonos De La Nacion Argentina En Moneda Dua, 4.50%, 06/21/19		750	738,750
Province of Salta Argentina, 9.13%, 07/07/24(a)		536	418,750
Provincia de Buenos Aires:
10.88%, 01/26/21		200	202,000
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 38.85%, 05/31/22(b)	ARS	3,927	84,015
6.50%, 02/15/23	USD	280	245,700
9.13%, 03/16/24(a)		668	614,560
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 37.38%, 04/12/25(b)	ARS	14,851	309,499
9.63%, 04/18/28	USD	227	196,355
Republic of Argentina:
(Argentina Central Bank 7D Repo Reference rate + 0.00%), 60.00%, 06/21/20(b)	ARS	18,840	538,409
6.88%, 01/11/48	USD	953	730,236
7.13%, 06/28/2117		295	228,772

			4,307,046
Bahrain — 0.1%
Kingdom of Bahrain, 6.00%, 09/19/44		200	169,000

Belarus — 3.1%
Republic of Belarus:
6.88%, 02/28/23		454	475,565
7.63%, 06/29/27(a)		1,544	1,646,290
6.20%, 02/28/30(a)		1,590	1,536,337

			3,658,192

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Bolivia — 0.4%
Plurinational State of Bolivia:
5.95%, 08/22/23	USD	248	$257,300
4.50%, 03/20/28		200	189,000

			446,300
Costa Rica — 1.8%
Republic of Costa Rica, 7.16%, 03/12/45		2,446	2,176,940

Croatia — 0.4%
Republic of Croatia, 6.75%, 11/05/19		493	511,241

Dominican Republic — 2.6%
Dominican Republic:
7.50%, 05/06/21		754	790,946
6.88%, 01/29/26		109	116,630
5.95%, 01/25/27(a)		733	746,561
6.85%, 01/27/45		772	781,650
6.50%, 02/15/48		625	613,281

			3,049,068
Ecuador — 0.6%
Republic of Ecuador, 7.88%, 01/23/28		773	695,700

Egypt — 5.0%
Arab Republic of Egypt:
14.95%, 03/20/21	EGP	12,722	652,620
14.85%, 04/10/23		12,500	628,544
7.50%, 01/31/27(a)	USD	200	203,000
8.50%, 01/31/47(a)		1,691	1,691,000
7.90%, 02/21/48		2,908	2,762,600

			5,937,764
El Salvador — 0.5%
Republic of El Salvador, 7.38%, 12/01/19		531	540,396

Gabon — 3.6%
Gabonese Republic:
6.38%, 12/12/24		1,399	1,320,745
6.95%, 06/16/25		3,041	2,904,155

			4,224,900
Ghana — 3.1%
Republic of Ghana:
16.50%, 02/17/20	GHS	920	180,934
8.13%, 01/18/26	USD	1,038	1,076,925
7.63%, 05/16/29(a)		410	410,513
8.63%, 06/16/49(a)		1,959	1,959,000

			3,627,372
Indonesia — 0.7%
Republic of Indonesia:
8.38%, 09/15/26	IDR	8,277,000	563,779
8.25%, 05/15/36		4,592,000	303,149

			866,928
Iraq — 2.1%
Republic of Iraq:
6.75%, 03/09/23	USD	792	792,000
5.80%, 01/15/28		1,729	1,638,228

			2,430,228
Ivory Coast — 2.0%
Republic of Cote d’Ivoire:
6.38%, 03/03/28		215	207,475
5.75%, 12/31/32(c)		938	882,845
6.13%, 06/15/33		1,360	1,241,000

			2,331,320

Security	Par (000)		Value
Jamaica — 0.5%
Government of Jamaica, 7.88%, 07/28/45	USD	500	$572,500

Kenya — 0.5%
Republic of Kenya, 8.25%, 02/28/48(a)		630	607,950

Mexico — 3.0%
United Mexican States, 5.75%, 10/12/2110		3,510	3,545,100

Mongolia — 0.3%
Government of Mongolia, 5.13%, 12/05/22		400	386,000

Mozambique — 0.3%
Republic of Mozambique, 10.50%, 01/18/23(d)(e)		383	320,763

Nigeria — 7.9%
Federal Republic of Nigeria:
0.00%, 11/29/18	NGN	453,515	1,219,874
0.00%, 01/17/19		432,461	1,143,026
14.50%, 07/15/21		411,810	1,118,038
16.29%, 03/17/27		80,423	232,615
13.98%, 02/23/28		44,717	115,268
7.88%, 02/16/32(a)	USD	866	884,403
7.88%, 02/16/32		2,793	2,852,351
7.63%, 11/28/47(a)		1,761	1,683,956

			9,249,531
Oman — 2.5%
Oman Government International Bond, 5.63%, 01/17/28		601	590,482
Sultanate of Oman, 6.75%, 01/17/48(a)		2,404	2,337,890

			2,928,372
Qatar — 1.3%
State of Qatar, 5.10%, 04/23/48(a)		1,524	1,581,150

Saudi Arabia — 1.1%
Kingdom of Saudi Arabia, 5.00%, 04/17/49		1,303	1,319,288

Senegal — 0.5%
Republic of Senegal, 6.25%, 05/23/33(a)		629	584,184

South Africa — 0.5%
Republic of South Africa:
5.88%, 05/30/22		250	259,687
5.00%, 10/12/46		400	343,000

			602,687
Turkey — 0.8%
Republic of Turkey:
7.50%, 11/07/19		337	342,476
6.63%, 02/17/45		678	590,708

			933,184
Ukraine — 4.6%
Republic of Ukraine:
7.75%, 09/01/19		360	361,800
7.75%, 09/01/20		319	321,233
7.75%, 09/01/24		1,682	1,627,335
7.75%, 09/01/25		216	205,200
7.75%, 09/01/27		746	692,847
7.38%, 09/25/32(a)		2,296	1,991,780
Ukraine Treasury Bonds, 7.75%, 09/01/26		200	187,750

			5,387,945
Uruguay — 0.6%
Oriental Republic of Uruguay, 9.88%, 06/20/22(a)	UYU	26,000	769,647

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Venezuela — 0.4%
Bolivarian Republic of Venezuela, 11.95%, 08/05/31(d)(e)	USD	1,525	$419,293

Total Foreign Government Obligations — 60.7% (Cost: $73,629,965)			71,472,808

	Shares
Investment Companies — 4.9%
iShares J.P. Morgan EM Local Currency Bond ETF		133,580	5,759,970

Total Investment Companies — 4.9% (Cost: $5,649,098)			5,759,970

Total Long-Term Investments — 87.7% (Cost: $106,814,281)			103,161,638

		Par (000)
Short-Term Securities — 8.9%

Foreign Government Obligations — 0.6%(f)
Egypt — 0.2%
Arab Republic of Egypt Treasury Bills, 19.43%, 04/02/19	EGP	4,550	228,044

Zambia — 0.4%
Republic of Zambia Treasury Bills, 13.12%, 01/21/19	ZMW	6,320	493,092

Total Foreign Government Obligations — 0.6% (Cost: $844,577)			721,136

Time Deposits — 8.3%

Europe — 0.1%
BNP Paribas SA, (0.57)%, 10/01/18	EUR	118	137,215

Japan — 0.0%
Sumitomo, (0.22)%, 10/01/18	JPY	3,557	31,316

Security		Par (000)	Value
New Zealand — 1.3%
Brown Brothers Harriman & Co., 1.10%, 10/01/18	NZD	2,199	$1,458,211

Norway — 0.0%
Brown Brothers Harriman & Co., 0.35%, 10/01/18	NOK	25	3,035

Switzerland — 0.0%
Brown Brothers Harriman & Co., (1.45)%, 10/01/18	CHF	5	5,033

United Kingdom — 0.3%
Citibank NA, 0.37%, 10/01/18	GBP	243	316,230

United States — 6.6%
ANZ, Melbourne, 2.19%, 10/01/18	USD	7,780	7,779,608

Total Time Deposits — 8.3% (Cost: $9,730,648)			9,730,648

Total Short-Term Securities — 8.9% (Cost: $10,575,225)			10,451,784

Total Options Purchased — 0.1% (Cost: $84,347)			76,884

Total Investments — 96.7% (Cost: $117,473,853)			113,690,306

Other Assets Less Liabilities — 3.3%			3,928,091

Net Assets — 100.0%			$117,618,397

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Rates are discount rates or a range of discount rates as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro-Bobl	79	12/06/18	$11,988	$36,379
U.S. Treasury Ultra Bond	11	12/19/18	1,697	23,737
Long Gilt	46	12/27/18	7,251	64,693

				$124,809

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	6,005,916	USD	1,468,942	Citibank NA	10/11/18	$17,095
BRL	11,799,032	USD	2,847,812	Goldman Sachs International	10/11/18	71,608
CAD	59,779	USD	46,176	Goldman Sachs International	10/11/18	116
CAD	5,602,513	USD	4,313,231	HSBC Bank plc	10/11/18	25,246
CAD	3,795,878	USD	2,880,824	JP Morgan Chase Bank NA	10/11/18	58,630
CLP	989,921,988	USD	1,433,465	BNP Paribas SA	10/11/18	71,786
CLP	976,465,723	USD	1,470,359	Goldman Sachs International	10/11/18	14,430
COP	2,198,416,678	USD	736,488	Citibank NA	10/11/18	5,561
COP	4,389,517,358	USD	1,436,360	Deutsche Bank AG	10/11/18	45,269
COP	2,198,420,000	USD	736,489	Goldman Sachs International	10/11/18	5,561
HUF	402,835,911	USD	1,444,374	State Street Bank and Trust Co.	10/11/18	3,183
IDR	22,188,489,970	USD	1,447,579	Barclays Bank plc	10/11/18	40,426
IDR	17,391,069,000	USD	1,148,039	Deutsche Bank AG	10/11/18	18,241
IDR	3,610,422,000	USD	241,744	Goldman Sachs International	10/11/18	378
KRW	4,894,279,231	USD	4,339,400	Deutsche Bank AG	10/11/18	72,186
KRW	72,957,458	USD	65,389	Goldman Sachs International	10/11/18	373
KZT	130,816,170	USD	341,780	Barclays Bank plc	10/11/18	17,649
MXN	111,765,158	USD	5,763,170	HSBC Bank plc	10/11/18	200,435
MXN	27,193,310	USD	1,442,539	Morgan Stanley & Co. International plc	10/11/18	8,451
MXN	147,258	USD	7,747	State Street Bank and Trust Co.	10/11/18	111
PHP	80,445,268	USD	1,486,424	Barclays Bank plc	10/11/18	1,914
PHP	159,689,862	USD	2,950,117	Deutsche Bank AG	10/11/18	4,344
PHP	79,633,634	USD	1,470,511	Royal Bank of Scotland	10/11/18	2,810
PLN	17,961,682	USD	4,831,863	Deutsche Bank AG	10/11/18	40,970
PLN	5,301,034	USD	1,435,683	Goldman Sachs International	10/11/18	2,437
PLN	5,337,351	USD	1,439,454	Morgan Stanley & Co. International plc	10/11/18	8,518
RUB	50,922,002	USD	748,380	Goldman Sachs International	10/11/18	28,151
RUB	99,529,303	USD	1,455,014	JP Morgan Chase Bank NA	10/11/18	62,753
RUB	233,589,201	USD	3,521,873	UBS AG	10/11/18	40,231
THB	236,537,910	USD	7,221,116	HSBC Bank plc	10/11/18	95,027
TRY	4,539,838	USD	732,232	Deutsche Bank AG	10/11/18	15,225
TRY	6,329,954	USD	1,004,286	Goldman Sachs International	10/11/18	37,902
TRY	4,505,000	USD	708,001	HSBC Bank plc	10/11/18	33,720
TRY	2,231,641	USD	361,221	Morgan Stanley & Co. International plc	10/11/18	6,205
TRY	2,322,803	USD	376,041	Royal Bank of Scotland	10/11/18	6,395
USD	2,460,107	CNY	16,909,312	HSBC Bank plc	10/11/18	2,647
USD	1,937,032	CNY	13,320,000	Morgan Stanley & Co. International plc	10/11/18	1,214
USD	2,856,694	CNY	19,636,058	Standard Chartered Bank	10/11/18	2,953
USD	1,418,966	EUR	1,207,507	HSBC Bank plc	10/11/18	15,995
USD	2,909,188	EUR	2,495,058	Morgan Stanley & Co. International plc	10/11/18	10,246
USD	359,466	GBP	274,161	Goldman Sachs International	10/11/18	1,981
USD	1,203,172	GBP	913,106	HSBC Bank plc	10/11/18	12,555
USD	2,550,924	GBP	1,944,631	Morgan Stanley & Co. International plc	10/11/18	15,281
USD	276,383	GBP	209,761	Royal Bank of Scotland	10/11/18	2,872
USD	28,136	GBP	21,393	Toronto Dominion Bank	10/11/18	241
USD	7,372,015	JPY	830,097,407	Goldman Sachs International	10/11/18	61,259
USD	1,458,093	JPY	164,888,469	HSBC Bank plc	10/11/18	5,903
USD	5,959,758	JPY	669,099,706	Morgan Stanley & Co. International plc	10/11/18	66,926
USD	19,273	JPY	2,173,125	Toronto Dominion Bank	10/11/18	134
USD	1,460,848	MYR	6,043,530	Goldman Sachs International	10/11/18	871
ZAR	5,486,186	USD	364,119	Bank of America NA	10/11/18	23,358
ZAR	88,640,947	USD	5,837,910	Barclays Bank plc	10/11/18	422,609
ZAR	5,343,814	USD	354,585	BNP Paribas SA	10/11/18	22,837
ZAR	42,673,669	USD	2,947,878	Citibank NA	10/11/18	66,071
ZAR	11,523,248	USD	778,877	HSBC Bank plc	10/11/18	34,985
ZAR	20,950,494	USD	1,472,028	Morgan Stanley & Co. International plc	10/11/18	7,660
ZAR	10,826,635	USD	713,696	Royal Bank of Scotland	10/11/18	50,966

						1,892,901

CNY	9,818,029	USD	1,434,399	Deutsche Bank AG	10/11/18	(7,528)
CNY	13,247,367	USD	1,933,481	HSBC Bank plc	10/11/18	(8,218)
CNY	6,660,000	USD	968,516	Morgan Stanley & Co. International plc	10/11/18	(607)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,682,180	USD	4,284,290	Citibank NA	10/11/18	$(6,062)
EUR	2,904,922	USD	3,395,302	Goldman Sachs International	10/11/18	(20,149)
EUR	872,072	USD	1,020,010	Royal Bank of Scotland	10/11/18	(6,773)
GBP	146,102	USD	192,375	BNP Paribas SA	10/11/18	(1,870)
GBP	561,333	USD	733,656	HSBC Bank plc	10/11/18	(1,723)
GBP	2,581,486	USD	3,382,777	Morgan Stanley & Co. International plc	10/11/18	(16,723)
HUF	602,620,235	USD	2,186,888	BNP Paribas SA	10/11/18	(21,422)
HUF	200,933,266	USD	734,647	Morgan Stanley & Co. International plc	10/11/18	(12,610)
IDR	21,107,751,706	USD	1,415,715	Barclays Bank plc	10/11/18	(187)
IDR	2,051,048,542	USD	138,043	Standard Chartered Bank	10/11/18	(496)
INR	106,611,400	USD	1,469,489	UBS AG	10/11/18	(2,043)
JPY	660,552,793	USD	5,957,348	BNP Paribas SA	10/11/18	(139,789)
KZT	257,510,303	USD	721,823	Goldman Sachs International	10/11/18	(14,292)
MYR	6,155,000	USD	1,488,153	Barclays Bank plc	10/11/18	(1,247)
MYR	6,157,899	USD	1,489,670	Goldman Sachs International	10/11/18	(2,064)
PLN	5,331,796	USD	1,462,750	BNP Paribas SA	10/11/18	(16,284)
PLN	2,788,117	USD	766,452	Goldman Sachs International	10/11/18	(10,063)
PLN	2,665,000	USD	732,727	State Street Bank and Trust Co.	10/11/18	(9,738)
TRY	608,142	USD	100,652	Morgan Stanley & Co. International plc	10/11/18	(525)
TRY	4,454,056	USD	736,848	Royal Bank of Scotland	10/11/18	(3,514)
USD	2,122,849	BRL	8,886,246	Barclays Bank plc	10/11/18	(75,864)
USD	3,563,933	BRL	14,928,767	Goldman Sachs International	10/11/18	(129,874)
USD	2,894,980	BRL	11,898,233	Standard Chartered Bank	10/11/18	(48,985)
USD	2,881,078	CAD	3,777,669	Morgan Stanley & Co. International plc	10/11/18	(44,276)
USD	1,447,506	CAD	1,888,423	State Street Bank and Trust Co.	10/11/18	(14,852)
USD	1,435,222	CLP	992,671,605	Goldman Sachs International	10/11/18	(74,209)
USD	3,013,441	EUR	2,596,954	HSBC Bank plc	10/11/18	(3,892)
USD	244,947	GBP	188,970	Bank of America NA	10/11/18	(1,454)
USD	1,456,123	HUF	407,850,438	BNP Paribas SA	10/11/18	(9,454)
USD	1,450,622	INR	105,893,955	Goldman Sachs International	10/11/18	(6,949)
USD	1,528,161	INR	111,305,154	JP Morgan Chase Bank NA	10/11/18	(3,892)
USD	1,433,992	INR	104,466,345	Standard Chartered Bank	10/11/18	(3,928)
USD	55,882	KRW	62,747,041	Goldman Sachs International	10/11/18	(677)
USD	1,452,732	MXN	27,309,332	Citibank NA	10/11/18	(4,449)
USD	2,971,314	MXN	56,426,607	Morgan Stanley & Co. International plc	10/11/18	(39,518)
USD	2,892,890	MXN	54,958,174	UBS AG	10/11/18	(39,588)
USD	2,981,157	MYR	12,380,745	UBS AG	10/11/18	(9,744)
USD	1,444,539	PHP	78,756,271	Goldman Sachs International	10/11/18	(12,550)
USD	1,448,753	PHP	78,354,328	JP Morgan Chase Bank NA	10/11/18	(900)
USD	2,995,110	PHP	162,658,165	Standard Chartered Bank	10/11/18	(14,269)
USD	1,990,056	PLN	7,425,000	BNP Paribas SA	10/11/18	(24,275)
USD	1,458,948	PLN	5,384,913	JP Morgan Chase Bank NA	10/11/18	(1,928)
USD	2,897,614	PLN	10,759,953	State Street Bank and Trust Co.	10/11/18	(21,458)
USD	1,459,399	RUB	96,320,348	JP Morgan Chase Bank NA	10/11/18	(9,432)
USD	1,387,636	THB	44,952,459	HSBC Bank plc	10/11/18	(2,749)
USD	39,032	THB	1,272,873	Royal Bank of Scotland	10/11/18	(339)
USD	1,431,956	THB	46,445,495	Standard Chartered Bank	10/11/18	(4,608)
USD	42,016	TRY	266,852	Bank of America NA	10/11/18	(1,920)
USD	365,012	TRY	2,303,967	Goldman Sachs International	10/11/18	(14,322)
USD	276,880	TRY	1,795,000	Morgan Stanley & Co. International plc	10/11/18	(18,656)
USD	365,386	TRY	2,305,000	Standard Chartered Bank	10/11/18	(14,119)
USD	363,022	TRY	2,306,594	UBS AG	10/11/18	(16,745)
USD	1,946,176	ZAR	28,398,064	Barclays Bank plc	10/11/18	(59,518)
USD	713,909	ZAR	10,680,000	Goldman Sachs International	10/11/18	(40,397)
USD	4,169,789	ZAR	62,055,688	HSBC Bank plc	10/11/18	(213,070)

						(1,286,787)

	Net Unrealized Appreciation					$606,114

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Citibank NA	10/01/18	CAD	1.30	USD	5,850	$14,918
USD Currency	Deutsche Bank AG	10/02/18	CAD	1.30	USD	5,055	13,269
USD Currency	Goldman Sachs International	03/22/19	JPY	107.50	USD	5,850	48,697

							$76,884

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.03%	Semi-Annual	3 month LIBOR	Quarterly	09/19/23	USD	2,921	$3,779	$201	$3,578
0.35%	Annual	6 month EURIBOR	Semi-Annual	09/21/23	EUR	7,555	13,161	—	13,161
3.09%	Semi-Annual	3 month LIBOR	Quarterly	09/28/23	USD	6,338	(8,643)	—	(8,643)
1.60%	Semi-Annual	6 month LIBOR	Semi-Annual	09/13/28	GBP	4,723	30,168	—	30,168
3.06%	Semi-Annual	3 month LIBOR	Quarterly	09/19/28	USD	1,672	7,635	(319)	7,954
3.07%	Semi-Annual	3 month LIBOR	Quarterly	09/19/28	USD	1,672	6,472	(275)	6,747
3.14%	Semi-Annual	3 month LIBOR	Quarterly	09/21/28	USD	1,670	(3,576)	167	(3,743)
3.14%	Semi-Annual	3 month LIBOR	Quarterly	09/28/28	USD	1,866	(3,770)	—	(3,770)
0.95%	Semi-Annual	6 month LIBOR	Semi-Annual	09/20/48	JPY	61,521	3,682	—	3,682
1.57%	Annual	6 month EURIBOR	Semi-Annual	09/21/48	EUR	541	(5,036)	—	(5,036)
3.15%	Semi-Annual	3 month LIBOR	Quarterly	09/21/48	USD	704	(3,478)	446	(3,924)
0.99%	Semi-Annual	6 month LIBOR	Semi-Annual	09/26/48	JPY	124,437	(5,236)	—	(5,236)
0.98%	Semi-Annual	6 month LIBOR	Semi-Annual	09/28/48	JPY	68,922	(1,238)	585	(1,823)
3.15%	Semi-Annual	3 month LIBOR	Quarterly	09/28/48	USD	3,489	(20,485)	—	(20,485)

							$13,435	$805	$12,630

OTC Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.30.V1	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	1,470	$59,848	$68,176	$(8,328)
CDX.EM.30.V1	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	920	37,456	42,668	(5,212)
CDX.EM.30.V1	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	910	37,049	41,841	(4,792)
CDX.EM.30.V1	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	920	37,456	42,485	(5,029)
CDX.EM.30.V1	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	910	37,049	43,384	(6,335)
CDX.EM.30.V1	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	1,478	60,174	67,811	(7,637)
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	12/20/23	USD	9,235	646,512	809,947	(163,435)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	5,627	30,565	51,877	(21,312)

							$946,109	$1,168,189	$(222,080)

OTC Credit Default Swaps - Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD 2,818	$(35,383)	$(160,230)	$124,847
Republic of Turkey	1.00%	Quarterly	BNP Paribas SA	12/20/23	B+	USD 2,490	(291,243)	(350,783)	59,540
Republic of Turkey	1.00%	Quarterly	Deutsche Bank AG	12/20/23	B+	USD 975	(114,056)	(138,107)	24,051

							$(440,682)	$(649,120)	$208,438

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index	Reference rate
3 month LIBOR	London Interbank Offered Rate	2.40%
6 month EURIBOR	Euro Interbank Offered Rate	(0.27)%
6 month LIBOR	London Interbank Offered Rate	2.60%

Currency

ARS — Argentine Peso

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNY — Chinese Yuan

COP — Colombian Peso

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound

GHS — Ghanaian Cedi

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

KZT — Kazakhstani Tenge

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

ZMW — Zambian Kwacha

Portfolio Abbreviations

CDX — Credit Default Swap Index

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

OTC — Over-The-Counter

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds:(a)	$—	$13,029,561	$—	$13,029,561
Foreign Agency Obligations(a)	—	12,899,299	—	12,899,299
Foreign Government Obligations(a)	—	71,472,808	—	71,472,808
Investment Companies	5,759,970	—	—	5,759,970
Short-Term Securities(b)	—	10,451,784	—	10,451,784
Options Purchased:
Foreign currency exchange contracts	—	76,884	—	76,884

	$5,759,970	$107,930,336	$—	$113,690,306

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$208,438	$—	$208,438
Foreign currency exchange contracts	—	1,892,901	—	1,892,901
Interest rate contracts	124,809	65,290	—	190,099
Liabilities:
Credit contracts	—	(222,080)	—	(222,080)
Foreign currency exchange contracts	—	(1,286,787)	—	(1,286,787)
Interest rate contracts	—	(52,660)	—	(52,660)

	$124,809	$605,102	$—	$729,911

(a)	See above Schedule of Investments for values in each country.
(b)	See above Schedule of Investments for values in each security type.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument

8

Consolidated Schedule of Investments (unaudited) September 30, 2018	BlackRock Inflation Protected Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds — 0.8%

United States — 0.8%
Goldman Sachs & Co. LLC, (LIBOR USD 3 Month + 0.44%), 2.75%, 02/08/19(a)(b)	USD	10,000	$10,000,000
Goldman Sachs Group, Inc. (The)(b):
(LIBOR USD 3 Month + 0.25%), 2.59%, 10/12/18		3,000	3,000,000
(LIBOR USD 3 Month + 0.35%), 2.66%, 11/13/18(a)		5,000	5,000,000

			18,000,000

Total Corporate Bonds — 0.8% (Cost: $18,000,000)			18,000,000

Foreign Government Obligations — 2.8%

Argentina — 0.1%
Republic of Argentina, 5.88%, 01/11/28		1,979	1,568,358

Brazil — 0.1%
Federative Republic of Brazil, 4.63%, 01/13/28		3,486	3,193,925

Colombia — 0.1%
Republic of Colombia, 3.88%, 04/25/27		3,392	3,290,240

Dominican Republic — 0.1%
Dominican Republic, 5.95%, 01/25/27		2,827	2,879,300

Ecuador — 0.1%
Republic of Ecuador, 9.65%, 12/13/26		1,626	1,616,244

Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 03/01/28		3,728	3,644,120
Republic of Indonesia, 4.10%, 04/24/28		307	298,941

			3,943,061
Italy — 0.3%
Republic of Italy, 3.07%, 09/15/23	EUR	4,714	5,816,577

Japan — 1.1%
Japan Government CPI Linked Bond, 0.10%, 03/10/28	JPY	2,635,918	24,220,189

Mexico — 0.2%
United Mexican States:
3.75%, 01/11/28	USD	2,408	2,290,008
6.05%, 01/11/40		2,274	2,518,455

			4,808,463
Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27		2,326	2,395,780

Philippines — 0.1%
Republic of the Philippines:
3.00%, 02/01/28		492	459,184
9.50%, 02/02/30		1,223	1,813,097

			2,272,281
Russia — 0.1%
Russian Federation:
4.25%, 06/23/27		600	576,900
4.38%, 03/21/29		2,800	2,688,000

			3,264,900
South Africa — 0.1%
Republic of South Africa, 4.85%, 09/27/27		2,499	2,349,060

Turkey — 0.0%
Republic of Turkey, 5.13%, 02/17/28		1,173	998,516

Security		Par (000)	Value
Uruguay — 0.1%
Oriental Republic of Uruguay, 4.38%, 10/27/27	USD	1,403	$1,426,150

Total Foreign Government Obligations — 2.8% (Cost: $64,453,683)			64,043,044

U.S. Treasury Obligations — 110.7%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27		68,708	98,363,005
2.00%, 01/15/26		32,390	44,232,954
1.75%, 01/15/28		27,537	35,449,288
3.63%, 04/15/28		17,901	34,602,003
2.50%, 01/15/29		27,230	36,722,414
3.88%, 04/15/29		22,140	43,684,307
3.38%, 04/15/32		9,082	16,740,426
2.13%, 02/15/40 - 02/15/41		34,278	48,110,824
0.75%, 02/15/42 - 02/15/45		80,334	81,714,035
0.63%, 02/15/43		26,320	26,210,463
1.38%, 02/15/44		40,266	46,638,423
1.00%, 02/15/46 - 02/15/48		57,164	59,041,089
0.88%, 02/15/47		33,485	33,423,400
U.S. Treasury Inflation Linked Notes:
1.38%, 01/15/20		35,467	41,625,485
0.13%, 04/15/20(c)		98,555	104,671,913
1.25%, 07/15/20		54,967	64,241,804
1.13%, 01/15/21		63,065	73,085,228
0.13%, 04/15/21 - 07/15/26		560,598	582,435,727
0.63%, 07/15/21 - 01/15/26		141,893	152,574,499
0.63%, 04/15/23 - 01/15/24(c)		341,856	347,508,594
0.38%, 07/15/23 - 01/15/27		230,599	237,601,523
0.25%, 01/15/25		80,806	82,490,091
0.38%, 07/15/27(c)		69,036	67,942,673
0.50%, 01/15/28		69,036	67,677,261
0.75%, 07/15/28		65,462	64,658,818

Total U.S. Treasury Obligations — 110.7% (Cost: $2,502,066,101)			2,491,446,247

Total Long-Term Investments — 114.3% (Cost: $2,584,519,784)			2,573,489,291

		Shares
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(d)(e)		1,958,984	1,958,984

Total Short-Term Securities — 0.1% (Cost: $1,958,984)			1,958,984

Total Options Purchased — 0.0% (Cost: $1,843,304)			1,228,704

Total Investments Before Options Written — 114.4% (Cost: $2,588,322,072)			2,576,676,979

Total Options Written — 0.0% (Premiums Received — $2,126,456)			(1,551,710)

Total Investments Net of Options Written — 114.4% (Cost: $2,586,195,616)			2,575,125,269

Liabilities in Excess of Other Assets — (14.4)%			(324,290,823)

Net Assets — 100.0%			$2,250,834,446

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Inflation Protected Bond Portfolio

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

Affiliate	Shares Held at 12/31/17	Shares Purchased	Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	18,558,903	—	(16,599,919	)(b)	1,958,984	$1,958,984	$149,178	$—	$—
iShares 1-3 Year Credit Bond ETF	230,000	—	(230,000)		—	—	40,092	(35,050)	—

						$1,958,984	$189,270	$(35,050)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date		Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Nomura Securities International, Inc.	2.38%	06/19/18	Open	(a)	$49,687,500	$49,964,715	U.S. Treasury Obligations	Open/Demand(a)
Nomura Securities International, Inc.	2.38	07/27/18	Open	(a)	26,656,250	26,753,012	U.S. Treasury Obligations	Open/Demand(a)
Credit Agricole Corporate and Investments	2.37	09/05/18	Open	(a)	104,125,000	104,278,411	U.S. Treasury Obligations	Open/Demand(a)
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.35	09/28/18	10/01/18		127,635,000	127,659,995	U.S. Treasury Obligations	Overnight

					$308,103,750	$308,656,133

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WTI Crude Oil(a)	69	11/16/18	$5,041	$207,525
Euro-Schatz	260	12/06/18	33,742	(1,206)
U.S. Treasury 10 Year Note	750	12/19/18	89,086	(525,600)
U.S. Treasury 10 Year Ultra Note	52	12/19/18	6,552	(95,130)
90-Day Eurodollar	1,425	12/16/19	345,064	75,363

				(339,048)

Short Contracts
Japan 10 Year Bond	24	12/13/18	31,704	18,942
Canada 10 Year Bond	66	12/18/18	6,777	62,589
U.S. Treasury 5 Year Note	1,900	12/31/18	213,705	355,862
WTI Crude Oil(a)	75	02/19/19	5,438	(232,664)
90-Day Eurodollar	2,260	12/14/20	547,118	787,624
90-Day Eurodollar	1,425	12/13/21	345,117	(132,449)

				859,904

				$520,856

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Inflation Protected Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	149,000	USD	98,538	National Australia Bank Ltd.	10/04/18	$228
USD	98,863	NZD	149,000	State Street Bank and Trust Co.	10/04/18	97
USD	2,091,000	SEK	18,462,497	Royal Bank of Canada	10/10/18	12,264
USD	7,850,000	CNY	53,972,675	JP Morgan Chase Bank NA	10/11/18	6,060
USD	23,038,854	JPY	2,552,000,000	Royal Bank of Canada	10/29/18	532,791
USD	70,827,233	JPY	7,802,498,000	Toronto Dominion Bank	11/26/18	1,872,727
USD	4,683,491	EUR	3,955,000	Nomura International plc	12/19/18	60,468
USD	24,540,074	JPY	2,756,000,000	Bank of Montreal	12/19/18	125,108
USD	25,589,058	JPY	2,563,000,000	Morgan Stanley & Co. International plc	03/16/20	1,920,973

						4,530,716

JPY	2,756,000,000	USD	24,400,614	Bank of Montreal	10/02/18	(144,321)
SEK	18,524,269	USD	2,091,000	Toronto Dominion Bank	10/10/18	(5,308)
CNY	53,764,650	USD	7,850,000	Citibank NA	10/11/18	(36,293)
JPY	2,552,000,000	USD	22,665,490	State Street Bank and Trust Co.	10/29/18	(159,428)
USD	98,556	NZD	149,000	National Australia Bank Ltd.	11/05/18	(229)
JPY	126,939,000	USD	1,151,925	BNP Paribas SA	11/26/18	(30,102)
JPY	7,675,559,000	USD	68,302,992	JP Morgan Chase Bank NA	11/26/18	(470,309)
JPY	2,563,000,000	USD	23,822,138	Goldman Sachs International	03/16/20	(154,053)

						(1,000,043)

	Net Unrealized Appreciation					$3,530,673

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value
Call 90-day Eurodollar October 2018 Futures	1,400	10/12/18	USD	96.88	USD 350,000	$105,000

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One-Touch	Citibank NA	—	01/28/19	USD	106.75	USD	106.75	USD	2,500	$11,470

OTC Options Currency Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	HSBC Bank USA NA	10/12/18	USD	1.16	EUR	10,600	$73,350
USD Currency	Citibank NA	03/26/19	JPY	111.30	USD	17,120	400,915

							474,265

Put
USD Currency	JP Morgan Chase Bank NA	10/09/18	CNH	6.78	USD	25,000	4,417
EUR Currency	HSBC Bank USA NA	10/12/18	USD	1.16	EUR	10,600	69,412
USD Currency	Citibank NA	11/06/18	JPY	107.00	USD	10,000	1,913
USD Currency	Deutsche Bank AG	11/06/18	JPY	99.00	USD	10,000	1
USD Currency	Citibank NA	03/26/19	JPY	111.30	USD	17,120	312,070

							387,813

							$862,078

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Inflation Protected Bond Portfolio

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
2Y-10 CMS Index Cap	0.21%	Goldman Sachs Bank USA	05/29/20	USD	215,286	$250,156	$333,693	$(83,537)

Interest Rate Caps Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
2Y-10 CMS Index Cap	0.71%%	Goldman Sachs Bank USA	05/29/2020	USD	215,286	$(52,303)	$(96,879)	$44,576

Inflation Rate Caps

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for January 2022 divided by HIPCx for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	04/26/22	EUR	14,495	$(797)	$(1,014,650)	$1,013,853

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-day Eurodollar October 2018 Futures	1,400	10/12/18	USD	97.00	USD	350,000	$(26,250)

Put
90-day Eurodollar December 2018 Futures	1,688	12/14/18	USD	96.75	USD	422,000	(305,950)
90-day Eurodollar December 2018 Futures	3,375	12/14/18	USD	96.88	USD	843,750	(1,160,156)

							(1,466,106)

							$(1,492,356)

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Citibank NA	10/09/18	CNH	6.78	USD	25,000	$(4,358)
USD Currency	Citibank NA	11/06/18	JPY	99.00	USD	10,000	(1)
USD Currency	Deutsche Bank AG	11/06/18	JPY	107.00	USD	10,000	(1,895)

							$(6,254)

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.33%	At Termination	UK Retail Price Index All Items Monthly	At Termination	01/15/23	GBP	26,595	$226,912	$—	$226,912
UK Retail Price Index All Items Monthly	At Termination	3.21%	At Termination	02/15/23	GBP	31,433	(345,005)	(10,911)	(334,094)
3.46%	At Termination	UK Retail Price Index All Items Monthly	At Termination	11/15/27	GBP	23,810	81,763	—	81,763
UK Retail Price Index All Items Monthly	At Termination	3.41%	At Termination	01/15/28	GBP	26,595	(323,892)	—	(323,892)
UK Retail Price Index All Items Monthly	At Termination	3.55%	At Termination	11/15/32	GBP	23,810	167,152	—	167,152
UK Retail Price Index All Items Monthly	At Termination	3.60%	At Termination	11/15/42	GBP	14,345	374,999	—	374,999
3.55%	At Termination	UK Retail Price Index All Items Monthly	At Termination	11/15/47	GBP	14,345	(329,526)	—	(329,526)
UK Retail Price Index All Items Monthly	At Termination	3.51%	At Termination	02/15/48	GBP	80	383	1,631	(1,248)

							$(147,214)	$(9,280)	$(137,934)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.17%	Semi-Annual	6 month LIBOR	Semi-Annual	08/22/21	GBP	2,404	$7,558	$—	$7,558
3 month BA	Semi-Annual	2.48%	Semi-Annual	08/22/21	CAD	4,677	(12,537)	—	(12,537)
2.10%	Quarterly	3 month BBR	Quarterly	08/23/21	AUD	3,545	757	—	757
0.12%	Annual	6 month CIBOR	Semi-Annual	08/24/21	DKK	19,489	6,021	—	6,021
3 month STIBOR	Quarterly	0.07%	Annual	08/24/21	SEK	31,375	(11,228)	—	(11,228)
6 month NIBOR	Semi-Annual	1.56%	Annual	08/24/21	NOK	32,713	(11,862)	—	(11,862)
1.32%	Semi-Annual	6 month LIBOR	Semi-Annual	08/22/23	GBP	1,354	9,539	—	9,539
2.41%	Semi-Annual	6 month BBR	Semi-Annual	08/23/23	AUD	2,172	4,505	—	4,505
2.86%	Semi-Annual	3 month LIBOR	Quarterly	08/24/23	USD	1,725	15,259	—	15,259
3 month STIBOR	Quarterly	0.42%	Annual	08/24/23	SEK	18,293	(15,377)	—	(15,377)
6 month CIBOR	Semi-Annual	0.39%	Annual	08/24/23	DKK	13,586	(11,875)	—	(11,875)
6 month EURIBOR	Semi-Annual	0.26%	Annual	08/24/23	EUR	1,828	(10,472)	—	(10,472)
1.53%	Semi-Annual	6 month LIBOR	Semi-Annual	08/22/28	GBP	664	9,757	—	9,757
2.63%	Semi-Annual	3 month BA	Semi-Annual	08/22/28	CAD	1,143	13,839	—	13,839
2.93%	Semi-Annual	3 month LIBOR	Quarterly	08/24/28	USD	894	13,467	—	13,467
3 month STIBOR	Quarterly	1.11%	Annual	08/24/28	SEK	9,273	(12,533)	—	(12,533)
6 month CIBOR	Semi-Annual	0.99%	Annual	08/24/28	DKK	6,634	(10,655)	—	(10,655)
6 month EURIBOR	Semi-Annual	0.87%	Annual	08/24/28	EUR	894	(10,007)	—	(10,007)
1.61%	Semi-Annual	6 month LIBOR	Semi-Annual	08/22/48	GBP	243	10,010	—	10,010
2.92%	Semi-Annual	6 month BBR	Semi-Annual	08/23/48	AUD	482	8,605	—	8,605
2.97%	Semi-Annual	3 month LIBOR	Quarterly	08/24/48	USD	370	11,177	—	11,177
3 month STIBOR	Quarterly	1.70%	Annual	08/24/48	SEK	3,654	(10,254)	909	(11,163)
6 month CIBOR	Semi-Annual	1.54%	Annual	08/24/48	DKK	2,500	(7,636)	—	(7,636)
6 month EURIBOR	Semi-Annual	1.45%	Annual	08/24/48	EUR	338	(7,352)	—	(7,352)

							$(21,294)	$909	$(22,203)

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Inflation Protected Bond Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index	Reference rate
3 month BBR	Australian Bank Bill Rate	2.44%
3 month BA	3 month Canadian Bankers Acceptances	1.94%
3 month LIBOR	London Interbank Offered Rate	2.40%
3 month STIBOR	Stockholm Interbank Offered Rate	(0.46%)
6 month BBR	Australian Bank Bill Rate	2.60%
6 month CIBOR	Copenhagen Interbank Offered Rate	(0.15%)
6 month EURIBOR	Euro Interbank Offered Rate	(0.27%)
6 month GBP LIBOR	London Interbank Offered Rate	0.90%
6 month NIBOR	Norwegian Interbank Offered Rate	1.22%
HICP	Harmonised Index of Consumer Price Index Excluding Tobacco	0.50%
UKRPI	United Kingdom Retail Price Index	3.30%

Currency

EUR — Euro

JPY — Japanese Yen

USD — United States Dollar

Portfolio Abbreviations

LIBOR — London Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Inflation Protected Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds(a)	$—	$3,000,000	$15,000,000	$18,000,000
Foreign Government Obligations	—	64,043,044	—	64,043,044
U.S. Treasury Obligations	—	2,491,446,247	—	2,491,446,247
Short-Term Securities	1,958,984	—	—	1,958,984
Options Purchased:
Foreign currency exchange contracts	—	873,548	—	873,548
Interest rate contracts	105,000	250,156	—	355,156

	$2,063,984	$2,559,612,995	$15,000,000	$2,576,676,979

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$207,525	$—	$—	$207,525
Foreign currency exchange contracts	—	4,530,716	—	4,530,716
Interest rate contracts	1,300,380	110,494	—	1,410,874
Other Contracts	—	850,826	—	850,826
Liabilities:
Commodity contracts	(232,664)	—	—	(232,664)
Foreign currency exchange contracts	—	(1,006,297)	—	(1,006,297)
Interest rate contracts	(2,246,741)	(185,000)	—	(2,431,741)
Other Contracts	—	(989,557)	—	(989,557)

	$(971,500)	$3,311,182	$—	$2,339,682

(a)	See above Consolidated Schedule of Investments for values in each country.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, Reverse Repurchase Agreements of $308,656,133 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

7

Consolidated Schedule of Investments (unaudited) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 12.5%

Cayman Islands — 6.6%
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 3.44%, 07/15/26(a)(b)	USD	6,890	$6,889,888
AIMCO CLO, Series 2014-AA, Class DR, (LIBOR USD 3 Month + 3.25%), 5.60%, 07/20/26(a)(b)		755	755,227
Allegro CLO II Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.30%, 10/21/28(a)(b)(c)		2,490	2,483,775
Allegro CLO II-S Ltd.(a)(b)(c):
Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.23%, 10/21/28		11,500	11,482,750
Series 2014-1RA, Class C, (LIBOR USD 3 Month + 3.00%), 5.15%, 10/21/28		7,480	7,461,300
Allegro CLO IV Ltd., Series 2016-1A, Class D, (LIBOR USD 3 Month + 3.85%), 6.19%, 01/15/29(a)(b)		750	754,669
Allegro CLO V Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.24%), 3.58%, 10/16/30(a)(b)		2,300	2,302,687
Allegro CLO VI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.13%), 3.47%, 01/17/31(a)(b)		7,560	7,547,770
Allegro CLO VIII Ltd., Series 2018-2A, Class E, (LIBOR USD 3 Month + 5.90%), 8.14%, 07/15/31(a)(b)		1,870	1,838,820
ALM V Ltd.(a)(b):
Series 2012-5A, Class A1R3, (LIBOR USD 3 Month + 0.91%), 3.24%, 10/18/27		6,420	6,402,974
Series 2012-5A, Class BR3, (LIBOR USD 3 Month + 1.65%), 3.98%, 10/18/27		1,310	1,301,517
ALM VI Ltd.(a)(b):
Series 2012-6A, Class A2R3, (LIBOR USD 3 Month + 1.40%), 3.75%, 07/15/26		2,864	2,848,625
Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 5.05%, 07/15/26		5,965	5,925,042
Series 2012-6A, Class DR3, (LIBOR USD 3 Month + 5.05%), 7.40%, 07/15/26		3,100	3,077,385
ALM VII Ltd.(a):
Series 2012-7A, Class A1R, (LIBOR USD 3 Month + 1.48%), 3.82%, 10/15/28(b)		12,430	12,473,831
Series 2012-7A, Class SUB, 0.00%, 10/15/28(d)		17,700	9,342,325
ALM XII Ltd.(a)(b):
Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 3.23%, 04/16/27		21,640	21,593,751
Series 2015-12A, Class BR2, (LIBOR USD 3 Month + 1.65%), 3.99%, 04/16/27		4,957	4,920,184
Series 2015-12A, Class C1R2, (LIBOR USD 3 Month + 2.65%), 4.99%, 04/16/27		4,100	4,068,082
Series 2015-12A, Class C2R2, (LIBOR USD 3 Month + 2.65%), 4.99%, 04/16/27		1,450	1,446,623
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 3.24%, 07/15/27		8,949	8,940,744
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.24%, 07/15/27		2,480	2,470,724
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 5.04%, 07/15/27		7,500	7,370,900
Series 2015-16A, Class DR2, (LIBOR USD 3 Month + 5.10%), 7.44%, 07/15/27		1,160	1,148,391

Security		Par (000)	Value
Cayman Islands (continued)
ALM XVIII Ltd., Series 2016-18A, Class A2R, (LIBOR USD 3 Month + 1.65%), 3.99%, 01/15/28(a)(b)	USD	1,880	$1,882,775
AMMC CLO 15 Ltd., Series 2014-15A, Class D, (LIBOR USD 3 Month + 4.20%), 6.53%, 12/09/26(a)(b)		2,620	2,631,436
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (LIBOR USD 3 Month + 2.80%), 5.14%, 10/15/28(a)(b)		890	893,092
AMMC CLO 20 Ltd., Series 2017-20A, Class E, (LIBOR USD 3 Month + 5.81%), 8.15%, 04/17/29(a)(b)		750	749,176
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (LIBOR USD 3 Month + 1.25%), 3.60%, 11/02/30(a)(b)		1,720	1,722,254
AMMC CLO XI Ltd., Series 2012-11A, Class A1R2, (LIBOR USD 3 Month + 1.01%), 3.35%, 04/30/31(a)(b)		5,450	5,425,369
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.54%, 11/10/30(a)(b)		1,675	1,676,304
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 3.60%, 07/24/29(a)(b)		2,500	2,502,898
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (LIBOR USD 3 Month + 1.25%), 3.59%, 07/25/29(a)(b)		10,125	10,135,928
Anchorage Capital CLO 1-R Ltd.(a):
Series 2018-1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 3.33%, 04/13/31(b)		17,730	17,641,742
Series 2018-1RA, Class SUB, 0.00%, 04/13/31(c)(d)		4,440	4,440,000
Anchorage Capital CLO 3-R Ltd.(a)(b):
Series 2014-3RA, Class A, (LIBOR USD 3 Month + 1.05%), 3.39%, 01/28/31		2,950	2,944,536
Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 3.84%, 01/28/31		5,550	5,529,158
Series 2014-3RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.19%, 01/28/31		2,375	2,334,712
Series 2014-3RA, Class D, (LIBOR USD 3 Month + 2.60%), 4.94%, 01/28/31		5,300	5,220,019
Series 2014-3RA, Class E, (LIBOR USD 3 Month + 5.50%), 7.84%, 01/28/31		4,750	4,650,413
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 3.39%, 01/28/31		5,390	5,368,875
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.19%, 01/28/31		5,170	5,082,472
Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 4.94%, 01/28/31		6,000	5,909,537
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 3.79%, 01/15/30		15,535	15,547,409
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.19%, 01/15/30		3,700	3,680,071
Series 2014-5RA, Class E, (LIBOR USD 3 Month + 5.40%), 7.74%, 01/15/30		4,880	4,914,627
Anchorage Capital CLO 6 Ltd.(a):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.61%, 07/15/30(b)		5,250	5,256,388
Series 2015-6A, Class DR, (LIBOR USD 3 Month + 3.55%), 5.89%, 07/15/30(b)		2,660	2,674,612
Series 2015-6A, Class ER, (LIBOR USD 3 Month + 6.35%), 8.69%, 07/15/30(b)		2,250	2,273,979
Series 2015-6A, Class SUB2, 0.00%, 07/15/30(d)		2,220	1,334,233
Anchorage Capital CLO 7 Ltd.(a)(b):
Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.30%, 10/15/27		39,870	39,818,683
Series 2015-7A, Class B1R, (LIBOR USD 3 Month + 1.30%), 3.64%, 10/15/27		1,500	1,489,296
Series 2015-7A, Class CR, (LIBOR USD 3 Month + 1.70%), 4.04%, 10/15/27		4,297	4,260,581
Series 2015-7A, Class DR, (LIBOR USD 3 Month + 2.70%), 5.04%, 10/15/27		4,335	4,328,204
Series 2015-7A, Class ER, (LIBOR USD 3 Month + 5.60%), 7.94%, 10/15/27		2,250	2,252,098

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class AR, (LIBOR USD 3 Month + 1.00%), 3.34%, 07/28/28	USD	7,600	$7,592,262
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.94%, 07/28/28		7,480	7,473,558
Series 2016-8A, Class CR, (LIBOR USD 3 Month + 2.10%), 4.44%, 07/28/28		17,190	17,201,770
Series 2016-8A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.34%, 07/28/28		5,650	5,640,478
Series 2016-8A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.09%, 07/28/28		7,970	7,952,603
Anchorage Capital CLO 9 Ltd.(a)(b):
Series 2016-9A, Class D, (LIBOR USD 3 Month + 4.00%), 6.34%, 01/15/29		1,860	1,872,558
Series 2016-9A, Class E, (LIBOR USD 3 Month + 7.25%), 9.59%, 01/15/29		1,910	1,936,158
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.59%, 10/13/30		2,910	2,913,683
Series 2013-1A, Class BR, (LIBOR USD 3 Month + 2.15%), 4.49%, 10/13/30		1,160	1,160,963
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.20%), 5.54%, 10/13/30		1,333	1,335,711
Series 2013-1A, Class DR, (LIBOR USD 3 Month + 6.80%), 9.14%, 10/13/30		3,210	3,260,799
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.42%, 04/15/31(a)(b)		40,778	40,710,937
Apidos CLO XV(a)(b):
Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.36%, 04/20/31		4,630	4,606,889
Series 2013-15A, Class ERR, (LIBOR USD 3 Month + 5.70%), 8.05%, 04/20/31		3,880	3,845,066
Apidos CLO XVI, Series 2013-16A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.34%, 01/19/25(a)(b)		2,775	2,777,017
Apidos CLO XVII, Series 2014-17A, Class A1R, (LIBOR USD 3 Month + 1.31%), 3.65%, 04/17/26(a)(b)		3,052	3,053,013
Apidos CLO XVIII(a)(b):
Series 2014-18A, Class A1R, (LIBOR USD 3 Month + 1.12%), 3.47%, 07/22/26		3,590	3,590,204
Series 2014-18A, Class CR, (LIBOR USD 3 Month + 3.25%), 5.60%, 07/22/26		2,900	2,900,237
Series 2014-18A, Class D, (LIBOR USD 3 Month + 5.20%), 7.55%, 07/22/26		7,055	7,056,027
Series 2018-18A, Class A1, (LIBOR USD 3 Month + 1.14%), 1.00%, 10/22/30		3,500	3,500,000
Series 2018-18A, Class D, (LIBOR USD 3 Month + 3.15%), 1.00%, 10/22/30(c)		2,300	2,300,000
Series 2018-18A, Class E, (LIBOR USD 3 Month + 5.70%), 1.00%, 10/22/30		6,900	6,831,000
Apidos CLO XXI, Series 2015-21A, Class CR, (LIBOR USD 3 Month + 2.45%), 4.78%, 07/18/27(a)(b)(e)		500	493,843
Apidos CLO XXII, Series 2015-22A, Class D, (LIBOR USD 3 Month + 6.00%), 8.35%, 10/20/27(a)(b)		2,870	2,877,462
Apidos CLO XXIII, Series 2015-23A, Class D2, (LIBOR USD 3 Month + 5.95%), 8.29%, 01/15/27(a)(b)		3,752	3,753,308
Apidos CLO XXIX, Series 2018-29A, Class D, (LIBOR USD 3 Month + 5.25%), 7.64%, 07/25/30(a)(b)		1,860	1,796,160
Apidos CLO XXV, Series 2016-25A, Class A2A, (LIBOR USD 3 Month + 1.80%), 4.15%, 10/20/28(a)(b)		2,580	2,581,535
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (LIBOR USD 1 Month + 0.99%), 3.15%, 12/15/27(a)(b)		9,740	9,754,215

Security		Par (000)	Value
Cayman Islands (continued)
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b):
Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 3.86%, 09/15/26	USD	11,470	$11,501,341
Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 3.15%, 08/15/27		4,410	4,415,320
Ares XL CLO Ltd.(a)(b):
Series 2016-40A, Class C, (LIBOR USD 3 Month + 3.70%), 6.04%, 10/15/27		3,060	3,075,663
Series 2016-40A, Class D, (LIBOR USD 3 Month + 6.60%), 8.94%, 10/15/27		1,470	1,473,154
Ares XLI CLO Ltd., Series 2016-41A, Class D, (LIBOR USD 3 Month + 4.20%), 6.54%, 01/15/29(a)(b)		1,400	1,416,040
Ares XLIII CLO Ltd., Series 2017-43A, Class E, (LIBOR USD 3 Month + 6.47%), 8.81%, 10/15/29(a)(b)		3,380	3,443,956
Ares XLIV CLO Ltd., Series 2017-44A, Class D, (LIBOR USD 3 Month + 6.55%), 8.89%, 10/15/29(a)(b)		550	558,763
ARES XLV CLO Ltd., Series 2017-45A, Class C, (LIBOR USD 3 Month + 2.05%), 4.39%, 10/15/30(a)(b)		1,125	1,123,218
Ares XXXIII CLO Ltd.(a)(b):
Series 2015-1A, Class A2R, (LIBOR USD 3 Month + 1.95%), 4.27%, 12/05/25		1,370	1,370,841
Series 2015-1A, Class B2R, (LIBOR USD 3 Month + 2.80%), 5.12%, 12/05/25		750	754,609
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 4.20%), 6.52%, 12/05/25		4,175	4,220,550
Series 2015-1A, Class D, (LIBOR USD 3 Month + 6.23%), 8.55%, 12/05/25		3,200	3,258,303
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, (LIBOR USD 3 Month + 7.25%), 9.58%, 07/18/28(a)(b)		2,910	2,955,236
Ares XXXVII CLO Ltd.(a):
Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.51%, 10/15/30(b)		1,500	1,500,784
Series 2015-4A, Class CR, (LIBOR USD 3 Month + 2.65%), 4.99%, 10/15/30(b)		5,005	4,949,459
Series 2015-4A, Class DR, (LIBOR USD 3 Month + 6.15%), 8.49%, 10/15/30(b)		8,355	8,453,774
Series 2015-4A, Class SUB, 0.00%, 10/15/30(d)		2,230	1,725,931
Assurant CLO III Ltd.(a)(b):
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.25%), 4.41%, 10/20/31		1,130	1,129,405
Series 2018-2A, Class E, (LIBOR USD 3 Month + 6.15%), 8.31%, 10/20/31		750	740,055
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A2RR, (LIBOR USD 3 Month + 1.30%), 3.61%, 02/17/26(a)(b)		2,750	2,749,626
Atlas Senior Loan Fund Ltd., Series 2017-8A, Class E, (LIBOR USD 3 Month + 5.95%), 8.29%, 01/16/30(a)(b)		1,660	1,636,098
Atrium IX, Series 9A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.55%, 05/28/30(a)(b)		5,350	5,355,752
Atrium VIII(a):
Series 8A, Class DR, (LIBOR USD 3 Month + 4.00%), 6.35%, 10/23/24(b)		12,615	12,697,482
Series 8A, Class ER, (LIBOR USD 3 Month + 7.25%), 9.60%, 10/23/24(b)		3,890	3,904,013
Series 8A, Class SUB, 0.00%, 10/23/24(d)		13,300	9,162,569
Atrium XI, Series 11A, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.49%, 10/23/25(a)(b)		1,730	1,729,916
Atrium XII(a)(b):
Series 12A, Class AR, (LIBOR USD 3 Month + 0.83%), 3.18%, 04/22/27		6,765	6,729,066

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Series 12A, Class CR, (LIBOR USD 3 Month + 1.65%), 4.00%, 04/22/27	USD	4,365	$4,325,240
Atrium XIII, Series 13A, Class E, (LIBOR USD 3 Month + 6.05%), 8.40%, 11/21/30(a)(b)		936	940,947
Avery Point V CLO Ltd.(a)(b):
Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.32%, 07/17/26		7,090	7,086,624
Series 2014-5A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.84%, 07/17/26		1,730	1,725,902
Avery Point VI CLO Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.26%, 08/05/27		20,200	20,198,285
Series 2015-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.71%, 08/05/27		9,070	9,069,257
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, (LIBOR USD 3 Month + 1.50%), 3.84%, 01/15/28(a)(b)		13,670	13,689,336
Babson CLO Ltd.(a)(b):
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.19%), 3.54%, 10/20/30		3,750	3,752,735
Series 2015-IA, Class AR, (LIBOR USD 3 Month + 0.99%), 3.34%, 01/20/31		3,140	3,121,770
Series 2015-IA, Class BR, (LIBOR USD 3 Month + 1.40%), 3.75%, 01/20/31		2,990	2,941,881
Series 2016-2A, Class C, (LIBOR USD 3 Month + 2.60%), 4.95%, 07/20/28		2,030	2,032,344
Series 2016-2A, Class E, (LIBOR USD 3 Month + 6.90%), 9.25%, 07/20/28		2,210	2,217,134
Bain Capital Credit CLO, Series 2018-2A, Class A1, (LIBOR USD 3 Month + 1.08%), 3.43%, 07/19/31(a)(b)		5,210	5,200,185
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.02%, 07/20/29(a)(b)		2,210	2,204,124
Battalion CLO VII Ltd.(a)(b):
Series 2014-7A, Class A1RR, (LIBOR USD 3 Month + 1.04%), 3.38%, 07/17/28		13,060	13,057,511
Series 2014-7A, Class BRR, (LIBOR USD 3 Month + 2.50%), 4.84%, 07/17/28		8,410	8,435,099
Battalion CLO X Ltd.(a)(b):
Series 2016-10A, Class C, (LIBOR USD 3 Month + 4.25%), 6.59%, 01/24/29		1,000	1,006,005
Series 2016-10A, Class D, (LIBOR USD 3 Month + 7.00%), 9.34%, 01/24/29		1,250	1,260,690
Battalion CLO XI Ltd., Series 2017-11A, Class E, (LIBOR USD 3 Month + 5.98%), 8.32%, 10/24/29(a)(b)		5,530	5,559,996
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.10%, 04/20/31(a)(b)		370	355,499
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (LIBOR USD 3 Month + 3.70%), 6.04%, 07/15/29(a)(b)		1,500	1,510,079
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, (LIBOR USD 3 Month + 1.49%), 3.84%, 01/20/29(a)(b)		16,065	16,106,303
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class ER, (LIBOR USD 3 Month + 5.70%), 9.16%, 07/20/31(a)(b)		500	489,003
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (LIBOR USD 3 Month + 1.09%), 3.21%, 04/20/31(a)(b)		3,509	3,502,426
Benefit Street Partners CLO VI Ltd.(a)(b):
Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 3.57%, 10/18/29		19,287	19,311,407

Security		Par (000)	Value
Cayman Islands (continued)
Series 2015-VIA, Class A2R, (LIBOR USD 3 Month + 1.72%), 4.05%, 10/18/29	USD	3,868	$3,870,687
Series 2015-VIA, Class BR, (LIBOR USD 3 Month + 2.40%), 4.73%, 10/18/29		2,750	2,758,064
Series 2015-VIA, Class CR, (LIBOR USD 3 Month + 3.45%), 5.78%, 10/18/29		2,640	2,652,211
Benefit Street Partners CLO VII Ltd.(a)(b):
Series 2015-VIIA, Class A1AR, (LIBOR USD 3 Month + 0.78%), 3.11%, 07/18/27		4,980	4,961,734
Series 2015-VIIA, Class D, (LIBOR USD 3 Month + 5.35%), 7.68%, 07/18/27		7,930	7,933,414
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (LIBOR USD 3 Month + 1.10%), 3.45%, 01/20/31(a)(b)		3,140	3,132,258
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, (LIBOR USD 3 Month + 6.41%), 8.75%, 10/15/30(a)(b)		1,055	1,067,468
BlueMountain CLO Ltd.(a)(b):
Series 2012-2A, Class DR, (LIBOR USD 3 Month + 4.15%), 6.47%, 11/20/28		1,170	1,176,919
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.53%, 10/22/30		9,405	9,416,562
Series 2013-3A, Class B1R, (LIBOR USD 3 Month + 1.40%), 3.74%, 10/29/25		1,550	1,551,367
Series 2013-3A, Class CR, (LIBOR USD 3 Month + 1.90%), 4.24%, 10/29/25		6,635	6,644,371
Series 2014-2A, Class AR, (LIBOR USD 3 Month + 0.93%), 3.28%, 07/20/26		2,760	2,759,779
Series 2014-3A, Class D, (LIBOR USD 3 Month + 5.10%), 7.44%, 10/15/26		5,357	5,360,453
Series 2015-1A, Class C, (LIBOR USD 3 Month + 3.75%), 6.09%, 04/13/27		1,670	1,673,724
Series 2015-1A, Class D, (LIBOR USD 3 Month + 5.45%), 7.79%, 04/13/27		3,611	3,616,885
Series 2015-3A, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.35%, 04/20/31		1,470	1,461,996
Series 2016-2A, Class D, (LIBOR USD 3 Month + 7.00%), 9.32%, 08/20/28		750	751,359
Series 2016-3A, Class E, (LIBOR USD 3 Month + 6.85%), 9.16%, 11/15/27		750	754,747
BlueMountain CLO XXII Ltd., Series 2018-22A, Class E, (LIBOR USD 3 Month + 5.05%), 7.41%, 07/15/31(a)(b)		1,870	1,780,515
Bristol Park CLO Ltd., Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.25%), 9.59%, 04/15/29(a)(b)		750	766,369
BSPRT Issuer Ltd.(a)(b):
Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.51%, 06/15/27		5,606	5,616,271
Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 3.21%, 03/15/28		12,260	12,278,196
Burnham Park CLO Ltd., Series 2016-1A, Class E, (LIBOR USD 3 Month + 6.85%), 9.20%, 10/20/29(a)(b)		750	752,388
Canyon Capital CLO Ltd., Series 2016-2A, Class E, (LIBOR USD 3 Month + 6.75%), 9.09%, 10/15/28(a)(b)		4,070	4,070,777
Canyon CLO Ltd., Series 2018-1A, Class E, (LIBOR USD 3 Month + 5.75%), 7.79%, 07/15/31(a)(b)		1,290	1,240,100
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 0.97%), 3.31%, 04/17/31		5,730	5,690,578
Series 2014-2RA, Class D, (LIBOR USD 3 Month + 5.35%), 7.66%, 05/15/31		1,480	1,438,171

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Series 2014-3RA, Class A1A, (LIBOR USD 3 Month + 1.05%), 3.14%, 07/27/31	USD	31,870	$31,759,966
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.85%, 04/20/27		1,236	1,234,866
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.00%), 4.35%, 04/20/27		3,090	3,092,583
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.35%, 04/20/27		2,475	2,474,683
Series 2015-1A, Class E1, (LIBOR USD 3 Month + 5.30%), 7.65%, 04/20/27		2,265	2,276,303
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 2.25%), 4.59%, 04/27/27		750	750,150
Series 2015-2A, Class DR, (LIBOR USD 3 Month + 4.35%), 6.69%, 04/27/27		1,250	1,238,891
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.94%, 07/28/28		7,120	7,095,753
Series 2015-4A, Class D, (LIBOR USD 3 Month + 6.10%), 8.45%, 10/20/27		1,330	1,333,589
Series 2015-4A, Class SBB1, (LIBOR USD 3 Month + 8.50%), 10.85%, 10/20/27		1,722	1,681,322
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 5.20%), 7.55%, 04/20/27		2,100	2,083,694
Series 2016-2A, Class D2R, (LIBOR USD 3 Month + 5.17%), 7.51%, 07/15/27		750	751,154
Series 2016-3A, Class D, (LIBOR USD 3 Month + 7.00%), 9.35%, 10/20/29		750	752,460
Carlyle US CLO Ltd.(a)(b):
Series 2017-2A, Class D, (LIBOR USD 3 Month + 6.15%), 8.50%, 07/20/31		740	737,927
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.52%, 01/15/30		4,750	4,750,827
CBAM Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.60%, 07/20/30		6,700	6,714,128
Series 2017-2A, Class B1, (LIBOR USD 3 Month + 1.75%), 4.09%, 10/17/29		2,595	2,594,872
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.23%), 3.57%, 10/17/29		3,950	3,954,503
Series 2017-3A, Class B1, (LIBOR USD 3 Month + 1.70%), 4.04%, 10/17/29		450	449,733
Series 2017-3A, Class E1, (LIBOR USD 3 Month + 6.50%), 8.84%, 10/17/29		1,530	1,547,982
Series 2018-6A, Class A, (LIBOR USD 3 Month + 0.94%), 3.33%, 07/15/31		4,830	4,815,851
Series 2018-6A, Class B1, (LIBOR USD 3 Month + 1.50%), 3.89%, 07/15/31		1,860	1,852,294
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 4.08%, 06/09/30(a)(b)		4,900	4,901,346
Cedar Funding IX CLO Ltd.(a)(b):
Series 2018-9A, Class A1, (LIBOR USD 3 Month + 0.98%), 3.22%, 04/20/31		3,390	3,373,126
Series 2018-9A, Class E, (LIBOR USD 3 Month + 5.35%), 7.59%, 04/20/31		1,670	1,592,253
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.59%, 10/17/30		30,739	30,778,115
Series 2017-8A, Class B, (LIBOR USD 3 Month + 1.70%), 4.04%, 10/17/30		1,920	1,918,868
Series 2017-8A, Class C, (LIBOR USD 3 Month + 2.25%), 4.59%, 10/17/30		4,665	4,671,346
Series 2017-8A, Class D, (LIBOR USD 3 Month + 3.25%), 5.59%, 10/17/30		3,695	3,700,718

Security		Par (000)	Value
Cayman Islands (continued)
Cent CLO 17 Ltd.(a)(b):
Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 3.39%, 04/30/31	USD	9,600	$9,559,069
Series C17A, Class DR, (LIBOR USD 3 Month + 6.00%), 8.36%, 04/30/31		500	495,490
Cent CLO 24 Ltd., Series 2015-24A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.29%, 10/15/26(a)(b)		15,620	15,606,194
CIFC Funding Ltd.(a)(b):
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.75%), 4.09%, 07/16/30		500	500,576
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 3.54%, 10/18/30		7,500	7,508,275
Series 2013-2A, Class B1LR, (LIBOR USD 3 Month + 3.05%), 5.38%, 10/18/30		773	774,188
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.10%), 3.43%, 01/18/31		630	628,028
Series 2014-3A, Class B1R, (LIBOR USD 3 Month + 1.50%), 3.85%, 07/22/26		970	970,062
Series 2014-3A, Class C1R, (LIBOR USD 3 Month + 1.90%), 4.25%, 07/22/26		3,137	3,137,230
Series 2014-4A, Class D, (LIBOR USD 3 Month + 3.40%), 5.74%, 10/17/26		3,755	3,754,901
Series 2015-1A, Class ARR, (LIBOR USD 3 Month + 1.11%), 3.46%, 01/22/31		810	807,845
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.78%), 3.12%, 04/15/27		3,280	3,263,758
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.70%), 4.04%, 04/15/27		5,675	5,634,334
Series 2016-1A, Class E, (LIBOR USD 3 Month + 6.75%), 9.10%, 10/21/28		3,310	3,349,182
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.24%), 3.59%, 04/20/30		7,750	7,757,530
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.00%), 3.16%, 04/18/31		6,430	6,395,081
Clear Creek CLO Ltd., Series 2015-1A, Class ER, (LIBOR USD 3 Month + 6.30%), 8.65%, 10/20/30(a)(b)		1,375	1,388,477
Cumberland Park CLO Ltd.(a)(b):
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.80%), 4.15%, 07/20/28		1,470	1,457,210
Series 2015-2A, Class ER, (LIBOR USD 3 Month + 5.65%), 8.00%, 07/20/28		834	838,968
Deer Creek CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.18%), 3.53%, 10/20/30		1,250	1,250,776
Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.35%), 8.70%, 10/20/30		500	505,176
Dewolf Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.20%), 8.54%, 10/15/30(a)(b)		1,000	1,012,290
Dryden 36 Senior Loan Fund(a)(b):
Series 2014-36A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.14%, 01/15/28		750	752,560
Series 2014-36A, Class DR, (LIBOR USD 3 Month + 4.24%), 6.58%, 01/15/28		2,500	2,519,036
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.46%, 01/15/31(a)(b)		42,819	42,714,710
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (LIBOR USD 3 Month + 1.02%), 3.06%, 04/15/31(a)(b)		1,415	1,408,252
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (LIBOR USD 3 Month + 0.97%), 3.19%, 04/18/31(a)(b)		3,522	3,494,231

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Dryden Senior Loan Fund, Series 2017-47A, Class E, (LIBOR USD 3 Month + 6.20%), 8.54%, 04/15/28(a)(b)	USD	500	$504,717
Dryden XXV Senior Loan Fund(a)(b):
Series 2012-25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 3.24%, 10/15/27		9,320	9,297,922
Series 2012-25A, Class CRR, (LIBOR USD 3 Month + 1.85%), 4.19%, 10/15/27		1,500	1,496,752
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.25%, 04/15/29(a)(b)		1,470	1,464,470
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.51%, 08/15/30(a)(b)		23,925	23,945,286
Elevation CLO Ltd.(a)(b):
Series 2016-5A, Class D, (LIBOR USD 3 Month + 4.65%), 6.99%, 07/15/28		2,480	2,480,279
Series 2016-5A, Class E, (LIBOR USD 3 Month + 6.95%), 9.29%, 07/15/28		1,850	1,850,271
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.16%), 3.50%, 10/25/30		4,440	4,439,757
Series 2017-8A, Class C, (LIBOR USD 3 Month + 2.05%), 4.39%, 10/25/30		2,375	2,330,824
Emerson Park CLO Ltd., Series 2013-1A, Class B1R, (LIBOR USD 3 Month + 1.45%), 3.79%, 07/15/25(a)(b)		1,000	1,000,570
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.23%, 04/15/27(a)(b)		4,600	4,587,938
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.54%, 10/15/30(a)(b)		5,085	5,081,093
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (LIBOR USD 3 Month + 5.25%), 7.60%, 04/20/31(a)(b)		500	485,876
Galaxy XXIX CLO Ltd.(a)(b):
Series 2018-29A, Class B, (LIBOR USD 3 Month + 1.40%), 3.71%, 11/15/26		250	249,540
Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 3.99%, 11/15/26		2,400	2,387,469
Series 2018-29A, Class D, (LIBOR USD 3 Month + 2.40%), 4.71%, 11/15/26		3,370	3,355,087
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.40%), 8.74%, 10/15/30(a)(b)		1,500	1,532,075
GoldenTree Loan Opportunities IX Ltd.(a)(b):
Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 0.00%, 10/29/29		5,130	5,130,000
Series 2014-9A, Class D, (LIBOR USD 3 Month + 3.50%), 5.84%, 10/29/26		3,297	3,297,286
Series 2014-9A, Class ER2, (LIBOR USD 3 Month + 5.66%), 0.00%, 10/29/29		5,000	4,975,000
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (LIBOR USD 3 Month + 1.07%), 3.40%, 01/18/31(a)(b)		2,463	2,457,693
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (LIBOR USD 1 Month + 1.55%), 3.71%, 03/15/27(a)(b)		2,870	2,860,948
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (LIBOR USD 3 Month + 2.35%), 4.69%, 01/17/27(a)(b)		2,120	2,117,339
Highbridge Loan Management Ltd.(b):
Series 12A-18, Class A1B, (LIBOR USD 3 Month + 1.25%), 3.62%, 07/18/31(a)		930	929,624

Security		Par (000)	Value
Cayman Islands (continued)
Series 12A-18, Class D, (LIBOR USD 3 Month + 5.15%), 7.52%, 07/18/31(a)	USD	1,860	$1,810,184
Series 2013-2A, Class DR, (LIBOR USD 3 Month + 6.60%), 8.95%, 10/20/29(a)		500	506,475
Series 4A-2014, Class BR, (LIBOR USD 3 Month + 1.85%), 4.19%, 01/28/30(a)		3,000	2,965,867
Series 5A-2015, Class C1R, (LIBOR USD 3 Month + 2.10%), 4.44%, 01/29/26(a)		3,080	3,080,837
Series 5A-2015, Class C2R, (LIBOR USD 3 Month + 2.10%), 4.44%, 01/29/26(a)		750	750,930
Series 5A-2015, Class D1R, (LIBOR USD 3 Month + 3.30%), 5.64%, 01/29/26(a)		3,470	3,471,979
Series 5A-2015, Class D2R, (LIBOR USD 3 Month + 3.30%), 5.64%, 01/29/26(a)		750	750,428
Series 5A-2015, Class E, (LIBOR USD 3 Month + 5.35%), 7.69%, 01/29/26(a)		2,500	2,502,624
Series 5X-2015, Class E, (LIBOR USD 3 Month + 5.35%), 7.69%, 01/29/26		2,330	2,332,445
Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.34%, 02/05/31(a)		8,145	8,107,850
Series 6A-2015, Class DR, (LIBOR USD 3 Month + 5.10%), 7.44%, 02/05/31(a)		2,120	2,061,815
Series 7A-2015, Class CR, (LIBOR USD 3 Month + 1.70%), 4.01%, 03/15/27(a)		1,670	1,659,626
Series 7A-2015, Class DR, (LIBOR USD 3 Month + 2.40%), 4.71%, 03/15/27(a)		1,160	1,160,098
Series 7A-2015, Class ER, (LIBOR USD 3 Month + 5.00%), 7.31%, 03/15/27(a)		2,240	2,222,795
Series 8A-2016, Class ER, (LIBOR USD 3 Month + 5.50%), 7.85%, 07/20/30(a)(e)		750	740,354
HPS Loan Management Ltd.(a)(b):
Series 10A-16, Class C, (LIBOR USD 3 Month + 3.65%), 6.00%, 01/20/28		4,912	4,931,153
Series 10A-16, Class D, (LIBOR USD 3 Month + 6.50%), 8.85%, 01/20/28		4,000	4,026,952
Series 11A-17, Class E, (LIBOR USD 3 Month + 6.10%), 8.44%, 05/06/30		350	352,867
Jay Park CLO Ltd., Series 2016-1A, Class D, (LIBOR USD 3 Month + 7.00%), 9.35%, 10/20/27(a)(b)		2,230	2,237,255
Kayne CLO II Ltd.(a)(b):
Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.24%), 3.68%, 10/15/31		21,250	21,173,500
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.90%), 4.34%, 10/15/31		5,050	5,050,000
KKR CLO 12 Ltd.(a)(b):
Series 12, Class A1R, (LIBOR USD 3 Month + 1.05%), 3.39%, 07/15/27		15,700	15,705,748
Series 12, Class ER, (LIBOR USD 3 Month + 5.60%), 7.94%, 07/15/27		1,480	1,480,173
Series 12, Class ER2, (LIBOR USD 3 Month + 6.15%), 8.55%, 10/15/30(c)		1,480	1,480,000
LCM 26 Ltd., Series 26A, Class A1, (LIBOR USD 3 Month + 1.07%), 3.42%, 01/20/31(a)(b)		13,480	13,460,856
LCM XIV LP, Series 14A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.44%, 07/20/31(a)(b)		2,220	2,212,648
LCM XVI LP, Series 16A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.37%, 07/15/26(a)(b)		3,330	3,329,564
LCM XVII LP, Series 17A, Class D, (LIBOR USD 3 Month + 3.50%), 5.84%, 10/15/26(a)(b)		1,560	1,560,143
LCM XVIII LP(a):
Series 18A, Class ER, (LIBOR USD 3 Month + 5.95%), 8.30%, 04/20/31(b)		500	493,622
Series 18A, Class INC, 0.00%, 04/20/31(d)		2,122	1,328,894

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
LCM XX LP(a)(b):
Series 20A, Class AR, (LIBOR USD 3 Month + 1.04%), 1.00%, 10/20/27	USD	8,350	$8,350,000
Series 20A, Class BR, (LIBOR USD 3 Month + 1.55%), 1.00%, 10/20/27		2,000	2,000,000
LCM XXI LP(a)(b):
Series 21A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.23%, 04/20/28		3,670	3,656,522
Series 21A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.10%, 04/20/28		1,470	1,480,526
LCM XXIV Ltd., Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 3.66%, 03/20/30(a)(b)		1,350	1,353,871
Limerock CLO III LLC, Series 2014-3A, Class C, (LIBOR USD 3 Month + 3.60%), 5.95%, 10/20/26(a)(b)		8,490	8,504,462
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.29%, 05/15/28(a)(b)		20,720	20,772,880
Madison Park Funding Ltd., Series 2014-12A, Class E, (LIBOR USD 3 Month + 5.10%), 7.45%, 07/20/26(a)(b)		1,140	1,144,204
Madison Park Funding X Ltd., Series 2012-10A, Class ER, (LIBOR USD 3 Month + 7.62%), 9.97%, 01/20/29(a)(b)		1,480	1,501,598
Madison Park Funding XI Ltd.(a)(b):
Series 2013-11A, Class AR, (LIBOR USD 3 Month + 1.16%), 3.51%, 07/23/29		1,062	1,062,698
Series 2013-11A, Class ER, (LIBOR USD 3 Month + 6.45%), 8.80%, 07/23/29		1,070	1,072,816
Madison Park Funding XIII Ltd.(a)(b):
Series 2014-13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 3.29%, 04/19/30		6,730	6,720,415
Series 2014-13A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.09%, 04/19/30		4,000	4,028,483
Madison Park Funding XIV Ltd.(a)(b):
Series 2014-14A, Class A2R, (LIBOR USD 3 Month + 1.12%), 3.47%, 07/20/26		18,859	18,858,968
Series 2014-14A, Class DR, (LIBOR USD 3 Month + 3.25%), 5.60%, 07/20/26		4,925	4,934,304
Series 2014-14A, Class E, (LIBOR USD 3 Month + 4.75%), 7.10%, 07/20/26		1,250	1,253,772
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (LIBOR USD 3 Month + 3.45%), 5.79%, 01/27/26(a)(b)		1,160	1,161,645
Madison Park Funding XVI Ltd.(a)(b):
Series 2015-16A, Class C, (LIBOR USD 3 Month + 3.70%), 6.05%, 04/20/26		1,200	1,204,820
Series 2015-16A, Class D, (LIBOR USD 3 Month + 5.50%), 7.85%, 04/20/26		4,030	4,038,454
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.54%, 10/21/30(a)(b)		24,930	24,948,722
Madison Park Funding XX Ltd., Series 2016-20A, Class ER, (LIBOR USD 3 Month + 5.30%), 7.63%, 07/27/30(a)(b)		1,740	1,710,585
Madison Park Funding XXIII Ltd.(a)(b):
Series 2017-23A, Class A, (LIBOR USD 3 Month + 1.21%), 3.55%, 07/27/30		4,500	4,503,199
Series 2017-23A, Class E, (LIBOR USD 3 Month + 6.25%), 8.59%, 07/27/30		1,000	1,018,827
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, (LIBOR USD 3 Month + 6.10%), 8.44%, 04/25/29(a)(b)		1,500	1,509,847

Security		Par (000)	Value
Cayman Islands (continued)
Madison Park Funding XXVI Ltd.(a)(b):
Series 2017-26A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.54%, 07/29/30	USD	7,650	$7,656,127
Series 2017-26A, Class ER, (LIBOR USD 3 Month + 6.50%), 8.84%, 07/29/30		525	533,212
Madison Park Funding XXX Ltd., Series 2018-30A, Class E, (LIBOR USD 3 Month + 4.95%), 7.29%, 04/15/29(a)(b)		2,050	2,011,609
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 3.31%, 06/15/28(a)(b)		4,790	4,796,060
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.51%, 12/18/30(a)(b)		4,500	4,491,756
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (LIBOR USD 3 Month + 0.97%), 3.02%, 04/21/31(a)(b)		9,380	9,295,257
Mill Creek II CLO Ltd.(a)(b):
Series 2016-1A, Class C, (LIBOR USD 3 Month + 3.35%), 5.70%, 04/20/28		1,600	1,597,002
Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.75%), 10.10%, 04/20/28		1,750	1,752,823
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.95%, 07/20/24(a)(b)		11,830	11,830,322
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.60%, 10/20/30(a)(b)		8,280	8,290,502
MP CLO VII Ltd., Series 2015-1A, Class ARR, (LIBOR USD 3 Month + 1.08%), 3.23%, 10/18/28(a)(b)		17,410	17,406,192
MP CLO VIII Ltd.(a)(b):
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 3.25%, 10/28/27		10,100	10,072,292
Series 2015-2A, Class ER, (LIBOR USD 3 Month + 5.45%), 7.79%, 10/28/27		740	739,895
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class ER, (LIBOR USD 3 Month + 6.45%), 8.79%, 01/28/30(a)(b)		1,375	1,388,829
Neuberger Berman CLO XV, Series 2013-15A, Class DR, (LIBOR USD 3 Month + 3.05%), 5.39%, 10/15/29(a)(b)		1,600	1,600,788
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.00%, 04/22/29(a)(b)		4,833	4,864,936
Neuberger Berman CLO XVIII Ltd.(a)(b):
Series 2014-18A, Class CR, (LIBOR USD 3 Month + 4.25%), 6.57%, 11/14/27		2,110	2,122,726
Series 2014-18A, Class DR, (LIBOR USD 3 Month + 7.75%), 10.07%, 11/14/27		750	756,718
Neuberger Berman CLO XVI-S Ltd.(a)(b):
Series 2017-16SA, Class A, (LIBOR USD 3 Month + 0.85%), 3.19%, 01/15/28		2,220	2,209,903
Series 2017-16SA, Class D, (LIBOR USD 3 Month + 2.50%), 4.84%, 01/15/28		1,650	1,644,032
Neuberger Berman CLO XX Ltd.(a)(b):
Series 2015-20A, Class AR, (LIBOR USD 3 Month + 0.80%), 3.14%, 01/15/28		1,311	1,305,807
Series 2015-20A, Class DR, (LIBOR USD 3 Month + 2.40%), 4.74%, 01/15/28		1,750	1,728,301
Series 2015-20A, Class ER, (LIBOR USD 3 Month + 5.00%), 7.34%, 01/15/28		8,843	8,848,997
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, (LIBOR USD 3 Month + 6.75%), 9.09%, 10/17/27(a)(b)		1,500	1,499,979

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, (LIBOR USD 3 Month + 6.58%), 8.92%, 10/17/27(a)(b)	USD	1,360	$1,359,980
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.50%, 10/18/30(a)(b)		9,050	9,060,703
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class E, (LIBOR USD 3 Month + 5.60%), 7.65%, 04/20/30(a)(b)		450	437,452
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, (LIBOR USD 3 Month + 1.06%), 3.31%, 04/22/31(a)(b)		15,130	15,051,006
Oak Hill Credit Partners X Ltd.(a)(b):
Series 2014-10A, Class CR, (LIBOR USD 3 Month + 2.12%), 4.47%, 07/20/26		1,200	1,199,524
Series 2014-10A, Class DR, (LIBOR USD 3 Month + 3.25%), 5.60%, 07/20/26		250	250,135
Oaktree CLO Ltd.(a)(b):
Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.87%), 3.22%, 10/20/27		5,380	5,363,375
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 5.20%), 7.55%, 10/20/27		2,000	1,999,961
OCP CLO Ltd.(a)(b):
Series 2012-2A, Class DR, (LIBOR USD 3 Month + 4.47%), 6.78%, 11/22/25		1,560	1,567,816
Series 2014-5A, Class A1R, (LIBOR USD 3 Month + 1.08%), 3.42%, 04/26/31		1,410	1,402,580
Series 2015-10A, Class A1R, (LIBOR USD 3 Month + 0.82%), 3.16%, 10/26/27		3,400	3,383,010
Series 2015-10A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.19%, 10/26/27		1,750	1,734,667
Series 2015-8A, Class A1R, (LIBOR USD 3 Month + 0.85%), 3.19%, 04/17/27		8,086	8,058,048
Series 2016-12A, Class C, (LIBOR USD 3 Month + 4.15%), 6.48%, 10/18/28		1,560	1,560,011
Series 2016-12A, Class D, (LIBOR USD 3 Month + 6.10%), 8.43%, 10/18/28		970	969,947
Series 2017-13A, Class A1A, (LIBOR USD 3 Month + 1.26%), 3.60%, 07/15/30		17,540	17,540,181
Series 2017-13A, Class D, (LIBOR USD 3 Month + 6.63%), 8.97%, 07/15/30		3,080	3,119,696
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 4.27%, 11/20/30		750	736,390
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (LIBOR USD 3 Month + 0.96%), 3.30%, 04/16/31(a)(b)		14,800	14,687,832
Octagon Investment Partners 24 Ltd.(a)(b):
Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.90%), 3.21%, 05/21/27		26,030	26,027,689
Series 2015-1A, Class A2AR, (LIBOR USD 3 Month + 1.35%), 3.66%, 05/21/27		7,280	7,251,154
Series 2015-1A, Class D, (LIBOR USD 3 Month + 5.50%), 7.81%, 05/21/27		3,060	3,070,229
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class ER, (LIBOR USD 3 Month + 5.95%), 8.29%, 07/15/30(a)(b)		2,750	2,716,261
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 6.20%), 8.55%, 03/17/30(a)(b)		500	504,868
Octagon Investment Partners 31 LLC(a)(b):
Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.30%), 8.65%, 07/20/30		1,000	1,013,257
Series 2017-1A, Class F, (LIBOR USD 3 Month + 8.20%), 10.55%, 07/20/30		1,502	1,515,948

Security		Par (000)	Value
Cayman Islands (continued)
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.19%), 3.54%, 01/20/31(a)(b)	USD	1,625	$1,624,834
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 3.36%, 07/17/30(a)(b)		8,330	8,289,931
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 3.34%, 01/25/31(a)(b)		20,165	20,061,197
Octagon Investment Partners XXI Ltd.(a)(b):
Series 2014-1A, Class C, (LIBOR USD 3 Month + 3.65%), 5.97%, 11/14/26		7,475	7,489,190
Series 2014-1A, Class D, (LIBOR USD 3 Month + 6.60%), 8.92%, 11/14/26		4,900	4,914,658
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.75%), 5.10%, 01/22/30(a)(b)		2,040	2,001,819
Octagon Investment Partners XXIII Ltd.(a)(b):
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.19%, 07/15/27		1,470	1,460,718
Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.09%, 07/15/27		3,130	3,151,714
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.47%, 03/20/25(a)(b)		19,506	19,460,136
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1R, (LIBOR USD 3 Month + 1.01%), 3.36%, 10/20/25(a)(b)		612	612,112
OHA Credit Partners XI Ltd., Series 2015-11A, Class E, (LIBOR USD 3 Month + 6.70%), 9.05%, 10/20/28(a)(b)		970	972,989
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (LIBOR USD 3 Month + 7.15%), 9.50%, 01/21/30(a)(b)		740	749,716
OHA Loan Funding Ltd.(a)(b):
Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.35%, 05/23/31		10,470	10,411,888
Series 2016-1A, Class D, (LIBOR USD 3 Month + 3.75%), 6.10%, 01/20/28		12,830	12,910,492
OZLM Funding II Ltd., Series 2012-2A, Class DR2, (LIBOR USD 3 Month + 5.90%), 8.10%, 07/30/31(a)(b)		2,100	2,053,806
OZLM Funding III Ltd., Series 2013-3A, Class BR, (LIBOR USD 3 Month + 3.00%), 5.35%, 01/22/29(a)(b)		7,065	7,095,487
OZLM Funding IV Ltd.(a)(b):
Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.60%, 10/22/30		9,540	9,552,401
Series 2013-4A, Class A2R, (LIBOR USD 3 Month + 1.70%), 4.05%, 10/22/30		960	960,984
OZLM Funding Ltd.:
Series 2012-1A, Class A1R2, (LIBOR USD 3 Month + 1.23%), 3.58%, 07/23/29(a)(b)		500	500,497
Series 2012-1X, Class SUB, 0.00%, 07/22/29(d)		10,140	4,388,166
OZLM IX Ltd.(a)(b):
Series 2014-9A, Class BR, (LIBOR USD 3 Month + 2.35%), 4.70%, 01/20/27		2,530	2,532,165
Series 2014-9A, Class CR, (LIBOR USD 3 Month + 3.55%), 5.90%, 01/20/27		8,370	8,378,562
OZLM VI Ltd., Series 2014-6A, Class SUB, 0.00%, 04/17/31(a)(d)		3,200	1,629,680
OZLM VIII Ltd.(a)(b):
Series 2014-8A, Class A1AR, (LIBOR USD 3 Month + 1.13%), 3.47%, 10/17/26		24,405	24,404,107

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Series 2014-8A, Class BR, (LIBOR USD 3 Month + 2.25%), 4.59%, 10/17/26	USD	4,750	$4,753,304
Series 2014-8A, Class CR, (LIBOR USD 3 Month + 3.40%), 5.74%, 10/17/26		4,985	4,990,048
OZLM XI Ltd.(a)(b):
Series 2015-11A, Class BR, (LIBOR USD 3 Month + 2.30%), 4.64%, 10/30/30		2,219	2,218,878
Series 2015-11A, Class CR, (LIBOR USD 3 Month + 3.60%), 5.94%, 10/30/30		3,876	3,904,579
OZLM XIV Ltd.(a)(b):
Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 4.04%, 01/15/29		9,690	9,706,718
Series 2015-14A, Class B1R, (LIBOR USD 3 Month + 2.10%), 4.44%, 01/15/29		8,870	8,870,498
Series 2015-14A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.34%, 01/15/29		9,535	9,527,597
Series 2015-14A, Class DR, (LIBOR USD 3 Month + 5.80%), 8.14%, 01/15/29		4,340	4,345,462
OZLM XIX Ltd.(a)(b):
Series 2017-19A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.56%, 11/22/30		2,250	2,252,812
Series 2017-19A, Class D, (LIBOR USD 3 Month + 6.60%), 8.94%, 11/22/30		2,000	2,040,205
OZLM XV Ltd.(a)(b):
Series 2016-15A, Class A1, (LIBOR USD 3 Month + 1.49%), 3.84%, 01/20/29		7,880	7,891,460
Series 2016-15A, Class A2A, (LIBOR USD 3 Month + 2.10%), 4.45%, 01/20/29		2,920	2,927,499
Series 2016-15A, Class C, (LIBOR USD 3 Month + 4.00%), 6.35%, 01/20/29		1,560	1,571,322
Series 2016-15A, Class D, (LIBOR USD 3 Month + 7.15%), 9.50%, 01/20/29		1,560	1,580,428
OZLM XVIII Ltd., Series 2018-18A, Class SUB, 04/15/31(a)(d)		700	714,543
OZLM XX Ltd., Series 2018-20A, Class D, (LIBOR USD 3 Month + 5.80%), 7.96%, 04/20/31(a)(b)		740	740,362
OZLM XXI(a)(b):
Series 2017-21A, Class B, (LIBOR USD 3 Month + 1.90%), 4.25%, 01/20/31		1,620	1,617,615
Series 2017-21A, Class C, (LIBOR USD 3 Month + 2.67%), 5.02%, 01/20/31		6,585	6,510,110
Series 2017-21A, Class D, (LIBOR USD 3 Month + 5.54%), 7.89%, 01/20/31		3,315	3,239,909
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class A1AR, (LIBOR USD 3 Month + 1.22%), 3.56%, 10/17/27		10,800	10,799,809
Series 2013-2A, Class CR, (LIBOR USD 3 Month + 3.60%), 5.94%, 10/17/27		1,360	1,359,968
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 3.47%, 01/17/31		1,670	1,667,324
Series 2014-1A, Class CR2, (LIBOR USD 3 Month + 2.65%), 4.99%, 01/17/31		3,230	3,144,394
Series 2014-1A, Class DR2, (LIBOR USD 3 Month + 5.70%), 8.04%, 01/17/31		2,210	2,163,420
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 3.70%), 6.05%, 07/20/30		420	422,876
Series 2015-2A, Class DR, (LIBOR USD 3 Month + 6.50%), 8.85%, 07/20/30		2,120	2,145,751
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.21%, 04/18/31		5,910	5,876,718
Series 2018-2A, Class D, (LIBOR USD 3 Month + 5.60%), 7.86%, 07/16/31(e)		1,860	1,830,454
Series 2018-3A, Class A2, (LIBOR USD 3 Month + 1.35%), 3.69%, 08/15/26(e)		10,427	10,357,564

Security		Par (000)	Value
Cayman Islands (continued)
Palmer Square Loan Funding Ltd.(a)(b):
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.30%), 3.64%, 10/15/25	USD	4,220	$4,221,845
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 0.90%), 0.00%, 11/15/26(c)		8,000	8,000,000
Series 2018-4A, Class B, (LIBOR USD 3 Month + 1.90%), 0.00%, 11/15/26		12,720	12,720,000
Series 2018-4A, Class C, (LIBOR USD 3 Month + 2.55%), 0.00%, 11/15/26		7,050	7,050,000
Parallel Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 3.20%, 07/20/27		4,810	4,789,171
Series 2015-1A, Class C1R, (LIBOR USD 3 Month + 1.75%), 4.10%, 07/20/27		1,670	1,647,277
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.55%), 4.90%, 07/20/27		3,250	3,221,532
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 5.85%), 8.16%, 08/23/31		4,250	4,109,341
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.54%, 11/14/29		8,065	8,074,119
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 4.02%, 11/14/29		1,500	1,499,022
Series 2017-1A, Class D, (LIBOR USD 3 Month + 6.22%), 8.54%, 11/14/29		5,270	5,319,953
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.55%, 10/15/30(a)(b)		2,070	2,071,755
Regatta V Funding Ltd.(a)(b):
Series 2014-1A, Class BR, (LIBOR USD 3 Month + 2.30%), 4.64%, 10/25/26		2,665	2,664,957
Series 2014-1A, Class C, (LIBOR USD 3 Month + 3.45%), 5.79%, 10/25/26		5,475	5,474,822
Regatta XI Funding Ltd., Series 2018-1A, Class SUB, 0.00%, 07/17/31(a)(d)		1,860	1,569,604
Rockford Tower CLO Ltd.(a)(b):
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.80%), 4.14%, 04/15/29		4,420	4,422,098
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.25%), 5.59%, 04/15/29		6,860	6,884,514
Series 2017-1A, Class E, (LIBOR USD 3 Month + 5.40%), 7.74%, 04/15/29		7,800	7,820,086
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.09%, 10/15/29		5,700	5,699,404
Series 2017-2A, Class C, (LIBOR USD 3 Month + 2.30%), 4.64%, 10/15/29		1,250	1,260,160
Series 2017-2A, Class D, (LIBOR USD 3 Month + 3.45%), 5.79%, 10/15/29		5,360	5,379,155
Series 2017-2A, Class E, (LIBOR USD 3 Month + 6.08%), 8.42%, 10/15/29		7,140	7,192,989
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.54%, 10/20/30		18,245	18,252,643
Series 2017-3A, Class E, (LIBOR USD 3 Month + 5.75%), 8.10%, 10/20/30		5,555	5,344,572
Series 2018-1A, Class E, (LIBOR USD 3 Month + 5.85%), 8.11%, 05/20/31		740	715,905
Series 2018-2A, Class E, (LIBOR USD 3 Month + 6.00%), 8.43%, 10/20/31		1,690	1,651,043
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.38%, 04/20/31(a)(b)		10,180	10,120,271
RR 2 Ltd.(a)(b):
Series 2017-2A, Class B, (LIBOR USD 3 Month + 2.00%), 4.34%, 10/15/29		500	496,172

8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Series 2017-2A, Class D, (LIBOR USD 3 Month + 6.20%), 8.54%, 10/15/29	USD	1,340	$1,352,998
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.43%, 01/15/30(a)(b)		14,855	14,833,655
Seneca Park CLO Ltd.(a):
Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.15%), 4.49%, 07/17/26(b)		2,000	1,999,249
Series 2014-1A, Class D, (LIBOR USD 3 Month + 3.50%), 5.84%, 07/17/26(b)		7,660	7,665,330
Series 2014-1A, Class SUB, 0.00%, 07/17/26(d)		2,000	682,386
Shackleton CLO Ltd.(a)(b):
Series 2013-3A, Class AR, (LIBOR USD 3 Month + 1.12%), 3.46%, 07/15/30		8,880	8,844,422
Series 2013-3A, Class DR, (LIBOR USD 3 Month + 3.02%), 5.36%, 07/15/30		1,000	988,593
Silver Creek CLO Ltd.(a)(b):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.59%, 07/20/30		3,750	3,754,044
Series 2014-1A, Class DR, (LIBOR USD 3 Month + 3.35%), 5.70%, 07/20/30		500	501,812
Series 2014-1A, Class E1R, (LIBOR USD 3 Month + 5.62%), 7.97%, 07/20/30		500	495,685
Sound Point CLO II Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.40%, 01/26/31		1,000	996,560
Series 2013-1A, Class A3R, (LIBOR USD 3 Month + 1.85%), 4.18%, 01/26/31		1,250	1,237,450
Sound Point CLO IX Ltd.(a)(b):
Series 2015-2A, Class DR, (LIBOR USD 3 Month + 2.65%), 5.00%, 07/20/27		1,300	1,297,914
Series 2015-2A, Class E, (LIBOR USD 3 Month + 5.50%), 7.85%, 07/20/27		1,300	1,308,222
Sound Point CLO VII Ltd., Series 2014-3A, Class D, (LIBOR USD 3 Month + 3.60%), 5.95%, 01/23/27(a)(b)		2,160	2,159,966
Sound Point CLO X Ltd., Series 2015-3A, Class ER, (LIBOR USD 3 Month + 5.25%), 7.60%, 01/20/28(a)(b)		4,870	4,876,981
Sound Point CLO XI Ltd., Series 2016-1A, Class E, (LIBOR USD 3 Month + 6.95%), 9.30%, 07/20/28(a)(b)		7,200	7,223,459
Sound Point CLO XII Ltd.(a)(b):
Series 2016-2A, Class A, (LIBOR USD 3 Month + 1.66%), 4.01%, 10/20/28		4,700	4,702,231
Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.25%), 6.60%, 10/20/28		1,000	1,004,977
Series 2016-2A, Class E, (LIBOR USD 3 Month + 6.40%), 8.75%, 10/20/28		2,350	2,356,745
Sound Point CLO XIV Ltd.(a)(b):
Series 2016-3A, Class C, (LIBOR USD 3 Month + 2.65%), 5.00%, 01/23/29		1,560	1,565,036
Series 2016-3A, Class E, (LIBOR USD 3 Month + 6.65%), 9.00%, 01/23/29		4,560	4,613,003
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (LIBOR USD 3 Month + 1.80%), 4.15%, 01/21/31(a)(b)		1,010	994,852
Steele Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 3.59%, 01/15/30(a)(b)		6,020	6,024,245
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.80%), 4.14%, 01/15/30(a)(b)		1,775	1,751,309

Security		Par (000)	Value
Cayman Islands (continued)
Symphony CLO VIII LP(a)(b):
Series 2012-8A, Class CR, (LIBOR USD 3 Month + 3.05%), 5.39%, 01/09/23	USD	750	$749,981
Series 2012-8A, Class ER, (LIBOR USD 3 Month + 6.00%), 8.34%, 01/09/23		6,949	6,954,628
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.37%, 10/15/25(a)(b)		977	976,490
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (LIBOR USD 3 Month + 0.96%), 3.30%, 04/16/31(a)(b)		4,520	4,487,974
Symphony CLO XV Ltd.(a)(b):
Series 2014-15A, Class DR, (LIBOR USD 3 Month + 3.35%), 5.69%, 10/17/26		6,225	6,227,403
Series 2014-15A, Class E, (LIBOR USD 3 Month + 5.05%), 7.39%, 10/17/26		2,075	2,075,887
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.22%, 04/15/28(a)(b)		5,170	5,152,836
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (LIBOR USD 3 Month + 4.00%), 6.35%, 01/23/28(a)(b)		750	757,063
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.20%), 3.51%, 11/17/30(a)(b)		5,440	5,446,628
TCI-Symphony CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.45%), 8.79%, 07/15/30(a)(b)		1,921	1,943,000
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, (LIBOR USD 3 Month + 3.40%), 5.75%, 10/20/26(a)(b)		4,340	4,344,584
THL Credit Wind River CLO Ltd.(b):
Series 2014-3A, Class AR, (LIBOR USD 3 Month + 1.10%), 3.45%, 01/22/27(a)		4,480	4,480,229
Series 2014-3A, Class DR, (LIBOR USD 3 Month + 3.35%), 5.70%, 01/22/27(a)		750	750,067
Series 2014-3A, Class E, (LIBOR USD 3 Month + 5.60%), 7.95%, 01/22/27(a)		750	750,078
Series 2015-1A, Class E1, (LIBOR USD 3 Month + 5.55%), 7.90%, 07/20/27(a)		2,330	2,336,698
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.40%, 07/15/28		12,740	12,737,564
TIAA CLO II Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 5.85%), 8.20%, 04/20/29(a)(b)		500	503,273
TIAA CLO III Ltd.(a)(b):
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 3.49%, 01/16/31		5,299	5,290,374
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.50%), 3.84%, 01/16/31		750	745,038
TICP CLO VI Ltd., Series 2016-6A, Class E, (LIBOR USD 3 Month + 6.55%), 8.89%, 01/15/29(a)(b)		1,480	1,489,626
TICP CLO VII Ltd., Series 2017-7A, Class E, (LIBOR USD 3 Month + 6.51%), 8.85%, 07/15/29(a)(b)		6,830	6,911,579
Treman Park CLO Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.37%), 3.72%, 04/20/27		2,345	2,347,208
Series 2015-1A, Class D, (LIBOR USD 3 Month + 3.86%), 6.21%, 04/20/27		7,200	7,219,999
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (LIBOR USD 3 Month + 5.75%), 8.08%, 07/25/31(a)(b)		1,860	1,789,624
Triaxx Prime CDO Ltd., Series 2006-1A, Class A2, (LIBOR USD 3 Month + 0.45%), 2.77%, 03/03/39(a)(b)(c)		50,060	3,178,810

9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Venture 32 CLO Ltd., Series 2018-32A, Class A2A, (LIBOR USD 3 Month + 1.07%), 3.40%, 07/15/31(a)(b)(e)	USD	7,080	$7,050,350
Venture XIX CLO Ltd.(a)(b):
Series 2014-19A, Class AR, (LIBOR USD 3 Month + 1.37%), 3.71%, 01/15/27		5,020	5,021,636
Series 2014-19A, Class BR, (LIBOR USD 3 Month + 2.00%), 4.34%, 01/15/27		2,350	2,350,801
Venture XXIV CLO Ltd., Series 2016-24A, Class E, (LIBOR USD 3 Month + 6.72%), 9.07%, 10/20/28(a)(b)		2,696	2,704,372
Venture XXVI CLO Ltd.(a)(b):
Series 2017-26A, Class D, (LIBOR USD 3 Month + 4.25%), 6.60%, 01/20/29		2,650	2,679,959
Series 2017-26A, Class E, (LIBOR USD 3 Month + 6.80%), 9.15%, 01/20/29		3,340	3,388,756
Vibrant CLO III Ltd.(a)(b):
Series 2015-3A, Class A1R, (LIBOR USD 3 Month + 1.48%), 3.83%, 04/20/26		2,315	2,314,621
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 2.05%), 4.40%, 04/20/26		750	749,839
Series 2015-3A, Class BR, (LIBOR USD 3 Month + 2.95%), 5.30%, 04/20/26		1,560	1,559,560
Vibrant CLO IV Ltd.(a)(b):
Series 2016-4A, Class C, (LIBOR USD 3 Month + 3.30%), 5.65%, 07/20/28		4,440	4,462,514
Series 2016-4A, Class D, (LIBOR USD 3 Month + 4.50%), 6.85%, 07/20/28		1,680	1,691,333
Vibrant CLO V Ltd., Series 2016-5A, Class A, (LIBOR USD 3 Month + 1.55%), 3.90%, 01/20/29(a)(b)		2,920	2,929,822
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (LIBOR USD 3 Month + 1.27%), 3.62%, 09/15/30(a)(b)		3,746	3,747,301
Voya CLO Ltd.(a)(b):
Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.90%), 3.23%, 01/18/29		5,500	5,481,892
Series 2016-2A, Class D, (LIBOR USD 3 Month + 6.95%), 9.29%, 07/19/28		975	977,483
Series 2016-3A, Class D, (LIBOR USD 3 Month + 6.85%), 9.18%, 10/18/27		1,170	1,172,689
Series 2016-4A, Class E2, (LIBOR USD 3 Month + 6.65%), 9.00%, 07/20/29		750	758,669
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 3.47%, 10/15/30		3,500	3,500,689
Wellfleet CLO Ltd.(a)(b):
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.80%), 5.15%, 10/20/27		5,750	5,724,776
Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.80%), 8.15%, 10/20/27		2,125	2,127,827
Series 2017-3A, Class A1, (LIBOR USD 3 Month + 1.15%), 3.49%, 01/17/31		6,077	6,066,902
Series 2017-3A, Class B, (LIBOR USD 3 Month + 1.95%), 4.29%, 01/17/31		1,490	1,472,574
West CLO Ltd., Series 2013-1A, Class A1AR, (LIBOR USD 3 Month + 1.16%), 3.50%, 11/07/25(a)(b)		10,738	10,739,924
Westcott Park CLO Ltd.(a)(b):
Series 2016-1A, Class D, (LIBOR USD 3 Month + 4.35%), 6.70%, 07/20/28		985	995,368
Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.20%), 9.55%, 07/20/28		4,420	4,488,754
York CLO-2 Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.50%, 01/22/31		9,751	9,741,470

Security		Par (000)	Value
Cayman Islands (continued)
Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.65%), 8.00%, 01/22/31	USD	4,900	$4,679,753
Series 2015-1A, Class F, (LIBOR USD 3 Month + 7.25%), 9.60%, 01/22/31		255	234,331
York CLO-3 Ltd.(a):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.60%, 10/20/29(b)		6,540	6,548,939
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 4.10%, 10/20/29(b)		3,830	3,829,610
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 5.95%, 10/20/29(b)		9,678	9,730,558
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 6.40%), 8.75%, 10/20/29(b)		7,052	7,128,797
Series 2016-1A, Class FR, (LIBOR USD 3 Month + 7.25%), 9.60%, 10/20/29(b)		2,917	2,868,464
Series 2016-1A, Class SUB, 0.00%, 10/20/29(d)		9,100	7,318,937
York CLO-4 Ltd.(a)(b):
Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.10%), 6.45%, 01/20/30		2,140	2,167,569
Series 2016-2A, Class E, (LIBOR USD 3 Month + 6.94%), 9.29%, 01/20/30		6,180	6,256,372

			2,386,872,281
France — 0.0%
FCT Noria(b):
Series 2018-1, Class D, (EURIBOR 1 Month + 1.50%), 1.13%, 06/25/38	EUR	1,700	1,976,175
Series 2018-1, Class E, (EURIBOR 1 Month + 2.65%), 2.28%, 06/25/38		1,800	2,089,045

			4,065,220
Ireland — 0.2%
Adagio V CLO DAC, Series V-X, Class E, (EURIBOR 3 Month + 6.70%), 6.70%, 10/15/29(b)		700	813,477
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.34%, 05/15/31(b)		980	1,093,827
Aqueduct European CLO DAC(b):
Series 2017-2X, Class B1, (EURIBOR 3 Month + 1.20%), 1.20%, 10/15/30		2,518	2,851,735
Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30		534	577,459
Arbour CLO DAC, Series 2014-1X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 07/15/27(b)		2,106	2,446,876
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(b)		1,100	1,278,078
AVOCA(b):
Series 18X, Class B1, (EURIBOR 3 Month + 1.25%), 1.25%, 04/15/31		5,800	6,579,676
Series 18X, Class E, (EURIBOR 3 Month + 4.60%), 4.60%, 04/15/31		2,300	2,521,626
Avoca Capital CLO X Ltd., Series 10X, Class ER, (EURIBOR 3 Month + 6.05%), 6.05%, 01/15/30(b)		1,300	1,522,723
Avoca CLO XV DAC:
Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 3.81%, 04/15/31(b)		2,260	2,464,209
Series 15X, Class FR, (EURIBOR 3 Month + 5.84%), 5.84%, 04/15/31(b)		1,760	1,876,797
Series 15X, Class M1, 0.00%, 04/15/31(d)		3,100	3,062,217
BILB, Series 1X, Class A2A, (EURIBOR 3 Month + 1.30%), 1.30%, 07/20/31(b)		4,300	4,878,192
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(b)		1,400	1,507,147

10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Ireland (continued)
Cadogan Square CLO X DAC, Series 10X, Class M, 10/25/30(d)	EUR	600	$683,088
Cadogan Square CLO XI DAC, Series 11X, Class C, (EURIBOR 3 Month + 1.85%), 1.85%, 02/15/31(b)		1,350	1,532,199
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, (EURIBOR 6 Month + 5.90%), 5.90%, 01/24/28(b)		1,700	1,977,999
Series 4X, Class SUB, (EURIBOR 6 Month + 0.00%), 0.00%, 01/24/28		10,200	10,518,233
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 04/15/32(d)		4,605	3,667,257
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, (EURIBOR 3 Month + 5.70%), 5.70%, 04/23/30(b)		700	819,645
GLG Euro CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 4.27%), 4.27%, 05/15/31(b)		1,700	1,817,186
GLGE(b):
Series 4X, (EURIBOR 3 Month + 0.70%), 0.70%, 10/15/30		6,200	7,094,671
Series 4X, (EURIBOR 3 Month + 1.05%), 1.05%, 10/15/30(c)		3,581	4,149,404
Harvest CLO XVI DAC(b):
Series 16X, Class E, (EURIBOR 3 Month + 6.40%), 6.40%, 10/15/29		880	1,023,371
Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31		880	991,072
OCP Euro CLO DAC(b):
Series 2017-2X, Class B, (EURIBOR 3 Month + 1.35%), 1.35%, 01/15/32		1,500	1,715,319
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32		897	1,007,252
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		600	641,577
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(b)		400	458,808
OZLME, Series 4X, Class B1, (EURIBOR 3 Month + 1.35%), 1.35%, 10/15/31(b)		2,890	3,301,640
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(b)		862	962,575
Small Business Origination Loan Trust DAC, Series 2018-1, Class B, (LIBOR GBP 1 Month + 1.25%), 1.97%, 12/15/26(b)	GBP	853	1,112,175
Voya Euro CLO I DAC, Series 1X, Class SUB, (EURIBOR 3 Month + 0.00%), 10/15/30	EUR	1,749	2,058,379

			79,005,889
Netherlands — 0.1%
ALME Loan Funding V BV, Series 5X, Class B1R, (EURIBOR 3 Month + 1.60%), 1.28%, 07/15/31(b)		2,900	3,357,696
Ares European CLO VIII BV, Series 8X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 02/17/30(b)		544	636,505
Avoca CLO XIV Designated Activity Co.:
Series 14X, Class ER, (EURIBOR 3 Month + 4.70%), 4.70%, 01/12/31(b)		2,240	2,482,555
Series 14X, Class FR, (EURIBOR 3 Month + 6.35%), 6.35%, 01/12/31(b)		1,100	1,196,054
Series 14X, Class R, 0.00%, 01/12/31(d)		4,510	4,034,890
Avoca CLO XVII Designated Activity Co., Series 17X, Class E, (EURIBOR 3 Month + 5.95%), 5.95%, 01/15/30(b)		1,096	1,276,663

Security		Par (000)	Value
Netherlands (continued)
Cairn CLO IX BV:
Series 2018-9X, Class B1, (EURIBOR 3 Month + 1.00%), 1.00%, 03/21/32(b)	EUR	2,600	$2,902,205
Series 2018-9X, Class M2, 0.00%, 03/21/32(d)		1,100	1,246,804
Dryden 32 Euro CLO BV, Series 2014-32X, Class B1R, (EURIBOR 3 Month + 1.70%), 1.70%, 08/15/31(b)		950	1,105,354
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, (EURIBOR 3 Month + 5.75%), 5.75%, 01/15/30(b)		780	916,981
Dryden 56 Euro CLO BV, Series 2017-56X, Class E, (EURIBOR 3 Month + 4.72%), 4.72%, 01/15/32(b)		1,225	1,363,376
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 11/10/30(b)		800	940,271
Halcyon Loan Advisors European Funding, Series 2018-1X, Class B1, (EURIBOR 3 Month + 1.48%), 1.16%, 10/18/31(b)		2,600	2,972,390
Jubilee CDO VIII BV, Series VIII-X, Class SUB, (EURIBOR 6 Month + 5.00%), 4.73%, 01/15/24(b)(c)		5,820	1
OZLME BV, Series 1X, Class E, (EURIBOR 3 Month + 6.45%), 6.45%, 01/18/30(b)		950	1,111,618
OZLME III DAC:
Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(b)		1,800	2,002,698
Series 3X, Class SUB, 0.00%, 08/24/30(d)		3,000	3,081,592

			30,627,653
Portugal — 0.1%
TAGUS — Sociedade de Titularizacao de Creditos SA:
Series 4, Class SNR, 2.42%, 02/12/21		12,078	14,252,328
Series 5, Class SEN, 0.85%, 02/12/22		23,141	26,744,957

			40,997,285
United Kingdom — 0.2%
Marketplace Originated Consumer Assets plc, Series 2016-1, Class B, (LIBOR GBP 1 Month + 2.90%), 3.63%, 10/20/24(b)	GBP	366	477,299
Motor plc:
Series 2016-1, Class C, 3.75%, 11/25/25		6,720	8,798,788
Series 2016-1, Class D, 4.25%, 11/25/25		1,325	1,739,835
Series 2016-1, Class E, 5.25%, 11/25/25		1,112	1,466,169
Newday Funding plc(b):
Series 2017-1, Class C, (LIBOR GBP 1 Month + 1.90%), 2.62%, 07/15/25		3,800	4,965,471
Series 2017-1, Class D, (LIBOR GBP 1 Month + 2.25%), 2.97%, 07/15/25		3,900	5,108,493
PCL Funding II plc(b):
Series 2017-1, Class B, (LIBOR GBP 1 Month + 1.75%), 2.47%, 06/15/22		904	1,185,222
Series 2017-1, Class C, (LIBOR GBP 1 Month + 2.25%), 2.97%, 06/15/22		556	725,893
PCL Funding III plc(b):
Series 2017-2, Class B, (LIBOR GBP 1 Month + 1.40%), 2.12%, 06/15/23		821	1,068,801
Series 2017-2, Class C, (LIBOR GBP 1 Month + 1.85%), 2.57%, 06/15/23		635	821,313
Trafford Centre Finance Ltd. (The), Series B2, (LIBOR GBP 3 Month + 0.83%), 1.62%, 07/28/35(b)		3,400	3,900,300
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27		14,061	20,167,301

			50,424,885
United States — 5.3%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (LIBOR USD 1 Month + 0.34%), 2.56%, 04/25/36(b)	USD	14,870	7,708,736

11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, (LIBOR USD 1 Month + 0.13%), 2.35%, 05/25/37(b)	USD	8,514	$2,683,736
ACE Securities Manufactured Housing Loan Trust, Series 2003-MH1, Class B2, 08/15/30(a)(c)		4,757	3,638,588
Ajax Mortgage Loan Trust(a):
Series 2016-C, Class A, 4.00%, 10/25/57(e)		5,201	5,214,547
Series 2017-A, Class A, 3.47%, 04/25/57(e)		22,610	22,462,929
Series 2017-D, Class A, 3.75%, 12/25/57(c)		29,873	29,872,689
Series 2017-D, Class B, 0.00%, 12/25/57(c)(d)		4,623	2,866,487
Series 2018-A, Class A, 3.85%, 04/25/58(c)		31,453	30,823,746
Series 2018-A, Class B, 0.00%, 04/25/58(c)		7,359	5,371,761
ALM VII R-2 Ltd., Series 2013-7R2A, Class CR2, (LIBOR USD 3 Month + 3.00%), 5.44%, 10/15/27(a)(b)(c)		1,750	1,750,000
ALM XVII Ltd.(a)(b):
Series 2015-17A, Class A1AR, (LIBOR USD 3 Month + 0.93%), 3.27%, 01/15/28		25,500	25,426,282
Series 2015-17A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.44%, 01/15/28		2,350	2,353,404
Series 2015-17A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.14%, 01/15/28		2,530	2,500,780
American Homes 4 Rent, Series 2015-SFR1, Class XS, 0.00%, 04/17/52(a)(d)		23,338	233
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(a)		8,624	9,352,414
AMSR Trust(a)(b):
Series 2016-SFR1, Class E, (LIBOR USD 1 Month + 3.15%), 5.31%, 11/17/33		3,140	3,146,348
Series 2016-SFR1, Class F, (LIBOR USD 1 Month + 3.90%), 6.06%, 11/17/33		1,145	1,148,270
Series 2016-SFR1, Class G, (LIBOR USD 1 Month + 5.10%), 7.26%, 11/17/33		4,170	4,193,427
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (LIBOR USD 1 Month + 0.24%), 2.46%, 05/25/35(b)(c)		9,427	6,928,767
B2R Mortgage Trust(a):
Series 2015-1, Class A1, 2.52%, 05/15/48		2,648	2,613,641
Series 2015-2, Class A, 3.34%, 11/15/48		3,223	3,206,765
Series 2015-2, Class XA, 2.45%, 11/15/48(d)		38,888	1,242,075
BankAmerica Manufactured Housing Contract Trust(d):
Series 1997-2, Class B1, 7.07%, 02/10/22		4,500	3,904,259
Series 1998-2, Class B1, 7.93%, 12/10/25		8,475	5,836,023
Bayview Financial Revolving Asset Trust(a)(b):
Series 2004-B, Class A1, (LIBOR USD 1 Month + 1.00%), 3.24%, 05/28/39		32,229	28,452,175
Series 2004-B, Class A2, (LIBOR USD 1 Month + 1.30%), 3.54%, 05/28/39(c)		1,786	1,175,875
Series 2005-A, Class A1, (LIBOR USD 1 Month + 1.00%), 3.24%, 02/28/40		8,162	7,939,547
Series 2005-E, Class A1, (LIBOR USD 1 Month + 1.00%), 3.24%, 12/28/40		4,006	3,871,650
BCMSC Trust(d):
Series 2000-A, Class A2, 7.58%, 06/15/30		7,777	2,872,348
Series 2000-A, Class A3, 7.83%, 06/15/30		7,219	2,756,239
Series 2000-A, Class A4, 8.29%, 06/15/30		12,361	4,996,643
Bear Stearns Asset-Backed Securities I Trust(b):
Series 2004-HE7, Class M2, (LIBOR USD 1 Month + 1.73%), 3.94%, 08/25/34		686	685,454
Series 2006-EC2, Class M2, (LIBOR USD 1 Month + 0.63%), 2.85%, 02/25/36		2,709	2,665,004

Security		Par (000)	Value
United States (continued)
Series 2006-HE1, Class 1M4, (LIBOR USD 1 Month + 0.68%), 2.90%, 12/25/35	USD	5,055	$5,940,833
Series 2006-HE7, Class 1A2, (LIBOR USD 1 Month + 0.17%), 2.39%, 09/25/36		7,011	7,943,175
Series 2007-FS1, Class 1A3, (LIBOR USD 1 Month + 0.17%), 2.39%, 05/25/35		5,403	5,646,380
Series 2007-HE1, Class 21A2, (LIBOR USD 1 Month + 0.16%), 2.38%, 01/25/37		3,558	3,485,047
Series 2007-HE2, Class 1A4, (LIBOR USD 1 Month + 0.32%), 2.54%, 03/25/37		2,901	2,167,652
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 2.36%, 03/25/37		4,806	4,641,302
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 2.36%, 03/25/37		8,907	8,914,523
Series 2007-HE3, Class 1A3, (LIBOR USD 1 Month + 0.25%), 2.47%, 04/25/37		3,007	3,129,666
Series 2007-HE3, Class 1A4, (LIBOR USD 1 Month + 0.35%), 2.57%, 04/25/37		19,035	15,088,796
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 3.42%, 01/25/36(b)		798	788,227
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (LIBOR USD 1 Month + 1.20%), 3.42%, 01/25/36(a)(b)		4,525	4,424,736
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR, (LIBOR USD 3 Month + 4.10%), 6.44%, 10/14/28(a)(b)		9,300	9,324,607
Series 2012-4X, Class INC, 0.00%, 01/20/29(d)		2,508	2,133,958
Series 2013-2A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.22%, 01/18/29(a)(b)		3,630	3,617,118
Carrington Mortgage Loan Trust(b):
Series 2005-FRE1, Class M1, (LIBOR USD 1 Month + 0.47%), 2.69%, 12/25/35		6,172	6,153,685
Series 2006-FRE1, Class A4, (LIBOR USD 1 Month + 0.25%), 2.47%, 04/25/36		9,244	7,533,409
Series 2006-FRE2, Class A2, (LIBOR USD 1 Month + 0.12%), 2.34%, 10/25/36		3,837	2,893,983
Series 2006-FRE2, Class A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 10/25/36		10,543	7,983,215
Series 2006-FRE2, Class A5, (LIBOR USD 1 Month + 0.08%), 2.30%, 10/25/36		4,500	3,380,225
Series 2006-NC1, Class M2, (LIBOR USD 1 Month + 0.42%), 2.64%, 01/25/36		1,620	1,248,761
Series 2006-NC3, Class A4, (LIBOR USD 1 Month + 0.24%), 2.46%, 08/25/36		9,267	7,044,558
Series 2006-NC4, Class A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 10/25/36		3,382	3,161,571
Series 2006-NC5, Class A3, (LIBOR USD 1 Month + 0.15%), 2.37%, 01/25/37		2,500	1,956,549
Series 2007-HE1, Class A2, (LIBOR USD 1 Month + 0.15%), 2.37%, 06/25/37		2,208	2,191,860
Series 2007-RFC1, Class A4, (LIBOR USD 1 Month + 0.22%), 2.44%, 10/25/36		5,940	4,094,705
C-BASS Trust:
Series 2006-CB7, Class A4, (LIBOR USD 1 Month + 0.16%), 2.38%, 10/25/36(b)		1,970	1,513,161
Series 2007-CB1, Class AF2, 3.63%, 01/25/37(e)		18,744	9,251,893
Series 2007-CB1, Class AF4, 3.63%, 01/25/37(e)		1,279	631,151
Series 2007-CB5, Class A2, (LIBOR USD 1 Month + 0.17%), 2.39%, 04/25/37(b)		3,062	2,318,560
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.15%, 06/25/37(e)		7,650	7,262,000

12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Citigroup Mortgage Loan Trust(b):
Series 2007-AHL2, Class A3B, (LIBOR USD 1 Month + 0.20%), 2.42%, 05/25/37	USD	20,329	$14,685,675
Series 2007-AHL2, Class A3C, (LIBOR USD 1 Month + 0.27%), 2.49%, 05/25/37		9,235	6,728,144
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, (LIBOR USD 1 Month + 0.32%), 2.54%, 11/25/36(b)		7,880	6,708,547
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28(d)		3,727	3,056,344
Series 1997-3, Class M1, (LIBOR USD 1 Month + 0.00%), 7.53%, 03/15/28(b)		6,810	6,753,385
Series 1997-6, Class M1, 7.21%, 01/15/29(d)		5,094	5,092,304
Series 1998-4, Class M1, 6.83%, 04/01/30(d)		1,003	903,282
Series 1998-6, Class M1, 6.63%, 06/01/30(d)		3,006	2,806,129
Series 1998-8, Class A1, 6.28%, 09/01/30		3,932	4,183,164
Series 1998-8, Class M1, 6.98%, 09/01/30(d)		7,613	6,577,071
Series 1999-5, Class A5, 7.86%, 03/01/30(d)		4,908	3,589,391
Series 1999-5, Class A6, 7.50%, 03/01/30(d)		3,593	2,543,073
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(d)		4,660	2,319,108
Series 2000-4, Class A5, 7.97%, 05/01/32		16,335	7,655,056
Series 2000-4, Class A6, 8.31%, 05/01/32(d)		5,768	2,815,994
Series 2000-5, Class A6, 7.96%, 05/01/31		6,944	4,274,316
Series 2000-5, Class A7, 8.20%, 05/01/31		12,644	7,992,939
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A4, 6.65%, 01/25/29(e)		1,774	1,890,729
Series 2007-S3, Class A3, (LIBOR USD 1 Month + 0.38%), 2.60%, 05/25/37(b)		8,711	8,116,546
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(a)		7,169	6,628,525
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.47%, 12/25/36(e)		1,526	1,386,393
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(e)		2,397	2,417,019
Series 2006-SL1, Class A2, 5.56%, 09/25/36(a)(e)		13,777	2,330,832
Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 2.56%, 07/25/37(a)(b)		2,417	1,646,258
Series 2007-RP1, Class A, (LIBOR USD 1 Month + 0.31%), 2.53%, 05/25/46(a)(b)		5,210	4,597,210
CSMC Trust, Series 2017-1, Class A, 4.50%, 03/25/21(d)		37,656	38,005,563
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 1AF, 4.95%, 05/25/36(d)		11,715	11,461,437
Series 2005-16, Class 2AF3, 4.54%, 05/25/36(d)		2,675	2,612,277
Series 2005-17, Class 1AF4, 4.37%, 05/25/36(e)		7,602	7,457,005
Series 2006-11, Class 3AV2, (LIBOR USD 1 Month + 0.16%), 2.38%, 09/25/46(b)		906	890,732
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (LIBOR USD 1 Month + 0.27%), 2.43%, 03/15/34(b)		899	855,226
CWHEQ Home Equity Loan Trust:
Series 2006-S2, Class A3, 5.84%, 07/25/27		507	736,059
Series 2006-S5, Class A4, 5.84%, 06/25/35		806	1,082,384
Series 2006-S5, Class A5, 6.16%, 06/25/35		2,737	2,957,295
Series 2007-S1, Class A3, 5.81%, 11/25/36(d)		869	870,592

Security		Par (000)	Value
United States (continued)
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, (LIBOR USD 1 Month + 0.30%), 2.46%, 12/15/33(c)	USD	92	$86,838
Series 2006-RES, Class 5B1A, (LIBOR USD 1 Month + 0.19%), 2.35%, 05/15/35		1,553	1,467,749
Series 2006-RES, Class 5B1B, (LIBOR USD 1 Month + 0.19%), 2.35%, 05/15/35(c)		1,063	1,022,256
Series 2006-RES, Class 5F1A, (LIBOR USD 1 Month + 0.24%), 2.40%, 12/15/35		3,797	3,748,560
CWHEQ Revolving Home Equity Loan Trust(b):
Series 2005-B, Class 2A, (LIBOR USD 1 Month + 0.18%), 2.34%, 05/15/35		3,322	3,200,359
Series 2006-C, Class 2A, (LIBOR USD 1 Month + 0.18%), 2.34%, 05/15/36		11,579	11,173,187
Series 2006-H, Class 1A, (LIBOR USD 1 Month + 0.15%), 2.31%, 11/15/36		6,322	5,191,148
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)		38,271	37,952,168
Dorchester Park CLO Ltd.(a)(b):
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 3.80%, 04/20/28		4,243	4,229,402
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.75%), 4.10%, 04/20/28		1,860	1,846,245
First Franklin Mortgage Loan Trust(b):
Series 2004-FFH3, Class M3, (LIBOR USD 1 Month + 1.05%), 3.27%, 10/25/34		2,818	2,513,541
Series 2006-FF16, Class 2A4, (LIBOR USD 1 Month + 0.21%), 2.43%, 12/25/36		7,488	4,604,649
Series 2006-FF5, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 04/25/36		3,295	3,203,836
Fremont Home Loan Trust(b):
Series 2006-3, Class 1A1, (LIBOR USD 1 Month + 0.14%), 2.36%, 02/25/37		20,125	15,877,323
Series 2006-3, Class 2A3, (LIBOR USD 1 Month + 0.17%), 2.39%, 02/25/37		7,351	4,022,028
GE-WMC Asset-Backed Pass-Through Certificates(b):
Series 2005-2, Class A2C, (LIBOR USD 1 Month + 0.25%), 2.47%, 12/25/35		1,389	1,382,530
Series 2005-2, Class M1, (LIBOR USD 1 Month + 0.44%), 2.66%, 12/25/35		13,909	8,258,017
GE-WMC Mortgage Securities Trust(b):
Series 2006-1, Class A2B, (LIBOR USD 1 Month + 0.15%), 2.37%, 08/25/36		54,047	34,605,342
Series 2006-1, Class A2C, (LIBOR USD 1 Month + 0.24%), 2.46%, 08/25/36		1,348	880,942
Greenpoint Manufactured Housing(d):
Series 1999-5, Class M1B, 8.29%, 12/15/29		3,550	3,784,562
Series 1999-5, Class M2, 9.23%, 12/15/29		4,155	3,417,620
GSAA Home Equity Trust, Series 2007-2, Class AF3, 5.92%, 03/25/37(d)		1,706	643,889
GSAMP Trust(b):
Series 2006-FM2, Class A2B, (LIBOR USD 1 Month + 0.12%), 2.34%, 09/25/36		9,909	4,849,844
Series 2007-H1, Class A1B, (LIBOR USD 1 Month + 0.20%), 2.42%, 01/25/47		4,426	2,916,643
Series 2007-HS1, Class M6, (LIBOR USD 1 Month + 2.25%), 4.47%, 02/25/47		3,414	3,489,754
Home Equity Asset Trust, Series 2007-1, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.37%, 05/25/37(b)		6,615	5,450,038
Home Equity Mortgage Loan Asset-Backed Trust(b):
Series 2004-A, Class M2, (LIBOR USD 1 Month + 2.03%), 4.24%, 07/25/34		2,007	2,013,546
Series 2007-A, Class 2A2, (LIBOR USD 1 Month + 0.19%), 2.41%, 04/25/37		5,935	4,415,291
Series 2007-B, Class 2A3, (LIBOR USD 1 Month + 0.20%), 2.42%, 07/25/37		9,155	5,992,814
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)		11,350	4,015,711
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (LIBOR USD 1 Month + 0.72%), 2.88%, 04/15/36(b)		5,836	5,374,708

13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)		Value
United States (continued)
Invitation Homes Trust(a)(b):
Series 2018-SFR1, Class E, (LIBOR USD 1 Month + 2.00%), 4.16%, 03/17/37	USD	4,460		$4,478,061
Series 2018-SFR1, Class F, (LIBOR USD 1 Month + 2.50%), 4.66%, 03/17/37		3,510		3,531,813
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.16%, 07/17/37		10,590		10,654,111
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 4.16%, 07/17/37		7,800		7,868,745
Irwin Home Equity Loan Trust(a):
Series 2006-3, Class 2A3, 6.53%, 09/25/37(e)		2,217		2,156,200
Series 2006-P1, Class 1A, (LIBOR USD 1 Month + 0.28%), 2.50%, 12/25/36(b)		431		411,774
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, (LIBOR USD 1 Month + 0.27%), 2.49%, 05/25/36(b)		3,380		3,213,363
Series 2006-WF1, Class A3A, 5.83%, 07/25/36(e)		—	(f)	—
KKR CLO 22 Ltd., Series 22A, Class E, (LIBOR USD 3 Month + 6.00%), 8.37%, 07/20/31(a)(b)		1,866		1,834,700
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.00%, 02/25/58(a)(d)		31,625		31,387,433
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(d)		19,863		20,938,963
Series 2002-A, Class C, 0.00%, 06/15/33		1,432		1,156,983
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (LIBOR USD 1 Month + 0.09%), 2.31%, 06/25/37(a)(b)		1,472		1,028,221
Lendmark Funding Trust(a):
Series 2017-1A, Class A, 2.83%, 12/22/25		45,440		45,182,237
Series 2017-1A, Class B, 3.77%, 12/22/25		2,200		2,188,309
Series 2017-2A, Class A, 2.80%, 05/20/26		44,090		43,418,536
Series 2017-2A, Class B, 3.38%, 05/20/26		1,840		1,807,496
Series 2018-1A, Class A, 3.81%, 12/21/26		3,733		3,727,513
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(c)		18,929		18,833,968
Long Beach Mortgage Loan Trust(b):
Series 2006-1, Class 1A, (LIBOR USD 1 Month + 0.22%), 2.44%, 02/25/36		3,962		3,840,130
Series 2006-10, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.33%, 11/25/36		1,654		739,145
Series 2006-10, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 11/25/36		16,897		7,600,517
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 2.44%, 11/25/36		9,048		4,102,883
Series 2006-2, Class 2A3, (LIBOR USD 1 Month + 0.19%), 2.41%, 03/25/46		60,056		29,265,648
Series 2006-2, Class 2A4, (LIBOR USD 1 Month + 0.29%), 2.51%, 03/25/46		12,799		6,274,898
Series 2006-3, Class 2A3, (LIBOR USD 1 Month + 0.18%), 2.40%, 05/25/46		13,209		5,614,064
Series 2006-3, Class 2A4, (LIBOR USD 1 Month + 0.27%), 2.49%, 05/25/46		4,634		1,988,257
Series 2006-4, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 05/25/36		29,197		13,905,303

Security		Par (000)	Value
United States (continued)
Series 2006-4, Class 2A4, (LIBOR USD 1 Month + 0.26%), 2.48%, 05/25/36	USD	6,747	$3,267,736
Series 2006-5, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.37%, 06/25/36		11,207	6,513,781
Series 2006-7, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 08/25/36		18,286	9,417,666
Series 2006-8, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 09/25/36		8,198	3,378,486
Series 2006-9, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.33%, 10/25/36		4,385	1,895,596
Series 2006-9, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 10/25/36		30,849	13,405,679
Series 2006-9, Class 2A4, (LIBOR USD 1 Month + 0.23%), 2.45%, 10/25/36		5,864	2,565,727
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (LIBOR USD 1 Month + 3.25%), 5.47%, 03/25/32(b)		4,980	5,080,161
MASTR Asset-Backed Securities Trust(b):
Series 2006-AM2, Class A4, (LIBOR USD 1 Month + 0.26%), 2.48%, 06/25/36(a)		6,360	5,038,631
Series 2006-HE2, Class A3, (LIBOR USD 1 Month + 0.15%), 2.37%, 06/25/36		5,339	3,040,038
Series 2007-HE1, Class A4, (LIBOR USD 1 Month + 0.28%), 2.50%, 05/25/37		5,000	4,199,099
MASTR Specialized Loan Trust, Series 2006-3, Class A, (LIBOR USD 1 Month + 0.26%), 2.48%, 06/25/46(a)(b)		2,086	1,962,055
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (LIBOR USD 1 Month + 0.24%), 2.46%, 05/25/37(b)		5,726	3,971,259
Merrill Lynch Mortgage Investors Trust(b):
Series 2006-OPT1, Class M1, (LIBOR USD 1 Month + 0.26%), 2.48%, 08/25/37		1,310	447,832
Series 2006-RM3, Class A2B, (LIBOR USD 1 Month + 0.09%), 2.31%, 06/25/37		3,204	1,024,519
Morgan Stanley ABS Capital I, Inc. Trust(b):
Series 2005-HE5, Class M4, (LIBOR USD 1 Month + 0.87%), 3.09%, 09/25/35		11,321	5,077,761
Series 2007-NC1, Class A1, (LIBOR USD 1 Month + 0.13%), 2.35%, 11/25/36		37,173	23,016,207
Morgan Stanley Mortgage Loan Trust:
Series 2006-15XS, Class A2B, 5.51%, 11/25/36(e)		8,362	4,419,947
Series 2007-9SL, Class A, (LIBOR USD 1 Month + 0.32%), 2.54%, 07/25/37(b)		3,979	3,762,214
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (LIBOR USD 1 Month + 0.18%), 2.40%, 06/25/37(b)		893	888,137
Navient Private Education Loan Trust(a):
Series 2014-AA, Class B, 3.50%, 08/15/44		14,970	14,408,896
Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 3.91%, 10/17/44(b)		21,595	21,902,761
Series 2015-AA, Class B, 3.50%, 12/15/44		10,722	10,344,376
Series 2015-CA, Class B, 3.25%, 05/15/40		6,130	6,130,012
Series 2016-AA, Class B, 3.50%, 12/16/58(d)		7,740	7,473,729
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (LIBOR USD 1 Month + 0.40%), 2.62%, 10/25/36(a)(b)		526	470,069
Oakwood Mortgage Investors, Inc.(d):
Series 2001-D, Class A2, 5.26%, 01/15/19		2,690	2,057,249
Series 2001-D, Class A4, 6.93%, 09/15/31		2,200	1,907,735
OneMain Financial Issuance Trust(a):
Series 2015-1A, Class A, 3.19%, 03/18/26		7,859	7,868,592
Series 2015-1A, Class C, 5.12%, 03/18/26		11,400	11,545,210
Series 2015-2A, Class A, 2.57%, 07/18/25		377	377,384
Series 2015-2A, Class B, 3.10%, 07/18/25		22,816	22,817,640
Series 2015-2A, Class C, 4.32%, 07/18/25		32,030	32,161,922
Series 2016-1A, Class A, 3.66%, 02/20/29		1,730	1,735,292
Series 2016-1A, Class B, 4.57%, 02/20/29		2,740	2,764,667
Series 2016-2A, Class A, 4.10%, 03/20/28		4,200	4,221,753
Option One Mortgage Loan Trust:
Series 2006-3, Class 1A1, (LIBOR USD 1 Month + 0.14%), 2.36%, 02/25/37(b)		2,515	1,867,993
Series 2007-CP1, Class 2A3, (LIBOR USD 1 Month + 0.21%), 2.43%, 03/25/37(b)		6,755	4,624,897

14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)	USD	8,961	$8,409,549
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		22,532	21,193,420
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(e)		35,731	35,112,933
Origen Manufactured Housing Contract Trust:
Series 2001-A, Class M1, 7.82%, 03/15/32(d)		4,706	4,633,965
Series 2007-B, Class A1, (LIBOR USD 1 Month + 1.20%), 3.36%, 10/15/37(a)(b)(c)		7,197	7,035,307
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(e)		5,324	4,899,340
Pretium Mortgage Credit Partners I LLC, Series 2017-NPL2, Class A1, 3.25%, 03/28/57(a)(e)		7,760	7,721,547
Progress Residential Trust(a):
Series 2015-SFR2, Class A, 2.74%, 06/12/32		9,692	9,554,538
Series 2015-SFR3, Class F, 6.64%, 11/12/32		2,110	2,177,932
Series 2016-SFR2, Class E, (LIBOR USD 1 Month + 3.55%), 5.71%, 01/17/34(b)		4,910	4,947,070
Series 2017-SFR1, Class A, 2.77%, 08/17/34		7,017	6,765,030
Series 2017-SFR1, Class D, 3.57%, 08/17/34		850	827,211
Series 2017-SFR1, Class E, 4.26%, 08/17/34		1,290	1,272,267
Series 2018-SFR1, Class E, 4.38%, 03/17/35		2,110	2,081,522
Series 2018-SFR1, Class F, 4.78%, 03/17/35		4,287	4,221,511
Series 2018-SFR2, Class E, 4.66%, 08/17/35		2,350	2,339,846
Series 2018-SFR2, Class F, 4.95%, 08/17/35		2,873	2,847,284
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(a)(e)		844	843,552
RAMP Trust(b):
Series 2006-RS6, Class A4, (LIBOR USD 1 Month + 0.27%), 2.49%, 11/25/36		18,282	15,396,713
Series 2007-RS1, Class A3, (LIBOR USD 1 Month + 0.17%), 2.39%, 02/25/37		5,750	3,108,371
SACO I Trust, Series 2006-9, Class A1, (LIBOR USD 1 Month + 0.30%), 2.52%, 08/25/36(b)		2,362	2,300,126
Saxon Asset Securities Trust, Series 2007-1, Class M1, (LIBOR USD 1 Month + 0.29%), 2.51%, 01/25/47(b)		4,812	2,984,589
Securitized Asset-Backed Receivables LLC Trust(b):
Series 2006-WM4, Class A1, (LIBOR USD 1 Month + 0.19%), 2.41%, 11/25/36(a)		8,027	4,924,687
Series 2006-WM4, Class A2A, (LIBOR USD 1 Month + 0.08%), 2.30%, 11/25/36		3,782	1,551,524
Series 2006-WM4, Class A2C, (LIBOR USD 1 Month + 0.16%), 2.38%, 11/25/36		11,321	4,676,854
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (LIBOR USD 1 Month + 0.35%), 2.57%, 04/25/37(a)(b)		2,615	2,576,936
SG Mortgage Securities Trust(b):
Series 2006-FRE2, Class A2C, (LIBOR USD 1 Month + 0.16%), 2.38%, 07/25/36		2,684	917,333
Series 2006-OPT2, Class A3D, (LIBOR USD 1 Month + 0.21%), 2.43%, 10/25/36		4,623	3,644,880
SLM Private Credit Student Loan Trust(b):
Series 2004-A, Class A3, (LIBOR USD 3 Month + 0.40%), 2.73%, 06/15/33		22,021	21,798,394
Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.66%, 03/15/24		29,006	28,978,529

Security		Par (000)	Value
United States (continued)
Series 2004-B, Class B, (LIBOR USD 3 Month + 0.47%), 2.80%, 09/15/33	USD	3,659	$3,635,511
Series 2005-B, Class B, (LIBOR USD 3 Month + 0.40%), 2.73%, 06/15/39		11,601	11,447,258
Series 2006-B, Class A5, (LIBOR USD 3 Month + 0.27%), 2.60%, 12/15/39		2,893	2,847,468
Series 2006-BW, Class A5, (LIBOR USD 3 Month + 0.20%), 2.53%, 12/15/39		2,948	2,904,823
SLM Private Education Loan Trust(a):
Series 2013-A, Class B, 2.50%, 03/15/47		17,440	17,322,964
Series 2013-B, Class B, 3.00%, 05/16/44		15,415	15,337,068
Series 2013-C, Class B, 3.50%, 06/15/44		19,840	19,790,701
Series 2014-A, Class B, 3.50%, 11/15/44		16,505	16,372,105
SMB Private Education Loan Trust(a):
Series 2015-B, Class B, 3.50%, 12/17/40		10,350	10,073,855
Series 2015-C, Class B, 3.50%, 09/15/43		10,210	10,047,968
Series 2017-B, Class A2A, 2.82%, 10/15/35		30,430	29,438,995
Series 2017-B, Class A2B, (LIBOR USD 1 Month + 0.75%), 2.91%, 10/15/35(b)		18,250	18,307,789
Series 2018-A, Class A2B, (LIBOR USD 1 Month + 0.80%), 2.96%, 02/15/36(b)		25,740	25,841,169
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (LIBOR USD 1 Month + 0.80%), 3.01%, 01/25/35(b)		175	165,179
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29(a)		33,867	33,718,535
Springleaf Funding Trust(a):
Series 2015-AA, Class A, 3.16%, 11/15/24		19,630	19,630,634
Series 2015-AA, Class B, 3.62%, 11/15/24		29,600	29,516,501
Series 2016-AA, Class A, 2.90%, 11/15/29		18,963	18,911,620
Series 2016-AA, Class B, 3.80%, 11/15/29		1,660	1,653,904
Stanwich Mortgage Loan Co. LLC(a)(c)(e):
Series 2016-NPL2, Class NOTE, 3.72%, 08/16/46		5,971	5,933,822
Series 2017-NPB1, Class A1, 3.60%, 05/17/22		31,146	31,004,965
Thayer Park CLO Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 6.10%), 8.45%, 04/20/29(a)(b)		805	812,367
Tricon American Homes Trust(a):
Series 2017-SFR2, Class F, 5.10%, 01/17/36		5,382	5,419,390
Series 2018-SFR1, Class E, 4.56%, 05/17/37		2,360	2,319,918
Series 2018-SFR1, Class F, 4.96%, 05/17/37		1,630	1,607,155
Velocity Commercial Capital Loan Trust:
Series 2016-2, Class M1, 3.66%, 10/25/46(d)		1,094	1,079,103
Series 2016-2, Class M2, 4.46%, 10/25/46(d)		589	587,069
Series 2017-1, Class AFL, (LIBOR USD 1 Month + 1.25%), 3.47%, 05/25/47(a)(b)		7,800	7,848,370
Series 2017-1, Class M1, (LIBOR USD 1 Month + 0.00%), 3.55%, 05/25/47(a)(b)		1,120	1,090,502
Series 2017-1, Class M2, (LIBOR USD 1 Month + 0.00%), 4.45%, 05/25/47(a)(b)		1,110	1,097,553
Series 2017-1, Class M3, (LIBOR USD 1 Month + 0.00%), 5.35%, 05/25/47(a)(b)		1,110	1,130,336
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (LIBOR USD 1 Month + 0.13%), 2.35%, 07/25/37(a)(b)		8,694	8,449,351
WaMu Asset-Backed Certificates Trust(b):
Series 2007-HE2, Class 2A3, (LIBOR USD 1 Month + 0.25%), 2.47%, 04/25/37		26,426	14,206,792
Series 2007-HE2, Class 2A4, (LIBOR USD 1 Month + 0.36%), 2.58%, 04/25/37		2,832	1,536,383
Washington Mutual Asset-Backed Certificates Trust(b):
Series 2006-HE4, Class 2A2, (LIBOR USD 1 Month + 0.18%), 2.40%, 09/25/36		16,958	8,455,902
Series 2006-HE5, Class 1A, (LIBOR USD 1 Month + 0.16%), 2.37%, 10/25/36		6,717	5,794,203
Series 2006-HE5, Class 2A2, (LIBOR USD 1 Month + 0.18%), 2.40%, 10/25/36		21,865	12,549,441
Series 2007-HE2, Class 2A2, (LIBOR USD 1 Month + 0.22%), 2.44%, 02/25/37		16,142	7,336,968

15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
World Financial Network Credit Card Master Trust:
Series 2012-C, Class C, 4.55%, 08/15/22	USD	6,229	$6,232,619
Series 2012-D, Class B, 3.34%, 04/17/23		4,080	4,082,739
Yale Mortgage Loan Trust, Series 2007-1, Class A, (LIBOR USD 1 Month + 0.40%), 2.62%, 06/25/37(a)(b)		6,917	3,013,924

			1,934,280,350

Total Asset-Backed Securities — 12.5% (Cost: $4,566,719,288)			4,526,273,563

		Shares
Common Stocks — 0.6%

Canada — 0.0%
Northern Graphite Corp.(g)		435,208	89,289

Germany — 0.0%
Aroundtown SA		554,956	4,944,190
Tele Columbus AG(a)(g)		10,968	31,607

			4,975,797
Indonesia — 0.0%
Bumi Resources Tbk. PT(g)		164,339,838	2,381,173

Italy — 0.0%
Intesa Sanpaolo SpA		233,143	594,032
Telecom Italia SpA(g)		1,297,086	784,067

			1,378,099
Luxembourg — 0.0%(c)(g)(h)
Concrete Investment I SCA		36,201	—
Concrete Investment II SCA		9,727	—

			—
Netherlands — 0.1%(g)
Altice Europe NV, Class A		331,230	893,362
NXP Semiconductors NV		159,300	13,620,150

			14,513,512
United States — 0.5%
Altice USA, Inc., Class A		1,309,718	23,758,284
Bank of America Corp.		337,491	9,942,485
Caesars Entertainment Corp.(g)		1,711,128	17,539,062
CBS Corp. (Non-Voting), Class B		17,500	1,005,375
CVR Energy, Inc.		32,803	1,319,337
Delek US Holdings, Inc.		63,080	2,676,484
Dell Technologies, Inc., Class V(g)		35,000	3,399,200
DR Horton, Inc.		403,402	17,015,496
Elanco Animal Health, Inc.(g)		1,489	51,951
Energen Corp.(g)		181,830	15,668,291
Eventbrite, Inc., Class A(g)		465	17,656
Everi Holdings, Inc.(g)		96,687	886,620
Golden Entertainment, Inc.(g)		85,015	2,041,210
JPMorgan Chase & Co.		109,490	12,354,852
Leisure Acquisition Corp.(g)		320,771	3,255,826
Lennar Corp., Class A		280,000	13,073,200
Liberty Oilfield Services, Inc., Class A(g)		440,465	9,500,830
Lions Gate Entertainment Corp., Class A		472,500	11,524,275
PulteGroup, Inc.		252,000	6,242,040
Pure Acquisition Corp.(g)		167,058	1,688,211
Scientific Games Corp., Class A(g)		56,845	1,443,863
Sentinel Energy Services, Inc.(g)(ac)		1,281,257	13,056,009
Sunoco LP		258,565	7,640,596
Toll Brothers, Inc.		131,200	4,333,536
Vantage Drilling Co.(g)		1,556,671	18,524

Security		Shares	Value
United States (continued)
Vistra Energy Corp.(g)		138,906	$3,455,981
William Lyon Homes, Class A(g)		128,537	2,042,453

			184,951,647

Total Common Stocks — 0.6% (Cost: $214,875,739)			208,289,517

		Par (000)
Corporate Bonds — 28.7%

Argentina — 0.3%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(a)	USD	9,765	9,362,194
Arcor SAIC, 6.00%, 07/06/23(a)		4,967	4,948,374
Banco Hipotecario SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%), 38.38%, 11/07/22(a)(b)	ARS	360,060	7,325,028
Cablevision SA, 6.50%, 06/15/21(a)	USD	5,000	4,925,000
Generacion Mediterranea SA, 9.63%, 07/27/23(a)		20,000	17,000,000
Genneia SA, 8.75%, 01/20/22(a)		21,745	20,277,212
Stoneway Capital Corp.:
10.00%, 03/01/27(a)		30,211	29,267,216
10.00%, 03/01/27		10,596	10,264,810
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 37.31%, 04/11/22(a)(b)		16,330	5,552,283
Tecpetrol SA, 4.88%, 12/12/22(a)		10,000	9,087,500

			118,009,617
Australia — 0.1%
BHP Billiton Finance Ltd., (EUR Swap Annual 5 Year + 4.36%), 4.75%, 04/22/76(b)	EUR	4,945	6,263,285
Cromwell SPV Finance Pty. Ltd., 2.50%, 03/29/25(i)		4,500	5,120,230
Macquarie Bank Ltd., 2.40%, 01/21/20(a)	USD	3,585	3,541,138
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27		4,301	3,902,437
Origin Energy Finance Ltd., (EUR Swap Annual 5 Year + 3.67%), 4.00%, 09/16/74(b)	EUR	1,600	1,908,394
Pacific National Finance Pty Ltd., 4.75%, 03/22/28	USD	12,000	11,532,120
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(b)		2,817	2,808,600
Santos Finance Ltd., 4.13%, 09/14/27		4,190	3,881,683

			38,957,887
Austria — 0.1%(b)(j)
BAWAG Group AG, (EUR Swap Annual 5 Year + 4.42%), 5.00%	EUR	7,000	7,762,513
Erste Group Bank AG:
(EUR Swap Annual 5 Year + 9.02%), 8.88%		4,600	6,186,817
(EUR Swap Annual 5 Year + 6.20%), 6.50%		2,000	2,478,517
Raiffeisen Bank International AG, (EUR Swap Annual 5 Year + 5.95%), 6.12%		8,000	9,402,350

			25,830,197
Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	USD	10,770	10,613,619
2.63%, 01/17/23		14,103	13,545,708
Anheuser-Busch InBev SA/NV, (EURIBOR 3 Month + 0.75%), 0.43%, 03/17/20(b)	EUR	2,800	3,281,902
KBC Group NV:
(EUR Swap Annual 5 Year + 4.76%), 5.63%(b)(j)		1,400	1,646,650
1.00%, 04/26/21		7,300	8,634,490

16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Belgium (continued)
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	9,066	$7,947,190
Nyrstar NV, 5.00%, 07/11/22(i)		1,100	982,771
Solvay Finance SA(b)(j):
(EUR Swap Annual 5 Year + 4.89%), 5.12%		1,331	1,699,924
(EUR Swap Annual 5 Year + 3.70%), 5.42%		804	1,057,991
(EUR Swap Annual 5 Year + 5.22%), 5.87%		900	1,196,462

			50,606,707
Brazil — 0.6%
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21(a)	USD	10,000	10,237,500
Gol Finance, Inc., 7.00%, 01/31/25(a)		25,000	20,218,750
Hidrovias International Finance SARL, 5.95%, 01/24/25(a)		10,000	9,100,000
Itau Unibanco Holding SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 6.50%(a)(b)(j)		4,821	4,521,134
Klabin Finance SA, 4.88%, 09/19/27(a)		10,000	8,837,500
MARB BondCo plc, 6.88%, 01/19/25(a)		30,000	27,862,500
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(a)		6,750	6,581,250
Odebrecht Offshore Drilling Finance Ltd.(a):
6.72%, 12/01/22		6,207	5,873,219
6.72% ( 6.72% Cash or 7.72% PIK), 12/01/26(k)		191	54,140
Odebrecht Oil & Gas Finance Ltd., 0.00%(a)(j)(l)		1,010	10,096
Oi SA, 8.00% ( 8.00% Cash or 4.00% PIK), 07/27/25(k)		10,223	10,439,387
Petrobras Global Finance BV:
6.13%, 01/17/22		12,445	12,810,261
8.75%, 05/23/26		16,615	18,118,657
7.38%, 01/17/27		16,615	16,866,717
6.00%, 01/27/28		16,615	15,310,723
Rede D’or Finance SARL, 4.95%, 01/17/28(a)		3,074	2,651,325
Rumo Luxembourg SARL(a):
7.38%, 02/09/24		15,000	15,262,500
5.88%, 01/18/25		11,185	10,402,050
Samarco Mineracao SA, 4.13%, 11/01/22(m)		10,000	6,870,000
Suzano Austria GmbH, 6.00%, 01/15/29(a)		17,217	17,281,564

			219,309,273
Canada — 0.4%
1011778 BC ULC, 4.63%, 01/15/22(a)		5,560	5,566,950
Air Canada Pass-Through Trust, Series 2015-2, Class B, 5.00%, 12/15/23(a)		12,420	12,574,810
Bombardier, Inc.(a):
8.75%, 12/01/21		4,860	5,361,066
6.00%, 10/15/22		1,950	1,954,953
6.13%, 01/15/23		2,940	2,952,863
Brookfield Residential Properties, Inc.(a):
6.50%, 12/15/20		9,700	9,736,375
6.13%, 07/01/22		1,254	1,254,000
Canbriam Energy, Inc., 9.75%, 11/15/19(a)		29,906	29,980,765
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		41,000	39,565,000
Largo Resources Ltd., 9.25%, 06/01/21(a)		1,796	1,876,820
NOVA Chemicals Corp.(a):
5.25%, 08/01/23		21,874	21,750,959
4.88%, 06/01/24		16,606	15,987,426

			148,561,987

Security		Par (000)	Value
Cayman Islands — 0.1%
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 7.34%, 02/12/23(a)(b)	USD	8,567	$8,653,070
Pearl Holding III Ltd., 9.50%, 12/11/22		7,000	6,225,905

			14,878,975
China — 1.7%
Agile Group Holdings Ltd.:
8.50%, 07/18/21		6,959	7,115,577
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(b)(j)		4,150	3,833,563
Anton Oilfield Services Group, 9.75%, 12/05/20		1,964	2,018,439
Baoxin Auto Finance I Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.62%(b)(j)		16,280	14,617,975
Binhai Investment Co. Ltd., 4.45%, 11/30/20		899	839,441
CCTI Ltd., 3.63%, 08/08/22		18,215	17,197,231
Central China Real Estate Ltd., 6.88%, 10/23/20		10,600	10,480,750
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		8,395	8,407,593
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(b)(j)		5,374	5,370,245
Chang Development International Ltd., 3.63%, 01/20/20		7,375	7,155,628
China City Construction International Co. Ltd., 5.35%, 07/03/17(m)	CNY	2,990	303,786
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23(i)(l)	HKD	51,000	6,433,348
China Evergrande Group:
6.25%, 06/28/21	USD	2,850	2,757,375
4.25%, 02/14/23(i)	HKD	150,000	17,104,083
7.50%, 06/28/23	USD	4,595	4,210,169
8.75%, 06/28/25		3,386	3,051,632
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		1,869	1,403,245
China Railway Construction Corp. Ltd.(i):
0.00%, 01/29/21(l)		8,500	9,749,500
1.50%, 12/21/21	CNY	58,000	8,227,997
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	USD	13,838	13,100,105
China SCE Group Holdings Ltd., 7.45%, 04/17/21		4,000	3,924,216
China Singyes Solar Technologies Holdings Ltd.:
6.75%, 10/17/18		321	310,166
7.95%, 02/15/19(n)		2,391	2,056,260
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		11,875	11,425,841
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(b)		7,245	6,867,625
CIFI Holdings Group Co. Ltd.:
0.00%, 02/12/19(i)(l)	HKD	42,000	5,324,877
6.38%, 05/02/20	USD	8,000	7,940,000
6.88%, 04/23/21		8,443	8,274,140
5.50%, 01/23/22		13,200	12,045,000
CNAC HK Finbridge Co. Ltd.:
4.63%, 03/14/23		18,345	18,477,161
5.13%, 03/14/28		1,774	1,788,969
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		31,237	31,315,093
Country Garden Holdings Co. Ltd.:
7.13%, 01/27/22		6,890	6,924,450
8.00%, 01/27/24		7,500	7,509,375
CRRC Corp. Ltd., 0.00%, 02/05/21(i)(l)		17,000	17,000,000
Ctrip.com International Ltd., 1.25%, 09/15/22(i)		2,028	1,972,171

17

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
China (continued)
Easy Tactic Ltd., 7.00%, 04/25/21	USD	2,800	$2,737,000
European TopSoho SARL, 4.00%, 09/21/21(i)	EUR	1,300	1,607,474
Excel Capital Global Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 9.34%), 7.00%(b)(j)	USD	9,600	9,552,000
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		5,085	4,251,263
7.38%, 10/04/21		5,426	4,299,264
7.95%, 07/05/22		5,938	4,639,063
Future Land Development Holdings Ltd.:
2.25%, 02/10/19(i)	HKD	72,500	9,258,999
5.00%, 02/16/20	USD	4,475	4,363,839
6.50%, 09/12/20		7,500	7,387,500
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		7,213	6,582,656
Greenland Global Investment Ltd., 6.75%, 05/22/19		3,000	3,011,250
Guojing Capital BVI Ltd., 3.95%, 12/11/22		15,639	14,817,249
Guorui Properties Ltd., 7.00%, 03/21/20		4,443	3,765,798
Haitian International Holdings Ltd., 2.00%, 02/13/19(i)		10,750	10,736,563
Harvest International Co., 0.00%, 11/21/22(i)(l)	HKD	96,000	11,835,322
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20	USD	7,829	7,685,142
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23		8,105	7,348,560
Huachen Energy Co. Ltd., 6.63%, 05/18/20		7,179	5,240,096
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	9,300	10,427,995
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21	USD	4,519	4,376,810
Jingrui Holdings Ltd., 9.45%, 04/23/21		7,000	6,620,460
Kaisa Group Holdings Ltd.:
7.25%, 06/30/20		1,669	1,529,380
8.50%, 06/30/22		5,573	4,594,715
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(b)(j)		9,600	8,700,000
Knight Castle Investments Ltd., 7.99%, 01/23/21		1,757	1,461,525
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(b)(j)		7,900	7,501,682
Logan Property Holdings Co. Ltd., 6.88%, 04/24/21		1,755	1,723,706
New Metro Global Ltd., 6.50%, 04/23/21		2,562	2,504,355
Nickel Resources International Holdings Co. Ltd., Series 1, 12.00%, 12/12/18(m)	HKD	8,000	102,193
Poly Real Estate Finance Ltd., 4.75%, 09/17/23	USD	18,300	17,947,414
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(i)(l)		6,250	6,234,375
Powerlong Real Estate Holdings Ltd.:
Series 1238, 0.00%, 02/11/19(i)(l)	HKD	49,000	6,145,069
6.95%, 04/17/21	USD	4,000	3,750,000
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		11,147	8,658,098
Redco Group:
7.00%, 11/14/18		593	593,741
6.38%, 02/27/19		6,900	6,805,125
Rock International Investment, Inc., 6.63%, 03/27/20		4,205	3,450,844
Ronshine China Holdings Ltd., 6.95%, 12/08/19		356	353,247
Shandong Energy Australia Pty. Ltd., 4.55%, 07/26/20		300	291,531

Security		Par (000)	Value
China (continued)
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21	USD	2,421	$2,295,513
Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 08/09/22(i)(l)		12,600	13,170,150
Shui On Development Holding Ltd., (USD Swap Semi 5 Year + 8.81%), 7.50%(b)(i)(j)		7,000	7,104,894
Smart Insight International Ltd., 0.00%, 01/27/19(i)(l)	HKD	10,000	1,263,676
Sunac China Holdings Ltd.:
8.63%, 07/27/20	USD	4,053	4,093,530
6.88%, 08/08/20		6,631	6,497,286
Tewoo Group No. 5 Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.37%), 5.80%(b)(j)		7,100	6,346,690
Times China Holdings Ltd.:
6.25%, 01/17/21		1,626	1,552,830
5.75%, 04/26/22		1,300	1,171,482
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		4,289	3,720,707
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(b)(j)		6,329	5,822,680
Xinyuan Real Estate Co. Ltd.:
8.13%, 08/30/19		1,850	1,732,063
9.88%, 03/19/20		3,785	3,468,006
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		7,915	7,721,439
Yingde Gases Investment Ltd., 7.25%, 02/28/20		4,000	4,042,200
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22		6,250	5,580,437
Yuzhou Properties Co. Ltd., 7.90%, 05/11/21		11,781	11,751,548
Zhaohai Investment BVI Ltd., 4.00%, 07/23/20		2,292	2,202,491
Zhejiang Expressway Co. Ltd., 0.00%, 04/21/22(i)(l)	EUR	18,800	20,767,457

			619,729,408
Colombia — 0.1%
Avianca Holdings SA, 8.38%, 05/10/20	USD	10,458	10,431,855
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)		10,000	9,930,350
Frontera Energy Corp., 9.70%, 06/25/23(a)		10,000	10,475,000

			30,837,205
Czech Republic — 0.0%
Residomo SRO, 3.38%, 10/15/24	EUR	1,728	2,018,509

Denmark — 0.1%
Danske Bank A/S(b)(j):
(EUR Swap Annual 6 Year + 4.64%), 5.75%	EUR	2,002	2,324,357
(EUR Swap Annual 5 Year + 5.47%), 5.88%		1,700	2,008,326
(US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%	USD	3,845	3,643,138
DKT Finance ApS, 7.00%, 06/17/23	EUR	3,560	4,415,397
Nykredit Realkredit A/S, 0.75%, 07/14/21		7,368	8,644,422
TDC A/S, 3.75%, 03/02/22		640	813,664

			21,849,304
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)	USD	5,000	5,142,500

France — 0.4%
Accor SA, 2.63%, 02/05/21	EUR	1,000	1,223,584
Altice France SA:
7.38%, 05/01/26(a)	USD	300	300,000
5.88%, 02/01/27	EUR	1,900	2,299,750
APRR SA, 1.13%, 01/15/21		700	830,262
Autodis SA:
4.38%, 05/01/22		550	647,304
(EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(b)		1,244	1,456,984

18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
France (continued)
BNP Paribas Cardif SA:
1.00%, 11/29/24	EUR	9,400	$10,337,269
(EURIBOR 3 Month + 3.93%), 4.03%(b)(j)		2,800	3,417,105
BNP Paribas SA(b):
(EUR Swap Annual 5 Year + 5.23%), 6.12%(j)		5,145	6,570,962
(USD Swap Semi 5 Year + 5.15%), 7.38%(j)	USD	4,600	4,835,520
(USD Swap Semi 5 Year + 3.98%), 7.00%(j)		7,940	7,993,595
(USD Swap Semi 5 Year + 1.48%), 4.38%, 03/01/33(a)		5,950	5,662,080
Burger King France SAS, (EURIBOR 3 Month + 5.25%), 5.25%, 05/01/23(b)	EUR	1,352	1,585,751
Caisse Nationale de Reassurance Mutuelle Agricole Groupama:
6.00%, 01/23/27		2,200	3,064,038
(EURIBOR 3 Month + 5.77%), 6.37%(b)(j)		700	919,791
Capgemini SE, 1.75%, 07/01/20		1,000	1,191,825
Casino Guichard Perrachon SA:
5.98%, 05/26/21		1,400	1,674,234
4.56%, 01/25/23		1,800	2,022,224
4.50%, 03/07/24		1,200	1,325,886
3.58%, 02/07/25		1,400	1,487,352
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(b)(j)		1,600	1,985,321
Credit Agricole SA(b):
(EUR Swap Annual 5 Year + 5.12%), 6.50%(j)		4,447	5,654,002
(USD Swap Semi 5 Year + 1.64%), 4.00%, 01/10/33(a)	USD	12,920	11,990,123
Credit Mutuel Arkea SA:
3.50%, 02/09/29	EUR	3,700	4,420,015
(EURIBOR Swap Rate 5 Year + 1.45%), 1.88%, 10/25/29(b)		5,200	5,688,706
Engie SA, Series NC10, (EUR Swap Annual 10 Year + 2.65%), 3.88%(b)(j)		1,100	1,348,126
Europcar Groupe SA, 5.75%, 06/15/22		460	549,224
Faurecia SA, 3.63%, 06/15/23		640	771,309
Horizon Parent Holdings SARL, 8.25% ( 8.25% Cash or 9.00% PIK), 02/15/22(k)		1,025	1,243,987
Loxam SAS:
3.50%, 04/15/22		235	281,359
3.50%, 05/03/23		1,000	1,200,409
4.25%, 04/15/24		907	1,112,908
6.00%, 04/15/25		400	496,465
Novafives SAS, 5.00%, 06/15/25		600	648,305
Orange SA, (EUR Swap Annual 5 Year + 3.67%), 5.25%(b)(j)		4,220	5,499,992
Orano SA, 4.88%, 09/23/24		6,200	7,382,072
Paprec Holding SA, 4.00%, 03/31/25		1,020	1,191,554
RCI Banque SA, (EURIBOR 3 Month + 0.65%), 0.33%, 04/12/21(b)		1,460	1,703,443
Rexel SA, 3.50%, 06/15/23		1,466	1,764,039
RTE Reseau de Transport d’Electricite SADIR:
1.50%, 09/27/30		2,200	2,511,393
2.13%, 09/27/38		1,100	1,280,520
Sanofi SA:
0.00%, 03/21/20		1,800	2,093,999
(EURIBOR 3 Month + 0.15%), 0.00%, 03/21/20(b)		2,800	3,262,266
SMCP Group SAS, 5.88%, 05/01/23		279	341,093
Societe Generale SA:
(USD Swap Semi 5 Year + 6.24%), 7.38%(a)(b)(j)	USD	600	618,750
4.25%, 09/14/23(a)		10,000	9,960,460
(USD Swap Semi 5 Year + 4.98%), 7.88%(b)(j)		1,000	1,036,000
SPIE SA, 3.13%, 03/22/24	EUR	700	821,878

Security		Par (000)	Value
France (continued)
Teleperformance, 1.88%, 07/02/25	EUR	3,200	$3,715,018
TOTAL SA(b)(j):
(EUR Swap Annual 5 Year + 2.75%), 2.71%		440	531,915
(EUR Swap Annual 5 Year + 1.86%), 2.25%		4,720	5,624,558
Unibail-Rodamco SE, 0.13%, 05/14/21		3,500	4,067,962
Vinci SA:
1.00%, 09/26/25		3,700	4,267,944
1.75%, 09/26/30		1,900	2,209,571

			156,120,202
Germany — 0.9%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24		1,493	1,735,441
ADLER Real Estate AG:
4.75%, 04/08/20		224	266,054
1.50%, 12/06/21		1,200	1,401,193
1.88%, 04/27/23		3,000	3,408,942
2.13%, 02/06/24		5,970	6,760,809
3.00%, 04/27/26		4,600	5,216,479
AT Securities BV, (USD Swap Semi 5 Year + 3.55%), 5.18%(b)(j)	USD	10,750	10,145,313
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(b)(j)	EUR	1,100	1,296,312
Bayer Capital Corp. BV, 1.50%, 06/26/26		1,200	1,387,759
Bayer US Finance II LLC, 3.50%, 06/25/21(a)	USD	2,030	2,025,290
Bertelsmann SE & Co. KGaA(b):
(EUR Swap Annual 5 Year + 2.64%), 3.00%, 04/23/75	EUR	6,300	7,311,674
(EUR Swap Annual 5 Year + 3.21%), 3.50%, 04/23/75		800	909,725
Blitz F18-674 GmbH, 6.00%, 07/30/26		1,567	1,835,248
BMBG Bond Finance SCA, 3.00%, 06/15/21		525	616,593
Daimler AG:
0.50%, 09/09/19		1,440	1,681,479
0.25%, 05/11/20		1,870	2,180,126
Daimler Finance North America LLC, 2.70%, 08/03/20(a)	USD	1,080	1,067,459
Daimler International Finance BV, 1.50%, 02/09/27	EUR	2,150	2,488,244
Deutsche Bahn Finance GMBH, (EURIBOR 3 Month + 0.28%), 0.00%, 09/09/22(b)		620	726,047
Deutsche Bank AG:
2.95%, 08/20/20	USD	5,481	5,386,061
1.13%, 08/30/23	EUR	8,875	10,369,318
4.50%, 05/19/26		2,600	3,236,522
(USD Swap Rate 5 Year + 2.55%), 4.87%, 12/01/32(b)	USD	29,850	26,523,218
Deutsche Pfandbriefbank AG:
Series 3529, (EURIBOR Swap Rate 5 Year + 5.38%), 5.75%(b)(j)	EUR	6,800	7,652,601
4.60%, 02/22/27		300	368,222
Deutsche Post AG, 1.88%, 12/11/20		1,237	1,493,688
Deutsche Telekom International Finance BV, 1.95%, 09/19/21(a)	USD	10,832	10,351,301
DVB Bank SE, 1.25%, 04/22/20	EUR	16,700	19,627,755
E.ON International Finance BV, 5.75%, 05/07/20		1,530	1,940,696
Encavis Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(b)(i)(j)		2,400	2,859,666
FMC Finance VII SA, 5.25%, 02/15/21		600	777,822
Henkel AG & Co. KGaA, 0.00%, 09/13/21		470	544,548
IHO Verwaltungs GmbH(k):
2.75% ( 2.75% Cash or 3.50% PIK), 09/15/21		1,215	1,428,422
3.25% ( 3.25% Cash or 4.00% PIK), 09/15/23		2,060	2,461,526
3.75% ( 3.75% Cash or 4.50% PIK), 09/15/26		5,800	6,947,897

19

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Germany (continued)
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(b)	EUR	11,200	$13,231,326
Mahle GmbH, 2.50%, 05/14/21		700	846,384
Merck Financial Services GmbH, 4.50%, 03/24/20		579	717,083
Platin 1426 GmbH, 5.38%, 06/15/23		4,984	5,710,752
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(b)		1,570	1,861,878
SAP SE, (EURIBOR 3 Month + 0.30%), 0.00%, 04/01/20(b)		620	722,589
Senvion Holding GmbH, 3.88%, 10/25/22		3,474	3,615,417
Summit Germany Ltd., 2.00%, 01/31/25		748	828,447
TLG Immobilien AG, 1.38%, 11/27/24		800	909,586
Unitymedia GmbH:
6.13%, 01/15/25(a)	USD	991	1,040,550
3.75%, 01/15/27	EUR	18,100	22,189,113
Unitymedia Hessen GmbH & Co. KG:
4.00%, 01/15/25		1,700	2,076,106
5.00%, 01/15/25(a)	USD	23,342	23,701,233
3.50%, 01/15/27	EUR	326	399,320
6.25%, 01/15/29		2,723	3,573,064
Volkswagen Bank GmbH:
(EURIBOR 3 Month + 0.42%), 0.10%, 06/15/21(b)		1,500	1,736,493
0.63%, 09/08/21		7,300	8,490,074
Volkswagen Financial Services AG, 0.38%, 04/12/21		7,388	8,586,003
Volkswagen International Finance NV:
(EURIBOR 3 Month + 0.35%), 0.03%, 03/30/19(b)		1,500	1,742,881
4.00%, 08/12/20(a)	USD	3,615	3,648,607
2.00%, 03/26/21	EUR	3,325	4,024,307
0.50%, 03/30/21		7,300	8,514,653
(EUR Swap Annual 5 Year + 2.54%), 2.70%(b)(j)		7,800	9,010,909
Volkswagen Leasing GmbH:
0.25%, 02/16/21		4,975	5,765,098
1.00%, 02/16/23		3,050	3,528,674
1.63%, 08/15/25		2,525	2,904,774
ZF North America Capital, Inc.(a):
4.50%, 04/29/22	USD	9,904	10,027,919
4.75%, 04/29/25		12,770	12,766,348

			316,599,038
Ghana — 0.0%
Tullow Oil plc(a):
6.25%, 04/15/22		1,425	1,428,563
7.00%, 03/01/25		1,200	1,173,000

			2,601,563
Greece — 0.0%
OTE plc, 3.50%, 07/09/20	EUR	1,581	1,918,223
Titan Global Finance plc:
3.50%, 06/17/21		350	424,044
2.38%, 11/16/24		1,501	1,701,050

			4,043,317
Guatemala — 0.0%
Energuate Trust, 5.88%, 05/03/27(a)	USD	5,000	4,712,500

Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)		2,141	2,189,606

Honduras — 0.0%
Inversiones Atlantida SA, 8.25%, 07/28/22(a)		870	891,750

Hong Kong — 0.2%
ASM Pacific Technology Ltd., 2.00%, 03/28/19(i)	HKD	38,000	4,908,761

Security		Par (000)	Value
Hong Kong (continued)
Bagan Capital Ltd., 0.00%, 09/23/21(i)(l)	USD	14,650	$14,083,558
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%(b)(j)		4,563	4,454,629
China Overseas Finance Investment Cayman V Ltd., 0.00%, 01/05/23(i)(l)		14,200	14,984,550
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(b)(j)		2,067	1,879,296
Haitong International Securities Group Ltd., 0.00%, 10/25/21(i)(l)	HKD	114,000	13,999,835
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 2.56%(j)	USD	5,430	4,163,181
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		4,805	4,324,080
REXLot Holdings Ltd.(i):
6.00%, 04/28/17(c)	HKD	1,103	98,611
4.50%, 04/17/19		15,091	1,542,191
Studio City Finance Ltd., 8.50%, 12/01/20	USD	1,711	1,719,786

			66,158,478
India — 0.2%
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27		650	587,092
Adani Transmission Ltd., 4.00%, 08/03/26		7,488	6,665,140
BPRL International Singapore Pte. Ltd., 4.38%, 01/18/27		229	215,167
Glenmark Pharmaceuticals Ltd., 2.00%, 06/28/22(i)		5,250	5,274,281
Greenko Investment Co., 4.88%, 08/16/23		10,971	10,014,877
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		309	281,423
Lodha Developers International Ltd., 12.00%, 03/13/20		2,170	2,153,355
Oil India International Pte. Ltd., 4.00%, 04/21/27		1,371	1,245,011
Suzlon Energy Ltd., 5.75%, 07/16/19(e)(i)		5,000	4,393,684
UPL Corp. Ltd., 4.50%, 03/08/28		12,282	11,215,181
Videocon Industries Ltd., 2.79%, 12/31/20(e)(i)(m)		735	217,698
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		13,800	12,803,922

			55,066,831
Indonesia — 0.1%
ABM Investama Tbk. PT, 7.13%, 08/01/22		1,376	1,296,880
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		4,388	4,497,700
Bumi Resources Tbk. PT, 0.00%, 12/11/22(i)(l)		493	240,211
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		7,903	7,932,636
Jababeka International BV, 6.50%, 10/05/23(a)		2,916	2,480,889
Medco Straits Services Pte. Ltd.:
8.50%, 08/17/22		13,062	13,568,152
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		2,013	1,751,310
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23		11,785	11,045,963

			42,813,741
Ireland — 0.3%
Aclo, Series 2X, Class B, (EURIBOR 3 Month + 1.35%), 1.35%, 10/13/29(b)	EUR	2,671	3,077,324
AerCap Ireland Capital DAC, 3.50%, 05/26/22	USD	6,791	6,662,871
Allied Irish Banks plc(b):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(j)	EUR	1,974	2,504,923
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		2,389	2,938,787
Ardagh Packaging Finance plc:
4.25%, 09/15/22(a)	USD	10,308	10,153,380
4.13%, 05/15/23	EUR	1,768	2,137,863
4.63%, 05/15/23(a)	USD	24,674	24,427,260
6.75%, 05/15/24	EUR	1,459	1,834,064
7.25%, 05/15/24(a)	USD	1,176	1,230,390

20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Ireland (continued)
4.75%, 07/15/27	GBP	1,301	$1,655,826
Bank of Ireland(b):
(EUR Swap Annual 5 Year + 6.96%), 7.38%(j)	EUR	2,818	3,538,494
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/24		1,915	2,275,278
Bank of Ireland Group plc:
1.38%, 08/29/23		3,200	3,695,605
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(b)	GBP	10,510	13,197,415
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.50%), 4.12%, 09/19/27(b)	USD	5,725	5,425,697
Blume, IncClass E, (EURIBOR 3 Month + 0.00%), 0.00%, 01/15/31	EUR	759	845,448
eircom Finance DAC, 4.50%, 05/31/22		1,537	1,824,329
James Hardie International Finance DAC, 3.63%, 10/01/26		830	974,715
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26		2,809	3,363,308
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	1,150	1,536,143

			93,299,120
Israel — 0.0%
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	USD	9,048	8,888,710

Italy — 0.7%
Assicurazioni Generali SpA:
(LIBOR GBP 3 Month + 2.20%), 6.42%(b)(j)	GBP	100	134,087
4.13%, 05/04/26	EUR	1,600	1,913,782
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42(b)		4,400	6,001,750
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47(b)		1,238	1,524,485
Banca IFIS SpA:
2.00%, 04/24/23		1,140	1,236,396
(EUR Swap Annual 5 Year + 4.25%), 4.50%, 10/17/27(b)		1,175	1,266,009
Banca Monte dei Paschi di Siena SpA, (EUR Swap Annual 5 Year + 5.01%), 5.38%, 01/18/28(b)		4,975	4,677,932
Banco BPM SpA:
4.25%, 01/30/19		600	702,593
2.75%, 07/27/20		2,300	2,700,847
1.75%, 04/24/23		1,650	1,811,501
Enel Finance International NV(a):
4.25%, 09/14/23	USD	10,140	10,016,346
4.63%, 09/14/25		12,430	12,165,210
4.88%, 06/14/29		15,000	14,486,459
Enel SpA(b):
(EUR Swap Annual 5 Year + 3.65%), 5.00%, 01/15/75	EUR	880	1,068,979
(GBP Swap 5 Year + 5.66%), 7.75%, 09/10/75	GBP	957	1,356,497
Guala Closures SpA, (EURIBOR 3 Month + 3.50%), 3.50%, 04/15/24(b)	EUR	821	958,179
Intesa Sanpaolo SpA:
5.15%, 07/16/20		1,750	2,155,885
(EUR Swap Annual 5 Year + 6.88%), 7.00%(b)(j)		13,611	16,228,723
3.38%, 01/12/23(a)	USD	11,128	10,302,104
6.63%, 09/13/23	EUR	1,110	1,493,865
(EUR Swap Annual 5 Year + 7.19%), 7.75%(b)(j)		26,020	32,398,246
1.75%, 03/20/28		4,280	4,453,491
4.38%, 01/12/48(a)	USD	6,475	4,906,596
Leonardo US Holdings, Inc.(a):
7.38%, 07/15/39		676	784,160
6.25%, 01/15/40		478	499,510
Sisal Group SpA, 7.00%, 07/31/23	EUR	5,873	7,006,167
Snaitech SpA, 6.38%, 11/07/21		960	1,156,406

Security		Par (000)	Value
Italy (continued)
Telecom Italia Capital SA:
7.18%, 06/18/19	USD	1,470	$1,495,725
6.38%, 11/15/33		3,455	3,385,900
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	1,501	2,396,499
Telecom Italia SpA:
1.13%, 03/26/22(i)		14,400	16,098,272
3.25%, 01/16/23		1,894	2,307,085
5.88%, 05/19/23	GBP	800	1,137,643
3.63%, 01/19/24	EUR	709	872,358
5.30%, 05/30/24(a)	USD	3,782	3,682,722
2.88%, 01/28/26	EUR	1,440	1,664,636
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%(b)(j)		1,415	1,642,363
(EUR Swap Annual 5 Year + 9.30%), 9.25%(b)(j)		15,836	20,478,759
6.95%, 10/31/22		3,329	4,443,963
(EUR Swap Annual 5 Year + 6.39%), 6.62%(b)(j)		14,670	16,819,696
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(b)		4,106	5,044,564
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(b)		2,655	3,173,277
(USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(a)(b)	USD	2,450	2,184,366
Wind Tre SpA:
2.63%, 01/20/23	EUR	1,120	1,225,620
2.75%, 01/20/24		510	552,504
3.13%, 01/20/25		2,055	2,177,783

			234,189,940
Jamaica — 0.0%
Digicel Group Ltd., 7.13%, 04/01/22(a)	USD	4,914	3,218,670

Japan — 0.6%
ANA Holdings, Inc.(i)(l):
0.00%, 09/16/22	JPY	70,000	623,790
0.00%, 09/19/24		540,000	4,818,034
Chugoku Electric Power Co., Inc. (The), 0.00%, 01/25/22(i)(l)		240,000	2,320,894
Daio Paper Corp., 0.00%, 09/17/20(i)(l)		1,540,000	15,265,138
Ezaki Glico Co. Ltd., 0.00%, 01/30/24(i)(l)		120,000	1,086,517
HIS Co. Ltd.(i)(l):
0.00%, 08/30/19		120,000	1,071,994
0.00%, 11/15/24		1,500,000	13,762,982
Hosiden Corp., 0.00%, 09/20/24(i)(l)		290,000	2,530,034
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20(i)(l)		940,000	8,335,240
Kansai Paint Co. Ltd.(i)(l):
0.00%, 06/17/19		880,000	7,735,434
0.00%, 06/17/22		750,000	6,625,704
Kyushu Electric Power Co., Inc., 0.00%, 03/31/22(i)(l)		250,000	2,346,088
LINE Corp., 0.00%, 09/19/25(i)(l)		750,000	6,617,453
LIXIL Group Corp.(i)(l):
0.00%, 03/04/20		840,000	7,324,679
0.00%, 03/04/22		370,000	3,219,833
Mitsubishi Chemical Holdings Corp.(i)(l):
0.00%, 03/30/22		1,560,000	14,605,263
0.00%, 03/29/24		420,000	4,015,358
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21	USD	4,940	4,943,856
3.76%, 07/26/23		15,000	14,922,825
Mitsubishi UFJ Trust & Banking Corp., 2.45%, 10/16/19(a)		5,164	5,136,373
Mitsui OSK Lines Ltd., 0.00%, 04/24/20(i)(l)		4,100	3,900,264
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24(i)(l)	JPY	670,000	6,488,008
Resorttrust, Inc., 0.00%, 12/01/21(i)(l)		730,000	6,352,645
Sapporo Holdings Ltd., 0.00%, 04/27/21(i)(l)		140,000	1,221,396
SBI Holdings, Inc., 0.00%, 09/13/23(i)(l)		1,140,000	12,058,896

21

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Japan (continued)
Shimizu Corp., 0.00%, 10/16/20(i)(l)	JPY	500,000	$4,614,065
Shizuoka Bank Ltd. (The), (LIBOR USD 3 Month - 0.50%), 1.84%, 01/25/23(b)(i)	USD	1,900	1,900,000
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	3,418	4,174,432
4.75%, 09/19/24	USD	510	495,313
4.75%, 07/30/25	EUR	1,607	1,949,769
5.00%, 04/15/28		3,900	4,511,296
T&D Holdings, Inc., 0.00%, 06/05/20(i)(l)	JPY	780,000	6,916,476
Takashimaya Co. Ltd., 0.00%, 12/11/18(i)(l)		520,000	4,594,284
Tohoku Electric Power Co., Inc.(i)(l):
0.00%, 12/03/18		170,000	1,486,864
0.00%, 12/03/20		1,070,000	9,370,270
Transcosmos, Inc., 0.00%, 12/22/20(i)(l)		420,000	3,742,739
Yamaguchi Financial Group, Inc., (LIBOR USD 3 Month - 0.50%), 1.87%, 03/26/20(b)(i)	USD	10,200	10,263,750

			211,347,956
Jersey — 0.0%
LHC3 plc, 4.12% ( 4.12% Cash or 9.00% PIK), 08/15/24(k)	EUR	3,530	4,086,680

Kuwait — 0.0%
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi 5 Year + 4.17%), 7.25%(b)(j)	USD	14,200	14,200,000

Luxembourg — 0.3%
Altice Financing SA(a):
6.63%, 02/15/23		4,664	4,698,980
7.50%, 05/15/26		13,970	13,620,750
Altice Finco SA:
7.63%, 02/15/25(a)		5,400	4,860,000
4.75%, 01/15/28	EUR	6,030	5,907,555
Altice Luxembourg SA, 7.75%, 05/15/22(a)	USD	6,293	6,112,076
ArcelorMittal:
2.88%, 07/06/20	EUR	7,368	8,961,251
5.25%, 08/05/20	USD	570	586,799
3.00%, 04/09/21	EUR	2,525	3,107,328
ARD Finance SA, 6.63% ( 6.63% Cash or 7.38% PIK), 09/15/23(k)		700	837,255
DEA Finance SA, 7.50%, 10/15/22		2,355	2,923,266
Dragon Aviation Finance Luxembourg SA, Series 1401, 4.00%, 11/28/22	USD	12,261	11,971,403
Garfunkelux Holdco 3 SA, (EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(b)	EUR	1,040	1,074,426
Gilex Holding SARL, 8.50%, 05/02/23(a)	USD	13,571	14,063,084
INEOS Finance plc, 4.00%, 05/01/23	EUR	2,031	2,406,339
INEOS Group Holdings SA, 5.38%, 08/01/24		1,400	1,708,710
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)	USD	6,462	6,429,690
Intelsat Jackson Holdings SA:
7.50%, 04/01/21		17,643	17,863,538
8.00%, 02/15/24(a)		420	442,050
Matterhorn Telecom SA:
3.88%, 05/01/22	EUR	1,800	2,128,867
(EURIBOR 3 Month + 3.25%), 3.25%, 02/01/23(b)		213	247,736
SES SA, (EUR Swap Annual 5 Year + 4.66%), 4.62%(b)(j)		5,500	6,625,242
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27		3,461	4,345,073
WFS Global Holding SAS, 9.50%, 07/15/22		2,253	2,740,098

			123,661,516
Macau — 0.0%
Sands China Ltd., 5.40%, 08/08/28	USD	10,200	10,141,197

Security		Par (000)	Value
Malaysia — 0.1%
1MDB Energy Ltd., 5.99%, 05/11/22	USD	11,400	$11,599,500
Cindai Capital Ltd., 0.00%, 02/08/23(i)(l)		25,238	23,174,793
Gohl Capital Ltd., 4.25%, 01/24/27		9,682	9,228,739
Press Metal Labuan Ltd., 4.80%, 10/30/22		2,846	2,707,215

			46,710,247
Mexico — 0.3%
Alpha Holding SA de CV, 10.00%, 12/19/22(a)		3,148	2,727,821
Axtel SAB de CV:
6.38%, 11/14/24(a)		14,590	14,480,575
6.38%, 11/14/24		5,210	5,170,925
Cydsa SAB de CV:
6.25%, 10/04/27(a)		15,286	14,521,700
6.25%, 10/04/27		3,176	3,017,200
Docuformas SAPI de CV, 9.25%, 10/11/22(a)		5,000	4,481,250
Grupo Bimbo SAB de CV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%(a)(b)(j)		7,958	7,958,000
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)		17,892	17,064,495
Mexichem SAB de CV, 5.50%, 01/15/48(a)		7,585	6,978,200
Trust F/1401, 6.95%, 01/30/44		5,000	5,125,000
Unifin Financiera SAB de CV SOFOM ENR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%(a)(b)(j)		10,000	9,300,000

			90,825,166
Mongolia — 0.0%(o)
Energy Resources LLC, 8.00%, 09/30/22		1,490	1,430,098
Netherlands — 0.7%
ABN AMRO Bank NV:
(EUR Swap Annual 5 Year + 5.45%), 5.75%(b)(j)	EUR	3,000	3,686,183
6.38%, 04/27/21		7,368	9,856,714
(EUR Swap Annual 5 Year + 3.90%), 4.75%(b)(j)		9,000	10,109,843
Cooperatieve Rabobank UA(b)(j):
(EUR Swap Annual 5 Year + 5.25%), 5.50%		2,242	2,739,996
(EUR Swap Annual 5 Year + 6.70%), 6.62%		1,800	2,318,587
(EUR Swap Annual 5 Year + 4.10%), 4.62%		10,200	11,964,926
Heineken NV, 1.25%, 09/10/21		1,440	1,717,642
ING Groep NV:
6.00%(b)(j)	USD	7,635	7,615,149
4.10%, 10/02/23		9,560	9,567,123
(USD Swap Semi 5 Year + 1.94%), 4.70%, 03/22/28(b)		10,100	9,991,607
2.00%, 09/20/28	EUR	15,400	17,895,136
4.55%, 10/02/28	USD	10,000	9,952,630
(EUR Swap Annual 5 Year + 1.35%), 2.00%, 03/22/30(b)	EUR	7,200	8,188,314
InterXion Holding NV:
4.75%, 06/15/25		2,219	2,700,809
Koninklijke Ahold Delhaize NV, (EURIBOR 3 Month + 0.18%), 0.00%, 03/19/21(b)		1,460	1,696,445
Koninklijke KPN NV, (GBP Swap 5 Year + 5.51%), 6.88%, 03/14/73(b)	GBP	890	1,228,177
Lincoln Finance Ltd., 6.88%, 04/15/21	EUR	1,425	1,712,371
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(b)(j)		4,250	5,199,335
NXP BV:
4.13%, 06/15/20(a)	USD	3,168	3,187,800
4.13%, 06/15/20		350	352,187
4.13%, 06/01/21(a)		36,750	36,710,310
4.63%, 06/15/22(a)		350	353,063
3.88%, 09/01/22(a)		23,054	22,823,460
OCI NV, 5.00%, 04/15/23	EUR	1,442	1,764,140
Shell International Finance BV, 2.25%, 11/10/20	USD	7,155	7,046,745

22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Netherlands (continued)
Starfruit Finco BV, 6.50%, 10/01/26	EUR	1,825	$2,140,317
United Group BV:
4.38%, 07/01/22		4,934	5,886,667
(EURIBOR 3 Month + 4.38%), 4.38%, 07/01/23(b)		2,717	3,170,346
4.88%, 07/01/24		1,434	1,711,065
UPC Holding BV:
5.50%, 01/15/28(a)		7,651	7,261,335
3.88%, 06/15/29		8,120	9,208,531
UPCB Finance IV Ltd., 4.00%, 01/15/27		2,349	2,812,867
UPCB Finance VII Ltd., 3.63%, 06/15/29		780	901,091
Ziggo Bond Co. BV, 7.13%, 05/15/24		810	1,005,031
Ziggo BV:
4.25%, 01/15/27		2,480	2,873,161
5.50%, 01/15/27(a)	USD	29,094	27,297,446

			254,646,549
Norway — 0.0%
DNB Bank ASA(b)(j):
(USD Swap Semi 5 Year + 4.08%), 5.75%		1,600	1,600,039
(USD Swap Semi 5 Year + 5.08%), 6.50%		1,375	1,407,788
SpareBank 1 SMN, 0.75%, 06/08/21	EUR	2,240	2,633,053

			5,640,880
Peru — 0.1%(a)
Inkia Energy Ltd., 5.88%, 11/09/27	USD	7,585	7,186,787
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27		10,000	9,162,500

			16,349,287
Philippines — 0.0%
Royal Capital BV(j):
5.88%	USD	5,004	4,672,485
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(b)		1,849	1,731,200
VLL International, Inc., 5.75%, 11/28/24		4,445	4,128,427

			10,532,112
Portugal — 0.0%
Banco Espirito Santo SA(m):
2.63%, 05/08/17	EUR	6,100	2,124,722
4.75%, 01/15/18		15,500	5,173,929
4.00%, 01/21/19		19,000	6,507,685

			13,806,336
Singapore — 0.1%
Mulhacen Pte. Ltd., 6.50% ( 6.50% Cash or 7.25% PIK), 08/01/23(k)	EUR	12,694	14,689,732
Puma International Financing SA, 5.00%, 01/24/26(a)	USD	16,356	13,698,150
Suntec REIT, 1.75%, 11/30/24(i)	SGD	14,250	10,152,884
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%(b)(j)	USD	10,261	9,632,514

			48,173,280
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	540	647,406

South Korea — 0.2%
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(b)	USD	5,789	5,159,446
Kakao Corp., Series 11, 0.00%, 05/11/21(i)(l)	KRW	5,200,000	5,088,892
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%, 05/21/48(b)	USD	9,300	8,984,602
LG Chem Ltd., 0.00%, 04/16/21(i)(l)	EUR	3,300	3,927,251

Security		Par (000)	Value
South Korea (continued)
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(b)(j)	USD	9,100	$9,063,600
Woori Bank:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%(b)(j)		17,375	16,979,719
5.13%, 08/06/28		6,200	6,244,185

			55,447,695
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA(b)(j):
(EUR Swap Annual 5 Year + 6.16%), 7.00%	EUR	400	472,938
(EUR Swap Annual 5 Year + 9.18%), 8.88%		15,800	20,500,079
Banco de Sabadell SA:
(EUR Swap Annual 5 Year + 6.41%), 6.50%(b)(j)		6,200	7,256,847
0.88%, 03/05/23		7,600	8,625,458
5.63%, 05/06/26		8,600	11,392,360
Banco Santander SA(b)(j):
(EUR Swap Annual 5 Year + 5.41%), 6.25%		1,000	1,168,655
(EUR Swap Annual 5 Year + 6.80%), 6.75%		8,400	10,508,663
(EUR Swap Annual 5 Year + 4.10%), 4.75%		24,400	25,406,910
Bankia SA(b):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(j)		14,200	16,672,882
(EUR Swap Annual 5 Year + 6.22%), 6.38%(j)		7,600	8,956,340
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24		3,500	4,140,933
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/27		2,000	2,400,527
CaixaBank SA(b):
(EUR Swap Annual 5 Year + 6.50%), 6.75%(j)		12,600	15,787,221
(EUR Swap Annual 5 Year + 4.50%), 5.25%(j)		3,200	3,450,640
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 02/15/27		400	490,434
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28		1,600	1,885,434
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21		1,629	1,779,042
7.63%, 11/01/21(a)	USD	6,248	5,712,871
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	1,445	1,674,043
Gas Natural Fenosa Finance BV(b)(j):
(EUR Swap Annual 8 Year + 3.35%), 4.13%		3,300	4,023,192
(EUR Swap Annual 9 Year + 3.08%), 3.38%		4,300	4,973,793
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25		1,400	1,567,475
2.50%, 11/28/29		1,800	2,029,701
LHMC Finco SARL, 6.25%, 12/20/23		936	1,123,420
Mapfre SA, (EURIBOR 3 Month + 4.30%), 4.13%, 09/07/48(b)		4,100	4,748,128
NH Hotel Group SA, 3.75%, 10/01/23		978	1,186,525
Repsol International Finance BV(b):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(j)		8,150	9,970,488
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		2,147	2,673,361
Telefonica Europe BV(b)(j):
(EUR Swap Annual 5 Year + 3.81%), 4.20%		12,000	14,371,477
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	1,400	1,953,223
(EUR Swap Annual 8 Year + 5.59%), 7.63%	EUR	1,700	2,282,935
(EUR Swap Annual 5 Year + 3.86%), 3.75%		3,600	4,274,870
(EUR Swap Annual 10 Year + 4.30%), 5.88%		6,400	8,197,050
(EUR Swap Annual 5 Year + 2.33%), 2.63%		1,400	1,548,839
Tendam Brands SAU, 5.00%, 09/15/24		1,643	1,807,456

			215,014,210

23

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Sweden — 0.1%
Akelius Residential Property AB, (EUR Swap Annual 5 Year + 3.49%), 3.88%, 10/05/78(b)	EUR	750	$870,335
Intrum AB:
2.75%, 07/15/22		2,693	3,026,306
3.13%, 07/15/24		351	385,868
Nordea Bank AB(a):
2.50%, 09/17/20	USD	7,230	7,118,836
(USD Swap Semi 5 Year + 1.69%), 4.62%, 09/13/33(b)		11,030	10,906,597
Swedbank AB(b)(j):
(USD Swap Semi 5 Year + 3.77%), 5.50%		1,600	1,600,000
(USD Swap Semi 5 Year + 4.11%), 6.00%		1,200	1,214,064
Telia Co. AB, 4.75%, 11/16/21	EUR	6,000	7,931,265
Unilabs Subholding AB, 5.75%, 05/15/25		1,581	1,790,891
Verisure Holding AB, 6.00%, 11/01/22		396	475,592
Verisure Midholding AB, 5.75%, 12/01/23		1,090	1,283,098
Volvo Car AB, 2.00%, 01/24/25		6,800	7,725,789

			44,328,641
Switzerland — 0.4%
Credit Suisse AG:
4.38%, 08/05/20	USD	7,865	8,006,947
6.50%, 08/08/23		11,195	11,951,782
Credit Suisse Group AG(b):
(USD Swap Semi 5 Year + 5.11%), 7.13%(j)		12,985	13,309,625
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)(j)		23,200	23,867,000
(USD Swap Semi 5 Year + 4.60%), 7.50%(j)		900	925,875
(USD Swap Semi 5 Year + 4.60%), 7.50%(j)		5,400	5,683,176
(USD Swap Semi 5 Year + 4.33%), 7.25%(a)(j)		3,650	3,663,688
(LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/29(a)		22,450	21,110,336
(USD Swap Semi 5 Year + 3.46%), 6.25%(j)		6,100	6,016,125
EFG International Guernsey Ltd., (USD Swap Semi 5 Year + 2.98%), 5.00%, 04/05/27(b)		6,300	6,158,206
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG, (EURIBOR 3 Month + 3.65%), 3.38%, 09/29/47(b)	EUR	6,425	7,567,912
Schmolz+Bickenbach Luxembourg Finance SA, 5.63%, 07/15/22		545	658,051
UBS AG:
(EURIBOR 3 Month + 0.50%), 0.18%, 04/23/21(b)		4,075	4,756,865
0.25%, 01/10/22		7,470	8,641,248
UBS Group Funding Switzerland AG:
(USD Swap Rate 5 Year + 5.50%), 6.87%(b)(j)	USD	1,600	1,647,056
(USD Swap Semi 5 Year + 5.88%), 7.13%(b)(j)		1,460	1,531,149
(EUR Swap Annual 5 Year + 5.29%), 5.75%(b)(j)	EUR	2,789	3,586,272
(USD Swap Semi 5 Year + 2.43%), 5.00%(b)(j)	USD	6,325	5,581,812
3.49%, 05/23/23(a)		3,665	3,591,185
(USD Swap Semi 5 Year + 4.87%), 7.00%(b)(j)		1,245	1,321,762

			139,576,072
Taiwan — 0.1%(i)(l)
Bizlink Holding, Inc., 0.00%, 02/01/23		7,750	7,604,688
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22		6,400	6,096,000
Neo Solar Power Corp., Series 3, 0.00%, 10/27/19		6,700	6,557,625
Zhen Ding Technology Holding Ltd., 0.00%, 06/26/19		5,800	5,820,300

			26,078,613

Security		Par (000)	Value
Thailand — 0.1%
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%(b)(j)	USD	9,400	$9,061,596
Singha Estate PCL, 2.00%, 07/20/22(i)		9,700	9,463,033

			18,524,629
Turkey — 0.0%(a)
Petkim Petrokimya Holding A/S, 5.88%, 01/26/23		8,824	8,084,990
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27		6,800	6,153,875

			14,238,865
United Kingdom — 1.8%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	108	144,863
2.75%, 07/31/23		7,535	9,111,759
4.88%, 07/31/24		1,425	1,857,880
Ardonagh Midco 3 plc, 8.38%, 07/15/23		3,744	4,734,508
Arqiva Broadcast Finance plc, 6.75%, 09/30/23		938	1,251,626
Arrow Global Finance plc:
5.13%, 09/15/24		3,225	3,888,088
(EURIBOR 3 Month + 2.88%), 2.88%, 04/01/25(b)	EUR	847	919,350
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(b)		522	585,704
Ashtead Capital, Inc.(a):
5.63%, 10/01/24	USD	5,491	5,690,049
4.13%, 08/15/25		2,606	2,475,700
5.25%, 08/01/26		870	878,917
4.38%, 08/15/27		750	712,500
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	675	891,227
Barclays Bank plc, 2.65%, 01/11/21	USD	7,230	7,087,839
Barclays plc:
(EUR Swap Annual 5 Year + 6.75%), 8.00%(b)(j)	EUR	9,400	12,023,636
1.88%, 03/23/21		7,368	8,841,298
(USD Swap Semi 5 Year + 6.77%), 7.88%(b)(j)	USD	725	749,469
(GBP Swap 5 Year + 6.46%), 7.25%(b)(j)	GBP	4,870	6,554,501
(USD Swap Semi 5 Year + 4.84%), 7.75%(b)(j)	USD	17,500	17,543,750
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(b)	EUR	1,000	1,176,109
4.84%, 05/09/28	USD	17,985	16,886,139
BAT Capital Corp.:
(EURIBOR 3 Month + 0.50%), 0.18%, 08/16/21(b)	EUR	1,460	1,695,682
2.76%, 08/15/22(a)	USD	10,823	10,428,398
BAT International Finance plc, 4.00%, 07/07/20	EUR	400	496,495
Boparan Finance plc:
4.38%, 07/15/21		2,010	2,137,539
5.50%, 07/15/21	GBP	1,597	1,899,083
BP Capital Markets plc:
1.68%, 05/03/19	USD	6,608	6,569,829
2.24%, 05/10/19		1,230	1,226,973
Bracken MidCo1 plc, 0.00% ( 0.00% Cash or 10.38% PIK), 10/15/23(k)	GBP	1,211	1,567,795
Cabot Financial Luxembourg SA:
6.50%, 04/01/21		500	651,700
7.50%, 10/01/23		3,986	5,065,323
Centrica plc, (EUR Swap Annual 5 Year + 2.69%), 3.00%, 04/10/76(b)	EUR	8,709	10,339,702
Channel Link Enterprises Finance plc(b):
Series A7, (EURIBOR 6 Month + 5.55%), 1.76%, 06/30/50		6,525	7,642,663
Series A8, (EURIBOR 6 Month + 5.90%), 2.71%, 06/30/50		4,400	5,190,286

24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United Kingdom (continued)
Series A5, (LIBOR GBP 6 Month + 5.78%), 3.04%, 06/30/50	GBP	3,075	$3,916,237
Coca-Cola European Partners plc, (EURIBOR 3 Month + 0.18%), 0.00%, 11/16/21(b)	EUR	2,380	2,763,023
Cognita Financing plc, 7.75%, 08/15/21	GBP	684	909,356
Coventry Building Society, (GBP Swap 5 Year + 4.11%), 6.37%(b)(j)		770	1,022,410
CPUK Finance Ltd.:
4.25%, 08/28/22		8,916	11,609,795
4.88%, 08/28/25		612	794,682
Diageo Finance plc, 0.00%, 11/17/20	EUR	1,440	1,670,014
Dignity Finance plc:
Series A, 3.55%, 12/31/34	GBP	2,089	2,858,897
Series B, 4.70%, 12/31/49		485	591,562
EC Finance plc:
2.38%, 11/15/22	EUR	2,022	2,347,657
EI Group plc:
6.38%, 02/15/22	GBP	1,820	2,457,307
6.00%, 10/06/23		6,106	8,604,628
Experian Finance plc, 4.75%, 02/04/20	EUR	1,500	1,852,867
Fiat Chrysler Automobiles NV:
4.50%, 04/15/20	USD	1,591	1,598,955
3.75%, 03/29/24	EUR	2,030	2,565,096
Fiat Chrysler Finance Europe SA:
6.75%, 10/14/19		920	1,139,733
4.75%, 07/15/22		2,312	3,019,891
GKN Holdings Ltd., 3.38%, 05/12/32	GBP	10,200	13,095,259
GlaxoSmithKline Capital plc:
0.63%, 12/02/19	EUR	1,500	1,756,377
0.00%, 09/12/20		1,800	2,089,618
Greene King Finance plc:
Series A5, (LIBOR GBP 3 Month + 2.50%), 3.30%, 12/15/33(b)	GBP	25,657	33,441,635
Series A6, 4.06%, 03/15/35		4,516	6,182,240
HBOS Capital Funding LP, 6.85%(j)	USD	7,996	8,091,952
HSBC Holdings plc:
(USD Swap Rate 5 Year + 3.63%), 5.63%(b)(j)		600	597,000
(EUR Swap Annual 5 Year + 4.38%), 5.25%(b)(j)	EUR	1,900	2,327,413
(USD Swap Rate 5 Year + 3.45%), 6.25%(b)(j)	USD	3,150	3,138,188
3.60%, 05/25/23		3,665	3,628,547
(USD Swap Rate 5 Year + 3.71%), 6.37%(b)(j)		3,100	3,073,774
(USD Swap Rate 5 Year + 4.37%), 6.38%(b)(j)		770	763,262
(LIBOR USD 3 Month + 1.35%), 4.29%, 09/12/26(b)		59,595	59,009,467
(GBP Swap 5 Year + 4.28%), 5.88%(b)(j)	GBP	1,010	1,319,725
(USD Swap Rate 5 Year + 3.61%), 6.50%(b)(j)	USD	1,600	1,544,000
(EUR Swap Annual 5 Year + 3.84%), 4.75%(b)(j)	EUR	1,300	1,470,061
Imperial Brands Finance plc, 0.50%, 07/27/21		1,000	1,165,404
Jaguar Land Rover Automotive plc, 4.50%, 01/15/26		700	793,376
Jerrold Finco plc:
6.25%, 09/15/21	GBP	3,269	4,367,335
6.13%, 01/15/24		4,034	5,283,553
Ladbrokes Group Finance plc, 5.13%, 09/08/23		2,210	3,027,328
Leeds Building Society, 2.63%, 04/01/21	EUR	873	1,065,928
Lloyds Bank plc, 1.00%, 11/19/21		26,111	31,029,576
Lloyds Banking Group plc, 4.34%, 01/09/48	USD	4,950	4,303,026
Matalan Finance plc, 6.75%, 01/31/23	GBP	1,020	1,172,258
Mitchells & Butlers Finance plc, Series D1, (LIBOR GBP 3 Month + 2.13%), 2.92%, 06/15/36(b)		2,225	2,247,692
National Westminster Bank plc, Series C, (LIBID USD 3 Month + 0.25%), 2.63%(b)(j)	USD	4,300	3,482,828
Neptune Energy Bondco plc, 6.63%, 05/15/25(a)		7,325	7,297,531

Security		Par (000)	Value
United Kingdom (continued)
Pinnacle Bidco plc:
6.38%, 02/15/25	GBP	4,597	$6,156,263
PT Jersey Ltd., 0.50%, 11/19/19(i)	EUR	2,900	3,289,280
Rentokil Initial plc, 3.25%, 10/07/21		500	626,751
Reynolds American, Inc., 4.45%, 06/12/25	USD	29,390	29,606,594
Royal Bank of Scotland Group plc(b)(j):
(USD Swap Semi 5 Year + 5.80%), 7.50%		1,043	1,067,771
(USD Swap Semi 5 Year + 7.60%), 8.63%		14,830	15,886,638
(USD Swap Semi 5 Year + 5.72%), 8.00%		4,800	5,085,024
Santander UK Group Holdings plc, (GBP Swap 5 Year + 5.54%), 7.38%(b)(j)	GBP	1,300	1,777,870
Shop Direct Funding plc:
7.75%, 11/15/22		5,580	6,363,261
Spirit Issuer plc, Series A2, (LIBOR GBP 3 Month + 2.70%), 3.50%, 12/28/31(b)		14,430	18,243,989
Standard Chartered plc, 1.63%, 06/13/21	EUR	7,368	8,869,443
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22	GBP	1,175	1,510,437
(LIBOR GBP 3 Month + 4.38%), 5.17%, 03/15/22(b)		550	709,098
Synlab Bondco plc, 6.25%, 07/01/22	EUR	1,298	1,557,936
Synlab Unsecured Bondco plc, 8.25%, 07/01/23		403	498,644
Tesco plc:
5.00%, 03/24/23	GBP	700	1,000,180
5.13%, 04/10/47	EUR	900	1,332,491
Tesco Property Finance 1 plc, 7.62%, 07/13/39	GBP	3,246	5,576,597
Tesco Property Finance 3 plc, 5.74%, 04/13/40		6,916	10,273,839
Tesco Property Finance 4 plc, 5.80%, 10/13/40		3,260	4,880,269
Tullow Oil Jersey Ltd., 6.63%, 07/12/21(i)	USD	6,200	8,084,800
Unilever NV, 1.75%, 08/05/20	EUR	838	1,005,503
Unique Pub Finance Co. plc (The):
Series M, 7.40%, 03/28/24	GBP	14,699	21,096,481
Series N, 6.46%, 03/30/32		20,289	25,422,251
Virgin Media Finance plc:
6.38%, 10/15/24		1,200	1,622,670
4.50%, 01/15/25	EUR	1,000	1,187,081
Virgin Media Receivables Financing Notes I DAC:
5.50%, 09/15/24	GBP	2,527	3,301,919
Virgin Media Secured Finance plc:
5.13%, 01/15/25		500	666,689
5.50%, 01/15/25		1,656	2,212,391
4.88%, 01/15/27		1,854	2,375,278
6.25%, 03/28/29		2,378	3,244,851
Vodafone Group plc:
0.00%, 11/26/20(i)(l)		7,600	9,514,559
3.75%, 01/16/24	USD	26,296	25,998,022
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78(b)	EUR	1,750	2,023,934
(GBP Swap 5 Year + 3.27%), 5.25%, 10/03/78(b)	GBP	575	746,644
(USD Swap Semi 5 Year + 3.05%), 6.50%, 10/03/78(b)	USD	3,200	3,188,211
Vue International Bidco plc, 7.88%, 07/15/20	GBP	2,104	2,749,209
Wellcome Trust Ltd. (The), 2.52%, 02/07/2118		1,854	2,153,540

			656,309,251
United States — 16.7%
3M Co., (EURIBOR 3 Month + 0.23%), 0.00%, 05/15/20(b)	EUR	3,110	3,625,800
Abbott Ireland Financing DAC:
0.00%, 09/27/20		5,500	6,377,193
0.88%, 09/27/23		5,475	6,360,817
1.50%, 09/27/26		5,585	6,466,502
Abbott Laboratories, 2.80%, 09/15/20	USD	7,205	7,135,427

25

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
AbbVie, Inc.:
3.38%, 11/14/21	USD	7,745	$7,734,396
3.75%, 11/14/23		12,030	11,983,214
4.25%, 11/14/28		24,600	24,321,843
4.88%, 11/14/48		25,445	25,035,103
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	8,387	9,062,902
AHS Hospital Corp., 5.02%, 07/01/45	USD	3,780	4,205,685
Air Lease Corp., 3.50%, 01/15/22		9,825	9,753,644
Aircastle Ltd., 4.40%, 09/25/23		7,390	7,390,986
Allergan Finance LLC, 3.25%, 10/01/22		7,185	7,054,428
Allergan Funding SCS, 3.45%, 03/15/22		7,182	7,133,864
Ally Financial, Inc., 3.25%, 11/05/18		416	415,834
Altice US Finance I Corp., 5.38%, 07/15/23(a)		15,650	15,826,062
Ambac Assurance Corp., 5.10%, 06/07/20(a)		1,407	1,917,603
American Airlines Group, Inc.:
5.50%, 10/01/19(a)		838	849,522
4.63%, 03/01/20(a)		10,610	10,649,788
5.18%, 08/15/23		3,844	3,844,000
American Airlines, Inc., 5.18%, 10/15/23		4,019	4,019,000
American Tower Corp., 5.00%, 02/15/24		15,280	15,977,785
Amgen, Inc., 3.63%, 05/15/22		10,821	10,877,288
Anadarko Petroleum Corp., 4.85%, 03/15/21		8,355	8,586,412
Analog Devices, Inc., 2.95%, 01/12/21		7,213	7,149,892
Andeavor Logistics LP:
5.50%, 10/15/19		2,063	2,101,722
6.25%, 10/15/22		10,000	10,275,000
6.38%, 05/01/24		556	589,360
5.25%, 01/15/25		11,144	11,413,462
Antero Resources Corp.:
5.38%, 11/01/21		8,689	8,800,219
5.13%, 12/01/22		8,148	8,274,294
5.63%, 06/01/23		6,052	6,195,735
5.00%, 03/01/25		3,105	3,128,288
Apache Corp., 4.38%, 10/15/28		6,325	6,203,375
Arconic, Inc.:
6.15%, 08/15/20		11,974	12,423,025
5.40%, 04/15/21		838	862,093
5.87%, 02/23/22		5,380	5,622,100
5.90%, 02/01/27		26,394	26,858,798
Ares Capital Corp., 4.25%, 03/01/25		20,835	19,977,827
ARI Investments LLC, (LIBOR USD 1 Month + 2.90%), 5.02%, 01/06/25(b)(c)		8,622	8,621,955
Ashton Woods USA LLC, 6.88%, 02/15/21(a)		11,328	11,412,960
AT&T, Inc.:
(EURIBOR 3 Month + 0.58%), 0.26%, 06/04/19(b)	EUR	920	1,071,370
5.88%, 10/01/19	USD	8,129	8,359,530
(EURIBOR 3 Month + 0.40%), 0.08%, 08/03/20(b)	EUR	8,700	10,125,883
(LIBOR USD 3 Month + 1.18%), 3.51%, 06/12/24(b)	USD	18,285	18,367,283
4.55%, 03/09/49		26,890	23,597,824
5.15%, 02/15/50(a)		12,590	11,940,510
Avantor, Inc.(a):
6.00%, 10/01/24		6,830	6,932,450
9.00%, 10/01/25		2,890	2,983,925
Aviation Capital Group LLC, 3.88%, 05/01/23(a)		18,995	18,795,389
Avis Budget Finance plc, 4.75%, 01/30/26	EUR	8,298	9,634,393
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25		470	562,086
Banff Merger Sub, Inc., 8.38%, 09/01/26		7,980	9,334,112
Bank of America Corp.:
Series L, 2.65%, 04/01/19	USD	7,200	7,200,517
2.15%, 11/09/20		7,185	7,031,091
2.63%, 04/19/21		14,427	14,195,403

Security		Par (000)	Value
United States (continued)
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(b)	USD	29,720	$29,076,661
(EURIBOR 3 Month + 0.83%), 0.74%, 02/07/22(b)	EUR	29,583	34,690,540
(EURIBOR 3 Month + 0.78%), 0.46%, 05/04/23(b)		1,460	1,705,626
(LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/24(b)	USD	35,485	35,484,807
4.45%, 03/03/26		35,770	35,813,145
4.25%, 10/22/26		9,110	9,005,595
Series L, 4.18%, 11/25/27		30,765	30,027,621
(LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/29(b)		50,640	49,409,930
(LIBOR USD 3 Month + 1.31%), 4.27%, 07/23/29(b)		59,995	59,922,658
Bank of New York Mellon Corp. (The), 3.50%, 04/28/23		18,710	18,665,548
Bausch Health Cos, Inc.:
7.50%, 07/15/21(a)		36,939	37,631,606
5.63%, 12/01/21(a)		16,323	16,261,789
6.50%, 03/15/22(a)		13,238	13,767,520
4.50%, 05/15/23	EUR	144	165,014
5.88%, 05/15/23(a)	USD	3,890	3,792,750
7.00%, 03/15/24(a)		11,761	12,425,497
5.50%, 11/01/25(a)		3,574	3,574,000
9.00%, 12/15/25(a)		5,905	6,355,256
Baylor Scott & White Holdings, 4.19%, 11/15/45		6,325	6,222,046
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		366	378,810
Beazer Homes USA, Inc., 8.75%, 03/15/22		9,568	10,118,160
Becton Dickinson and Co.:
2.68%, 12/15/19		7,213	7,172,511
3.13%, 11/08/21		1,155	1,136,653
Belden, Inc.:
2.88%, 09/15/25	EUR	920	1,059,952
4.13%, 10/15/26		810	996,877
Biogen, Inc., 3.63%, 09/15/22	USD	3,600	3,608,638
BlueLine Rental Finance Corp., 9.25%, 03/15/24(a)		7,548	7,934,835
Boston University, Series CC, 4.06%, 10/01/48		6,662	6,605,328
Boyd Gaming Corp., 6.88%, 05/15/23		17,278	18,150,539
Brinker International, Inc., 5.00%, 10/01/24(a)		13,057	12,338,865
Bristow Group, Inc., 8.75%, 03/01/23(a)		19,315	18,880,412
Broadcom Corp.:
2.38%, 01/15/20		32,860	32,474,472
2.20%, 01/15/21		10,914	10,574,859
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		17,740	18,272,200
BWAY Holding Co.:
4.75%, 04/15/24	EUR	2,240	2,665,771
5.50%, 04/15/24(a)	USD	14,877	14,635,249
Callon Petroleum Co., 6.13%, 10/01/24		7,880	8,017,900
Calpine Corp.:
6.00%, 01/15/22(a)		7,520	7,576,400
5.38%, 01/15/23		8,090	7,645,050
5.88%, 01/15/24(a)		6,720	6,770,400
Campbell Soup Co., 3.30%, 03/15/21		3,575	3,540,964
Capital One Bank USA NA, 2.25%, 02/13/19		4,055	4,047,135
Capital One NA, 2.95%, 07/23/21		2,726	2,684,649
Cargill, Inc., 1.88%, 09/04/19	EUR	1,500	1,772,993
Carlson Travel, Inc.(a):
6.75%, 12/15/23	USD	11,776	11,820,160
9.50%, 12/15/24		575	554,875
Carnival Corp., 3.95%, 10/15/20		8,291	8,409,673
Carpenter Technology Corp., 4.45%, 03/01/23		12,790	12,645,836
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20		4,648	4,648,000
Caterpillar Financial Services Corp.:
1.90%, 03/22/19		7,213	7,187,939
2.25%, 12/01/19		1,489	1,478,650
1.70%, 08/09/21		5,711	5,479,337
3.15%, 09/07/21		5,190	5,183,890
Caterpillar International Finance DAC, 0.75%, 10/13/20	EUR	600	707,950
Catholic Health Initiatives, 4.35%, 11/01/42	USD	4,455	4,014,090
CCO Holdings LLC:
5.25%, 09/30/22		19,583	19,797,140
5.13%, 02/15/23		847	850,176
5.13%, 05/01/23(a)		845	846,310
5.75%, 01/15/24		423	429,874
5.75%, 02/15/26(a)		22,990	23,047,475
5.13%, 05/01/27(a)		3,775	3,576,812
CDK Global, Inc.:
3.80%, 10/15/19		10,556	10,561,278
5.00%, 10/15/24		3,702	3,782,630

26

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Celgene Corp., 2.25%, 05/15/19	USD	7,213	$7,187,705
Centennial Resource Production LLC, 5.38%, 01/15/26(a)		31,254	31,019,595
Century Communities, Inc., 6.88%, 05/15/22		2,761	2,823,122
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21		6,800	7,055,000
Series W, 6.75%, 12/01/23		15,325	15,918,844
Series Y, 7.50%, 04/01/24		11,430	12,201,525
Ceva Logistics Finance BV, 5.25%, 08/01/25	EUR	1,101	1,253,414
Chaparral Energy, Inc., 8.75%, 07/15/23(a)	USD	5,637	5,622,907
Charter Communications Operating LLC:
(LIBOR USD 3 Month + 1.65%), 3.99%, 02/01/24(b)		557	567,689
5.75%, 04/01/48		11,053	11,060,010
Chemours Co. (The), 4.00%, 05/15/26	EUR	6,735	7,828,664
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24	USD	14,711	16,108,545
5.13%, 06/30/27		29,416	29,526,310
Cheniere Energy Partners LP, 5.25%, 10/01/25		18,889	18,912,233
Cheniere Energy, Inc., 0.00% ( 0.00% Cash or 4.88% PIK), 05/28/21(a)(i)(k)		42,126	37,612,434
Chesapeake Energy Corp.:
6.63%, 08/15/20		9,414	9,837,630
6.13%, 02/15/21		760	779,000
8.00%, 12/15/22(a)		35,780	37,390,100
7.00%, 10/01/24		28,040	28,040,000
5.50%, 09/15/26(e)(i)		5,438	5,371,368
Citibank NA, 3.40%, 07/23/21		12,280	12,277,995
Citigroup, Inc.:
2.55%, 04/08/19		7,200	7,192,506
2.35%, 08/02/21		14,427	13,991,598
1.38%, 10/27/21	EUR	14,764	17,722,967
(LIBOR USD 3 Month + 1.19%), 4.08%, 04/23/29(b)	USD	42,770	41,978,567
4.65%, 07/23/48		12,300	12,439,497
Citizens Bank NA, 3.70%, 03/29/23		3,009	2,987,920
Coca-Cola Co. (The), 3.15%, 11/15/20		3,590	3,600,482
Colfax Corp., 3.25%, 05/15/25	EUR	2,243	2,636,632
Commercial Metals Co.:
4.88%, 05/15/23	USD	2,491	2,470,076
5.38%, 07/15/27		22,403	21,058,820
Consolidated Edison Co. of New York, Inc., 6.65%, 04/01/19		7,200	7,335,491
Constellium NV, 4.25%, 02/15/26	EUR	1,547	1,822,907
Continental Resources, Inc.:
5.00%, 09/15/22	USD	8,388	8,509,626
4.50%, 04/15/23		18,420	18,744,229
3.80%, 06/01/24		12,555	12,312,211
4.38%, 01/15/28		14,738	14,627,835
Crown Castle International Corp., 3.65%, 09/01/27		24,065	22,610,021
Crown European Holdings SA:
2.25%, 02/01/23(a)	EUR	200	236,873
3.38%, 05/15/25		432	519,003
CSC Holdings LLC:
8.63%, 02/15/19	USD	1,119	1,135,785
10.13%, 01/15/23(a)		26,939	29,471,266
5.25%, 06/01/24		360	351,900
6.63%, 10/15/25(a)		19,248	20,282,580
10.88%, 10/15/25(a)		12,883	14,976,487
CVR Refining LLC, 6.50%, 11/01/22		833	845,495
CVS Health Corp.:
3.13%, 03/09/20		17,938	17,940,530

Security		Par (000)	Value
United States (continued)
3.70%, 03/09/23	USD	14,427	$14,351,495
4.10%, 03/25/25		15,785	15,742,735
4.30%, 03/25/28		35,010	34,735,482
5.05%, 03/25/48		5,695	5,825,095
DaVita, Inc.:
5.75%, 08/15/22		7,660	7,810,136
5.13%, 07/15/24		17,618	17,001,370
DCP Midstream Operating LP, 5.35%, 03/15/20(a)		558	570,555
Dell International LLC(a):
5.88%, 06/15/21		11,015	11,345,194
6.02%, 06/15/26		3,651	3,902,307
8.35%, 07/15/46		26,550	33,048,243
Dell, Inc., 5.88%, 06/15/19		2,110	2,150,090
Delta Air Lines, Inc.:
2.88%, 03/13/20		7,739	7,676,387
3.63%, 03/15/22		7,213	7,122,758
Diamondback Energy, Inc., 5.38%, 05/31/25		12,141	12,383,820
Dignity Health, 2.64%, 11/01/19		11,573	11,500,894
Discover Bank, 4.65%, 09/13/28		4,385	4,385,150
Discovery Communications LLC, 5.20%, 09/20/47		22,715	22,209,286
DTE Energy Co., Series D, 3.70%, 08/01/23		5,665	5,655,490
Endeavor Energy Resources LP, 5.50%, 01/30/26(a)		1,646	1,646,000
Energen Corp., 4.63%, 09/01/21		29,141	29,286,705
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	2,421	2,916,311
Energy Transfer Partners LP, 6.00%, 06/15/48	USD	11,570	12,335,946
Enterprise Development Authority (The), 12.00%, 07/15/24(a)		2,791	2,686,337
Enterprise Products Operating LLC, 5.20%, 09/01/20		3,360	3,480,854
Equinix, Inc.:
5.38%, 01/01/22		1,114	1,150,205
5.38%, 04/01/23		8,808	9,017,190
2.88%, 03/15/24	EUR	2,053	2,410,666
5.75%, 01/01/25	USD	426	438,780
2.88%, 10/01/25	EUR	1,610	1,843,289
Exelon Corp., 3.50%, 06/01/22(e)	USD	10,473	10,290,219
Expedia Group, Inc., 5.95%, 08/15/20		3,585	3,746,992
Express Scripts Holding Co.:
2.60%, 11/30/20		7,216	7,101,342
4.75%, 11/15/21		7,216	7,447,849
Extraction Oil & Gas, Inc., 7.38%, 05/15/24(a)		8,705	8,596,187
Federal-Mogul LLC, 5.00%, 07/15/24	EUR	6,500	8,029,067
Financial & Risk US Holdings, Inc.:
4.50%, 05/15/26		10,548	12,180,868
6.88%, 11/15/26		3,612	4,199,793
8.25%, 11/15/26(a)	USD	3,575	3,553,336
First Data Corp.(a):
5.38%, 08/15/23		3,160	3,208,190
5.00%, 01/15/24		37,790	38,026,187
Fiserv, Inc.:
3.80%, 10/01/23		12,000	11,997,025
4.20%, 10/01/28		12,400	12,426,017
Five Point Operating Co. LP, 7.88%, 11/15/25(a)		10,342	10,408,499
Ford Motor Credit Co. LLC:
2.38%, 03/12/19		26,270	26,192,964
(EURIBOR 3 Month + 0.43%), 0.11%, 05/14/21(b)	EUR	5,800	6,667,732
4.25%, 09/20/22	USD	16,980	16,816,538
(EURIBOR 3 Month + 0.42%), 0.10%, 12/07/22(b)	EUR	805	907,970

27

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
3.10%, 05/04/23	USD	8,550	$8,026,139
4.13%, 08/04/25		12,364	11,684,326
Frontier Communications Corp.:
8.13%, 10/01/18		4,085	4,085,000
7.13%, 03/15/19		8,706	8,760,848
8.50%, 04/01/26(a)		9,751	9,214,695
Gates Global LLC, 6.00%, 07/15/22(a)		1,203	1,210,519
General Electric Co., (EURIBOR 3 Month + 0.30%), 0.00%, 05/28/20(b)	EUR	1,460	1,698,394
General Motors Co.:
(LIBOR USD 3 Month + 0.90%), 3.23%, 09/10/21(b)	USD	10,000	9,996,230
5.00%, 10/01/28		11,310	11,169,447
5.95%, 04/01/49		18,250	18,127,268
General Motors Financial Co., Inc.:
4.20%, 03/01/21		7,237	7,327,141
3.55%, 04/09/21		5,631	5,627,113
(EURIBOR 3 Month + 0.68%), 0.36%, 05/10/21(b)	EUR	1,460	1,700,574
3.20%, 07/06/21	USD	3,606	3,560,907
3.15%, 06/30/22		13,990	13,600,185
3.25%, 01/05/23		3,606	3,477,250
3.85%, 01/05/28		1,830	1,659,645
George Washington University (The), Series 2018, 4.13%, 09/15/48		11,870	11,861,027
GLP Capital LP:
4.88%, 11/01/20		21,719	22,129,706
4.38%, 04/15/21		1,456	1,466,920
5.38%, 11/01/23		18,378	18,992,560
5.25%, 06/01/25		20,203	20,530,289
5.38%, 04/15/26		1,129	1,146,511
5.75%, 06/01/28		840	864,150
5.30%, 01/15/29		9,110	9,136,419
Goldman Sachs & Co. LLC, (LIBOR USD 3 Month + 0.44%), 2.75%, 02/08/19(b)(c)		417,000	417,000,000
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 0.25%), 2.59%, 10/12/18(b)		133,000	133,000,000
(LIBOR USD 3 Month + 0.35%), 2.66%, 11/13/18(b)(c)		181,000	181,000,000
(EURIBOR 3 Month + 0.46%), 0.14%, 12/31/18(b)	EUR	1,460	1,696,536
7.50%, 02/15/19	USD	22,979	23,377,773
2.75%, 09/15/20		14,300	14,153,622
5.25%, 07/27/21		7,170	7,506,968
2.50%, 10/18/21	EUR	14,764	18,266,549
4.25%, 10/21/25	USD	22,440	22,235,496
3.50%, 11/16/26		24,796	23,531,205
(LIBOR USD 3 Month + 1.16%), 3.81%, 04/23/29(b)		16,800	16,025,689
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(b)		54,905	54,101,034
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23	EUR	800	951,073
Graphic Packaging International LLC, 4.75%, 04/15/21	USD	277	279,770
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		5,337	5,483,767
Halfmoon Parent, Inc., 3.75%, 07/15/23(a)		10,650	10,617,420
HCA Healthcare, Inc., 6.25%, 02/15/21		2,195	2,288,287
HCA, Inc.:
4.25%, 10/15/19		838	844,285
6.50%, 02/15/20		43,537	45,300,249

Security		Par (000)	Value
United States (continued)
5.88%, 03/15/22	USD	6,233	$6,606,980
4.75%, 05/01/23		12,888	13,113,540
5.00%, 03/15/24		26,077	26,728,925
5.25%, 04/15/25		1,374	1,416,937
5.25%, 06/15/26		2,911	2,994,691
4.50%, 02/15/27		845	827,044
HD Supply, Inc., 5.75%, 04/15/24(a)(e)		12,893	13,553,766
Herc Rentals, Inc.(a):
7.50%, 06/01/22		12,715	13,446,113
7.75%, 06/01/24		15,205	16,361,492
Hertz Corp. (The):
5.88%, 10/15/20		1,400	1,393,000
7.38%, 01/15/21		5,694	5,686,882
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	6,155	7,295,720
Hess Corp.:
7.88%, 10/01/29	USD	3,685	4,454,522
5.60%, 02/15/41		13,825	14,037,589
Hewlett Packard Enterprise Co., (LIBOR USD 3 Month + 0.72%), 3.11%, 10/05/21(b)		15,000	15,014,430
Howard Hughes Medical Institute, 3.50%, 09/01/23		6,863	6,909,140
Humana, Inc.:
2.50%, 12/15/20		2,130	2,090,734
3.15%, 12/01/22		7,213	7,059,622
Huntington National Bank (The), 2.40%, 04/01/20		8,115	8,010,309
Huntsman International LLC, 5.13%, 11/15/22		5,549	5,715,470
Informatica LLC, 7.13%, 07/15/23(a)		9,290	9,509,058
Intelsat SA, 4.50%, 06/15/25(a)(i)		1,345	2,492,285
Intercontinental Exchange, Inc.:
3.75%, 09/21/28		4,615	4,559,546
4.25%, 09/21/48		6,245	6,145,074
International Business Machines Corp.:
2.25%, 02/19/21		7,205	7,059,531
2.90%, 11/01/21		3,170	3,123,276
International Game Technology plc:
6.25%, 02/15/22(a)		10,468	10,847,465
4.75%, 02/15/23	EUR	825	1,032,101
3.50%, 07/15/24		1,364	1,595,550
Interpublic Group of Cos., Inc. (The):
3.75%, 10/01/21	USD	13,645	13,672,039
4.65%, 10/01/28		13,810	13,830,640
5.40%, 10/01/48		8,645	8,593,858
IQVIA, Inc.:
3.25%, 03/15/25(a)	EUR	1,050	1,241,656
3.25%, 03/15/25		2,700	3,192,829
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	900	1,114,407
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)	USD	3,925	3,689,500
Iron Mountain, Inc.:
4.38%, 06/01/21(a)		1,250	1,253,125
6.00%, 08/15/23		2,263	2,321,001
3.00%, 01/15/25	EUR	1,320	1,512,356
Jagged Peak Energy LLC, 5.88%, 05/01/26(a)	USD	7,197	7,161,015
JPMorgan Chase & Co.:
1.85%, 03/22/19		14,370	14,317,419
2.63%, 04/23/21	EUR	11,131	13,752,441
2.40%, 06/07/21	USD	7,213	7,032,675
(LIBOR USD 3 Month + 0.61%), 2.95%, 06/18/22(b)		20,000	20,041,418
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(b)		34,000	33,645,488
4.13%, 12/15/26		19,095	18,954,323
(LIBOR USD 3 Month + 1.12%), 4.00%, 04/23/29(b)		39,685	39,012,664
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(b)		66,935	66,735,971
K. Hovnanian Enterprises, Inc.(a):
10.00%, 07/15/22		23,587	23,498,549
10.50%, 07/15/24		10,606	10,208,275

28

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Kaiser Aluminum Corp., 5.88%, 05/15/24	USD	16,741	$17,112,650
Kaiser Foundation Hospitals:
3.50%, 04/01/22		11,340	11,362,084
4.15%, 05/01/47		2,793	2,789,492
KB Home:
4.75%, 05/15/19		1,946	1,958,162
8.00%, 03/15/20		443	468,517
Keurig Dr Pepper Inc, 4.06%, 05/25/23(a)		8,010	8,023,983
KFC Holding Co., 5.00%, 06/01/24(a)		15,425	15,299,749
Kinder Morgan, Inc., 5.55%, 06/01/45		11,625	12,287,190
Kraft Heinz Foods Co., 3.50%, 06/06/22		7,213	7,168,140
Lamar Media Corp., 5.38%, 01/15/24		1,422	1,450,440
Lennar Corp.:
4.50%, 06/15/19		4,191	4,217,194
4.50%, 11/15/19		1,973	1,987,798
2.95%, 11/29/20		55	53,694
8.38%, 01/15/21		2,042	2,223,125
4.75%, 04/01/21		514	520,620
4.75%, 11/15/22		32,238	32,376,623
4.88%, 12/15/23		3,655	3,682,413
5.88%, 11/15/24		10,976	11,428,760
5.25%, 06/01/26		172	170,495
Level 3 Financing, Inc., 5.63%, 02/01/23		345	348,916
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(a)		3,091	3,168,275
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	1,188	1,461,466
Marriott International, Inc., 2.30%, 01/15/22	USD	5,019	4,812,650
Masonite International Corp.(a):
5.63%, 03/15/23		11,970	12,224,362
5.75%, 09/15/26		350	350,875
Massachusetts Institute of Technology, 3.96%, 07/01/38		8,375	8,415,307
McDonald’s Corp., 0.50%, 01/15/21	EUR	1,500	1,754,905
Medtronic, Inc., 2.50%, 03/15/20	USD	3,590	3,566,089
Meritor, Inc., 6.25%, 02/15/24		10,523	10,720,306
Metropolitan Life Global Funding I, 1.95%, 09/15/21(a)		1,500	1,436,920
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24		10,775	11,044,375
MGM Resorts International:
8.63%, 02/01/19		2,193	2,225,895
5.25%, 03/31/20		415	422,263
Molson Coors Brewing Co.:
(EURIBOR 3 Month + 0.35%), 0.03%, 03/15/19(b)	EUR	1,460	1,695,752
2.10%, 07/15/21	USD	5,745	5,524,210
Mondelez International, Inc., 2.38%, 01/26/21	EUR	700	854,321
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	USD	10,334	10,327,333
Morgan Stanley:
2.80%, 06/16/20		7,180	7,123,599
5.38%, 08/10/20	EUR	7,450	9,507,919
2.38%, 03/31/21		29,655	36,338,411
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(b)	USD	23,795	23,592,908
4.35%, 09/08/26		33,685	33,425,136
3.95%, 04/23/27		19,310	18,533,982
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(b)		84,665	81,269,470
NBCUniversal Media LLC, 5.15%, 04/30/20		7,213	7,438,665
NCR Corp., 5.00%, 07/15/22		3,736	3,705,645
Nestle Holdings, Inc.(a):
3.50%, 09/24/25		15,150	15,039,939
3.63%, 09/24/28		10,000	9,893,348
3.90%, 09/24/38		10,000	9,837,133
4.00%, 09/24/48		16,520	16,149,900
Newfield Exploration Co., 5.38%, 01/01/26		11,260	11,668,175

Security		Par (000)	Value
United States (continued)
NextEra Energy Capital Holdings, Inc., Series H, 3.34%, 09/01/20	USD	8,535	$8,553,828
NGPL PipeCo LLC(a):
4.38%, 08/15/22		13,136	13,234,520
7.77%, 12/15/37		21,468	26,298,300
Nielsen Finance LLC, 5.00%, 04/15/22(a)		19,357	18,873,075
Nissan Motor Acceptance Corp.(a):
2.35%, 03/04/19		3,150	3,145,316
(LIBOR USD 3 Month + 1.01%), 3.34%, 03/08/19(b)		3,595	3,607,975
3.65%, 09/21/21		1,800	1,804,550
Northern Oil and Gas, Inc., 9.50% ( 9.50% Cash or 1.00% PIK), 05/15/23(a)(k)		4,125	4,351,875
Northrop Grumman Corp., 2.08%, 10/15/20		2,005	1,960,954
Northwestern University, Series 2017, 3.66%, 12/01/57		3,795	3,620,898
NRG Energy, Inc.:
6.25%, 07/15/22		415	428,155
6.25%, 05/01/24		417	433,680
2.75%, 06/01/48(a)(i)		7,928	8,346,107
Oasis Petroleum, Inc., 6.88%, 03/15/22		21,545	21,921,607
Ochsner Clinic Foundation, 5.90%, 05/15/45		5,126	6,152,772
Oracle Corp., 2.25%, 01/10/21	EUR	1,200	1,463,974
Outfront Media Capital LLC, 5.25%, 02/15/22	USD	839	849,487
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(a)		10,439	10,778,268
Pacific Gas & Electric Co.:
4.25%, 08/01/23(a)		11,255	11,312,964
4.65%, 08/01/28(a)		9,325	9,391,614
6.05%, 03/01/34		12,680	14,412,630
4.25%, 03/15/46		6,840	6,272,421
Parsley Energy LLC(a):
6.25%, 06/01/24		7,660	7,985,550
5.38%, 01/15/25		19,784	19,833,460
Partners Healthcare System, Inc., Series 2011, 3.44%, 07/01/21		1,582	1,584,177
PepsiCo, Inc., 3.00%, 08/25/21		3,590	3,582,193
Philip Morris International, Inc.:
1.88%, 11/01/19		7,213	7,132,704
1.75%, 03/19/20	EUR	430	512,213
Pinnacle Entertainment, Inc., 5.63%, 05/01/24	USD	5,477	5,785,081
Pioneer Energy Services Corp., 6.13%, 03/15/22		5,276	4,616,500
Post Holdings, Inc., 5.50%, 03/01/25(a)		18,687	18,546,848
Prime Security Services Borrower LLC, 9.25%, 05/15/23(a)		15,764	16,859,598
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		7,460	6,955,059
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	2,712	3,298,208
PulteGroup, Inc.:
5.50%, 03/01/26	USD	8,803	8,758,985
5.00%, 01/15/27		556	526,810
7.88%, 06/15/32		10,684	11,498,655
PVH Corp., 3.13%, 12/15/27	EUR	2,811	3,242,171
QUALCOMM, Inc., 4.30%, 05/20/47	USD	6,725	6,319,754
Quicken Loans, Inc., 5.75%, 05/01/25(a)		38,619	38,570,726
Resolute Energy Corp., 8.50%, 05/01/20		25,434	25,465,793
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		19,405	19,453,926
6.88%, 02/15/21		1,695	1,713,982
7.00%, 07/15/24(a)		418	425,315
Rite Aid Corp., 6.13%, 04/01/23(a)		14,595	13,080,769
Rockies Express Pipeline LLC(a):
6.00%, 01/15/19		15,430	15,541,868
5.63%, 04/15/20		7,086	7,280,865

29

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Sabine Pass Liquefaction LLC:
5.62%, 04/15/23	USD	2,292	$2,437,227
5.75%, 05/15/24		11,438	12,278,348
5.88%, 06/30/26		13,615	14,704,172
Sable Permian Resources Land LLC, 13.00%, 11/30/20(a)		21,980	23,958,200
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		8,780	8,834,260
5.25%, 11/15/23		6,869	6,869,000
Schlumberger Oilfield UK plc, 4.20%, 01/15/21(a)		3,575	3,628,250
Scientific Games International, Inc., 10.00%, 12/01/22		23,544	24,927,210
SEACOR Holdings, Inc., 3.25%, 05/15/30(i)		12,666	12,078,538
Sealed Air Corp., 4.50%, 09/15/23	EUR	745	977,430
Sherwin-Williams Co. (The), 2.25%, 05/15/20	USD	7,190	7,084,626
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	890	1,065,461
Simon Property Group LP, 2.50%, 09/01/20	USD	7,213	7,118,250
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		5,165	5,557,062
Southern California Edison Co., Series C, 4.13%, 03/01/48		2,730	2,609,619
Southern Power Co., (LIBOR USD 3 Month + 0.55%), 2.89%, 12/20/20(a)(b)		7,150	7,151,533
Spectra Energy Partners LP, 4.75%, 03/15/24		18,300	18,911,327
Sprint Capital Corp., 6.90%, 05/01/19		1,815	1,844,494
Sprint Communications, Inc.(a):
9.00%, 11/15/18		417	419,585
7.00%, 03/01/20		8,996	9,333,350
Sprint Corp.:
7.88%, 09/15/23		10,592	11,426,120
7.13%, 06/15/24		416	431,600
7.63%, 03/01/26		8,785	9,301,119
Sprint Spectrum Co. LLC(a):
3.36%, 09/20/21		49,536	49,350,240
4.74%, 03/20/25		9,055	9,050,925
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23		13,062	13,074,185
Standard Industries, Inc., 6.00%, 10/15/25(a)		34,482	35,257,845
Staples, Inc., 8.50%, 09/15/25(a)		8,865	8,355,262
Starbucks Corp., 2.20%, 11/22/20		5,120	5,019,125
Steel Dynamics, Inc.:
5.13%, 10/01/21		14,786	14,948,646
5.25%, 04/15/23		833	845,328
5.50%, 10/01/24		15,771	16,102,191
5.00%, 12/15/26		6,635	6,601,825
Summit Materials LLC, 6.13%, 07/15/23		2,449	2,483,727
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		14,600	14,441,848
Sunoco LP(a):
4.88%, 01/15/23		15,642	15,485,580
5.88%, 03/15/28		8,367	8,032,320
SunTrust Bank, (LIBOR USD 3 Month + 0.74%), 3.69%, 08/02/24(b)		9,780	9,700,042
Sutter Health, Series 2018, 3.70%, 08/15/28		9,423	9,251,868
Talen Energy Supply LLC:
9.50%, 07/15/22(a)		7,317	7,317,000
6.50%, 06/01/25		13,454	10,292,310
10.50%, 01/15/26(a)		11,536	10,440,080
Talos Production LLC, 11.00%, 04/03/22(a)		7,348	7,862,360
Targa Resources Partners LP, 4.13%, 11/15/19		1,823	1,816,164
Taylor Morrison Communities, Inc., 5.25%, 04/15/21(a)		6,860	6,885,725
Team Health Holdings, Inc., 6.38%, 02/01/25(a)(n)		9,722	8,531,055
Tenet Healthcare Corp.:
5.50%, 03/01/19		835	840,219

Security		Par (000)	Value
United States (continued)
4.75%, 06/01/20	USD	550	$556,188
6.00%, 10/01/20		30,261	31,255,074
7.50%, 01/01/22(a)		530	553,187
Toll Brothers Finance Corp., 4.88%, 11/15/25		4,261	4,186,433
Total System Services, Inc.:
3.80%, 04/01/21		9,670	9,703,076
3.75%, 06/01/23		4,480	4,440,558
TransDigm, Inc.:
5.50%, 10/15/20		5,890	5,897,362
6.00%, 07/15/22		15,745	16,000,856
6.50%, 07/15/24		7,485	7,668,383
Transocean Guardian Ltd., 5.88%, 01/15/24(a)		3,359	3,388,391
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)		23,113	24,326,643
Transocean Proteus Ltd., 6.25%, 12/01/24(a)		3,123	3,177,551
TRI Pointe Group, Inc., 4.38%, 06/15/19		984	988,920
Trinity Health Corp., 4.13%, 12/01/45		6,611	6,344,101
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 08/15/21		15,542	15,914,860
United Rentals North America, Inc.:
4.63%, 07/15/23		550	554,125
5.75%, 11/15/24		10,637	10,943,346
5.50%, 07/15/25		7,480	7,629,600
United Technologies Corp.:
(EURIBOR 3 Month + 0.20%), 0.00%, 05/18/20(b)	EUR	1,500	1,744,379
3.65%, 08/16/23	USD	39,180	39,006,024
2.80%, 05/04/24		11,590	10,989,166
3.95%, 08/16/25		14,870	14,799,616
4.13%, 11/16/28		21,820	21,670,977
4.63%, 11/16/48		1,300	1,307,239
UnitedHealth Group, Inc.:
2.70%, 07/15/20		2,700	2,683,028
3.38%, 11/15/21		2,521	2,528,672
4.25%, 06/15/48		10,460	10,498,232
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		6,490	5,976,171
University of Southern California, 3.03%, 10/01/39		17,115	15,210,759
Valvoline, Inc., 5.50%, 07/15/24		10,382	10,407,955
Vantiv LLC, 3.88%, 11/15/25(a)	GBP	1,648	2,094,733
Venator Finance SARL, 5.75%, 07/15/25(a)	USD	5,917	5,354,885
Ventas Realty LP, 4.40%, 01/15/29		17,555	17,458,031
VeriSign, Inc., 4.63%, 05/01/23		43,306	44,049,131
Verizon Communications, Inc.:
2.88%, 01/15/38	EUR	635	738,026
4.67%, 03/15/55	USD	23,385	21,984,523
Viacom, Inc.:
4.38%, 03/15/43		29,185	25,470,307
(LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57(b)		11,758	11,524,058
Vistra Energy Corp.:
7.38%, 11/01/22		29,491	30,633,776
7.63%, 11/01/24		834	897,593
Walmart, Inc.:
3.55%, 06/26/25		9,065	9,110,125
3.70%, 06/26/28		14,875	14,879,016
Walt Disney Co. (The), 1.95%, 03/04/20		3,913	3,859,779
WASH MUTUAL ESCROW(c):
0.00%, 11/06/09		45,161	5
0.00%, 09/19/17(l)		2,631	—
Washington Mutual, Inc.(c)(o):
0.00%, 09/21/17		40,879	4
0.00%, 10/03/17		14,745	2
Weekley Homes LLC:
6.00%, 02/01/23		5,166	4,998,105
6.63%, 08/15/25		5,948	5,665,470

30

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Wells Fargo & Co.:
2.13%, 04/22/19	USD	3,290	$3,279,567
3.55%, 09/29/25		29,900	29,141,919
Wells Fargo Bank NA:
1.75%, 05/24/19		16,085	15,985,523
2.60%, 01/15/21		4,380	4,306,223
(LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(b)		36,255	36,212,655
3.55%, 08/14/23		31,120	30,974,184
WESCO Distribution, Inc., 5.38%, 12/15/21		1,500	1,515,000
Wesleyan University, 4.78%, 07/01/2116		8,186	8,038,970
Whirlpool Corp., 0.63%, 03/12/20	EUR	1,500	1,753,627
Whiting Petroleum Corp., 1.25%, 04/01/20(i)	USD	2,733	2,621,086
Williams Cos., Inc. (The), 4.85%, 03/01/48		12,130	11,725,905
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	2,275	2,733,520
Zayo Group LLC:
6.00%, 04/01/23	USD	10,815	11,139,450
6.38%, 05/15/25		3,760	3,902,015

			6,077,499,156
Vietnam — 0.1%(i)
No Va Land Investment Group Corp., 5.50%, 04/27/23		8,000	7,940,000
Vinpearl JSC, 3.50%, 06/14/23		8,000	8,050,000

			15,990,000
Zambia — 0.0%
First Quantum Minerals Ltd., 6.50%, 03/01/24(a)	USD	4,000	3,690,000

Total Corporate Bonds — 28.7% (Cost: $10,629,291,045)			10,405,420,877

Floating Rate Loan Interests — 4.1%(o)

Brazil — 0.0%
Samarco Mineracao SA, Term Loan, (LIBOR USD 3 Month + 0.00%), 3.89%, 12/02/25(c)		10,000	6,450,000

Security		Par (000)	Value
Canada — 0.1%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.49%, 02/16/24	USD	14,461	$14,464,860

Denmark — 0.1%
Evergood 4 APS, Term Loan B4, (EURIBOR 3 Month + 3.00%), 3.00%, 02/06/25	EUR	2,646	3,073,111
TDC A/S, Term Loan, 06/04/25(p)		12,500	14,601,800

			17,674,911
Altice France SA, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 07/31/25	EUR	1,965	$2,249,609
Azelis Finance SA, Term Loan, (EURIBOR 1 Month + 3.50%), 3.50%, 12/16/22(c)		754	878,103
Financiere Dry Mix Solutions SAS, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.50%), 3.50%, 03/15/24		1,000	1,163,953
Financiere Holding CEP, Term Loan, (EURIBOR 3 Month + 4.25%), 4.25%, 01/16/25		2,000	2,292,493
Financiere Mendel SAS, Term Loan, 06/30/21(p)		1,500	1,747,113
Flamingo LUX II, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 09/07/23		1,500	1,749,046
HomeVi SAS, Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 10/31/24		3,000	3,501,541
Oberthur Technologies SA, Term Loan, (EURIBOR 3 Month + 3.75%), 3.75%, 01/10/24		2,000	2,326,210
THOM Europe SAS, Term Loan, (EURIBOR 3 Month + 4.50%), 4.50%, 08/07/24		1,500	1,706,378
Vedici SAS, Senior Secured Term Loan, (EURIBOR 1 Month + 3.75%), 3.75%, 10/31/22		2,500	2,926,804
Verallia Packaging SAS, Term Loan B4, (EURIBOR 1 Month + 2.75%), 2.75%, 10/31/22		2,855	3,305,686
Verallia SA, Term Loan, (EURIBOR 1 Month + 3.25%), 3.25%, 08/01/25		1,000	1,162,896

			25,009,832

31

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Germany — 0.1%
CTC AcquiCo GmbH, Term Loan B, 03/07/25(p)	EUR	1,200	$1,390,446
HENSOLDT Holding GmbH, Term Loan B3, (EURIBOR 3 Month + 3.50%), 3.50%, 02/28/24		1,000	1,155,976
LSF10 XL Bidco SCA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 04/11/24		1,000	1,162,014
Nidda Healthcare Holding AG, Term Loan, (EURIBOR 6 Month + 3.50%), 3.50%, 08/21/24		625	729,294
Nidda Healthcare Holding AG, Term Loan B2, (EURIBOR 3 Month + 3.50%), 3.50%, 08/21/24		405	472,459
Nidda Healthcare Holding AG., Term Loan, (EURIBOR 3 Month + 3.50%), 0.00% - 3.50%, 09/20/23		858	1,001,304
Rain Carbon GmbH, Term Loan, 12/11/24(p)		2,500	2,905,528
Springer Science+Business Media GmbH, Term Loan B12, (EURIBOR 3 Month + 3.25%), 3.75%, 08/15/22		4,425	5,148,638
Tackle Group SARL, Term Loan, 08/08/22(p)		3,500	4,065,382
TigerLuxOne SARL, Term Loan, (EURIBOR 3 Month + 4.50%), 5.50%, 02/22/24		2,431	2,834,219

			20,865,260
Indonesia — 0.0%
PT MNC Sky Vision Tbk, Term Loan, (LIBOR USD 3 Month + 4.25%), 6.59%, 11/07/19(c)	USD	12,375	11,756,250

Luxembourg — 0.1%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, (EURIBOR 3 Month + 3.25%), 3.25%, 09/13/23	EUR	1,482	1,719,982
Gol Luxco SA, Term Loan, (LIBOR USD 6 Month + 6.50%), 6.50%, 08/31/20(c)	USD	31,442	32,188,748
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.98%, 11/27/23		3,435	3,446,919
ION Trading Technologies SARL, Term Loan, 11/21/24(p)	EUR	1,489	1,714,478
Logoplaste USA, Inc., Term Loan B, (EURIBOR 6 Month + 3.50%), 0.00% - 3.50%, 10/04/23		1,700	1,978,719
LSF10 XL Bidco SCA, Term Loan B, (EURIBOR 6 Month + 4.00%), 4.00%, 04/11/24		1,333	1,549,017
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.14%, 09/24/24	USD	4,218	4,194,826

			46,792,689
Netherlands — 0.1%
Action SA, Term Loan B, (EURIBOR 3 Month + 3.50%), 3.50%, 03/07/25	EUR	2,500	$2,876,821
Bach Finance Ltd., Term Loan, 08/30/24(p)		4,500	5,235,436
Keter Group BV, Term Loan:
10/31/23(p)		2,500	2,638,272
Klöckner & Co. SE, Term Loan, (EURIBOR 3 Month + 4.75%), 4.75%, 06/30/22		3,500	3,833,833
MacDermid Agricultural Solutions Holdings BV, Term Loan C5, (EURIBOR 1 Month + 2.75%), 3.50%, 06/07/23		1,845	2,144,694

Security		Par (000)	Value
Netherlands — 0.1%
Sapphire Bidco BV, Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 05/05/25	EUR	2,500	$2,908,517
Starfruit Finco BV, Term Loan, 09/19/25(p)		5,000	5,850,995
TMF Group Holding BV, 2nd Lien Term Loan, (EURIBOR 3 Month + 6.88%), 6.88%, 05/04/26		1,500	1,741,035
Ziggo Secured Finance BV, Term Loan F, (EURIBOR 6 Month + 3.00%), 3.00%, 04/15/25		3,000	3,480,677

			30,710,280
Norway — 0.0%
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 4.00%), 4.00%, 02/24/25		2,500	2,913,510

Poland — 0.0%
Pfleiderer Group SA, Term Loan, (EURIBOR 1 Month + 5.00%), 5.00%, 08/01/24		6,000	6,908,270

Spain — 0.0%
Dorna Sports SL, 1st Lien Term Loan, 05/03/24(p)		3,826	4,406,088
Euskaltel SA, Term Loan B4, (EURIBOR 3 Month + 2.75%), 2.75%, 11/27/24		1,000	1,155,663

			5,561,751
Sweden — 0.0%(p)
Diaverum AB, 1st Lien Term Loan B, 07/04/24		3,500	4,012,879
Verisure Holding AB, Term Loan B1, 10/21/22		3,300	3,823,265

			7,836,144
Switzerland — 0.0%
Swissport Financing SARL, Term Loan, (EURIBOR 3 Month + 4.38%), 4.38%, 02/09/22		5,681	6,607,262

United Kingdom — 0.1%
CD&R Firefly Bidco Ltd., Term Loan, (LIBOR GBP 3 Month + 4.50%), 5.25%, 06/23/25	GBP	3,000	3,905,312
EG Group Ltd., Term Loan, (EURIBOR 1 Month + 4.00%), 4.00%, 02/07/25	EUR	1,009	1,171,702
EG Group Ltd., Term Loan B1, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25		1,981	2,301,455
Froneri International plc, Term Loan BE, 01/31/25(p)		2,000	2,325,003
GVC Holdings plc, Term Loan, (EURIBOR 3 Month + 2.75%), 2.75%, 03/02/23		3,000	3,482,070
INEOS Finance plc, Term Loan, 04/01/24(p)		1,587	1,839,286
INOVYN Finance plc, Term Loan B1, (EURIBOR 3 Month + 2.25%), 3.00%, 05/10/24		3,478	4,043,758
Iris Bidco Ltd., Term Loan, 07/11/25(c)(p)	GBP	1,900	2,498,129
Jackpotjoy plc, Term Loan, (LIBOR GBP 1 Month + 5.25%), 5.98%, 12/05/24		2,000	2,608,963
Theramex SpA, Term Loan, (EURIBOR 6 Month + 0.00%), 4.00%, 01/31/25	EUR	2,500	2,880,130
Virgin Media SFA Finance Ltd., 1st Lien Term Loan, (LIBOR GBP 1 Month + 3.25%), 3.97%, 01/15/27	GBP	5,500	7,160,527
Zephyr Bidco Ltd., Term Loan B, (LIBOR GBP 1 Month + 4.75%), 5.47%, 07/23/25		2,000	2,607,895
ZPG plc, Term Loan B, (EURIBOR 6 Month + 0.00%), 3.75%, 06/08/25	EUR	2,000	2,323,563

			39,147,793

32

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States — 3.4%
ABC Supply Co., Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.24%, 10/31/23	USD	9,666	$9,634,499
Albanesi SA, Term Loan, 03/31/23(p)		7,500	7,500,000
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 7.64%, 08/12/22		1,979	1,982,404
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.24%, 11/21/24		6,957	7,038,966
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.38%, 01/02/25		10,269	10,239,408
Berry Global, Inc., Term Loan Q, (LIBOR USD 3 Month + 2.00%), 4.19%, 10/01/22		10,900	10,919,740
BMC Software Finance, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.49%, 09/10/22		7,005	7,072,193
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 12/23/24		9,667	9,717,992
Caliber Home Loans, Inc., Term Loan, (LIBOR USD 6 Month + 0.00%), 5.24%, 04/24/21		43,142	43,141,964
California Resources Corp., Term Loan: 12/31/21(p)		21,090	23,366,033
(LIBOR USD 1 Month + 4.75%), 6.96% , 12/31/22		23,249	23,587,970
Camelot US Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.49%, 10/03/23		6,714	6,713,855
Catalent Pharma Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.49%, 05/20/24		4,219	4,244,016
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 01/31/25		14,059	13,957,257
Charter Communications Operating LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 3.75%, 03/31/23		19,531	19,506,282
Charter Communications Operating LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.25%, 04/30/25		9,974	9,986,683
Chemours Co. (The), Tranche Term Loan B2, (EURIBOR 3 Month + 2.00%), 2.50%, 04/03/25	EUR	2,722	3,170,230
Chimera Special Holding LLC, Term Loan, (LIBOR USD 6 Month + 0.00%), 4.11%, 10/06/19(c)	USD	102,205	102,204,501
Community Health Systems, Inc., 1st Lien Term Loan H, (LIBOR USD 3 Month + 3.25%), 5.56%, 01/27/21		4,372	4,311,892
Crown Holdings, Inc., Term Loan B, (EURIBOR 1 Month + 2.38%), 2.38%, 04/03/25	EUR	3,092	3,602,715
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.25%, 09/07/23	USD	9,021	9,038,713
Diamond BV, Term Loan, 09/06/24(p)	EUR	983	1,122,397
Envision Healthcare Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.25%, 12/01/23	USD	4,180	4,176,998
Financial & Risk US Holdings, Inc., Term Loan, 09/18/25(p)	EUR	2,740	3,198,400
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.21%, 04/26/24	USD	10,450	10,456,921
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.40%, 08/13/25(c)		10,890	10,944,450
Gates Global LLC, Term Loan, 04/01/24(p)	EUR	1,484	1,727,637
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.99%, 04/01/24	USD	15,662	15,750,603
Goldman Sachs Bank USA, Term Loan:
12/29/18(p)		33,968	33,968,066
(LIBOR USD 6 Month + 0.00%), 4.32% , 09/17/19		36,905	36,905,000
Goldman Sachs Lending Partners LLC, Term Loan:
(LIBOR USD 6 Month + 0.00%), 3.91% , 12/29/18		23,295	23,295,302
(LIBOR USD 1 Month + 0.00%), 4.32% , 09/17/19		14,744	14,744,000
Green Plains, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 7.75%, 08/29/23		26,955	27,257,971
HD Supply, Inc., Term Loan B4, (LIBOR USD 1 Month + 2.50%), 4.74%, 10/17/23		9,675	9,754,713

Security		Par (000)	Value
United States (continued)
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR USD 1 Month + 1.75%), 3.97%, 10/25/23	USD	20,108	$20,196,376
Houston Center, Term Loan, 12/09/22(c)(p)		33,000	33,000,000
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.99%, 02/01/22		10,050	10,073,591
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.49%, 08/05/22		8,284	8,348,272
Iqvia, Inc., Term Loan, (EURIBOR 3 Month + 2.00%), 2.75%, 03/07/24	EUR	3,184	3,701,981
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.74%, 08/18/22	USD	9,549	9,554,680
Jeld-Wen, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.39%, 12/14/24		5,478	5,489,015
KAR Auction Services, Inc., Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.94%, 03/09/23		9,696	9,736,215
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.91%, 04/03/25		2,842	2,844,153
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.43%, 02/22/24		14,615	14,653,584
LSTAR Securities Investments Ltd., Term Loan, (LIBOR USD 6 Month + 0.00%), 4.11%, 04/01/21(c)		107,938	107,560,691
MacDermid, Inc., Term Loan, (EURIBOR 1 Month + 2.50%), 3.25%, 06/07/20	EUR	1,331	1,546,463
McAfee LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.74%, 09/30/24	USD	14,523	14,634,839
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 8.50%), 10.74%, 09/29/25		12,710	12,932,425
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.24%, 03/21/25		18,186	18,200,322
Midcoast Operating LP, Term Loan, (LIBOR USD 6 Month + 5.50%), 7.84%, 06/30/25		10,335	10,347,919
Mission Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.76%, 01/17/24		545	547,665
Moffett Towers LLC, Term Loan, 06/09/21(c)(p)		23,989	23,929,511
National Response Corp., Term Loan, 06/05/24(c)(p)		21,342	21,235,471
Nexstar Broadcasting, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.76%, 01/17/24		3,899	3,914,874
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.90%, 11/08/22(c)		25,792	26,307,840
PLH Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 0.00%), 8.34%, 08/15/23(c)		9,670	9,476,600
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.09%, 04/01/25		22,636	22,834,317
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 02/05/23		6,177	6,202,560
Riata Corporate Park, Term Loan, (LIBOR USD 3 Month + 5.30%), 6.78%, 06/09/22(c)		20,000	20,000,000
Robertshaw Holdings Corp., Term Loan B25, (LIBOR USD 1 Month + 3.50%), 5.75%, 02/14/25		7,114	7,052,000
Robertshaw Holdings Corp., Term Loan B26, (LIBOR USD 1 Month + 8.00%), 10.25%, 02/27/26(c)		4,760	4,569,600
RoundPoint Mortgage Servicing Corp., Term Loan, (LIBOR USD 6 Month + 0.00%), 3.38%, 08/08/20		48,504	48,504,385

33

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.24%, 02/22/24	USD	9,580	$9,604,299
Scientific Games International, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.99% - 5.04%, 08/14/24		9,691	9,673,177
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 03/01/21		4,027	4,027,561
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.74%, 11/08/23		5,341	5,380,981
Solera LLC, Term Loan B, 03/03/23(p)	EUR	997	1,161,138
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.75%, 02/02/24	USD	9,604	9,627,759
SRS Distribution, Inc., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.44%, 05/23/25		7,855	7,794,438
SS&C Technologies Holdings, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.49%, 07/08/22		2,651	2,661,721
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 07/10/25		60,741	61,275,869
Starwood Austin, Term Loan, (LIBOR USD 3 Month + 1.55%), 3.80%, 11/01/24(c)		12,000	12,000,000
Summit Materials LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.24%, 11/21/24		9,667	9,679,034
Trans Union LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.24%, 04/10/23		16,812	16,839,583
Transdigm, Inc., Term Loan F, (LIBOR USD 1 Month + 2.50%), 4.74%, 06/09/23		9,628	9,660,697
Transdigm, Inc., Term Loan G, (LIBOR USD 1 Month + 2.50%), 4.74%, 08/22/24		4,168	4,179,455
Veritas US, Inc., Term Loan B1, (EURIBOR 1 Month + 4.50%), 5.50%, 01/27/23	EUR	3,896	4,372,534
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.21%, 12/20/24	USD	16,561	16,582,065
Vistra Operations Co. LLC, Term Loan B2, (LIBOR USD 1 Month + 2.25%), 4.49%, 12/14/23		10,360	10,381,425
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.16% - 4.24%, 12/31/25		11,980	11,988,960
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.99%, 04/29/23		5,244	5,249,086
XPO Logistics, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.23%, 02/24/25		9,740	9,783,830

			1,223,558,732

Total Floating Rate Loan Interests — 4.1% (Cost: $1,464,809,504)			1,466,257,544

Foreign Agency Obligations — 0.8%

Argentina — 0.0%
YPF SA:
8.75%, 04/04/24(a)		10,221	10,217,934
8.75%, 04/04/24		5,672	5,670,298

			15,888,232
Bahrain — 0.0%
CBB International Sukuk Co. 7SPC, 6.88%, 10/05/25(a)		2,236	2,319,850

Belgium — 0.0%
Belfius Bank SA, (EURIBOR 6 Month + 2.94%), 3.63%(b)(j)	EUR	200	193,587

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21		8,600	9,560,616
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(b)(j)	USD	3,179	2,950,907

Security		Par (000)	Value
China (continued)
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21	USD	5,700	$5,001,151
Inner Mongolia High - Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		2,832	2,643,106

			20,155,780
France — 0.1%
Electricite de France SA:
(EUR Swap Annual 7 Year + 3.02%), 4.25%(b)(j)	EUR	3,300	4,018,249
(EUR Swap Annual 8 Year + 2.44%), 4.13%(b)(j)		1,600	1,986,687
(EUR Swap Annual 6 Year + 3.44%), 4.00%(b)(j)		1,300	1,518,421
5.00%, 09/21/48(a)	USD	10,960	10,670,849

			18,194,206
India — 0.1%
Food Corp. of India, 9.95%, 03/07/22	INR	1,500,000	21,301,914
Power Finance Corp. Ltd., 3.75%, 12/06/27	USD	18,939	16,558,305
Rural Electrification Corp. Ltd.:
3.88%, 07/07/27		1,800	1,604,087
4.63%, 03/22/28		8,461	7,901,278

			47,365,584
Indonesia — 0.0%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	83,140,000	5,213,860
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21		113,300,000	7,101,446

			12,315,306
Mexico — 0.3%
Petroleos Mexicanos:
5.50%, 01/21/21	USD	49,440	51,042,350
5.35%, 02/12/28(a)		44,146	41,607,605
6.75%, 09/21/47		10,000	9,500,000

			102,149,955
Panama — 0.0%(a)
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36		6,778	6,981,340
AES Panama SRL, 6.00%, 06/25/22		2,623	2,701,690

			9,683,030
South Africa — 0.1%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)		19,386	19,313,302

Sri Lanka - 0.0%
SriLankan Airlines Ltd., 5.30%, 06/27/19		596	590,758

Supranational — 0.1%
European Financial Stability Facility, 0.88%, 07/26/27	EUR	23,870	27,953,992
European Investment Bank, 1.38%, 09/15/21		1,500	1,822,384

			29,776,376
Switzerland — 0.0%
Zuercher Kantonalbank, (EUR Swap Annual 5 Year + 1.85%), 2.63%, 06/15/27(b)		5,200	6,195,955

Total Foreign Agency Obligations — 0.8% (Cost: $301,755,204)			284,141,921

Foreign Government Obligations — 5.1%

Argentina — 0.9%
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	223,000	5,141,692
Provincia de Rio Negro, 7.75%, 12/07/25(a)	USD	10,500	7,573,125
Republic of Argentina:
9.00%, 11/29/18		27,629	27,729,900

34

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Argentina (continued)
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.50%), 42.56%, 03/11/19(b)	ARS	55,840	$1,350,804
6.25%, 04/22/19(q)	USD	49,275	49,275,000
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 39.25%, 03/01/20(b)	ARS	111,681	2,683,826
8.00%, 10/08/20	USD	24,040	23,864,768
3.38%, 10/12/20	CHF	3,005	2,939,474
6.88%, 04/22/21	USD	54,396	51,948,180
5.63%, 01/26/22		68,062	61,425,955
4.63%, 01/11/23		12,094	10,189,195
8.75%, 05/07/24		23,768	23,411,158
5.25%, 01/15/28	EUR	2,321	2,142,363
6.88%, 01/11/48	USD	33,943	26,008,824
7.13%, 06/28/2117		20,000	15,510,000

			311,194,264
Bahrain — 0.0%
Kingdom of Bahrain:
6.75%, 09/20/29(a)		3,932	3,818,955
7.50%, 09/20/47		1,619	1,562,335

			5,381,290
China — 0.0%
People’s Republic of China, 3.30%, 07/04/23	CNY	38,000	5,433,281

Colombia — 0.2%
Republic of Colombia, 4.38%, 07/12/21	USD	64,753	65,983,307

Egypt — 0.3%
Arab Republic of Egypt:
5.75%, 04/29/20		22,037	22,312,463
6.13%, 01/31/22		54,297	54,161,257
5.58%, 02/21/23(a)		12,337	11,920,626
4.75%, 04/16/26(a)	EUR	9,714	10,770,910

			99,165,256
Germany — 0.4%
Federal Republic of Germany:
0.00%, 04/14/23		59,352	69,423,752
0.10%, 04/15/26		48,410	61,754,567

			131,178,319
Greece — 0.0%
Hellenic Republic of Greece:
3.50%, 01/30/23		884	1,036,101
3.38%, 02/15/25(a)		685	775,794
3.75%, 01/30/28		1,804	2,026,950
3.90%, 01/30/33		1,885	1,998,706
4.00%, 01/30/37		3,900	3,948,388
4.20%, 01/30/42		3,673	3,722,916

			13,508,855
India — 0.2%
Republic of India, 7.59%, 03/20/29	INR	4,370,000	57,634,718

Indonesia — 0.6%
Republic of Indonesia:
5.88%, 03/13/20	USD	16,355	16,968,312
4.88%, 05/05/21		32,940	33,928,200
3.70%, 01/08/22		17,040	16,933,500
3.75%, 04/25/22		32,940	32,692,950
6.13%, 05/15/28	IDR	760,275,000	44,642,528
6.63%, 05/15/33		12,780,000	737,563
8.25%, 05/15/36		186,745,000	12,328,316
7.50%, 05/15/38		769,718,000	46,888,670

			205,120,039
Italy — 0.1%
Republic of Italy, 0.95%, 03/01/23	EUR	48,440	53,192,985

Security		Par (000)	Value
Japan — 1.3%
Japan Government CPI Linked Bond, 0.10%, 03/10/28	JPY	7,351,623	$67,550,559
Japan Government Ten Year Bond:
1.00%, 09/20/21		7,090,900	64,422,218
0.10%, 03/10/27		35,188,645	322,712,266

			454,685,043
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	8,796	8,351,802

Mexico — 0.0%
United Mexican States, 5.75%, 03/05/26	MXN	2,871	13,543,461

Russia — 0.1%
Russian Federation, 5.00%, 04/29/20	USD	49,200	50,036,400

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%, 04/17/30(a)		5,271	5,292,084

South Africa — 0.8%
Republic of South Africa:
6.88%, 05/27/19	USD	49,295	50,404,137
5.50%, 03/09/20		67,760	69,115,200
5.88%, 05/30/22		29,000	30,123,750
6.25%, 03/31/36	ZAR	1,490,104	75,014,941
8.50%, 01/31/37		486,746	30,569,353
6.50%, 02/28/41		188,440	9,278,552
8.75%, 02/28/48		432,485	27,198,275

			291,704,208
United Kingdom — 0.2%
U.K. Treasury Bonds, 3.50%, 01/22/45	GBP	33,536	57,694,787

Total Foreign Government Obligations — 5.1% (Cost: $1,907,916,148)			1,829,100,099

		Shares
Investment Companies — 0.6%
Invesco QQQ Trust		156,719	29,116,823
Kimbell Royalty Partners LP		36,442	714,992
iShares MSCI Brazil ETF(ac)		406,984	13,727,570
iShares J.P. Morgan USD Emerging Markets Bond ETF(ac)		1,106,180	119,257,266
iShares iBoxx High Yield Corporate Bond ETF(ac)		25,816	2,231,535
Financial Select Sector SPDR Fund		2,045,153	56,405,320

Total Investment Companies — 0.6% (Cost: $215,596,196)			221,453,506

		Par (000)
Municipal Bonds — 5.7%
Adams & Weld Counties School District No. 27J, Series 2017, GO, 5.00%, 12/01/42	USD	4,750	5,355,862
Alamo Community College District
Series 2017, GO, 5.00%, 08/15/35		3,360	3,837,624
Series 2017, GO, 5.00%, 08/15/36		3,340	3,798,181
Series 2017, GO, 5.00%, 08/15/37		4,265	4,825,421
Series 2017, GO, 5.00%, 08/15/38		4,185	4,717,750
American Municipal Power, Inc.
Series 2010B, RB, 7.83%, 02/15/41		4,015	5,744,501
Series 2009B, RB, 6.45%, 02/15/44		2,545	3,223,751
Arizona Health Facilities Authority (Banner Health), Series 2007B, VRDN, 2.38%, 01/01/37(r)		8,040	7,639,286
Arizona State University, Series 2017B, RB, 5.00%, 07/01/43		3,115	3,511,820
Bay Area Toll Authority
Series 2010S-1, RB, 6.92%, 04/01/40		12,435	16,699,708
Series 2010S-1, RB, 7.04%, 04/01/50		10,620	15,557,557
Berks County Industrial Development Authority
Series 2017, RB, 5.00%, 11/01/47		4,760	5,141,895
Series 2017, RB, 5.00%, 11/01/50		5,070	5,456,689

35

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47	USD	15,200	$15,199,848
Buena Park School District, Series 2018, GO, 5.00%, 08/01/47		2,420	2,726,880
California Health Facilities Financing Authority
Series 2016A, RB, 5.00%, 08/15/33		3,535	4,072,673
Series 2017A, RB, 5.00%, 08/15/47		4,460	4,887,759
California Infrastructure & Economic Development Bank
Series 2017, RB, 5.00%, 05/15/47		2,830	3,208,682
Series 2017, RB, 5.00%, 05/15/52		2,840	3,205,082
California Pollution Control Financing Authority (Poseidon Resources Channelside LP Desalination Project), Series 2012, RB, 5.00%, 11/21/45(a)		11,555	11,904,077
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-series G-2, RB, 8.36%, 10/01/34		7,255	10,464,612
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		4,800	5,305,008
Central Texas Regional Mobility Authority
Series 2015A, RB, 5.00%, 01/01/45		2,510	2,723,400
Series 2016, RB, 5.00%, 01/01/46		3,715	4,041,511
Chesapeake Bay Bridge & Tunnel District
Series 2016, RB, 5.00%, 07/01/41		2,560	2,855,245
Series 2016, RB, 5.00%, 07/01/51		2,060	2,227,313
City & County of Denver
Series 2016A, RB, 5.00%, 08/01/44		7,910	8,790,541
Series 2018A-1, RB, 5.00%, 08/01/48		6,010	6,661,604
City & County of Denver Airport System
Series 2017A, RB, 5.00%, 11/15/29		3,070	3,485,770
Series 2017A, RB, 5.00%, 11/15/30		2,455	2,777,145
City of Atlanta
Series 2015, RB, 5.00%, 11/01/40		2,365	2,617,227
Series 2018A, RB, 5.00%, 11/01/41		7,070	8,012,148
Series 2018B, RB, 5.00%, 11/01/47		4,760	5,366,472
City of Aurora
Series 2016, RB, 5.00%, 08/01/41		9,550	10,668,878
Series 2016, RB, 5.00%, 08/01/46		9,880	11,037,541
City of Austin Water & Wastewater System, Series 2014, RB, 5.00%, 11/15/43		4,450	4,899,717
City of Cartersville, Series 2018, RB, 5.00%, 06/01/48		4,730	5,340,406
City of Colorado Springs Utilities System, Series 2017A-2, RB, 5.00%, 11/15/42		2,375	2,684,652
City of Columbia Waterworks & Sewer System
Series 2018, RB, 5.00%, 02/01/42		3,625	4,128,766
Series 2018, RB, 5.00%, 02/01/48		4,025	4,563,585
City of Detroit Sewage Disposal System, Series 2006D, VRDN, 2.17%, 07/01/32(r)		5,685	5,452,483
City of Long Beach, Series 2017C, RB, 5.00%, 05/15/47		5,645	6,418,591

Security		Par (000)	Value
Municipal Bonds (continued)
City of New York
Series 2018F, Sub-series F-1, GO, 5.00%, 04/01/40	USD	6,990	$7,891,291
Series 2018F, Sub-series F-1, GO, 5.00%, 04/01/45		10,200	11,471,124
City of Philadelphia
Series 2017B, RB, 5.00%, 07/01/42		3,500	3,804,465
Series 2017B, RB, 5.00%, 07/01/47		5,000	5,415,600
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		3,805	5,427,072
City of San Antonio Electric & Gas Systems, Series 2013, RB, 5.00%, 02/01/48(s)		2,750	2,963,565
Clark County School District
Series 2018A, GO, 5.00%, 06/15/30		5,005	5,728,673
Series 2018A, GO, 5.00%, 06/15/31		5,370	6,117,665
Series 2018A, GO, 5.00%, 06/15/33		5,915	6,691,344
Series 2018A, GO, 5.00%, 06/15/34		5,695	$6,417,354
Colorado Health Facilities Authority (Catholic Health Initiatives), Series 2011A, RB, 5.25%, 02/01/31		2,745	2,870,282
Commonwealth Financing Authority
Series 2018A, RB, 3.86%, 06/01/38		5,975	5,755,897
Series 2016A, RB, 4.14%, 06/01/38		5,165	5,070,790
Commonwealth of Massachusetts
Series 2017F, GO, 5.00%, 11/01/42		4,970	5,611,528
Series 2018A, GO, 5.00%, 01/01/45		6,440	7,256,850
Series 2017F, GO, 5.00%, 11/01/45		4,960	5,587,787
Commonwealth of Massachusetts Transportation Fund (Rail Enhancement & Accelerated Bridge Programs), Series 2018A, RB, 5.00%, 06/01/48		9,650	10,937,793
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(m)		28,840	16,691,150
Connecticut State Health & Educational Facilities Authority
Series 2015F, RB, 5.00%, 07/01/45		4,850	5,128,147
Series 2015L, RB, 5.00%, 07/01/45		6,375	6,877,350
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		3,205	3,975,770
County of Anne Arundel, Series 2018, GO, 5.00%, 10/01/47		4,440	5,034,516
County of Clark
Series 2018A, GO, 5.00%, 06/01/43		8,650	9,773,808
Series 2018A, GO, 5.00%, 05/01/48		12,485	14,052,367
County of Franklin
Series 2018, RB, 5.00%, 06/01/43		6,730	7,699,793
Series 2018, RB, 5.00%, 06/01/48		8,455	9,635,741
County of King
Series 2017, RB, 5.00%, 07/01/42		2,940	3,316,908
Series 2015A, RB, 5.00%, 07/01/47		4,820	5,313,231
County of Miami-Dade
Series 2016B, RB, 2.50%, 10/01/24		7,250	6,824,062
Series 2017D, RB, 3.35%, 10/01/29		1,485	1,403,993

36

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
Series 2017D, RB, 3.45%, 10/01/30	USD	2,725	$2,567,522
Series 2017D, RB, 3.50%, 10/01/31		2,555	2,404,178
Series 2018C, RB, 4.06%, 10/01/31		4,765	4,678,944
Series 2016A, GO, 5.00%, 07/01/35		2,640	2,969,446
Series 2017B, RB, 5.00%, 10/01/40		4,530	4,977,202
Dallas Area Rapid Transit
Series 2016A, RB, 5.00%, 12/01/41		4,965	5,539,649
Series 2016A, RB, 5.00%, 12/01/46		6,590	7,330,386
Dallas-Fort Worth International Airport
Series 2012D, RB, 5.00%, 11/01/42		3,440	3,613,995
Series 2013A, RB, 5.00%, 11/01/43(s)		4,170	4,348,893
Denton Independent School District, Series 2018, GO, 5.00%, 08/15/43		7,490	8,406,776
District of Columbia
Series 2015, RB, 5.00%, 07/15/34		3,280	3,633,879
Series 2015, RB, 5.00%, 07/15/35		3,280	3,622,694
Series 2017D, GO, 5.00%, 06/01/42		4,500	5,079,420
District of Columbia Water & Sewer Authority, Series 2018B, RB, 5.00%, 10/01/49		3,840	4,348,454
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		8,380	9,066,406
General Authority of Southcentral Pennsylvania Series 2014A, RB, 5.00%, 06/01/44		2,595	2,785,032
Golden State Tobacco Securitization Corp., Series 2017A-1, RB, 5.00%, 06/01/27		5,000	5,696,400
Grand Parkway Transportation Corp.
Series 2018A, RB, 5.00%, 10/01/43		13,905	15,637,841
Series 2018A, RB, 5.00%, 10/01/48		5,000	5,597,300

Security		Par (000)	Value
Municipal Bonds (continued)
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40	USD	2,550	$2,595,364
Great Lakes Water Authority Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		2,535	2,917,101
Hampton Roads Transportation Accountability Commission, Series 2018A, RB, 5.00%, 07/01/48		5,000	5,672,400
Health & Educational Facilities Authority of the State of Missouri
Series 2016, RB, 5.00%, 11/15/29		2,685	3,030,694
Series 2016A, RB, 3.65%, 01/15/46		3,100	2,911,737
Series 2016B, RB, 3.09%, 09/15/51		12,140	10,065,031
Series 2017A, RB, 3.65%, 08/15/57		11,885	10,968,429
Indiana Housing & Community Development Authority, Series 2018A, RB, 3.80%, 07/01/38		2,530	2,522,916
JobsOhio Beverage System, Series 2013B, RB, 3.99%, 01/01/29		7,370	7,403,755
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50		2,910	3,063,357
Las Vegas Valley Water District, Series 2016A, GO, 5.00%, 06/01/46		2,825	3,133,603
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		2,995	3,195,156
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		8,230	11,332,875

37

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bond (continued)
Los Angeles County Metropolitan Transportation Authority, Series 2017A, RB, 5.00%, 07/01/42	USD	2,655	$3,034,399
Los Angeles Department of Water & Power System
Series 2010D, RB, 6.57%, 07/01/45		3,725	5,122,508
Series 2010A, RB, 6.60%, 07/01/50		10,855	15,216,430
Maryland Economic Development Corp. (Purple Line Light Rail Project), Series 2016D, RB, 5.00%, 03/31/41		3,325	3,564,699
Maryland Health & Higher Educational Facilities Authority, Series 2014, RB, 5.25%, 07/01/27		4,105	4,552,486
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program), Series 2016, RB, 5.00%, 05/01/41		4,260	4,721,017
Massachusetts Bay Transportation Authority
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/39		2,530	2,852,297
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/40		2,660	2,994,575
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/41		2,770	3,116,167
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/42		2,920	3,282,547
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/43		2,350	2,639,873
Massachusetts Development Finance Agency
Series 2018J-2, RB, 5.00%, 07/01/43		6,420	6,938,993
Series 2017, RB, 5.00%, 09/01/45		2,650	2,930,662
Series 2016Q, RB, 5.00%, 07/01/47		6,715	7,312,098
Series 2018J-2, RB, 5.00%, 07/01/48		15,800	17,011,070
Series 2018J-2, RB, 5.00%, 07/01/53		6,740	7,228,583
Massachusetts Educational Financing Authority, Series 2015A, RB, 5.00%, 01/01/22		3,250	3,506,003
Massachusetts Housing Finance Agency
Series 2014E, RB, 3.80%, 12/01/29		100	101,423
Series 2014E, RB, 4.05%, 12/01/34		105	106,483
Series 2014B, RB, 4.30%, 12/01/34		3,055	3,121,568
Series 2015A, RB, 4.25%, 12/01/35		2,000	2,051,160
Series 2014E, RB, 4.20%, 12/01/39		110	110,823
Series 2014B, RB, 4.50%, 12/01/39		2,505	2,569,854
Series 2015A, RB, 4.35%, 12/01/40		1,000	1,021,100
Series 2014B, RB, 4.60%, 12/01/44		2,650	2,719,642
Series 2014B, RB, 4.70%, 12/01/47		2,750	2,831,098
Series 2015A, RB, 4.50%, 12/01/48		3,150	3,226,482
Massachusetts Port Authority, Series 2016B, RB, 5.00%, 07/01/43		4,340	4,744,314
Massachusetts School Building Authority, Series 2018A, RB, 5.25%, 02/15/48		7,070	8,105,543
Massachusetts Water Resources Authority, Series 2016C, RB, 5.00%, 08/01/40		2,240	2,513,930
Mesquite Independent School District, Series 2017B, GO, 5.00%, 08/15/42		4,460	4,974,996
Metropolitan Atlanta Rapid Transit Authority

Security		Par (000)	Value
Municipal Bond (continued)
Series 2015A, RB, 5.00%, 07/01/41	USD	4,760	$5,266,892
Series 2015A, RB, 5.00%, 07/01/42		4,760	5,263,846
Series 2015B, RB, 5.00%, 07/01/45		3,740	4,174,027
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center), Series 2016A, RB, 5.00%, 07/01/46		5,000	5,413,050
Metropolitan St. Louis Sewer District
Series 2017A, RB, 5.00%, 05/01/42		8,130	9,213,729
Series 2017A, RB, 5.00%, 05/01/47		6,135	6,918,439
Metropolitan Transportation Authority
Series 2010C-1, RB, 6.69%, 11/15/40		4,830	6,322,760
Series 2017A, RB, 5.00%, 11/15/42		4,350	4,876,437
Series 2017A, Sub-Series A-1, RB, 5.25%, 11/15/57		5,945	6,666,128
Metropolitan Washington Airports Authority
Series 2016A, RB, 5.00%, 10/01/32		7,080	7,935,830
Series 2018A, RB, 5.00%, 10/01/43		7,410	8,235,103
Metropolitan Washington Airports Authority Dulles Toll Road
Series 2009D, RB, 7.46%, 10/01/46		4,495	6,404,925
Series 2014A, RB, 5.00%, 10/01/53		3,400	3,571,088
Miami-Dade County Educational Facilities Authority
Series 2018A, RB, 5.00%, 04/01/48		4,700	5,165,770
Series 2015B, RB, 5.07%, 04/01/50		5,095	5,563,332
Series 2018A, RB, 5.00%, 04/01/53		10,145	11,074,181
Michigan Finance Authority
Series 2014, RB, 5.00%, 06/01/39		4,160	4,511,270
Series 2016, RB, 5.00%, 11/15/41		2,620	2,860,726
Series 2017A-MI, RB, 5.00%, 12/01/47		14,950	15,996,650
Michigan State Housing Development Authority
Series 2018B, RB, 3.55%, 10/01/33		2,830	2,784,663
Series 2018A, RB, 4.00%, 10/01/43		2,710	2,705,745
Series 2018A, RB, 4.05%, 10/01/48		1,250	1,247,838
Series 2018A, RB, 4.15%, 10/01/53		6,460	6,448,114
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		4,590	4,831,755
New Jersey Economic Development Authority (College Avenue Redevelopment Project), Series 2013, RB, 5.00%, 06/15/38		5,000	5,495,200
New Jersey Educational Facilities Authority
Series 2017A, RB, 5.00%, 07/01/27		2,060	2,378,249
Series 2017A, RB, 5.00%, 07/01/28		1,000	1,149,510
Series 2017A, RB, 5.00%, 07/01/30		1,000	1,139,620
Series 2017A, RB, 5.00%, 07/01/31		1,000	1,134,710
Series 2017A, RB, 5.00%, 07/01/33		1,000	1,127,390
Series 2017A, RB, 5.00%, 07/01/34		1,000	1,123,350

38

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bond (continued)
New Jersey Transportation Trust Fund Authority
Series 2016A-1, Sub-series A-2, RB, 5.00%, 06/15/27	USD	4,600	$5,124,538
Series 2016A, Sub-Series A-1, RB, 5.00%, 06/15/29		3,670	4,054,322
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		1,240	1,331,971
New York City Housing Development Corp.
Series 2018C-1-A, RB, 3.70%, 11/01/38		2,940	2,882,670
Series 2018C-1-B, RB, 3.85%, 11/01/43		8,840	8,755,490
Series 2018C-1-A, RB, 4.00%, 11/01/53		9,425	9,319,440
New York City Transitional Finance Authority Building Aid
Series 2018, Sub-Series S-4B, RB, 2.62%, 07/15/21		4,815	4,738,634
Series 2015S-2, RB, 5.00%, 07/15/40		2,650	2,916,696
New York City Transitional Finance Authority Future Tax Secured
Series 2018, Sub-series C-4, RB, 3.55%, 05/01/25		13,745	13,631,054
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		12,445	11,789,771
Series 2017B, RB, 5.00%, 08/01/31		1,760	2,011,874
Series 2016E, Sub-Series E-1, RB, 5.00%, 02/01/35		2,945	3,294,925
Series 2017A, Sub-Series A-1, RB, 5.00%, 05/01/36		2,810	3,143,997
New York City Water & Sewer System
Series 2018FF, RB, 5.00%, 06/15/39		9,990	11,318,770
Series 2018FF, RB, 5.00%, 06/15/40		7,150	8,101,022
Series 2010AA, RB, 5.75%, 06/15/41		5,525	6,849,950
Series 2011AA, RB, 5.44%, 06/15/43		4,775	5,738,070
Series 2017DD, RB, 5.00%, 06/15/47		5,150	5,750,902
New York Convention Center Development Corp.
Series 2015, RB, 5.00%, 11/15/40		2,670	2,938,015
Series 2016A, RB, 5.00%, 11/15/46		6,730	7,462,964
New York Liberty Development Corp. (3 World Trade Centre Project), Series 2014, RB, 5.00%, 11/15/44(a)		5,800	6,025,620
New York State Dormitory Authority
Series 2016A, RB, 5.00%, 02/15/31		2,300	2,627,152
Series 2015B, RB, 5.00%, 03/15/32		4,330	4,901,690
Series 2017B, RB, 5.00%, 02/15/36		4,900	5,551,945
Series 2017B, RB, 5.00%, 02/15/37		2,440	2,756,614
Series 2017B, RB, 5.00%, 02/15/38		2,480	2,801,805
Series 2018B, RB, 5.00%, 10/01/38		7,650	8,837,892
Series 2017B, RB, 5.00%, 02/15/39		2,480	2,789,628
Series 2018A, RB, 5.00%, 03/15/39		7,615	8,645,538
Series 2017B, RB, 5.00%, 02/15/40		2,445	2,744,268
Series 2017B, RB, 5.00%, 02/15/41		4,900	5,495,791
Series 2018A, RB, 5.00%, 03/15/41		4,690	5,312,504
Series 2017B, RB, 5.00%, 02/15/42		6,625	7,425,101
Series 2018A, RB, 5.00%, 03/15/42		4,690	5,308,423
Series 2017B, RB, 5.00%, 02/15/43		4,010	4,491,040
Series 2018A, RB, 5.00%, 03/15/43		4,690	5,304,390
Series 2017A, RB, 5.00%, 03/15/43		4,865	5,443,984
Series 2018A, RB, 5.00%, 10/01/48		3,015	3,824,467
New York State Urban Development Corp.
Series 2017B, RB, 2.86%, 03/15/24		15,055	14,645,353
Series 2017B, RB, 3.12%, 03/15/25		7,650	7,440,773

Security		Par (000)	Value
Municipal Bond (continued)
Series 2017D, RB, 3.32%, 03/15/29	USD	10,345	$9,947,959
New York Transportation Development Corp.
Series 2016, RB, 5.00%, 08/01/20		6,000	6,230,460
Series 2016A, RB, 5.00%, 07/01/41		945	998,005
Series 2016A, RB, 5.00%, 07/01/46		3,480	3,666,041
Series 2016A, RB, 5.25%, 01/01/50		10,150	10,800,412
North Carolina Capital Facilities Finance Agency (Duke University Project), Series 2015B, RB, 5.00%, 10/01/55		5,000	5,540,400
Ohio Turnpike & Infrastructure Commission, Series 2013A, RB, 5.00%, 02/15/48		5,020	5,436,660
Oklahoma Development Finance Authority
Series 2018B, RB, 5.25%, 08/15/43		1,150	1,257,376
Series 2018B, RB, 5.25%, 08/15/48		2,000	2,178,260
Series 2018B, RB, 5.50%, 08/15/57		13,360	14,716,708
Omaha Public Power District, Series 2017A, RB, 5.00%, 02/01/42		5,570	6,322,730
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		11,590	15,250,702
Oregon School Boards Association
Series 2002B, GO, 5.49%, 06/30/23		11,180	12,233,939
Series 2005A, GO, 4.76%, 06/30/28		12,680	13,388,305
Pennsylvania Economic Development Financing Authority
Series 2015, RB, 5.00%, 12/31/22		3,000	3,261,180
Series 2015, RB, 5.00%, 12/31/38		3,440	3,674,023
Pennsylvania State University
Series 2018, RB, 5.00%, 09/01/43		2,400	2,736,000
Series 2018, RB, 5.00%, 09/01/48		2,995	3,398,037
Pennsylvania Turnpike Commission
Series 2018B, RB, 5.00%, 12/01/43		9,410	10,379,324
Series 2018A, RB, 5.00%, 12/01/48		30,750	34,330,223
Port Authority of New York & New Jersey
Series 181, RB, 4.96%, 08/01/46		3,070	3,427,778
Series 180-1, RB, 5.00%, 11/15/47		2,240	2,465,389
Series 174, RB, 4.46%, 10/01/62		10,250	10,621,768
Series 192, RB, 4.81%, 10/15/65		5,135	5,604,596
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		2,495	2,735,368
Public Finance Authority (Denver International Airport Great Hall Project), Series 2017, RB, 5.00%, 09/30/49		5,000	5,362,900
Public Power Generation Agency, Series 2016A, RB, 5.00%, 01/01/35		2,790	3,091,655
Railsplitter Tobacco Settlement Authority, Series 2017, RB, 5.00%, 06/01/25		3,000	3,377,220
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		4,280	4,618,077
Sacramento County Sanitation Districts Financing Authority, Series 2035B, VRDN, 2.09%, 12/01/35(r)		5,680	5,548,451
Salt Lake City Corp.
Series 2017A, RB, 5.00%, 07/01/47		8,740	9,561,473
Series 2017B, RB, 5.00%, 07/01/47		3,020	3,363,465
Salt River Project Agricultural Improvement & Power District
Series 2017A, RB, 5.00%, 01/01/36		5,000	5,767,150
Series 2015A, RB, 5.00%, 12/01/45		17,230	19,109,965
San Antonio Water System, Series 2015B, RB, 5.00%, 05/15/39		11,860	13,124,039
San Diego County Regional Airport Authority, Series 2017A, RB, 5.00%, 07/01/47		4,410	4,932,717
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		3,535	4,031,349

39

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bond (continued)
San Diego Unified School District, Series 2017I, GO, 5.00%, 07/01/41	USD	6,230	$7,135,655
San Francisco City & County Airport Comm-San Francisco International Airport
Series 2016B, RB, 5.00%, 05/01/46		8,920	9,741,800
Series 2017A, RB, 5.00%, 05/01/47		4,940	5,434,988
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 2.96%, 08/01/24		9,610	9,369,077
South Carolina Ports Authority, Series 2015, RB, 5.00%, 07/01/45		4,000	4,325,120
South Carolina Public Service Authority
Series 2016D, RB, 2.39%, 12/01/23		7,835	7,282,162
Series 2015, RB, 5.00%, 12/01/29		1,120	1,224,608
Series 2014A, RB, 5.00%, 12/01/49		4,980	5,206,789
Series 2015A, RB, 5.00%, 12/01/50		4,980	5,229,896
South Jersey Port Corp., Series 2017B, RB, 5.00%, 01/01/48		1,500	1,598,175
State of California
Series 2017, GO, 2.25%, 10/01/23		17,875	17,069,731
Series 2009, GO, 7.50%, 04/01/34		9,165	12,672,720
Series 2009, GO, 7.55%, 04/01/39		4,840	7,064,367
Series 2009, GO, 7.30%, 10/01/39		7,375	10,297,049
Series 2009, GO, 7.35%, 11/01/39		4,170	5,856,306
State of Connecticut, Series 2017A, GO, 3.31%, 01/15/26		12,185	11,730,134
State of Illinois
Series 2018A, GO, 5.00%, 05/01/20		3,750	3,867,787
Series 2017D, GO, 5.00%, 11/01/22		4,630	4,859,463
Series 2017D, GO, 5.00%, 11/01/24		11,930	12,594,262
Series 2017A, GO, 5.00%, 12/01/24		2,380	2,512,756
Series 2017D, GO, 5.00%, 11/01/25		32,230	34,016,187
State of Minnesota
Series 2018A, GO, 5.00%, 08/01/31		3,795	4,511,610
Series 2018A, GO, 5.00%, 08/01/32		4,720	5,588,952
Series 2018A, GO, 5.00%, 08/01/34		4,740	5,559,356
Series 2018A, GO, 5.00%, 08/01/35		4,840	5,649,684
State of New York Mortgage Agency, Series 188, RB, 3.85%, 10/01/34		3,345	3,355,570
State of Ohio
Series 2017A, GO, 5.00%, 05/01/30		3,350	3,813,774
Series 2017A, GO, 5.00%, 03/15/32		6,760	7,557,883
Series 2017A, GO, 5.00%, 05/01/34		3,070	3,451,662
Series 2017A, GO, 5.00%, 05/01/35		3,070	3,441,900
Series 2017A, GO, 5.00%, 05/01/36		7,370	8,239,439
Series 2017A, GO, 5.00%, 05/01/37		5,625	6,267,263
State of Texas
Series 2016, GO, 5.00%, 04/01/40		3,580	4,009,063
Series 2016, GO, 5.00%, 04/01/43		5,730	6,396,514
State of Washington
Series R-2015C, GO, 5.00%, 07/01/30		11,560	13,000,838
Series R-2017A, GO, 5.00%, 08/01/30		3,035	3,494,560
Series R-2016B, GO, 5.00%, 07/01/31		4,000	4,550,920
Series 2016A-1, GO, 5.00%, 08/01/40		7,030	7,782,421
Series 2018B, GO, 5.00%, 08/01/40		2,980	3,357,894
Series 2017D, GO, 5.00%, 02/01/41		4,880	5,464,624
Series 2018B, GO, 5.00%, 08/01/41		3,130	3,524,380
Series 2018B, GO, 5.00%, 08/01/42		3,320	3,735,598
State of West Virginia
Series 2018B, GO, 5.00%, 06/01/40		6,540	7,424,273

Security		Par (000)	Value
Municipal Bond (continued)
Series 2018B, GO, 5.00%, 12/01/40	USD	6,750	$7,662,668
Series 2018B, GO, 5.00%, 12/01/41		6,440	7,305,085
State of Wisconsin
Series 2017C, RB, 3.15%, 05/01/27		8,980	8,613,347
Series 2017B, GO, 5.00%, 05/01/32		2,670	3,013,869
Series 2017B, GO, 5.00%, 05/01/33		2,440	2,746,464
Series 2017-3, GO, 5.00%, 11/01/33		4,590	5,294,840
Series 2017B, GO, 5.00%, 05/01/34		3,170	3,564,094
Series 2017B, GO, 5.00%, 05/01/36		3,940	4,417,292
Series 2017B, GO, 5.00%, 05/01/38		3,975	4,451,483
Sumter Landing Community Development District, Series 2016, RB, 4.17%, 10/01/47		2,555	2,526,307
Tennessee Housing Development Agency
Series 2018-3, RB, 3.75%, 07/01/38		2,665	2,606,583
Series 2018-3, RB, 3.85%, 07/01/43		1,255	1,227,465
Series 2018-3, RB, 3.95%, 01/01/49		1,000	972,390
Texas A&M University
Series 2017B, RB, 2.76%, 05/15/26		13,425	12,727,169
Series 2017B, RB, 2.84%, 05/15/27		5,965	5,632,153
Texas Municipal Gas Acquisition & Supply Corp.
Series 2006B, VRDN, 2.26%,12/15/26(r)		5,530	5,459,161
Series 2008D, RB, 6.25%,12/15/26		2,210	2,540,638
Texas Private Activity Bond Surface Transportation Corp.
Series 2016, RB, 5.00%, 12/31/50		4,095	4,352,821
Series 2016, RB, 5.00%, 12/31/55		3,580	3,793,833
Texas Water Development Board
Series 2018B, RB, 5.00%, 10/15/38(s)		7,340	8,423,384
Series 2018A, RB, 5.00%, 10/15/43		6,940	7,886,269
Series 2017A, RB, 5.00%, 10/15/47		2,770	3,121,485
Series 2018B, RB, 5.00%, 04/15/49(s)		42,730	48,645,541
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		19,355	19,338,935
Tobacco Settlement Financing Corp., Series 2007A-1, RB, 6.71%, 06/01/46		12,670	12,559,771
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		4,460	4,763,414
University of California
Series 2017AX, RB, 3.06%, 07/01/25		4,795	4,653,548
Series 2013AJ, RB, 4.60%, 05/15/31		5,115	5,423,537
University of California Medical Centre
Series 2016L, RB, 5.00%, 05/15/47		4,095	4,531,404
Series 2009F, RB, 6.58%, 05/15/49		11,840	15,521,648
University of Delaware
Series 2010A, RB, 5.87%, 11/01/40		7,500	9,099,000
Series 2018, RB, 4.22%, 11/01/58		5,850	5,799,690
University of Houston
Series 2017A, RB, 5.00%, 02/15/33		2,730	3,073,134
Series 2017A, RB, 5.00%, 02/15/34		2,555	2,867,170
Series 2017A, RB, 5.00%, 02/15/35		5,685	6,359,753
Series 2017A, RB, 5.00%, 02/15/36		6,840	7,628,105
University of Massachusetts Building Authority, Series 2013-1, RB, 5.00%, 11/01/39(s)		5,000	5,437,400
University of Oregon, Series 2016A, RB, 5.00%, 04/01/46		3,430	3,800,063
University of Texas, Series 2017A, RB, 3.38%, 07/01/47		9,780	8,921,707
Upper Arlington City School District, Series 2018A, GO, 5.00%, 12/01/48		6,205	7,017,359
Virginia Small Business Financing Authority
Series 2017, RB, 5.00%, 12/31/47		2,900	3,105,407

40

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bond (continued)
Series 2017, RB, 5.00%, 12/31/52	USD	6,800	$7,245,536
Series 2017, RB, 5.00%, 12/31/56		5,720	6,086,080
Washington State Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/58		19,020	20,928,657
Weld County School District No. 4, Series 2016, GO, 5.25%, 12/01/41		4,165	4,761,136
West Virginia Hospital Finance Authority
Series 2016A, RB, 5.00%, 06/01/19		2,840	2,895,636
Series 2016A, RB, 5.00%, 06/01/20		3,065	3,198,205
Series 2016A, RB, 5.00%, 06/01/21		3,050	3,250,904
Series 2016A, RB, 5.00%, 06/01/22		3,335	3,623,844
Series 2016A, RB, 5.00%, 06/01/23		2,765	3,053,334
Series 2016A, RB, 5.00%, 06/01/24		2,955	3,304,695
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc.), Series 2015, RB, 5.00%, 12/15/44		2,350	2,488,415

Total Municipal Bonds — 5.7% (Cost: $2,093,457,979)			2,067,331,757

Non-Agency Mortgage-Backed Securities — 6.2%

Collateralized Mortgage Obligations — 2.8%

Cayman Islands — 0.0%(a)(d)
LSTAR Securities Investment Ltd., Series 2018-1, Class A, 3.65%, 02/01/23		12,782	12,823,479
LSTAR Securities Investment Ltd. LLC, Series 2017-8, Class A, 3.76%, 11/01/22		2,426	2,426,628

			15,250,107
Ireland — 0.0%
Bluestep Mortgage Securities No. 2 Ltd., Series 2, Class AB, 1.65%, 11/10/55(d)	SEK	21,593	2,439,247

Spain — 0.0%
SRF FT(d):
Series 2017-1, Class B, 1.58%, 04/26/63	EUR	3,400	3,985,565
Series 2017-1, Class C, 2.18%, 04/26/63		800	933,895
Series 2017-1, Class D, 2.28%, 04/26/63		1,200	1,396,081

			6,315,541
United Kingdom — 0.7%(d)
Castell plc, Series 2017-1, Class X, 4.99%, 10/25/44	GBP	2,366	3,083,013
Eurosail plc:
Series 2006-2X, Class A2C, 0.96%, 12/15/44		9,038	11,641,511
Series 2006-4X, Class A3A, 0.00%, 12/10/44	EUR	1,276	1,466,991
Series 2006-4X, Class A3C, 0.96%, 12/10/44	GBP	1,016	1,310,685
Eurosail UK plc:
Series 2007-4X, Class A3, 1.75%, 06/13/45		1,815	2,362,425
Series 2007-4X, Class A4, 1.75%, 06/13/45		3,545	4,543,970
Finsbury Square plc:
Series 2016-1, Class B, 3.65%, 02/16/58		4,585	6,040,678
Series 2016-2, Class B, 2.60%, 08/16/58		2,890	3,796,414
Series 2016-2, Class C, 3.10%, 08/16/58		3,448	4,534,606
Series 2017-1, Class C, 2.75%, 03/12/59		3,360	4,408,760
FSQ:
Series 2018-1, Class B, 1.80%, 09/12/65		1,982	2,574,799
Series 2018-1, Class C, 2.10%, 09/12/65		1,857	2,405,650
Series 2018-1, Class D, 2.40%, 09/12/65		1,273	1,653,945
Gemgarto plc:
Series 2015-2, Class B, 3.15%, 02/16/54		1,560	2,051,028
Series 2018-1, Class C, 2.09%, 09/16/65		976	1,248,490

Security		Par (000)	Value
United Kingdom (continued)
Series 2018-1, Class D, 2.39%, 09/16/65	GBP	335	$426,969
Gosforth Funding plc, Series 2014-1, Class A2, 1.34%, 10/19/56		2,190	2,854,771
Great Hall Mortgages No. 1 plc, Series 2007-2X, Class BA, 1.10%, 06/18/39		17,570	20,658,847
Hawksmoor Mortgages plc, Series 2016-1, Class B, 2.41%, 05/25/53		11,696	15,312,587
Ludgate Funding plc:
Series 2007-1, Class BB, 0.00%, 01/01/61	EUR	3,043	3,165,887
Series 2007-1, Class MB, 0.00%, 01/01/61		2,536	2,648,202
Newgate Funding plc, Series 2006-1, Class BB, 0.00%, 12/01/50		1,720	1,845,795
Paragon Mortgages No. 10 plc, Series 10X, Class B1B, 0.22%, 06/15/41		205	229,962
Paragon Mortgages No. 11 plc, Series 11X, Class BB, 0.16%, 10/15/41		834	928,731
Paragon Mortgages No. 12 plc, Series 12X, Class B1B, 0.16%, 11/15/38		1,059	1,179,457
Paragon Mortgages No. 13 plc:
Series 13X, Class A2C, 2.52%, 01/15/39	USD	3,587	3,375,478
Series 13X, Class B1B, 0.06%, 01/15/39	EUR	2,655	2,886,976
Paragon Mortgages No. 14 plc, Series 14X, Class BB, 0.04%, 09/15/39		6,666	6,960,209
Paragon Mortgages No. 23 plc, Series 23, Class C, 2.95%, 01/15/43	GBP	4,450	5,844,443
Paragon Mortgages No. 25 plc:
Series 25, Class B, 1.75%, 05/15/50		3,805	4,868,198
Series 25, Class C, 2.10%, 05/15/50		2,985	3,859,964
Residential Mortgage Securities 29 plc:
Series 29, Class B, 2.20%, 12/20/46		10,055	13,184,413
Series 29, Class C, 2.50%, 12/20/46		2,504	3,283,521
Residential Mortgage Securities 30 plc, Series 30, Class C, 2.50%, 03/20/50		610	798,894
Ripon Mortgages plc:
Series 1X, Class B2, 2.00%, 08/20/56		1,991	2,587,863
Series 1X, Class C1, 2.30%, 08/20/56		15,430	20,029,205
RMAC Securities No. 1 plc, Series 2007-NS1X, Class M1C, 0.00%, 06/12/44	EUR	3,397	3,655,839
RMAC Securities No.1 plc, Series 2006-NS1X, Class M1C, 0.00%, 06/12/44		194	212,592
Trinity Square plc, Series 2015-1X, Class B, 2.15%, 07/15/51	GBP	875	1,145,153
Warwick Finance Residential Mortgages No. 1 plc:
Series 1, Class A, 1.80%, 09/21/49		9,176	11,994,606
Series 1, Class B, 2.00%, 09/21/49		26,155	34,101,744
Warwick Finance Residential Mortgages No. 2 plc, Series 2, Class C, 2.60%, 09/21/49		12,700	16,638,329

			237,801,600
United States — 2.1%
Ajax Mortgage Loan Trust:
Series 2018-B, Class A, 3.75%, 02/26/57	USD	24,638	24,246,577
Series 2018-B, Class B, 0.00%, 02/26/57(a)(c)		10,525	4,592,908
Alternative Loan Trust:
Series 2005-22T1, Class A1, 2.57%, 06/25/35(d)		13,062	11,821,283
Series 2005-72, Class A3, 2.82%, 01/25/36(d)		3,809	3,311,756
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		5,233	4,139,443
Series 2006-15CB, Class A1, 6.50%, 06/25/36		962	738,793
Series 2006-23CB, Class 2A5, 2.62%, 08/25/36(d)		10,325	4,026,413
Series 2006-34, Class A3, 2.92%, 11/25/46(d)		7,285	4,443,757

41

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	USD	4,048	$3,417,257
Series 2006-J7, Class 2A1, 2.52%, 11/20/46(d)		7,828	5,515,241
Series 2006-OA11, Class A4, 2.41%, 09/25/46(d)		6,101	5,503,799
Series 2006-OA14, Class 1A1, 3.57%, 11/25/46(d)		20,067	17,591,332
Series 2006-OA16, Class A4C, 2.56%, 10/25/46(d)		12,120	8,103,989
Series 2006-OA21, Class A1, 2.36%, 03/20/47(d)		6,997	5,997,815
Series 2006-OA6, Class 1A2, 2.43%, 07/25/46(d)		11,821	11,770,766
Series 2006-OC10, Class 2A3, 2.45%, 11/25/36(d)		4,502	3,539,690
Series 2006-OC7, Class 2A3, 2.47%, 07/25/46(d)		8,022	6,407,661
Series 2007-25, Class 1A3, 6.50%, 11/25/37		30,965	23,188,119
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,207	891,197
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		6,528	4,747,582
Series 2007-OA2, Class 1A1, 2.68%, 03/25/47(d)		17,945	15,074,300
Series 2007-OA3, Class 1A1, 2.36%, 04/25/47(d)		6,089	5,827,678
Series 2007-OA3, Class 2A2, 2.40%, 04/25/47(d)		689	136,859
Series 2007-OA8, Class 2A1, 2.40%, 06/25/47(d)		1,354	1,057,526
Series 2007-OH2, Class A2A, 2.46%, 08/25/47(d)		1,876	1,453,690
American Home Mortgage Assets Trust(d):
Series 2006-3, Class 2A11, 2.78%, 10/25/46		4,302	3,953,650
Series 2006-4, Class 1A12, 2.43%, 10/25/46		9,561	7,147,809
Series 2006-5, Class A1, 2.76%, 11/25/46		13,445	7,618,819
APS Resecuritization Trust(a)(d):
Series 2016-1, Class 1MZ, 4.51%, 07/31/57		17,433	5,177,656
Series 2016-3, Class 3A, 5.07%, 09/27/46(c)		20,660	20,969,866
Series 2016-3, Class 4A, 4.82%, 04/27/47(c)		5,339	5,232,298
AX MTG LN TR, Series 2018-D, 3.75%, 08/25/58		34,373	34,373,000
Banc of America Funding Trust(a)(c)(d):
Series 2014-R2, Class 1C, 0.00%, 11/26/36		11,572	2,316,639
Series 2016-R2, Class 1A1, 4.70%, 05/01/33		4,893	5,016,850
Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 2.54%, 11/25/36(d)		4,310	4,447,681
Bear Stearns Asset-Backed Securities I Trust(e):
Series 2005-AC9, Class A5, 6.25%, 12/25/35		4,573	4,452,092
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36		5,464	4,826,204
Bear Stearns Mortgage Funding Trust(d):
Series 2006-SL1, Class A1, 2.50%, 08/25/36		5,449	5,449,892
Series 2007-AR2, Class A1, 2.39%, 03/25/37		255	232,928
Series 2007-AR3, Class 1A1, 2.36%, 03/25/37		3,374	3,259,714
Series 2007-AR4, Class 2A1, 2.43%, 06/25/37		2,734	2,643,600
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		76,958	58,902,104
CHL Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 3.63%, 11/25/35(d)		2,273	2,024,856
Series 2006-OA4, Class A1, 2.80%, 04/25/46(d)		35,404	18,670,907
Series 2006-OA5, Class 3A1, 2.42%, 04/25/46(d)		2,197	2,042,888
Series 2007-15, Class 2A2, 6.50%, 09/25/37		20,287	15,472,632
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(a)(d)		44,057	43,107,954
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37		6,943	6,169,908
Series 2008-2, Class 1A1, 6.50%, 06/25/38		8,789	7,592,484

Security		Par (000)	Value
United States (continued)
COLT LLC, Series 2015-1, Class A1V, 5.22%, 12/26/45(a)(d)	USD	112	$112,337
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		21,079	12,819,112
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 3.57%, 11/25/35(d)		3,692	1,367,785
CSMC Trust(a):
Series 2009-5R, Class 4A4, 3.73%, 06/25/36(d)		5,549	5,140,508
Series 2011-5R, Class 3A1, 4.11%, 09/27/47(d)		290	286,829
Series 2014-11R, Class 16A1, 4.07%, 09/27/47(d)		9,996	10,088,528
Series 2014-4R, Class 16A3, 2.26%, 02/27/36(c)(d)		3,750	3,414,934
Series 2014-9R, Class 9A1, 2.18%, 08/27/36(c)(d)		5,334	4,700,374
Series 2015-4R, Class 1A2, 2.21%, 11/27/36(c)(d)		2,334	1,998,245
Series 2015-4R, Class 1A4, 2.21%, 10/27/36(c)(d)		6,805	4,283,244
Series 2015-6R, Class 5A1, 2.42%, 03/27/36(d)		1,783	1,749,384
Series 2015-6R, Class 5A2, 2.42%, 03/27/36(d)		11,966	6,567,715
Series 2017-1, 8.75%, 03/25/21(c)		23,448	15,592,681
Series 2017-2, 0.00%, 02/01/47(c)		7,366	7,145,065
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 2.39%, 08/25/47(d)		4,635	3,153,931
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, 2.58%, 01/27/37(a)(c)(d)		1,006	971,283
Deutsche Alt-B Securities Mortgage Loan Trust(d):
Series 2006-AB3, Class A3, 6.51%, 07/25/36		1,868	1,663,914
Series 2006-AB3, Class A8, 6.36%, 07/25/36		1,188	1,058,085
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 3.84%, 03/25/36(d)		2,866	2,733,176
GSMPS Mortgage Loan Trust(a)(d):
Series 2005-RP1, Class 1AF, 2.57%, 01/25/35		4,931	4,611,675
Series 2005-RP2, Class 1AF, 2.57%, 03/25/35		5,957	5,570,389
Series 2006-RP1, Class 1AF1, 2.57%, 01/25/36		4,574	4,063,110
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.81%, 01/25/35(d)		1,068	1,081,724
HarborView Mortgage Loan Trust(d):
Series 2007-3, Class 2A1B, 2.40%, 05/19/47		1,846	1,498,262
Series 2007-4, Class 2A2, 2.42%, 07/19/47		2,625	2,320,506
Impac CMB Trust, Series 2005-7, Class A1, 2.74%, 11/25/35(d)		3,887	3,620,513
IndyMac INDX Mortgage Loan Trust(d):
Series 2007-AR19, Class 3A1, 3.73%, 09/25/37		7,158	5,058,989
Series 2007-FLX5, Class 2A2, 2.46%, 08/25/37		3,552	3,194,449
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 2A1, 4.01%, 05/25/37(d)		1,972	1,771,141
JPMorgan Madison Avenue Securities Trust, Series 2014-CH1, Class M2, 6.47%, 11/25/24(a)(c)(d)		4,967	5,400,933
JPMorgan Mortgage Trust(d):
Series 2007-A1, Class 4A1, 4.58%, 07/25/35		64	65,420
Series 2017-2, Class A6, 3.00%, 05/25/47(a)		5,825	5,691,269
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.50%, 08/25/37(a)(c)(d)		3,166	2,469,739
MCM Capital Partners I LP, 4.00%, 06/01/57(c)		19,579	19,578,999
MCM Capital Partners LP, 2.22%, 06/01/57(c)(d)		35,198	8,799,395
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, 2.43%, 04/25/37(d)		7,045	6,032,619
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 2.44%, 04/16/36(a)(d)		29,309	25,015,120
Nomura Asset Acceptance Corp. Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(d)		1,540	1,547,619
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36(e)		1,908	731,966
Series 2007-2, Class A4, 2.64%, 04/25/47(d)		1,409	1,205,900
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 2.58%, 11/26/35(a)(d)		4,541	4,457,381

42

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
OBX Trust, Series 2018-EXP1, Class 1A3, 4.00%, 04/25/48(a)(d)	USD	18,090	$18,030,574
RALI Trust, Series 2007-QH9, Class A1, 3.18%, 11/25/37(d)		1,230	1,088,730
RBSSP Resecuritization Trust, Series 2013-2, Class 1A2, 2.26%, 12/26/36(a)(d)		2,957	2,853,246
Reperforming Loan REMIC Trust(a)(d):
Series 2005-R2, Class 1AF1, 2.56%, 06/25/35		2,910	2,806,950
Series 2005-R3, Class AF, 2.62%, 09/25/35		4,563	4,222,420
Seasoned Credit Risk Transfer Trust(d):
Series 2017-3, Class M2, 4.75%, 07/25/56(a)		4,085	4,031,603
Series 2018-1, Class BX, 6.50%, 05/25/57(c)		1,485	813,334
Series 2018-1, Class M, 4.75%, 05/25/57		1,340	1,309,321
Series 2018-3, Class M, 4.75%, 08/25/57(a)		7,320	7,069,687
STACR Trust(a)(d):
Series 2018-DNA2, Class M2, 4.37%, 12/25/30		8,860	8,940,126
Series 2018-HRP1, Class M2, 3.87%, 04/25/43		12,037	12,178,166
STARM Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.79%, 04/25/37(d)		1,542	1,300,461
Structured Adjustable Rate Mortgage Loan Trust(d):
Series 2005-11, Class 1A1, 3.91%, 05/25/35		1,579	1,388,562
Series 2006-3, Class 4A, 3.78%, 04/25/36		3,204	2,699,258
Structured Asset Mortgage Investments II Trust(d):
Series 2006-AR2, Class A1, 2.45%, 02/25/36		3,422	3,290,985
Series 2006-AR4, Class 3A1, 2.41%, 06/25/36(c)		8,035	6,990,719
Series 2006-AR5, Class 2A1, 2.43%, 05/25/46		2,036	1,745,203
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		4,468	3,736,760
WaMu Mortgage Pass-Through Certificates Trust(d):
Series 2005-AR2, Class B1, 2.75%, 01/25/45		1,769	1,163,705
Series 2007-OA5, Class 1A, 2.59%, 06/25/47		5,504	5,312,049
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		7,424	6,811,090
Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)		6,496	5,672,405
Series 2006-4, Class 3A5, 6.35%, 05/25/36(e)		1,727	1,507,967
Series 2007-OA1, Class 2A, 2.56%, 12/25/46(d)		9,542	8,308,007

			760,553,438

			1,022,359,933

Commercial Mortgage-Backed Securities — 3.2%

Cayman Islands — 0.1%(a)
BSPRT Issuer Ltd., Series 2017-FL2, Class A, 2.98%, 10/15/34(c)(d)		3,502	3,504,238
Exantas Capital Corp. Ltd., Series 2018-RSO6, Class A, 2.99%, 06/15/35(d)		12,680	12,672,287
GPMT Ltd., Series 2018-FL1, Class A, 3.08%, 11/21/35(d)		12,035	12,013,479
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(c)		2,420	2,382,974
Resource Capital Corp. Ltd.(d):
Series 2017-CRE5, Class A, 2.96%, 07/15/34		4,620	4,620,284
Series 2017-CRE5, Class B, 4.16%, 07/15/34(c)		2,494	2,500,313

			37,693,575
Ireland — 0.1%(d)
Taurus DEU DAC:
Series 2016-DE2, Class C, 2.85%, 01/03/27	EUR	2,116	2,477,417
Series 2016-DE2, Class D, 3.75%, 01/03/27		2,312	2,713,130

Security		Par (000)	Value
Ireland (continued)
Taurus DEU Ltd.:
Series 2015-DE2, Class D, 2.10%, 02/01/26	EUR	3,080	$3,572,987
Series 2015-DE2, Class E, 3.40%, 02/01/26		7,915	9,222,205
Taurus UK DAC:
Series 2017-UK2, Class B, 2.20%, 11/17/27	GBP	3,630	4,727,344
Series 2017-UK2, Class C, 2.65%, 11/17/27		2,013	2,618,856

			25,331,939
Italy — 0.0%
Taurus IT SRL(d):
Series 2018-IT1, Class A, 1.00%, 05/18/30	EUR	7,850	9,097,399
Series 2018-IT1, Class B, 1.25%, 05/18/30		1,710	1,981,056

			11,078,455
United Kingdom — 0.1%
Canary Wharf Finance II plc(d):
Series II, Class C2, 2.15%, 10/22/37	GBP	2,100	2,376,026
Series II, Class D2, 2.87%, 10/22/37		14,689	17,058,327

			19,434,353
United States — 2.9%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(d)	USD	15,600	13,881,462
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.28%, 09/15/34(a)(d)		28,980	29,034,349
AJAXM_18-D-B, Series 2018-D, Class B, 0.00%, 08/25/58		8,610	5,278,693
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(a)		1,850	1,942,384
AREIT Trust, Series 2018-CRE1, Class A, 2.98%, 02/14/35(a)(c)(d)		9,153	9,158,952
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.26%, 04/15/35(a)(d)		9,380	9,413,636
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43		867	884,452
Atrium Hotel Portfolio Trust(a)(d):
Series 2017-ATRM, Class D, 4.11%, 12/15/36		14,575	14,629,655
Series 2017-ATRM, Class E, 5.21%, 12/15/36		6,300	6,327,560
Series 2018-ATRM, Class E, 5.56%, 06/15/35		4,370	4,386,404
Aventura Mall Trust, Series 2013-AVM, Class E, 3.87%, 12/05/32(a)(d)		4,336	4,392,822
BAMLL Commercial Mortgage Securities Trust(a)(d):
Series 2015-200P, Class F, 3.72%, 04/14/33		6,531	6,052,293
Series 2016-ISQ, Class E, 3.73%, 08/14/34		18,000	16,130,448
Series 2017-SCH, Class CL, 3.66%, 11/15/32		2,560	2,560,000
Series 2017-SCH, Class DL, 4.16%, 11/15/32		5,070	5,070,000
Banc of America Commercial Mortgage Trust(d):
Series 2006-1, Class F, 6.24%, 09/10/45(a)		1,470	1,510,294
Series 2007-1, Class AMFX, 5.48%, 01/15/49		1,247	1,251,824
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 3.01%, 01/15/33(a)(d)		6,440	6,435,951
BANK, Series 2018-BN13, Class A5, 4.22%, 08/15/61		4,980	5,124,627
Bayview Commercial Asset Trust(a)(d):
Series 2005-2A, Class A1, 2.53%, 08/25/35		5,106	4,852,943
Series 2005-4A, Class A1, 2.52%, 01/25/36		1,036	997,471
Series 2005-4A, Class A2, 2.61%, 01/25/36		292	282,058
Series 2005-4A, Class M1, 2.67%, 01/25/36		780	746,540
Series 2006-1A, Class A2, 2.58%, 04/25/36		1,186	1,150,387
Series 2006-3A, Class A1, 2.47%, 10/25/36		1,937	1,845,800
Series 2006-3A, Class A2, 2.52%, 10/25/36		2,101	2,006,553
Series 2006-4A, Class A1, 2.45%, 12/25/36		2,833	2,723,339
Series 2007-2A, Class A1, 2.49%, 07/25/37		4,557	4,378,111
Series 2007-4A, Class A1, 2.67%, 09/25/37		19,820	18,951,074

43

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Series 2007-5A, Class A3, 3.22%, 10/25/37	USD	974	$973,173
Series 2007-6A, Class A4A, 3.72%, 12/25/37		5,310	4,037,011
BBCMS Mortgage Trust(a)(d):
Series 2018-CHRS, Class E, 4.41%, 08/05/38		2,640	2,278,587
Series 2018-TALL, Class A, 2.88%, 03/15/37		2,453	2,451,465
Series 2018-TALL, Class D, 3.61%, 03/15/37		3,030	3,033,799
BBCMS Trust, Series 2015-STP, Class E, 4.43%, 09/10/28(a)(d)		220	211,429
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(a)(d)		2,313	2,157,497
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%, 04/10/51(a)		570	489,408
Series 2018-B5, Class A4, 4.21%, 07/15/51		8,710	8,978,457
BHMS(a)(d):
Series 2018-ATLS, Class A, 3.41%, 07/15/35		11,760	11,771,810
Series 2018-ATLS, Class C, 4.06%, 07/15/35		2,570	2,570,243
BWAY Mortgage Trust(a):
Series 2013-1515, Class A2, 3.45%, 03/10/33		7,835	7,728,225
Series 2013-1515, Class D, 3.63%, 03/10/33		9,570	9,235,378
Series 2013-1515, Class E, 3.72%, 03/10/33		650	621,556
Series 2013-1515, Class F, 4.06%, 03/10/33(d)		19,708	18,685,778
Series 2015-1740, Class E, 4.81%, 01/10/35(d)		9,438	8,872,470
BXP Trust(a)(d):
Series 2017-CC, Class D, 3.67%, 08/13/37		4,370	4,055,213
Series 2017-CC, Class E, 3.67%, 08/13/37(c)		8,160	7,374,192
Series 2017-GM, Class E, 3.54%, 06/13/39		3,300	2,948,720
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(a)(d)		1,830	1,857,484
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50		1,676	1,630,515
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		4,783	4,922,220
CD_18-CD7-A4, 4.28%, 07/01/28(d)		5,890	6,105,717
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48		1,090	1,091,953
Series 2016-C4, Class C, 5.04%, 05/10/58(d)		7,780	7,940,747
Series 2018-TAN, Class C, 5.29%, 02/15/33(a)		3,020	3,065,192
CGBAM Commercial Mortgage Trust(a)(d):
Series 2015-SMRT, Class E, 3.91%, 04/10/28		10,086	10,009,203
Series 2015-SMRT, Class F, 3.91%, 04/10/28		670	663,056
CGDBB Commercial Mortgage Trust(a)(d):
Series 2017-BIOC, Class A, 2.95%, 07/15/32		8,510	8,522,012
Series 2017-BIOC, Class D, 3.76%, 07/15/32		8,490	8,492,676
Series 2017-BIOC, Class E, 4.31%, 07/15/32		13,000	12,997,962
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class D, 3.63%, 05/10/35(a)(d)		720	698,324
Series 2014-GC19, Class C, 5.17%, 03/10/47(d)		1,156	1,195,651
Series 2015-GC27, Class C, 4.58%, 02/10/48(d)		14,540	14,219,578
Series 2015-SHP2, Class F, 7.36%, 07/15/27(a)(d)		1,080	1,090,017
Series 2016-C1, Class C, 5.12%, 05/10/49(d)		4,100	4,185,886
Series 2016-C1, Class D, 5.12%, 05/10/49(a)(d)		2,399	2,270,085
Series 2016-GC37, Class C, 5.09%, 04/10/49(d)		2,110	2,150,502
Series 2016-GC37, Class D, 2.79%, 04/10/49(a)		2,640	2,002,009
Series 2016-P3, Class C, 5.00%, 04/15/49(d)		340	347,651
CLNS Trust, Series 2017-IKPR, Class E, 5.63%, 06/11/32(a)(d)		4,035	4,057,701
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.87%, 06/10/44(a)(d)		1,374	1,395,067
Series 2013-300P, Class D, 4.54%, 08/10/30(a)(d)		750	755,112

Security		Par (000)	Value
United States (continued)
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)	USD	845	$836,643
Series 2014-CR15, Class C, 4.88%, 02/10/47(d)		670	687,348
Series 2014-LC15, Class A4, 4.01%, 04/10/47		3,572	3,652,915
Series 2014-PAT, Class D, 4.28%, 08/13/27(a)(d)		1,447	1,447,002
Series 2014-PAT, Class E, 5.28%, 08/13/27(a)(d)		2,500	2,516,653
Series 2014-PAT, Class F, 4.57%, 08/13/27(a)(d)		15,170	15,159,507
Series 2014-PAT, Class G, 3.73%, 08/13/27(a)(d)		6,137	6,078,238
Series 2014-TWC, Class B, 3.75%, 02/13/32(a)(d)		9,430	9,447,674
Series 2014-TWC, Class E, 5.40%, 02/13/32(a)(d)		6,115	6,160,862
Series 2014-UBS4, Class C, 4.78%, 08/10/47(d)		6,519	6,429,660
Series 2015-CR23, Class C, 4.39%, 05/10/48(d)		1,940	1,907,003
Series 2015-CR23, Class CMC, 3.81%, 05/10/48(a)(d)		580	578,429
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(a)(d)		13,523	13,415,461
Series 2015-CR23, Class CME, 3.81%, 05/10/48(a)(d)		15,050	14,856,308
Series 2015-CR23, Class D, 4.39%, 05/10/48(d)		12,730	10,682,821
Series 2015-CR25, Class C, 4.70%, 08/10/48(d)		290	284,503
Series 2015-LC19, Class A4, 3.18%, 02/10/48		4,783	4,671,558
Series 2015-LC19, Class C, 4.40%, 02/10/48(d)		1,877	1,856,010
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)		8,361	7,183,530
Series 2015-LC21, Class C, 4.45%, 07/10/48(d)		6,490	6,364,572
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,028	1,034,159
Series 2016-667M, Class D, 3.28%, 10/10/36(a)(d)		1,840	1,677,301
Series 2017-COR2, Class D, 3.00%, 09/10/50(a)		2,237	1,838,674
Series 2017-DLTA, Class E, 4.12%, 08/15/35(a)(d)		5,280	5,238,710
Series 2017-DLTA, Class F, 4.74%, 08/15/35(a)(d)		4,860	4,816,600
Series 2018-HCLV, Class B, 3.40%, 09/15/33(a)(d)		3,955	3,955,000
Core Industrial Trust(a)(d):
Series 2015-CALW, Class G, 3.98%, 02/10/34		29,865	28,269,131
Series 2015-TEXW, Class D, 3.98%, 02/10/34		4,140	4,126,996
Series 2015-TEXW, Class F, 3.98%, 02/10/34		16,810	16,327,449
Series 2015-WEST, Class E, 4.37%, 02/10/37		1,476	1,435,912
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-C4, Class F, 5.23%, 10/15/39(a)(d)		1,792	1,798,810
Series 2005-C2, Class AMFX, 4.88%, 04/15/37		572	564,273
Series 2005-C3, Class B, 4.88%, 07/15/37		44	43,992
Series 2005-C3, Class C, 4.95%, 07/15/37(d)		540	552,998
CSMC Trust(a):
Series 2016-MFF, Class A, 3.76%, 11/15/33(d)		1,435	1,442,019
Series 2017-CHOP, Class E, 5.46%, 07/15/32(d)		5,665	5,700,405
Series 2017-PFHP, Class A, 3.11%, 12/15/20(d)		2,310	2,310,710
Series 2017-TIME, Class A, 3.65%, 11/13/39		2,190	2,125,192
CSWF, Series 2018-TOP, Class A, 3.16%, 08/15/35(a)(d)		3,777	3,777,521
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.63%, 08/10/49(a)(d)		5,111	4,343,846
DBUBS Mortgage Trust(a):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		6,680	6,597,753
Series 2017-BRBK, Class E, 3.65%, 10/10/34(d)		11,280	10,400,123
Series 2017-BRBK, Class F, 3.65%, 10/10/34(c)(d)		2,300	2,067,397
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35(a)(d)		3,210	3,184,965
GAHR Commercial Mortgage Trust(a)(d):
Series 2015-NRF, Class AFL1, 3.46%, 12/15/34		1,051	1,051,552
Series 2015-NRF, Class EFX, 3.49%, 12/15/34		9,604	9,507,943
Series 2015-NRF, Class FFX, 3.49%, 12/15/34		1,139	1,122,359

44

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(a)(d)	USD	31,742	$31,143,619
GS Mortgage Securities Corp. II(a):
Series 2005-ROCK, Class A, 5.37%, 05/03/32		7,340	8,031,468
Series 2013-KING, Class E, 3.55%, 12/10/27(d)		14,850	14,608,138
GS Mortgage Securities Corp. Trust(a):
Series 2016-RENT, Class C, 4.20%, 02/10/29(d)		1,450	1,451,155
Series 2017-500K, Class D, 3.46%, 07/15/32(d)		620	620,966
Series 2017-500K, Class E, 3.66%, 07/15/32(d)		1,270	1,272,370
Series 2017-500K, Class F, 3.96%, 07/15/32(d)		1,435	1,439,424
Series 2017-500K, Class G, 4.66%, 07/15/32(d)		963	966,598
Series 2017-GPTX, Class A, 2.86%, 05/10/34		6,110	5,960,125
Series 2018-CHLL, Class E, 4.51%, 02/15/37(d)		1,920	1,935,005
Series 2018-HULA, Class D, 3.96%, 07/15/25(d)		3,300	3,300,000
GS Mortgage Securities Trust:
Series 2014-GC20, Class B, 4.53%, 04/10/47(d)		370	365,308
Series 2014-GC22, Class D, 4.85%, 06/10/47(a)(d)		1,754	1,625,217
Series 2015-GC32, Class D, 3.35%, 07/10/48		1,137	977,446
Series 2017-GS7, Class D, 3.00%, 08/10/50(a)		1,409	1,220,076
Series 2017-GS7, Class E, 3.00%, 08/10/50(a)		500	396,430
Hilton Orlando Trust, Series 2018-ORL, Class E, 4.81%, 12/15/34(a)(d)		6,670	6,695,023
IMT Trust(a):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		4,090	4,045,817
Series 2017-APTS, Class DFX, 3.61%, 06/15/34(d)		1,350	1,291,476
Series 2017-APTS, Class EFX, 3.61%, 06/15/34(d)		2,090	1,934,860
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 2.86%, 01/15/33(a)(d)		1,670	1,669,005
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A4, 3.80%, 09/15/47		1,600	1,615,030
Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(d)		4,979	4,616,479
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.80%, 03/15/50(a)(d)		4,720	4,584,917
Series 2017-JP7, Class B, 4.05%, 09/15/50		840	831,742
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2003-PM1A, Class G, 6.32%, 08/12/40(a)(c)(d)		756	767,121
Series 2012-CBX, Class A4FL, 3.46%, 06/15/45(a)(d)		1,140	1,168,172
Series 2014-C20, Class A5, 3.80%, 07/15/47		5,340	5,397,713
Series 2014-FL4, Class C, 4.36%, 12/15/30(a)(d)		6,291	6,295,242
Series 2015-JP1, Class D, 4.40%, 01/15/49(d)		7,843	7,417,477
Series 2015-UES, Class E, 3.74%, 09/05/32(a)(d)		17,360	17,114,308
Series 2016-NINE, Class A, 2.95%, 10/06/38(a)(d)		12,450	11,666,936
Series 2017-MAUI, Class D, 4.08%, 07/15/34(a)(d)		1,270	1,273,974
Series 2017-MAUI, Class E, 5.08%, 07/15/34(a)(d)		6,870	6,895,780
Series 2017-MAUI, Class F, 5.88%, 07/15/34(a)(d)		660	662,888
Series 2018-ASH8, Class E, 5.16%, 02/15/35(a)(d)		4,080	4,102,946
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)		5,040	4,922,295
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class F, 6.42%, 06/15/38(d)		879	898,154
Series 2007-C6, Class AMFL, 6.11%, 07/15/40(a)		457	457,087
LCCM Mortgage Trust, Series 2014-909, Class E, 4.03%, 05/15/31(a)(d)		6,730	6,433,754
Lehman Brothers Small Balance Commercial Mortgage Trust(a)(d):
Series 2006-2A, Class M2, 2.61%, 09/25/36		1,800	1,730,387
Series 2007-1A, Class 1A, 2.47%, 03/25/37		4,444	4,270,552

Security		Par (000)	Value
United States (continued)
Lone Star Portfolio Trust(a)(d):
Series 2015-LSP, Class A1A2, 4.21%, 09/15/28	USD	682	$682,815
Series 2015-LSP, Class D, 6.41%, 09/15/28		2,995	3,013,529
MAD Mortgage Trust(a)(d):
Series 2017-330M, Class D, 4.11%, 08/15/34		2,925	2,857,660
Series 2017-330M, Class E, 4.17%, 08/15/34		8,020	7,578,018
Madison Avenue Trust, Series 2013-650M, Class D, 4.17%, 10/12/32(a)(d)		8,002	7,995,637
Merrill Lynch Mortgage Trust(d):
Series 2005-CIP1, Class D, 5.79%, 07/12/38		2,694	2,730,283
Series 2005-MKB2, Class F, 6.53%, 09/12/42(a)		3,650	3,753,559
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		3,610	3,658,835
Series 2015-C23, Class A4, 3.72%, 07/15/50		2,748	2,756,984
Series 2015-C23, Class D, 4.27%, 07/15/50(a)(d)		4,449	4,000,072
Series 2015-C25, Class C, 4.68%, 10/15/48(d)		720	716,526
Series 2015-C25, Class D, 3.07%, 10/15/48		1,995	1,734,802
Series 2015-C26, Class D, 3.06%, 10/15/48(a)		8,985	7,735,265
Series 2017-C33, Class C, 4.56%, 05/15/50(d)		2,270	2,243,054
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31(a)		2,200	2,125,480
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		1,115	905,685
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.37%, 10/15/42(d)		4,210	4,327,995
Series 2007-T27, Class AJ, 6.15%, 06/11/42(d)		1,476	1,547,418
Series 2014-150E, Class F, 4.44%, 09/09/32(a)(d)		6,850	6,517,728
Series 2014-CPT, Class E, 3.56%, 07/13/29(a)(d)		630	615,706
Series 2014-CPT, Class F, 3.56%, 07/13/29(a)(d)		18,182	17,695,490
Series 2014-CPT, Class G, 3.56%, 07/13/29(a)(d)		6,825	6,570,154
Series 2015-MS1, Class C, 4.16%, 05/15/48(d)		3,053	2,913,754
Series 2015-MS1, Class D, 4.16%, 05/15/48(a)(d)		830	741,089
Series 2017-CLS, Class F, 4.76%, 11/15/34(a)(d)		15,877	15,936,536
Series 2017-H1, Class C, 4.28%, 06/15/50(d)		1,750	1,698,669
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		7,340	5,701,859
Series 2017-JWDR, Class D, 4.11%, 11/15/34(a)(d)		2,660	2,668,312
Series 2017-JWDR, Class E, 5.21%, 11/15/34(a)(d)		4,930	4,957,729
Series 2018-H3, Class A5, 4.18%, 07/15/51		4,480	4,588,171
Series 2018-H3, Class C, 5.01%, 07/15/51(d)		3,800	3,802,918
Series 2018-H3, Class D, 3.00%, 07/15/51(a)		2,620	2,162,627
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(d)		4,390	3,991,078

45

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Series 2018-SUN, Class F, 4.71%, 07/15/35(a)(d)	USD	6,010	$6,013,783
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.11%, 06/15/35(a)(d)		2,200	2,201,063
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(a)(d)		10,070	9,229,718
RAIT Trust(a)(d):
Series 2017-FL7, Class A, 3.11%, 06/15/37		9,440	9,442,594
Series 2017-FL7, Class C, 4.66%, 06/15/37		1,440	1,441,085
RSO Repo SPE Trust, 3.82%, 09/15/20(c)(d)		26,556	26,555,758
UBS Commercial Mortgage Trust, Series 2018-C13, Class D, 1.00%, 10/15/51(a)(d)		1,036	826,324
USDC, Series 2018-USDC, Class F, 4.49%, 05/09/38(a)(d)		3,780	3,465,246
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M1, 4.94%, 09/25/44(a)(c)(d)		1,803	1,798,570
Series 2015-1, Class AFL, 4.65%, 06/25/45(a)(d)		1,084	1,090,701
Series 2016-1, Class M4, 7.99%, 04/25/46(a)(d)		970	1,143,993
Series 2016-2, Class AFL, 4.02%, 10/25/46(d)		2,502	2,532,033
Series 2016-2, Class M3, 5.50%, 10/25/46(d)		2,250	2,271,420
Series 2016-2, Class M4, 7.23%, 10/25/46(d)		1,110	1,141,716
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(d)		1,942	1,889,519
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(d)		1,165	1,131,289
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		977	966,090
VNDO Mortgage Trust(a)(d):
Series 2013-PENN, Class D, 4.08%, 12/13/29		1,400	1,396,498
Series 2013-PENN, Class E, 4.08%, 12/13/29		4,115	4,018,050
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class F, 3.67%, 04/16/35(a)(d)		8,491	7,836,730
Series 2014-LC18, Class A5, 3.41%, 12/15/47		1,488	1,469,393
Series 2015-C27, Class C, 3.89%, 02/15/48		5,879	5,519,902
Series 2015-C27, Class D, 3.77%, 02/15/48(a)		2,283	1,877,047
Series 2015-C31, Class A4, 3.70%, 11/15/48		4,320	4,304,343
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		1,610	1,606,383
Series 2015-NXS4, Class D, 3.75%, 12/15/48(d)		1,516	1,401,207
Series 2015-P2, Class D, 3.24%, 12/15/48(a)		1,687	1,343,724
Series 2016-C34, Class C, 5.20%, 06/15/49(d)		2,490	2,520,801
Series 2016-NXS5, Class D, 5.04%, 01/15/59(d)		1,000	970,616
Series 2017-C39, Class C, 4.12%, 09/15/50		1,570	1,506,372
Series 2017-C39, Class D, 4.50%, 09/15/50(a)(d)		1,130	1,046,735
Series 2017-HSDB, Class A, 3.00%, 12/13/31(a)(d)		3,928	3,930,498
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(d)		2,490	2,465,412
Series 2018-BXI, Class E, 4.32%, 12/15/36(a)(d)		2,330	2,346,659
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		3,000	2,422,310
Series 2018-C45, Class C, 4.73%, 06/15/51		1,450	1,437,901

Security		Par (000)		Value
United States (continued)
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL, 3.11%, 03/15/44(a)(d)	USD	235		$235,944

				1,068,864,644

				1,162,402,966

Interest Only Collateralized Mortgage Obligations — 0.0%

United States — 0.0%(d)
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.54%, 07/25/47		32,196		1,167,116
Reperforming Loan REMIC Trust, Series 2005-R3, Class AS, 4.00%, 09/25/35(a)		3,764		327,589
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.22%, 07/25/56(a)		8,650		886,597

				2,381,302

Interest Only Commercial Mortgage-Backed Securities — 0.2%

United States — 0.2%(d)
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(a)		25,000		357,500
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 1.01%, 09/15/48		17,826		822,311
Series 2017-BNK3, Class XB, 0.78%, 02/15/50		31,555		1,447,428
Series 2017-BNK3, Class XD, 1.44%, 02/15/50(a)		12,290		1,073,040
BBCMS Trust(a):
Series 2015-SRCH, Class XA, 1.12%, 08/10/35		73,430		4,752,389
Series 2015-SRCH, Class XB, 0.30%, 08/10/35		42,790		681,645
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class X, 1.54%, 04/10/29(a)		84,430		2,406,981
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.90%, 05/10/58		19,871		1,927,491
Series 2016-C4, Class XB, 0.89%, 05/10/58		18,700		875,534
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.21%, 03/10/46		26,727		815,581
Series 2015-CR23, Class XA, 1.11%, 05/10/48		—	(f)	—
Series 2015-CR25, Class XA, 1.08%, 08/10/48		79,183		3,699,212
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)		8,680		1,138,373
Core Industrial Trust(a):
Series 2015-TEXW, Class XA, 0.90%, 02/10/34		57,049		1,266,641
Series 2015-WEST, Class XA, 1.08%, 02/10/37		39,120		2,038,292
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.22%, 11/15/50		32,800		540,403
CSMC OA LLC, Series 2014-USA, Class X2, 0.19%, 09/15/37(a)		598,765		3,436,911
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50		15,440		982,910
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.24%, 04/10/47		4,278		172,578
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 1.04%, 09/15/47		11,659		466,488

46

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)		Value
United States (continued)
Series 2014-C26, Class XA, 1.26%, 01/15/48	USD	7,717		$322,365
Series 2015-C27, Class XD, 0.50%, 02/15/48(a)		31,775		821,384
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)		14,670		727,764
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)		37,589		1,793,747
Series 2016-JP4, Class XA, 0.94%, 12/15/49		9,866		392,809
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.27%, 03/10/50(a)		9,806		461,809
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XD, 1.34%, 12/15/47(a)		51,913		3,266,605
Series 2014-C19, Class XF, 1.34%, 12/15/47(a)		13,486		735,931
Series 2015-C20, Class XA, 1.50%, 02/15/48		11,210		664,577
Series 2015-C21, Class XB, 0.44%, 03/15/48(a)		15,696		299,312
Series 2015-C22, Class XA, 1.26%, 04/15/48		107,068		5,444,358
Series 2015-C26, Class XD, 1.49%, 10/15/48(a)		18,660		1,494,293
Series 2016-C29, Class XB, 1.12%, 05/15/49		29,800		1,890,083
Series 2016-C31, Class XA, 1.59%, 11/15/49		7,812		639,146
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, 2.36%, 06/15/50(a)(c)		8,870		1,374,850
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)		99,000		2,983,860
One Market Plaza Trust(a):
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32		152,049		702,466
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(c)		30,410		24,328
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS1, Class XB, 0.49%, 05/15/48		13,786		413,011
Series 2016-BNK1, Class XD, 1.41%, 08/15/49(a)(c)		9,764		834,136
Series 2016-LC25, Class XA, 1.22%, 12/15/59		12,434		703,100
Series 2018-C44, Class XA, 0.93%, 05/15/51		46,184		2,596,651

				57,488,293

Principal Only Collateralized Mortgage Obligations — 0.0%

United States — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(l)		4,294		377,942

Total Non-Agency Mortgage-Backed Securities — 6.2% (Cost: $2,248,166,543)				2,245,010,436

Preferred Securities — 0.2%

Capital Trusts — 0.2%
Luxembourg — 0.0%
Novartex Holding Luxembourg SCA, 0.00%, 12/31/49(c)	EUR	—	(f)	—

United Kingdom — 0.1%(j)(o)
Lloyds Banking Group plc:
6.41%(a)	USD	1,000		1,011,250
6.66%(a)		2,363		2,408,795
6.66%		437		445,469
Nationwide Building Society, 10.25%	GBP	10,334		20,103,567

				23,969,081
United States — 0.1%(j)
Andeavor Logistics LP, Series A, 6.88%(o)	USD	10,640		10,687,880
Bank of New York Mellon Corp. (The), Series F, 4.62%(o)		963		923,276

Security		Par (000)	Value
United States (continued)
NBCUniversal Enterprise, Inc., 5.25%(a)	USD	4,900	$4,968,572
State Street Corp., Series H, 5.63%(o)		7,250	7,286,250

			23,865,978
Total Capital Trusts — 0.2% (Cost: $49,556,858)			47,835,059

		Shares
Preferred Stocks — 0.0%

Cayman Islands — 0.0%
RR 3 Ltd., 0.00%(a)(g)(j)(l)		5,786,000	4,129,150

Luxembourg — 0.0%(c)(g)(h)
Concrete Investment I SCA(l)		36,201	698,768
Concrete Investment II SCA (Preference)		9,727	187,755

			886,523
United States — 0.0%(g)(j)(o)
Federal Home Loan Mortgage Corp., Series Z, 7.88%		249,600	1,330,368
Federal National Mortgage Association, Series S, 8.25%		249,600	1,375,296

			2,705,664
Total Preferred Stocks — 0.0% (Cost: $10,858,163)			7,721,337

Total Preferred Securities — 0.2% (Cost: $60,415,021)			55,556,396

		Par (000)
U.S. Government Sponsored Agency Securities — 59.1%

Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DN1, Class B, (LIBOR USD 1 Month + 11.50%), 13.72%, 01/25/25(b)	USD	1,482	2,117,599
Series 2015-HQ2, Class B, (LIBOR USD 1 Month + 7.95%), 10.17%, 05/25/25(b)		1,592	1,942,123
Series 2016-DNA4, Class M3, (LIBOR USD 1 Month + 3.80%), 6.02%, 03/25/29(b)		9,070	10,211,442
Series 2017-DNA1, Class M2, (LIBOR USD 1 Month + 3.25%), 5.47%, 07/25/29(b)		9,410	10,298,842
Series 2017-DNA2, Class M2, (LIBOR USD 1 Month + 3.45%), 5.67%, 10/25/29(b)		11,303	12,457,939
Series 2017-DNA2, Class B1, (LIBOR USD 1 Month + 5.15%), 7.37%, 10/25/29(b)		6,110	7,167,408
Series 2017-DNA3, Class M2, (LIBOR USD 1 Month + 2.50%), 4.72%, 03/25/30(b)		20,290	21,231,204
Series 2017-DNA3, Class B1, (LIBOR USD 1 Month + 4.45%), 6.67%, 03/25/30(b)		10,380	11,672,210
Series 2018-DNA1, Class M2, (LIBOR USD 1 Month + 1.80%), 4.02%, 07/25/30(b)		7,310	7,263,739
Series 2018-DNA1, Class B1, (LIBOR USD 1 Month + 3.15%), 5.37%, 07/25/30(b)		11,290	11,042,846
Series 2017-HRP1, Class M2, (LIBOR USD 1 Month + 2.45%), 4.67%, 12/25/42(b)		2,090	2,151,590
Series 2018-SPI2, Class M2, 3.82%, 05/25/48(a)(o)		5,250	4,882,291

47

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association Variable Rate Notes(b):
Series 2016-C02, Class 1M2, (LIBOR USD 1 Month + 6.00%), 8.22%, 09/25/28	USD	2,186	$2,571,862
Series 2016-C04, Class 1M2, (LIBOR USD 1 Month + 4.25%), 6.47%, 01/25/29		13,578	15,317,541
Series 2016-C06, Class 1M2, (LIBOR USD 1 Month + 4.25%), 6.47%, 04/25/29		11,981	13,686,715
Series 2017-C01, Class 1M2, (LIBOR USD 1 Month + 3.55%), 5.77%, 07/25/29		9,138	9,975,660
Series 2017-C01, Class 1B1, (LIBOR USD 1 Month + 5.75%), 7.97%, 07/25/29		4,911	5,950,965
Series 2017-C03, Class 1M2, (LIBOR USD 1 Month + 3.00%), 5.22%, 10/25/29		807	869,024
Series 2017-C03, Class 1B1, (LIBOR USD 1 Month + 4.85%), 7.07%, 10/25/29		7,590	8,743,068
Series 2017-C05, Class 1M2, (LIBOR USD 1 Month + 2.20%), 4.42%, 01/25/30		5,969	6,151,853
Series 2017-C05, Class 1B1, (LIBOR USD 1 Month + 3.60%), 5.82%, 01/25/30		10,220	10,807,386

			176,513,307
Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp.:
Series KJ20, Class A2, 3.80%, 12/25/25		2,790	2,841,399
Series K054, Class A2, 2.75%, 01/25/26		3,240	3,103,218
Series K057, Class A2, 2.57%, 07/25/26		25,098	23,620,410
Series K058, Class A2, 2.65%, 08/25/26		2,500	2,361,080
Series K064, Class A2, 3.22%, 03/25/27		29,481	28,855,334
Series K079, Class A2, 3.93%, 06/25/28		3,990	4,088,575
Series 2018-K77, Class B, 4.16%, 05/25/51(a)		2,060	1,999,032
Series K076, Class A2, 3.90%, 06/25/51		6,682	6,836,433
Federal Home Loan Mortgage Corp. Small Balance Mortgage Trust Variable Rate Notes:(o)
Series 2018-SB52, Class A10F, 3.48%, 06/25/28		6,865	6,761,598
Series 2018-SB53, Class A10F, 3.66%, 06/25/28(c)		4,104	4,068,571
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2018-K732, Class B, 4.19%, 05/25/25(a)(o)		4,990	4,843,751
Series K063, Class A2, 3.43%, 01/25/27(o)		43,610	43,333,927
Series KW06, Class A2, 3.80%, 06/25/28(o)		2,790	2,821,187
Series K080, Class A2, 3.93%, 07/25/28(o)		10,806	11,065,265
Series 2016-K54, Class B, 4.19%, 04/25/48(a)(o)		3,410	3,361,902
Series 2017-K64, Class B, 4.12%, 05/25/50(a)(o)		2,026	1,969,107
Series 2018-K80, Class B, (LIBOR USD 1 Month + 0.00%), 4.23%, 08/25/50(a)		4,180	4,060,786
Series 2018-K73, Class B, 3.98%, 02/25/51(a)(o)		5,206	4,942,492
Series 2018-K74, Class B, 4.23% 02/25/51(a)(o)		2,100	2,031,295
Federal National Mortgage Association, Series 2018-M12, Class A1, 3.55%, 02/25/30		716	717,853
Federal National Mortgage Association Variable Rate Notes, Series 2017-M14, Class A2, 2.97%, 11/25/27(o)		8,110	7,654,348
Government National Mortgage Association:
Series 2016-158, Class VA, 2.00%, 03/16/35		1,936	1,681,276
Series 2015-97, Class VA, 2.25%, 12/16/38		3,116	2,844,028

			175,862,867

Security		Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Federal Home Loan Mortgage Corp. Variable Rate Notes:(o)
Series K718, Class X1, 0.76%, 01/25/22	USD	27,261		$480,809
Series K044, Class X1, 0.88%, 01/25/25		41,774		1,607,064
Series KW01, Class X1, 1.12%, 01/25/26		97,529		5,482,875
Series K065, Class X1, 0.82%, 04/25/27		—	(f)	—
Series KW03, Class X1, 0.98%, 06/25/27		20,549		1,122,347
Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		426,833		1,121,931
Federal National Mortgage Association Variable Rate Notes:(o)
Series 2017-M12, Class X, 0.43%, 06/25/27		41,982		408,900
Series 2016-M4, Class X2, 2.69%, 01/25/39		21,608		2,142,632
Government National Mortgage Association:
Series 2014-40, Class AI, 1.00%, 02/16/39		16,464		228,351
Series 2014-52, Class AI, 0.83%, 08/16/41		19,556		406,757
Government National Mortgage Association Variable Rate Notes:
Series 2013-145, Class SI, (LIBOR USD 1 Month + 6.25%), 4.09%, 04/16/40(b)		17,056		1,071,978
Series 2015-48, 0.67%, 02/16/50(o)		15,053		673,530
Series 2009-80, 0.74%, 09/16/51(o)		4,997		362,342
Series 2013-63, 0.79%, 09/16/51(o)		57,622		3,007,915
Series 2012-23, 0.58%, 06/16/53(o)		9,628		235,790
Series 2013-30, 0.80%, 09/16/53(o)		36,053		1,513,140
Series 2013-191, 0.75%, 11/16/53(o)		7,903		279,135
Series 2013-78, 0.86%, 10/16/54(o)		44,720		2,105,374
Series 2015-22, 0.73%, 03/16/55(o)		27,923		1,465,214
Series 2015-173, 0.89%, 09/16/55(o)		17,622		1,150,839
Series 2015-171, 0.89%, 11/16/55(o)		29,544		1,818,287
Series 2016-97, 1.04%, 07/16/56(o)		27,280		2,236,798
Series 2016-128, 0.95%, 09/16/56(o)		36,706		2,877,645
Series 2015-37, 0.85%, 10/16/56(o)		7,476		458,436
Series 2016-67, 1.17%, 07/16/57(o)		33,486		2,718,867
Series 2016-36, 0.94%, 08/16/57(o)		32,055		2,340,317
Series 2017-151, 0.71%, 09/16/57(c)(o)		35,702		2,208,873
Series 2016-165, 0.96%, 12/16/57(o)		17,981		1,430,096
Series 2016-96, 0.98%, 12/16/57(o)		47,304		3,470,165
Series 2016-125, 1.06%, 12/16/57(o)		27,694		2,157,626
Series 2016-34, 0.99%, 01/16/58(o)		27,435		2,128,636
Series 2016-26, 0.97%, 02/16/58(o)		45,846		3,153,891
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.19%, 02/16/58(b)		24,007		2,184,177
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.13%, 04/16/58(b)		95,591		7,800,746
Series 2016-110, 1.03%, 05/16/58(o)		18,690		1,468,735
Series 2016-158, (LIBOR USD 1 Month + 0.00%), 0.91%, 06/16/58(b)		19,790		1,457,914
Series 2016-152, 0.93%, 08/15/58(o)		49,709		3,735,164
Series 2016-87, 1.00%, 08/16/58(o)		54,691		4,162,550
Series 2016-162, 1.00%, 09/16/58(o)		71,887		5,761,602
Series 2017-86, 0.77%, 05/16/59(o)		16,119		1,052,165
Series 2017-100, 0.81%, 05/16/59(o)		26,611		1,762,887
Series 2018-106, 0.49%, 04/16/60(o)		30,570		1,661,103
Series 2018-85, 0.52%, 07/16/60(o)		32,352		1,968,366

				84,881,969
Mortgage-Backed Securities — 57.9%
Federal Home Loan Mortgage Corp.:
2.50%, 05/01/28 - 12/01/31		—	(f)	—
2.50%, 10/15/33(t)		28,717		27,683,958

48

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Mortgage-Backed Securities (continued)
3.50%, 11/01/41 - 12/01/44	USD	239,701		$237,797,622
4.00%, 11/01/41 - 07/01/48(u)		486,295		493,748,713
4.50%, 09/01/44 - 08/01/48		632,173		659,852,769
Federal National Mortgage Association:
3.00%, 05/01/27 - 10/01/33(u)		3,548,137		3,508,267,125
2.50%, 02/01/32 - 08/01/33		1,367		1,319,951
2.50%, 10/25/33(t)		315,971		304,842,312
3.00%, 10/25/33 - 10/25/48(t)		7,673,814		7,416,750,175
6.00%, 03/01/38		3		3,158
4.00%, 12/01/40 - 01/01/57		1,482,677		1,507,263,044
3.50%, 02/01/41 - 12/01/46		313,292		310,770,259
4.50%, 09/01/43 - 07/01/48		1,004,793		1,049,692,799
5.03%, 09/01/44		28,241		29,511,464
3.50%, 10/25/48(t)		1,904,493		1,874,076,152
4.50%, 10/25/48(t)		558,680		576,294,845
Government National Mortgage Association:
4.00%, 02/20/47		—	(f)	1
4.50%, 01/20/48 - 03/20/48		—	(f)	—
3.50%, 10/15/48(t)		807,070		802,498,675
4.00%, 10/15/48(t)		1,451,500		1,476,164,178
4.50%, 10/15/48(t)		715,775		739,685,035

				21,016,222,235

Total U.S. Government Sponsored Agency Securities — 59.1% (Cost: $21,587,506,566)				21,453,480,378

U.S. Treasury Obligations — 9.0%
U.S. Treasury Bonds, 3.00%, 08/15/48		175,462		168,861,324
U.S. Treasury Inflation Linked Notes:
0.13%, 04/15/20(q)(v)		626,002		664,855,428
0.13%, 04/15/21 - 04/15/22		341,397		352,423,897
0.63%, 04/15/23		176,498		176,741,452
0.38%, 01/15/27(v)		29,320		29,198,482
0.75%, 07/15/28		95,929		94,752,004
U.S. Treasury Notes:
1.75%, 11/30/19		220,000		217,602,343
2.63%, 07/31/20		27,840		27,748,650
2.75%, 09/30/20 - 09/15/21		1,524,100		1,521,957,899

Total U.S. Treasury Obligations — 9.0% (Cost: $3,264,993,083)				3,254,141,479

		Shares
Warrants — 0.0%

Japan — 0.0%
Wessex Ltd. (Issued/exercisable 06/16/16, 1 share for 1 warrant, Expires 06/24/19, Strike Price JPY 1.00)(c)(g)		4,500,000		114,857

Total Warrants — 0.0%				114,857

Total Long-Term Investments — 132.6% (Cost: $48,555,844,312)				48,016,572,330

Short-Term Securities — 6.1%

		Par (000)
Borrowed Bond Agreements — 1.5%(w)
Barclays Bank plc, (1.50)%, 11/23/18 (Purchased on 09/28/18 to be repurchased at EUR 551,549, collateralized by Hema Bondco I BV, 6.25%, due at 07/15/22, par and fair value of EUR 600,000 and $630,450, respectively)	EUR	552		640,376

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.15)%, 11/23/18 (Purchased on 09/24/18 to be repurchased at EUR 1,167,733, collateralized by Thomas Cook Group plc, 6.25%, due at 06/15/22, par and fair value of EUR 1,100,000 and $1,323,375, respectively)	EUR	1,168	$1,356,013
Barclays Bank plc, (3.80)%, Open (Purchased on 08/15/18 to be repurchased at EUR 401,056, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 400,000 and $462,748, respectively)(x)		403	467,918
Barclays Bank plc, (3.75)%, Open (Purchased on 07/31/18 to be repurchased at EUR 727,796, collateralized by Nexi Capital SpA, 4.13%, due at 11/01/23, par and fair value of EUR 727,000 and $850,414, respectively)(x)		731	849,253
Barclays Bank plc, (3.50)%, Open (Purchased on 08/15/18 to be repurchased at EUR 1,203,631, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,200,000 and $1,388,244, respectively)(x)		1,209	1,403,753
Barclays Bank plc, (2.50)%, Open (Purchased on 09/04/18 to be repurchased at EUR 881,996, collateralized by Casino Guichard Perrachon SA, 5.73%, due at 08/06/19, par and fair value of EUR 900,000 and $1,055,394, respectively)(x)		884	1,025,822
Barclays Bank plc, (2.50)%, Open (Purchased on 08/01/18 to be repurchased at EUR 153,823, collateralized by Hapag-Lloyd AG, 6.75%, due at 02/01/22, par and fair value of EUR 150,000 and $181,980, respectively)(x)		154	179,331
Barclays Bank plc, (2.25)%, Open (Purchased on 08/28/18 to be repurchased at EUR 1,584,060, collateralized by Mobilux Finance SAS, 5.5%, due at 11/15/24, par and fair value of EUR 1,600,000 and $1,754,631, respectively)(x)		1,587	1,842,859
Barclays Bank plc, (2.00)%, Open (Purchased on 07/18/18 to be repurchased at EUR 303,666, collateralized by Cabot Financial Luxembourg II SA, 5.88%, due at 11/15/21, par and fair value of EUR 300,000 and $349,088, respectively)(x)		305	354,007
Barclays Bank plc, (2.00)%, Open (Purchased on 09/18/18 to be repurchased at EUR 686,707, collateralized by Mobilux Finance SAS, 5.5%, due at 11/15/24, par and fair value of EUR 700,000 and $767,651, respectively)(x)		687	797,833
Barclays Bank plc, (1.95)%, Open (Purchased on 08/22/18 to be repurchased at EUR 1,667,156, collateralized by Nyrstar Netherlands Holdings BV, 8.5%, due at 09/15/19, par and fair value of EUR 1,600,000 and $1,713,710, respectively)(x)		1,671	1,939,644
Barclays Bank plc, (1.90)%, Open (Purchased on 07/17/18 to be repurchased at EUR 606,698, collateralized by Cabot Financial Luxembourg II SA, 5.88%, due at 11/15/21, par and fair value of EUR 600,000 and $698,177, respectively)(x)		609	707,168
Barclays Bank plc, (1.85)%, Open (Purchased on 06/19/18 to be repurchased at EUR 886,453, collateralized by Sigma Holdco BV, 5.75%, due at 05/15/26, par and fair value of EUR 930,000 and $1,017,430, respectively)(x)		891	1,034,640

49

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.75)%, Open (Purchased on 06/08/18 to be repurchased at EUR 304,430, collateralized by CMA CGM SA, 6.5%, due at 07/15/22, par and fair value of EUR 300,000 and $346,138, respectively)(x)	EUR	306	$355,393
Barclays Bank plc, (1.75)%, Open (Purchased on 08/29/18 to be repurchased at EUR 1,844,997, collateralized by Iliad SA, 1.88%, due at 04/25/25, par and fair value of EUR 1,900,000 and $2,071,006, respectively)(x)		1,848	2,145,471
Barclays Bank plc, (1.75)%, Open (Purchased on 07/16/18 to be repurchased at EUR 707,376, collateralized by Cabot Financial Luxembourg II SA, 5.88%, due at 11/15/21, par and fair value of EUR 700,000 and $814,539, respectively)(x)		710	824,304
Barclays Bank plc, (1.50)%, Open (Purchased on 06/07/18 to be repurchased at EUR 1,393,490, collateralized by ProGroup AG, 3%, due at 03/31/26, par and fair value of EUR 1,400,000 and $1,636,783, respectively)(x)		1,400	1,625,497
Barclays Bank plc, (1.50)%, Open (Purchased on 08/28/18 to be repurchased at EUR 1,533,979, collateralized by CMA CGM SA, 6.5%, due at 07/15/22, par and fair value of EUR 1,550,000 and $1,788,380, respectively)(x)		1,536	1,783,404
Barclays Bank plc, (1.50)%, Open (Purchased on 08/29/18 to be repurchased at EUR 401,656, collateralized by Progroup AG, 3%, due at 03/31/26, par and fair value of EUR 400,000 and $467,652, respectively)(x)		402	466,965
Barclays Bank plc, (1.50)%, Open (Purchased on 09/25/18 to be repurchased at EUR 1,583,284, collateralized by Thomas Cook Group plc, 6.25%, due at 06/15/22, par and fair value of EUR 1,500,000 and $1,804,603, respectively)(x)		1,584	1,838,578
Barclays Bank plc, (1.50)%, Open (Purchased on 08/15/18 to be repurchased at EUR 1,150,226, collateralized by Hema Bondco I BV, 6.25%, due at 07/15/22, par and fair value of EUR 1,200,000 and $1,260,900, respectively)(x)		1,152	1,338,034
Barclays Bank plc, (1.30)%, Open (Purchased on 08/29/18 to be repurchased at EUR 694,438, collateralized by LKQ European Holdings BV, 3.63%, due at 04/01/26, par and fair value of EUR 675,000 and $795,496, respectively)(x)		695	807,210
Barclays Bank plc, (1.30)%, Open (Purchased on 08/29/18 to be repurchased at EUR 1,337,437, collateralized by LKQ European Holdings BV, 3.63%, due at 04/01/26, par and fair value of EUR 1,300,000 and $1,532,066, respectively)(x)		1,339	1,554,628
Barclays Bank plc, (1.20)%, Open (Purchased on 08/14/18 to be repurchased at EUR 1,121,254, collateralized by Casino Guichard Perrachon SA, 5.73%, due at 08/06/19, par and fair value of EUR 1,100,000 and $1,289,927, respectively)(x)		1,123	1,303,831
Barclays Bank plc, (1.15)%, Open (Purchased on 06/11/18 to be repurchased at EUR 733,624, collateralized by Daimler AG, 1.38%, due at 05/11/28, par and fair value of EUR 750,000 and $848,440, respectively)(x)		736	854,805
Barclays Bank plc, (1.10)%, Open (Purchased on 06/11/18 to be repurchased at EUR 2,065,531, collateralized by Magna International, Inc., 1.5%, due at 09/25/27, par and fair value of EUR 2,050,000 and $2,358,798, respectively)(x)		2,073	2,406,346

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.10)%, Open (Purchased on 08/09/18 to be repurchased at EUR 3,036,648, collateralized by Madrilena Red de Gas Finance BV, 2.25%, due at 04/11/29, par and fair value of EUR 3,000,000 and $3,488,026, respectively)(x)	EUR	3,041	$3,530,987
Barclays Bank plc, (1.05)%, Open (Purchased on 06/11/18 to be repurchased at EUR 1,995,131, collateralized by BMW Finance NV, 1.13%, due at 01/10/28, par and fair value of EUR 2,050,000 and $2,304,026, respectively)(x)		2,002	2,323,971
Barclays Bank plc, (1.00)%, Open (Purchased on 06/06/18 to be repurchased at EUR 533,995, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 545,000 and $618,218, respectively)(x)		536	621,982
Barclays Bank plc, (1.00)%, Open (Purchased on 08/09/18 to be repurchased at EUR 3,003,698, collateralized by Autoroutes du Sud de la France SA, 1.38%, due at 01/22/30, par and fair value of EUR 3,000,000 and $3,406,789, respectively)(x)		3,008	3,492,197
Barclays Bank plc, (1.00)%, Open (Purchased on 06/13/18 to be repurchased at EUR 703,302, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 720,000 and $816,729, respectively)(x)		705	819,049
Barclays Bank plc, (1.00)%, Open (Purchased on 06/07/18 to be repurchased at EUR 663,426, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 680,000 and $771,355, respectively)(x)		665	772,675
Barclays Bank plc, (0.95)%, Open (Purchased on 06/05/18 to be repurchased at EUR 599,027, collateralized by ProGroup AG, 3%, due at 03/31/26, par and fair value of EUR 600,000 and $701,479, respectively)(x)		601	697,635
Barclays Bank plc, (0.95)%, Open (Purchased on 07/24/18 to be repurchased at EUR 3,036,153, collateralized by Ryanair DAC, 1.13%, due at 03/10/23, par and fair value of EUR 3,000,000 and $3,503,077, respectively)(x)		3,042	3,531,369
Barclays Bank plc, (0.90)%, Open (Purchased on 08/20/18 to be repurchased at EUR 1,619,178, collateralized by Thermo Fisher Scientific, Inc., 1.95%, due at 07/24/29, par and fair value of EUR 1,600,000 and $1,843,961, respectively)(x)		1,621	1,881,828
Barclays Bank plc, (0.90)%, Open (Purchased on 08/21/18 to be repurchased at EUR 1,704,271, collateralized by Zimmer Biomet Holdings, Inc., 2.43%, due at 12/13/26, par and fair value of EUR 1,600,000 and $1,922,731, respectively)(x)		1,706	1,980,675
Barclays Bank plc, (0.90)%, Open (Purchased on 08/20/18 to be repurchased at EUR 1,830,808, collateralized by Orange SA, 5.00%, due at 12/31/49, par and fair value of EUR 1,600,000 and $2,049,196, respectively)(x)		1,833	2,127,788
Barclays Bank plc, (0.90)%, Open (Purchased on 09/06/18 to be repurchased at EUR 377,515, collateralized by Europcar Groupe SA, 4.13%, due at 11/15/24, par and fair value of EUR 374,000 and $431,080, respectively)(x)		378	438,576

50

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.90)%, Open (Purchased on 06/19/18 to be repurchased at EUR 144,085, collateralized by Sigma Holdco BV, 5.75%, due at 05/15/26, par and fair value of EUR 150,000 and $164,102, respectively)(x)	EUR	144	$167,722
Barclays Bank plc, (0.90)%, Open (Purchased on 08/28/18 to be repurchased at EUR 2,582,707, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,600,000 and $2,947,911, respectively)(x)		2,585	3,001,053
Barclays Bank plc, (0.85)%, Open (Purchased on 08/21/18 to be repurchased at EUR 1,592,712, collateralized by Allergan Funding SCS, 2.13%, due at 06/01/29, par and fair value of EUR 1,600,000 and $1,823,694, respectively)(x)		1,594	1,850,922
Barclays Bank plc, (0.69)%, Open (Purchased on 08/16/18 to be repurchased at EUR 33,787,712, collateralized by Republic of Portugal, 2.13%, due at 10/17/28, par and fair value of EUR 32,565,000 and $38,653,881, respectively)(x)		33,817	39,263,087
Barclays Bank plc, (0.60)%, Open (Purchased on 09/03/18 to be repurchased at EUR 5,377,715, collateralized by Kingdom of Spain, 0.35%, due at 07/30/23, par and fair value of EUR 5,400,000 and $6,215,199, respectively)(x)		5,380	6,246,502
Barclays Bank plc, 0.67%, Open (Purchased on 07/12/18 to be repurchased at GBP 2,441,045, collateralized by U.K. Treasury Bonds, 3.5%, due at 07/22/68, par and fair value of GBP 1,453,000 and $2,959,184, respectively)(x)	GBP	2,441	3,181,657
Barclays Bank plc, 1.50%, Open (Purchased on 09/21/18 to be repurchased at USD 1,453,673, collateralized by Pampa Energia SA, 7.5%, due at 01/24/27, par and fair value of USD 1,584,000 and $1,405,800, respectively)(x)	USD	1,453	1,453,320
Barclays Bank plc, 1.85%, Open (Purchased on 07/31/18 to be repurchased at USD 1,098,059, collateralized by Southwestern Energy Co., 7.5%, due at 04/01/26, par and fair value of USD 1,038,000 and $1,087,305, respectively)(x)		1,095	1,095,090
Barclays Bank plc, 1.85%, Open (Purchased on 07/13/18 to be repurchased at USD 11,287,678, collateralized by Mckesson Corp., 3.95%, due at 02/16/28, par and fair value of USD 11,435,000 and $11,041,724, respectively)(x)		11,249	11,249,181
Barclays Capital, Inc., 0.75%, Open (Purchased on 08/20/18 to be repurchased at USD 2,028,737, collateralized by Rackspace Hosting, Inc., 8.63%, due at 11/15/24, par and fair value of USD 1,960,000 and $1,906,296, respectively)(x)		2,031	2,031,050
Barclays Capital, Inc., 1.25%, Open (Purchased on 08/20/18 to be repurchased at USD 9,951,531, collateralized by Transocean, Inc., 5.80%, due at 10/15/22, par and fair value of USD 9,900,000 and $9,862,875, respectively)(x)		9,974	9,974,250
Barclays Capital, Inc., 1.85%, Open (Purchased on 08/20/18 to be repurchased at USD 6,590,563, collateralized by Vine Oil & Gas LP, 8.75%, due at 04/15/23, par and fair value of USD 6,730,000 and $6,578,575, respectively)(x)		6,579	6,578,575

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (2.00)%, Open (Purchased on 07/18/18 to be repurchased at EUR 151,752, collateralized by Cabot Financial Luxembourg II SA, 5.88%, due at 11/15/21, par and fair value of EUR 150,000 and $174,544, respectively)(x)	EUR	152	$176,909
BNP Paribas SA, (1.60)%, Open (Purchased on 06/07/18 to be repurchased at EUR 305,671, collateralized by CMA CGM SA, 6.5%, due at 07/15/22, par and fair value of EUR 300,000 and $346,138, respectively)(x)		307	356,675
BNP Paribas SA, (1.10)%, Open (Purchased on 08/21/18 to be repurchased at EUR 417,732, collateralized by Coca-Cola European Partners plc, 1.88%, due at 03/18/30, par and fair value of EUR 400,000 and $471,381, respectively)(x)		418	485,587
BNP Paribas SA, (0.54)%, Open (Purchased on 07/26/18 to be repurchased at EUR 7,862,017, collateralized by Kingdom of Spain, 1.4%, due at 04/30/28, par and fair value of EUR 7,770,000 and $8,987,366, respectively)(x)		7,870	9,137,241
BNP Paribas SA, (0.51)%, Open (Purchased on 08/14/18 to be repurchased at EUR 26,455,663, collateralized by Republic of Portugal, 2.88%, due at 07/21/26, par and fair value of EUR 23,985,000 and $30,498,893, respectively)(x)		26,473	30,736,377
BNP Paribas SA, 0.60%, Open (Purchased on 07/13/18 to be repurchased at GBP 25,802,920, collateralized by U.K. Treasury Bonds, 0.13%, due at 03/22/46, par and fair value of GBP 16,255,749 and $32,663,236, respectively)(x)	GBP	25,784	33,606,367
Citigroup Global Markets, Inc., 0.75%, Open (Purchased on 07/24/18 to be repurchased at USD 6,913,749, collateralized by Transocean, Inc., 5.80%, due at 10/15/22, par and fair value of USD 6,890,000 and $6,864,163, respectively)(x)	USD	6,907	6,907,225
Citigroup Global Markets, Inc., 1.50%, Open (Purchased on 07/17/18 to be repurchased at USD 865,305, collateralized by Everi payments, Inc., 7.5%, due at 12/15/25, par and fair value of USD 861,000 and $869,610, respectively)(x)		865	865,305
Citigroup Global Markets, Inc., 1.70%, Open (Purchased on 09/11/18 to be repurchased at USD 8,976,883, collateralized by Netflix, Inc., 4.38%, due at 11/15/26, par and fair value of USD 9,405,000 and $8,796,497, respectively)(x)		8,970	8,970,019
Citigroup Global Markets, Inc., 1.85%, Open (Purchased on 08/20/18 to be repurchased at USD 657,596, collateralized by Petsmart, Inc., 7.13%, due at 03/15/23, par and fair value of USD 960,000 and $690,000, respectively)(x)		656	656,400
Citigroup Global Markets, Inc., 1.85%, Open (Purchased on 08/20/18 to be repurchased at USD 7,824,232, collateralized by Ford Motor Credit Co. LLC, 4.39%, due at 01/08/26, par and fair value of USD 8,000,000 and $7,618,605, respectively)(x)		7,810	7,810,000
Citigroup Global Markets, Inc., 1.85%, Open (Purchased on 09/11/18 to be repurchased at USD 3,708,754, collateralized by Seagate HDD Cayman, 4.75%, due at 01/01/25, par and fair value of USD 3,850,000 and $3,691,489, respectively)(x)		3,706	3,705,625

51

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., 1.85%, Open (Purchased on 08/20/18 to be repurchased at USD 9,645,294, collateralized by Hanesbrands, Inc., 4.88%, due at 05/15/26, par and fair value of USD 9,900,000 and $9,466,875, respectively)(x)	USD	9,628	$9,627,750
Credit Suisse Securities USA LLC, 1.00%, Open (Purchased on 09/21/18 to be repurchased at USD 3,683,337, collateralized by Pampa Energia SA, 7.5%, due at 01/24/27, par and fair value of USD 3,960,000 and $3,514,500, respectively)(x)		3,683	3,682,800
Credit Suisse Securities USA LLC, 1.75%, Open (Purchased on 09/14/18 to be repurchased at USD 1,357,072, collateralized by Aker BP ASA, 5.88%, due at 03/31/25, par and fair value of USD 1,275,000 and $1,316,437, respectively)(x)		1,356	1,356,281
Credit Suisse Securities USA LLC, 1.80%, Open (Purchased on 08/20/18 to be repurchased at USD 1,948,559, collateralized by Level 3 Financing, Inc., 5.25%, due at 03/15/26, par and fair value of USD 1,950,000 and $1,918,410, respectively)(x)		1,945	1,945,125
Deutsche Bank AG, (0.25)%, 10/22/18 (Purchased on 09/19/18 to be repurchased at JPY 1,468,144,631, collateralized by Japan Government Twenty Year Bond, 0.6%, due at 09/20/37, par and fair value of JPY 1,460,950,000 and $12,833,009, respectively)	JPY	1,468,255	12,922,502
Deutsche Bank AG, 0.62%, Open (Purchased on 07/13/18 to be repurchased at GBP 5,566,690, collateralized by U.K. Treasury Bonds, 0.13%, due at 03/22/46, par and fair value of GBP 3,507,728 and $7,048,198, respectively)(x)	GBP	5,562	7,249,886
J.P. Morgan Securities LLC, (3.75)%, Open (Purchased on 08/28/18 to be repurchased at EUR 1,775,319, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,750,000 and $2,024,523, respectively)(x)	EUR	1,781	2,068,128
J.P. Morgan Securities LLC, (3.00)%, Open (Purchased on 08/28/18 to be repurchased at EUR 2,662,729, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,623,000 and $3,034,471, respectively)(x)		2,670	3,099,828
J.P. Morgan Securities LLC, (2.70)%, Open (Purchased on 08/06/18 to be repurchased at EUR 2,757,177, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,608,000 and $3,017,117, respectively)(x)		2,769	3,214,480
J.P. Morgan Securities LLC, (2.70)%, Open (Purchased on 08/15/18 to be repurchased at EUR 2,202,179, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,175,000 and $2,516,193, respectively)(x)		2,210	2,565,692
J.P. Morgan Securities LLC, (2.70)%, Open (Purchased on 08/15/18 to be repurchased at EUR 303,749, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 300,000 and $347,061, respectively)(x)		305	353,889
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 07/03/18 to be repurchased at EUR 99,056, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 100,000 and $115,870, respectively)(x)		100	115,753

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 07/03/18 to be repurchased at EUR 792,584, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 800,000 and $926,964, respectively)(x)	EUR	798	$926,116
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 08/15/18 to be repurchased at EUR 2,126,515, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,100,000 and $2,429,427, respectively)(x)		2,134	2,477,220
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 07/13/18 to be repurchased at EUR 611,858, collateralized by Avis Budget Finance plc, 4.13%, due at 11/15/24, par and fair value of EUR 599,000 and $704,176, respectively)(x)		615	714,319
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 07/13/18 to be repurchased at EUR 926,611, collateralized by Avis Budget Finance plc, 4.5%, due at 05/15/25, par and fair value of EUR 900,000 and $1,056,701, respectively)(x)		932	1,081,779
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 07/02/18 to be repurchased at EUR 169,451, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 170,000 and $196,980, respectively)(x)		169	196,741
J.P. Morgan Securities LLC, (2.25)%, Open (Purchased on 09/05/18 to be repurchased at EUR 477,690, collateralized by Iliad SA, 1.88%, due at 04/25/25, par and fair value of EUR 500,000 and $545,002, respectively)(x)		479	555,779
J.P. Morgan Securities LLC, (2.15)%, Open (Purchased on 09/24/18 to be repurchased at EUR 386,923, collateralized by Nyrstar Netherlands Holdings BV, 8.5%, due at 09/15/19, par and fair value of EUR 400,000 and $428,427, respectively)(x)		387	449,371
J.P. Morgan Securities LLC, (2.00)%, Open (Purchased on 06/19/18 to be repurchased at EUR 435,210, collateralized by Sigma Holdco BV, 5.75%, due at 05/15/26, par and fair value of EUR 450,000 and $492,305, respectively)(x)		438	508,208
J.P. Morgan Securities LLC, (2.00)%, Open (Purchased on 09/14/18 to be repurchased at EUR 396,230, collateralized by Mobilux Finance SAS, 5.5%, due at 11/15/24, par and fair value of EUR 400,000 and $438,658, respectively)(x)		397	460,376
J.P. Morgan Securities LLC, (2.00)%, Open (Purchased on 09/14/18 to be repurchased at EUR 791,967, collateralized by Mobilux Finance SAS, 5.5%, due at 11/15/24, par and fair value of EUR 800,000 and $877,315, respectively)(x)		793	920,229
J.P. Morgan Securities LLC, (1.85)%, Open (Purchased on 06/26/18 to be repurchased at EUR 296,506, collateralized by Nexi Capital SpA, 4.13%, due at 11/01/23, par and fair value of EUR 300,000 and $350,927, respectively)(x)		298	345,948
J.P. Morgan Securities LLC, (1.75)%, Open (Purchased on 07/18/18 to be repurchased at EUR 459,959, collateralized by Cabot Financial Luxembourg II SA, 5.88%, due at 11/15/21, par and fair value of EUR 450,000 and $523,632, respectively)(x)		462	535,937

52

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (1.70)%, Open (Purchased on 09/21/18 to be repurchased at EUR 3,932,774, collateralized by Naviera Armas SA, 4.25%, due at 11/15/24, par and fair value of EUR 4,000,000 and $4,475,987, respectively)(x)	EUR	3,934	$4,567,442
J.P. Morgan Securities LLC, (1.65)%, Open (Purchased on 06/25/18 to be repurchased at EUR 297,580, collateralized by Mobilux Finance SAS, 5.5%, due at 11/15/24, par and fair value of EUR 300,000 and $328,993, respectively)(x)		299	347,032
J.P. Morgan Securities LLC, (1.65)%, Open (Purchased on 08/06/18 to be repurchased at EUR 872,948, collateralized by Vallourec SA, 6.63%, due at 10/15/22, par and fair value of EUR 820,000 and $1,006,386, respectively)(x)		875	1,016,098
J.P. Morgan Securities LLC, (1.60)%, Open (Purchased on 08/08/18 to be repurchased at EUR 488,119, collateralized by CMA CGM SA, 6.5%, due at 07/15/22, par and fair value of EUR 500,000 and $576,897, respectively)(x)		489	568,069
J.P. Morgan Securities LLC, (1.60)%, Open (Purchased on 07/25/18 to be repurchased at EUR 580,342, collateralized by CMA CGM SA, 6.5%, due at 07/15/22, par and fair value of EUR 600,000 and $692,276, respectively)(x)		582	675,819
J.P. Morgan Securities LLC, (1.60)%, Open (Purchased on 06/06/18 to be repurchased at EUR 596,794, collateralized by ProGroup AG, 3%, due at 03/31/26, par and fair value of EUR 600,000 and $701,479, respectively)(x)		600	696,467
J.P. Morgan Securities LLC, (1.60)%, Open (Purchased on 09/21/18 to be repurchased at EUR 193,421, collateralized by Nyrstar Netherlands Holdings BV, 8.5%, due at 09/15/19, par and fair value of EUR 200,000 and $214,214, respectively)(x)		193	224,631
J.P. Morgan Securities LLC, (1.58)%, Open (Purchased on 08/29/18 to be repurchased at EUR 2,345,931, collateralized by Progroup AG, 3%, due at 03/31/26, par and fair value of EUR 2,300,000 and $2,689,001, respectively)(x)		2,349	2,727,562
J.P. Morgan Securities LLC, (1.50)%, Open (Purchased on 06/05/18 to be repurchased at EUR 1,502,824, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 1,500,000 and $1,782,676, respectively)(x)		1,510	1,753,328
J.P. Morgan Securities LLC, (1.50)%, Open (Purchased on 06/06/18 to be repurchased at EUR 599,010, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 600,000 and $713,070, respectively)(x)		602	698,829
J.P. Morgan Securities LLC, (1.45)%, Open (Purchased on 09/27/18 to be repurchased at EUR 625,628, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 600,000 and $713,070, respectively)(x)		626	726,473
J.P. Morgan Securities LLC, (1.40)%, Open (Purchased on 07/11/18 to be repurchased at EUR 1,573,568, collateralized by CMA CGM SA, 7.75%, due at 01/15/21, par and fair value of EUR 1,500,000 and $1,770,833, respectively)(x)		1,578	1,832,693

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (1.40)%, Open (Purchased on 08/15/18 to be repurchased at EUR 943,689, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 900,000 and $1,069,606, respectively)(x)	EUR	945	$1,097,633
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 08/29/18 to be repurchased at EUR 2,048,869, collateralized by Iliad SA, 1.88%, due at 04/25/25, par and fair value of EUR 2,100,000 and $2,289,006, respectively)(x)		2,051	2,381,697
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 08/28/18 to be repurchased at EUR 937,074, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 900,000 and $1,069,606, respectively)(x)		938	1,089,297
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 07/25/18 to be repurchased at EUR 172,525, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 164,000 and $189,727, respectively)(x)		173	200,815
J.P. Morgan Securities LLC, (1.25)%, Open (Purchased on 06/08/18 to be repurchased at EUR 1,608,904, collateralized by Daimler International Finance BV, 1%, due at 11/11/25, par and fair value of EUR 1,630,000 and $1,854,858, respectively)(x)		1,615	1,875,246
J.P. Morgan Securities LLC, (1.20)%, Open (Purchased on 06/14/18 to be repurchased at EUR 976,580, collateralized by CMA CGM SA, 6.5%, due at 07/15/22, par and fair value of EUR 950,000 and $1,096,104, respectively)(x)		980	1,137,955
J.P. Morgan Securities LLC, (1.15)%, Open (Purchased on 08/20/18 to be repurchased at EUR 607,908, collateralized by Evonik Finance BV, 0.75%, due at 09/07/28, par and fair value of EUR 640,000 and $684,412, respectively)(x)		609	706,714
J.P. Morgan Securities LLC, (1.10)%, Open (Purchased on 09/05/18 to be repurchased at EUR 1,200,323, collateralized by Telefonica Emisiones SAU, 2.93%, due at 10/17/29, par and fair value of EUR 1,100,000 and $1,356,918, respectively)(x)		1,201	1,394,700
J.P. Morgan Securities LLC, (1.10)%, Open (Purchased on 08/15/18 to be repurchased at EUR 3,077,347, collateralized by Carlsberg Breweries A/S, 2.5%, due at 05/28/24, par and fair value of EUR 2,800,000 and $3,508,915, respectively)(x)		3,082	3,577,983
J.P. Morgan Securities LLC, (1.05)%, Open (Purchased on 06/26/18 to be repurchased at EUR 291,776, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 300,000 and $340,144, respectively)(x)		293	339,717
J.P. Morgan Securities LLC, (1.05)%, Open (Purchased on 06/28/18 to be repurchased at EUR 96,160, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 100,000 and $113,380, respectively)(x)		96	111,954
J.P. Morgan Securities LLC, (1.05)%, Open (Purchased on 06/11/18 to be repurchased at EUR 1,585,382, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 1,600,000 and $1,814,099, respectively)(x)		1,590	1,846,632

53

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (1.00)%, Open (Purchased on 08/13/18 to be repurchased at EUR 1,684,032, collateralized by Casino Guichard Perrachon SA, 5.73%, due at 11/12/18, par and fair value of EUR 1,600,000 and $1,863,082, respectively)(x)	EUR	1,686	$1,957,801
J.P. Morgan Securities LLC, (1.00)%, Open (Purchased on 08/06/18 to be repurchased at EUR 1,491,883, collateralized by Vallourec SA, 6.63%, due at 10/15/22, par and fair value of EUR 1,400,000 and $1,718,219, respectively)(x)		1,494	1,734,801
J.P. Morgan Securities LLC, (1.00)%, Open (Purchased on 08/09/18 to be repurchased at EUR 421,360, collateralized by LKQ European Holdings BV, 4.13%, due at 04/01/28, par and fair value of EUR 410,000 and $479,601, respectively)(x)		422	489,887
J.P. Morgan Securities LLC, (1.00)%, Open (Purchased on 09/13/18 to be repurchased at EUR 705,356, collateralized by Grupo-Antolin Irausa SA, 3.25%, due at 04/30/24, par and fair value of EUR 700,000 and $803,592, respectively)(x)		706	819,340
J.P. Morgan Securities LLC, (1.00)%, Open (Purchased on 06/11/18 to be repurchased at EUR 1,279,540, collateralized by Daimler AG, 1.38%, due at 05/11/28, par and fair value of EUR 1,300,000 and $1,470,628, respectively)(x)		1,283	1,490,204
J.P. Morgan Securities LLC, (0.95)%, Open (Purchased on 09/11/18 to be repurchased at EUR 610,990, collateralized by Europcar Groupe SA, 4.13%, due at 11/15/24, par and fair value of EUR 600,000 and $691,572, respectively)(x)		611	709,727
J.P. Morgan Securities LLC, (0.95)%, Open (Purchased on 09/12/18 to be repurchased at EUR 712,836, collateralized by Europcar Groupe SA, 4.13%, due at 11/15/24, par and fair value of EUR 700,000 and $806,835, respectively)(x)		713	828,031
J.P. Morgan Securities LLC, (0.95)%, Open (Purchased on 08/20/18 to be repurchased at EUR 1,598,214, collateralized by Cie de Saint-Gobain, 1.38%, due at 06/14/27, par and fair value of EUR 1,600,000 and $1,822,020, respectively)(x)		1,600	1,857,567
J.P. Morgan Securities LLC, (0.95)%, Open (Purchased on 09/07/18 to be repurchased at EUR 2,431,787, collateralized by Europcar Groupe SA, 4.13%, due at 11/15/24, par and fair value of EUR 2,392,000 and $2,757,069, respectively)(x)		2,433	2,824,992
J.P. Morgan Securities LLC, (0.90)%, Open (Purchased on 08/09/18 to be repurchased at EUR 1,587,948, collateralized by Eastman Chemical Co., 1.88%, due at 11/23/26, par and fair value of EUR 1,500,000 and $1,794,463, respectively)(x)		1,590	1,845,948
J.P. Morgan Securities LLC, (0.90)%, Open (Purchased on 08/09/18 to be repurchased at EUR 3,599,323, collateralized by Eni SpA, 3.63%, due at 01/29/29, par and fair value of EUR 3,000,000 and $4,041,074, respectively)(x)		3,604	4,184,119
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 07/20/18 to be repurchased at EUR 664,141, collateralized by AbbVie, Inc., 2.13%, due at 11/17/28, par and fair value of EUR 640,000 and $750,741, respectively)(x)		665	772,378

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 06/08/18 to be repurchased at EUR 1,575,213, collateralized by Telefonica Emisiones SAU, 1.72%, due at 01/12/28, par and fair value of EUR 1,600,000 and $1,807,337, respectively)(x)	EUR	1,579	$1,833,706
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/09/18 to be repurchased at EUR 1,695,534, collateralized by Arkema SA, 1.5%, due at 04/20/27, par and fair value of EUR 1,600,000 and $1,859,315, respectively)(x)		1,697	1,970,880
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/09/18 to be repurchased at EUR 1,598,386, collateralized by AT&T, Inc., 2.6%, due at 12/17/29, par and fair value of EUR 1,500,000 and $1,791,415, respectively)(x)		1,600	1,857,955
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/20/18 to be repurchased at EUR 1,609,263, collateralized by ISS Global A/S, 1.5%, due at 08/31/27, par and fair value of EUR 1,600,000 and $1,799,906, respectively)(x)		1,611	1,870,201
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 07/27/18 to be repurchased at EUR 859,853, collateralized by Thomas Cook Group plc, 6.25%, due at 06/15/22, par and fair value of EUR 800,000 and $962,455, respectively)(x)		861	999,796
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 06/07/18 to be repurchased at EUR 871,750, collateralized by Koninklijke Philips NV, 1.38%, due at 05/02/28, par and fair value of EUR 883,000 and $1,014,196, respectively)(x)		874	1,014,829
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 06/06/18 to be repurchased at EUR 1,155,759, collateralized by Koninklijke Philips NV, 1.38%, due at 05/02/28, par and fair value of EUR 1,167,000 and $1,340,393, respectively)(x)		1,159	1,345,547
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 06/06/18 to be repurchased at EUR 2,028,928, collateralized by Rolls-Royce plc, 1.63%, due at 05/09/28, par and fair value of EUR 2,050,000 and $2,356,794, respectively)(x)		2,034	2,362,100
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/09/18 to be repurchased at EUR 569,925, collateralized by Italgas SpA, 1.63%, due at 01/18/29, par and fair value of EUR 600,000 and $639,738, respectively)(x)		571	662,478
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/29/18 to be repurchased at EUR 750,060, collateralized by LKQ European Holdings BV, 3.63%, due at 04/01/26, par and fair value of EUR 725,000 and $854,421, respectively)(x)		751	871,516
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 07/25/18 to be repurchased at EUR 1,467,082, collateralized by BNP Paribas SA, 2.38%, due at 02/17/25, par and fair value of EUR 1,400,000 and $1,669,559, respectively)(x)		1,469	1,706,014
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 09/25/18 to be repurchased at EUR 1,111,049, collateralized by Bayer Capital Corp. BV, 2.13%, due at 12/15/29, par and fair value of EUR 1,100,000 and $1,284,076, respectively)(x)		1,111	1,290,098

54

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 09/24/18 to be repurchased at EUR 909,498, collateralized by Bayer Capital Corp. BV, 2.13%, due at 12/15/29, par and fair value of EUR 900,000 and $1,050,607, respectively)(x)	EUR	910	$1,056,091
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 09/26/18 to be repurchased at EUR 95,005, collateralized by Thomas Cook Finance 2 plc, 3.88%, due at 07/15/23, par and fair value of EUR 100,000 and $109,719, respectively)(x)		95	110,315
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 08/29/18 to be repurchased at EUR 2,793,141, collateralized by Vodafone Group plc, 1.88%, due at 11/20/29, par and fair value of EUR 2,760,000 and $3,156,366, respectively)(x)		2,795	3,245,284
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 06/05/18 to be repurchased at EUR 2,559,147, collateralized by Heineken NV, 1.5%, due at 10/03/29, par and fair value of EUR 2,550,000 and $2,895,155, respectively)(x)		2,566	2,978,976
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 06/26/18 to be repurchased at EUR 1,607,992, collateralized by Vodafone Group plc, 1.88%, due at 11/20/29, par and fair value of EUR 1,600,000 and $1,829,778, respectively)(x)		1,611	1,870,909
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 09/05/18 to be repurchased at EUR 691,336, collateralized by Anglo American Capital plc, 1.63%, due at 09/18/25, par and fair value of EUR 700,000 and $786,209, respectively)(x)		692	803,104
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 09/04/18 to be repurchased at EUR 1,643,318, collateralized by NN Group NV, 4.63%, due at 01/13/48, par and fair value of EUR 1,500,000 and $1,862,545, respectively)(x)		1,644	1,909,035
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 08/09/18 to be repurchased at EUR 951,939, collateralized by Mylan, Inc., 3.13%, due at 11/22/28, par and fair value of EUR 900,000 and $1,066,010, respectively)(x)		953	1,106,453
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 08/17/18 to be repurchased at EUR 2,223,931, collateralized by Bayer Capital Corp. BV, 2.13%, due at 12/15/29, par and fair value of EUR 2,200,000 and $2,568,152, respectively)(x)		2,226	2,584,507
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 08/09/18 to be repurchased at EUR 2,094,953, collateralized by Veolia Environnement SA, 4.63%, due at 03/30/27, par and fair value of EUR 1,600,000 and $2,357,890, respectively)(x)		2,097	2,434,997
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 06/06/18 to be repurchased at EUR 1,500,154, collateralized by BAT International Finance plc, 2.25%, due at 01/16/30, par and fair value of EUR 1,500,000 and $1,697,092, respectively)(x)		1,504	1,746,216
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 09/04/18 to be repurchased at EUR 1,492,905, collateralized by AXA SA, 3.25%, due at 05/28/49, par and fair value of EUR 1,500,000 and $1,706,534, respectively)(x)		1,494	1,734,301

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, 0.00%, Open (Purchased on 09/27/18 to be repurchased at EUR 1,008,532, collateralized by Grupo-Antolin Irausa SA, 3.25%, due at 04/30/24, par and fair value of EUR 1,000,000 and $1,147,988, respectively)(x)	EUR	1,009	$1,170,956
J.P. Morgan Securities LLC, 0.00%, Open (Purchased on 09/28/18 to be repurchased at EUR 1,032,629, collateralized by Faurecia SA, 2.63%, due at 06/15/25, par and fair value of EUR 1,000,000 and $1,184,141, respectively)(x)		1,033	1,198,934
J.P. Morgan Securities LLC, 0.00%, Open (Purchased on 09/28/18 to be repurchased at EUR 140,536, collateralized by Nyrstar Netherlands Holdings BV, 8.5%, due at 09/15/19, par and fair value of EUR 150,000 and $160,660, respectively)(x)		141	163,170
J.P. Morgan Securities LLC, 0.00%, Open (Purchased on 09/27/18 to be repurchased at EUR 3,584,267, collateralized by Banco Bilbao Vizcaya Argentaria SA, 5.88%, due at 12/31/49, par and fair value of EUR 3,600,000 and $4,148,432, respectively)(x)		3,584	4,161,514
J.P. Morgan Securities LLC, 1.65%, Open (Purchased on 08/13/18 to be repurchased at USD 1,805,364, collateralized by Industrial & Commercial Bank of China Ltd., 6.00%, due at 12/31/49, par and fair value of USD 1,700,000 and $1,724,591, respectively)(x)	USD	1,802	1,802,000
Nomura International plc, 1.65%, Open (Purchased on 09/19/18 to be repurchased at USD 4,178,105, collateralized by Eskom Holdings SOC Ltd., 5.75%, due at 01/26/21, par and fair value of USD 4,350,000 and $4,224,937, respectively)(x)		4,176	4,176,000
Nomura International plc, 1.85%, Open (Purchased on 09/20/18 to be repurchased at USD 1,709,259, collateralized by Bank of Communications Co. Ltd., 5.00%, due at 12/31/49, par and fair value of USD 1,700,000 and $1,695,521, respectively)(x)		1,709	1,708,500
RBC Capital Markets, LLC, (0.75)%, Open (Purchased on 07/31/18 to be repurchased at USD 1,065,970, collateralized by Chesapeake Energy Corp., 8%, due at 06/15/27, par and fair value of USD 1,038,000 and $1,058,760, respectively)(x)		1,069	1,069,140
RBC Capital Markets, LLC, 0.70%, Open (Purchased on 09/10/18 to be repurchased at USD 3,420,017, collateralized by Weatherford International Ltd., 7.75%, due at 06/15/21, par and fair value of USD 3,445,000 and $3,427,775, respectively)(x)		3,419	3,419,162
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 07/17/18 to be repurchased at USD 7,423,724, collateralized by Southwestern Energy Co., 7.75%, due at 10/01/27, par and fair value of USD 6,890,000 and $7,268,950, respectively)(x)		7,407	7,406,750
RBC Capital Markets, LLC, 1.50%, Open (Purchased on 09/19/18 to be repurchased at USD 7,570,218, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due at 10/01/26, par and fair value of USD 8,850,000 and $7,356,563, respectively)(x)		7,567	7,566,750
RBC Capital Markets, LLC, 1.55%, Open (Purchased on 07/18/18 to be repurchased at USD 1,195,436, collateralized by Netflix, Inc., 4.38%, due at 11/15/26, par and fair value of USD 1,255,000 and $1,173,801, respectively)(x)		1,192	1,192,250

55

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 07/31/18 to be repurchased at USD 7,866,674, collateralized by Southwestern Energy Co., 6.20%, due at 01/23/25, par and fair value of USD 7,928,000 and $7,868,540, respectively)(x)	USD	7,849	$7,848,720
RBC Capital Markets, LLC, 1.65%, Open (Purchased on 08/08/18 to be repurchased at USD 538,027, collateralized by Sanchez Energy Corp., 6.13%, due at 01/15/23, par and fair value of USD 866,000 and $493,620, respectively)(x)		537	536,920
RBC Capital Markets, LLC, 1.75%, Open (Purchased on 07/31/18 to be repurchased at USD 1,123,889, collateralized by Transocean, Inc., 9%, due at 07/15/23, par and fair value of USD 1,038,000 and $1,128,825, respectively)(x)		1,121	1,121,040
RBC Capital Markets, LLC, 1.85%, Open (Purchased on 08/10/18 to be repurchased at USD 18,935,072, collateralized by LYB International Finance BV, 4.88%, due at 03/15/44, par and fair value of USD 18,255,000 and $17,828,137, respectively)(x)		18,894	18,893,925
RBC Capital Markets, LLC, 1.90%, Open (Purchased on 09/11/18 to be repurchased at USD 23,409,305, collateralized by Bayer US Finance II LLC, 4.88%, due at 06/25/48, par and fair value of USD 23,685,000 and $22,974,350, respectively)(x)		23,389	23,388,938
RBC Capital Markets, LLC, 1.90%, Open (Purchased on 07/31/18 to be repurchased at USD 1,061,720, collateralized by Transocean, Inc., 7.5%, due at 01/15/26, par and fair value of USD 1,038,000 and $1,071,735, respectively)(x)		1,059	1,058,760
RBC Capital Markets, LLC, 1.90%, Open (Purchased on 09/20/18 to be repurchased at USD 11,534,109, collateralized by Cardinal Health, Inc., 3.41%, due at 06/15/27, par and fair value of USD 12,430,000 and $11,471,959, respectively)(x)		11,529	11,528,825
RBC Capital Markets, LLC, 1.90%, Open (Purchased on 09/20/18 to be repurchased at USD 9,755,969, collateralized by Bausch Health Cos., Inc., 6.13%, due at 04/15/25, par and fair value of USD 9,900,000 and $9,405,000, respectively)(x)		9,752	9,751,500
RBC Capital Markets, LLC, 1.90%, Open (Purchased on 09/20/18 to be repurchased at USD 5,115,406, collateralized by Intel Corp., 3.73%, due at 12/08/47, par and fair value of USD 5,425,000 and $5,055,472, respectively)(x)		5,113	5,113,063
RBC Capital Markets, LLC, 1.90%, Open (Purchased on 07/10/18 to be repurchased at USD 2,948,199, collateralized by Xerox Corp., 3.63%, due at 03/15/23, par and fair value of USD 3,028,000 and $2,887,747, respectively)(x)		2,937	2,937,160
RBC Capital Markets, LLC, 1.90%, Open (Purchased on 08/10/18 to be repurchased at USD 23,236,999, collateralized by Mylan, Inc., 4.55%, due at 04/15/28, par and fair value of USD 23,538,000 and $22,882,355, respectively)(x)		23,185	23,184,930
RBC Capital Markets, LLC, 1.90%, Open (Purchased on 09/20/18 to be repurchased at USD 11,164,315, collateralized by AmerisourceBergen Corp., 3.45%, due at 12/15/27, par and fair value of USD 11,840,000 and $11,048,110, respectively)(x)		11,159	11,159,200

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
RBC Europe Ltd., (1.25)%, Open (Purchased on 08/20/18 to be repurchased at EUR 644,853, collateralized by Kinder Morgan, Inc., 2.25%, due at 03/16/27, par and fair value of EUR 615,000 and $734,610, respectively)(x)	EUR	646	$749,748
RBC Europe Ltd., (1.25)%, Open (Purchased on 08/21/18 to be repurchased at EUR 939,726, collateralized by Evonik Finance BV, 0.75%, due at 09/07/28, par and fair value of EUR 1,000,000 and $1,069,395, respectively)(x)		941	1,092,548
RBC Europe Ltd., (1.25)%, Open (Purchased on 08/21/18 to be repurchased at EUR 1,009,951, collateralized by Kinder Morgan, Inc., 2.25%, due at 03/16/27, par and fair value of EUR 965,000 and $1,152,681, respectively)(x)		1,011	1,174,193
RBC Europe Ltd., (1.25)%, Open (Purchased on 08/01/18 to be repurchased at EUR 1,541,835, collateralized by Hapag-Lloyd AG, 6.75%, due at 02/01/22, par and fair value of EUR 1,500,000 and $1,819,800, respectively)(x)		1,545	1,793,822
RBC Europe Ltd., (1.00)%, Open (Purchased on 09/06/18 to be repurchased at EUR 890,480, collateralized by Netflix, Inc., 3.63%, due at 05/15/27, par and fair value of EUR 900,000 and $1,030,326, respectively)(x)		891	1,034,495
RBC Europe Ltd., (1.00)%, Open (Purchased on 08/20/18 to be repurchased at EUR 960,132, collateralized by Thomas Cook Group plc, 6.25%, due at 06/15/22, par and fair value of EUR 900,000 and $1,082,761, respectively)(x)		961	1,116,001
RBC Europe Ltd., (1.00)%, Open (Purchased on 08/20/18 to be repurchased at EUR 1,031,752, collateralized by Italgas SpA, 1.63%, due at 01/18/29, par and fair value of EUR 1,100,000 and $1,172,852, respectively)(x)		1,033	1,199,248
RBC Europe Ltd., (1.00)%, Open (Purchased on 08/13/18 to be repurchased at EUR 510,832, collateralized by Casino Guichard Perrachon SA, 5.73%, due at 08/06/19, par and fair value of EUR 500,000 and $586,330, respectively)(x)		512	593,877
RBC Europe Ltd., (1.00)%, Open (Purchased on 08/09/18 to be repurchased at EUR 3,187,655, collateralized by Zimmer Biomet Holdings, Inc., 2.43%, due at 12/13/26, par and fair value of EUR 3,000,000 and $3,605,119, respectively)(x)		3,192	3,706,072
RBC Europe Ltd., (1.00)%, Open (Purchased on 09/03/18 to be repurchased at EUR 752,313, collateralized by Italgas SpA, 1.63%, due at 01/18/29, par and fair value of EUR 821,000 and $875,374, respectively)(x)		753	874,105
RBC Europe Ltd., (0.95)%, Open (Purchased on 08/09/18 to be repurchased at EUR 1,108,185, collateralized by LKQ European Holdings BV, 4.13%, due at 04/01/28, par and fair value of EUR 1,090,000 and $1,275,036, respectively)(x)		1,110	1,288,324
RBC Europe Ltd., (0.90)%, Open (Purchased on 08/09/18 to be repurchased at EUR 1,321,779, collateralized by Iberdrola Finanzas SA, 1.62%, due at 11/29/29, par and fair value of EUR 1,300,000 and $1,487,118 respectively)(x)		1,323	1,536,534

56

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
RBC Europe Ltd., (0.90)%, Open (Purchased on 08/21/18 to be repurchased at EUR 1,595,243, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 1,600,000 and $1,814,954, respectively)(x)	EUR	1,597	$1,853,965

Total Borrowed Bond Agreements — 1.5% (Cost: $558,476,997)			559,048,019

Certificates of Deposit — 0.7%

Domestic — 0.1%
Wells Fargo Bank NA, 2.70%, 04/16/19	USD	53,140	53,177,483

Yankee — 0.6%(y)
BNP Paribas SA, New York, 2.66%, 04/18/19		63,600	63,621,841
Canadian Imperial Bank of Commerce, New York, 2.66%, 04/16/19		72,800	72,822,259
MUFG Bank Ltd., New York, 2.68%, 04/17/19(a)		72,800	72,826,230

			209,270,330

Total Certificates of Deposit — 0.7% (Cost: $262,340,000)			262,447,813

Commercial Paper — 0.5%(z)
Societe Generale SA, 2.72%, 04/12/19		63,600	62,716,328
Sumitomo Mitsui Banking Corp., 2.68%, 04/17/19		63,600	62,682,777
AT&T, Inc.:
2.84%, 12/06/18		18,410	18,318,786
2.97%, 03/07/19		18,410	18,186,625
Ford Motor Credit Co. LLC:
3.00%, 04/01/19		15,000	14,757,804
2.94%, 05/01/19		15,000	14,712,438

Total Commercial Paper — 0.5% (Cost: $191,398,012)			191,374,758

Security		Par (000)	Value

Foreign Government Obligations — 0.8%(z)

Egypt — 0.2%
Arab Republic of Egypt Treasury Bills:
17.12%, 10/16/18	EGP	157,175	$8,554,851
16.96%, 11/13/18		436,650	23,430,815
17.44%, 11/27/18		205,475	10,948,473
16.66%, 12/04/18		357,000	19,278,996
16.32%, 03/05/19		177,900	9,035,510

			71,248,645
Italy — 0.6%
Republic of Italy Treasury Bills, 0.00%, 12/31/18	EUR	185,261	215,123,093

Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills, 14.63%, 04/04/19	NGN	2,476,273	6,397,596

Total Foreign Government Obligations — 0.8% (Cost: $295,170,043)			292,769,334

		Shares
Money Market Funds — 2.5%(aa)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.97%(ac)		870,570,017	870,570,017
JPMorgan US Treasury Plus Money Market Fund, Agency Class,
1.89%		44,969,265	44,969,265

Total Money Market Funds — 2.5% (Cost: $915,539,282)			915,539,282

U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills:(z)
1.95%, 10/25/18	USD	17,315	17,290,676
1.97%, 10/04/18(ab)		3,000	2,999,494
2.38%, 07/18/19		13,780	13,508,314

Total U.S. Treasury Obligations — 0.1% 1(Cost: $33,813,949)			33,798,484

Total Short-Term Securities — 6.1% (Cost: $2,256,738,283)			2,254,977,690

Total Options Purchased — 0.6% (Cost: $376,525,075)			264,782,570

57

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

			Value
Total Investments Before Options Written, TBA Sale Commitments and Borrowed Bonds — 139.3% (Cost: $51,189,107,670)			$50,536,332,590

Total Options Written — (0.7)% (Premiums Received — $280,720,552)			(216,771,791)

Security		Par (000)	Value
TBA Sale Commitments — (44.9)%(t)
Federal Home Loan Mortgage Corp.:
2.50%, 10/15/33		28,717	(27,683,958)
4.00%, 10/15/48		164,701	(166,315,284)
4.50%, 10/15/48		46,920	(48,424,738)
Federal National Mortgage Association:
2.50%, 10/25/33		98,585	(95,112,777)
3.00%, 10/25/48 - 11/25/48		4,461,476	(4,265,706,409)
3.50%, 10/25/48 - 11/25/48		9,402,253	(9,246,880,724)
4.00%, 10/25/48		340,533	(343,858,509)
4.50%, 10/25/48		555,704	(573,225,059)
Government National Mortgage Association:
3.50%, 10/15/48		807,070	(802,498,675)
4.50%, 10/15/48		715,775	(739,685,034)

Total TBA Sale Commitments — (44.9)% (Proceeds: $16,334,957,021)			(16,309,391,167)

Borrowed Bonds — (1.5)%

Corporate Bonds — (1.1)%
Argentina — 0.0%
Pampa Energia SA, 7.50%, 01/24/27(a)	USD	5,544	(4,920,300)

Belgium — 0.0%
Nyrstar Netherlands Holdings BV, 8.50%, 09/15/19	EUR	1,550	(1,660,156)

Canada — 0.0%
Magna International, Inc., 1.50%, 09/25/27		2,050	(2,358,798)

China — 0.0%
Bank of Communications Co. Ltd., 5.00%(j)	USD	1,700	(1,695,521)

Denmark — 0.0%
Carlsberg Breweries A/S, 2.50%, 05/28/24	EUR	2,800	(3,508,915)
ISS Global A/S, 1.50%, 08/31/27		1,600	(1,799,906)

			(5,308,821)
France — (0.1)%
Arkema SA, 1.50%, 04/20/27		1,600	(1,859,315)
Autoroutes du Sud de la France SA, 1.38%, 01/22/30		3,000	(3,406,789)
AXA SA, 3.25%, 05/28/49		1,500	(1,706,534)
BNP Paribas SA, 2.38%, 02/17/25		1,400	(1,669,559)
Casino Guichard Perrachon SA:
4.41%, 08/06/19		2,500	(2,931,651)
5.73%, 11/12/18		1,600	(1,863,082)
Cie de Saint-Gobain, 1.38%, 06/14/27		1,600	(1,822,020)
CMA CGM SA:
6.50%, 07/15/22		4,200	(4,845,932)
7.75%, 01/15/21		1,500	(1,770,834)
Europcar Groupe SA, 4.13%, 11/15/24		4,066	(4,686,556)
Faurecia SA, 2.63%, 06/15/25		1,000	(1,184,141)
Iliad SA, 1.88%, 04/25/25		4,500	(4,905,014)
Mobilux Finance SAS, 5.50%, 11/15/24		3,800	(4,167,248)

Security		Par (000)	Value
France (continued)
Orange SA, 5.00%(j)	EUR	1,600	(2,049,196)
Vallourec SA, 6.63%, 10/15/22		2,220	(2,724,605)
Veolia Environnement SA, 4.63%, 03/30/27		1,600	(2,357,890)

			(43,950,366)
Germany — (0.1)%
Bayer Capital Corp. BV, 2.13%, 12/15/29		4,200	(4,902,835)
Bayer US Finance II LLC, 4.88%, 06/25/48(a)	USD	23,685	(22,974,350)
BMW Finance NV, 1.13%, 01/10/28		2,050	(2,304,026)
Daimler AG, 1.38%, 05/11/28	EUR	2,050	(2,319,068)
Daimler International Finance BV, 1.00%, 11/11/25		1,630	(1,854,858)
Evonik Finance BV, 0.75%, 09/07/28		1,640	(1,753,807)
Hapag-Lloyd AG, 6.75%, 02/01/22		1,650	(2,001,780)
HeidelbergCement Finance Luxembourg SA, 1.75%, 04/24/28		3,545	(4,021,256)
ProGroup AG, 3.00%, 03/31/26		5,300	(6,196,394)

			(48,328,374)
Ireland — 0.0%
Ryanair DAC, 1.13%, 03/10/23		3,000	(3,503,077)

Israel — 0.0%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	8,850	(7,356,563)

Italy — 0.0%
Eni SpA, 3.63%, 01/29/29	EUR	3,000	(4,041,074)
Italgas SpA, 1.63%, 01/18/29		2,521	(2,687,964)
Nexi Capital SpA:
3.63%, 05/01/23		1,070	(1,239,814)
4.13%, 11/01/23		1,027	(1,201,341)

			(9,170,193)
Luxembourg — (0.1)%
Altice Luxembourg SA, 7.25%, 05/15/22		13,320	(15,409,511)

Netherlands — 0.0%
Heineken NV, 1.50%, 10/03/29		2,550	(2,895,155)
Hema Bondco I BV, 6.25%, 07/15/22		600	(630,450)
Koninklijke Philips NV, 1.38%, 05/02/28		2,050	(2,354,589)
NN Group NV, 4.62%, 01/13/48		1,500	(1,862,545)
Sigma Holdco BV, 5.75%, 05/15/26		1,530	(1,673,837)

			(9,416,576)
Norway — 0.0%
Aker BP ASA, 5.88%, 03/31/25(a)	USD	1,275	(1,316,437)

South Africa — 0.0%
Anglo American Capital plc, 1.63%, 09/18/25	EUR	700	(786,209)

Spain — (0.1)%
Banco Bilbao Vizcaya Argentaria SA, 5.88%(j)		3,600	(4,148,432)
Cellnex Telecom SA, 2.88%, 04/18/25		4,500	(5,348,028)
Gestamp Automocion SA, 3.25%, 04/30/26		4,600	(5,215,534)
Grupo-Antolin Irausa SA, 3.25%, 04/30/24		1,700	(1,951,580)
Iberdrola Finanzas SA, 1.62%, 11/29/29		1,300	(1,487,119)
Madrilena Red de Gas Finance BV, 2.25%, 04/11/29		3,000	(3,488,026)
Naviera Armas SA, 4.25%, 11/15/24		4,000	(4,475,987)
Telefonica Emisiones SAU:
1.72%, 01/12/28		1,600	(1,807,337)
2.93%, 10/17/29		1,100	(1,356,918)

			(29,278,961)
United Kingdom — (0.1)%
BAT International Finance plc, 2.25%, 01/16/30		1,500	(1,697,092)
Cabot Financial Luxembourg II SA, 5.87%, 11/15/21		2,200	(2,559,980)

58

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United Kingdom (continued)
Coca-Cola European Partners plc, 1.88%, 03/18/30	EUR	400	(471,381)
Rolls-Royce plc, 1.63%, 05/09/28		2,050	(2,356,794)
Thomas Cook Finance 2 plc, 3.88%, 07/15/23		100	(109,719)
Thomas Cook Group plc, 6.25%, 06/15/22		4,300	(5,173,194)
Vodafone Group plc, 1.88%, 11/20/29		4,360	(4,986,144)

			(17,354,304)
United States — (0.6)%
AbbVie, Inc., 2.13%, 11/17/28		640	(750,741)
Allergan Funding SCS, 2.13%, 06/01/29		1,600	(1,823,694)
AmerisourceBergen Corp., 3.45%, 12/15/27	USD	11,840	(11,048,110)
AT&T, Inc., 2.60%, 12/17/29	EUR	1,500	(1,791,415)
Avis Budget Finance plc:
4.13%, 11/15/24		599	(704,176)
4.50%, 05/15/25		900	(1,056,701)
Bausch Health Cos, Inc., 6.13%, 04/15/25(a)	USD	9,900	(9,405,000)
Cardinal Health, Inc., 3.41%, 06/15/27		12,430	(11,471,959)
Chesapeake Energy Corp., 8.00%, 06/15/27		1,038	(1,058,760)
Eastman Chemical Co., 1.88%, 11/23/26	EUR	1,500	(1,794,463)
Everi Payments, Inc., 7.50%, 12/15/25(a)	USD	861	(869,610)
Ford Motor Credit Co. LLC, 4.39%, 01/08/26		8,000	(7,618,605)
Hanesbrands, Inc., 4.88%, 05/15/26(a)		9,900	(9,466,875)
Intel Corp., 3.73%, 12/08/47		5,425	(5,055,472)
Kinder Morgan, Inc., 2.25%, 03/16/27	EUR	1,580	(1,887,291)
Level 3 Financing, Inc., 5.25%, 03/15/26	USD	1,950	(1,918,410)
LKQ European Holdings BV:
3.63%, 04/01/26	EUR	2,700	(3,181,983)
4.13%, 04/01/28		1,500	(1,754,637)
LYB International Finance BV, 4.88%, 03/15/44	USD	18,255	(17,828,137)
McKesson Corp., 3.95%, 02/16/28		11,435	(11,041,724)
Mylan, Inc.:
3.13%, 11/22/28	EUR	900	(1,066,010)
4.55%, 04/15/28(a)	USD	23,538	(22,882,355)
Netflix, Inc.:
3.63%, 05/15/27	EUR	900	(1,030,326)
4.38%, 11/15/26	USD	10,660	(9,970,298)
PetSmart, Inc., 7.13%, 03/15/23(a)		960	(690,000)
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)		1,960	(1,906,296)
Sanchez Energy Corp., 6.13%, 01/15/23		866	(493,620)
Seagate HDD Cayman, 4.75%, 01/01/25		3,850	(3,691,489)
Southwestern Energy Co.:
6.20%, 01/23/25		7,928	(7,868,540)
7.50%, 04/01/26		1,038	(1,087,305)
7.75%, 10/01/27		6,890	(7,268,950)
Thermo Fisher Scientific, Inc., 1.95%, 07/24/29	EUR	1,600	(1,843,961)
Transocean, Inc.:
5.80%, 10/15/22	USD	16,790	(16,727,038)
7.50%, 01/15/26(a)		1,038	(1,071,735)
9.00%, 07/15/23(a)		1,038	(1,128,825)
Vine Oil & Gas LP, 8.75%, 04/15/23(a)		6,730	(6,578,575)
Weatherford International Ltd., 7.75%, 06/15/21		3,445	(3,427,775)
Xerox Corp., 3.63%, 03/15/23		3,028	(2,887,747)
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/26	EUR	4,600	(5,527,850)

			(198,676,458)

Total Corporate Bonds — (1.1)% (Proceeds: $402,987,768)			(400,490,625)

Security		Par (000)	Value
Foreign Agency Obligations — 0.0%

China — 0.0%
Industrial & Commercial Bank of China Ltd., 6.00%(j)	USD	1,700	(1,724,591)

South Africa — 0.0%
Eskom Holdings SOC Ltd., 5.75%, 01/26/21		4,350	(4,224,937)

Total Foreign Agency Obligations — 0.0% (Proceeds: $6,020,664)			(5,949,528)

Foreign Government Obligations — (0.4)%

Japan — 0.0%
Japan Government Twenty Year Bond, 0.60%, 09/20/37	JPY	1,460,950	(12,833,009)

Portugal — (0.2)%
Republic of Portugal:
2.13%, 10/17/28(a)	EUR	32,565	(38,653,881)
2.88%, 07/21/26(a)		23,985	(30,498,893)

			(69,152,774)
Spain — (0.1)%
Kingdom of Spain:
0.35%, 07/30/23		5,400	(6,215,199)
1.40%, 04/30/28(a)		7,770	(8,987,366)

			(15,202,565)
United Kingdom — (0.1)%
U.K. Treasury Bonds:
0.14%, 03/22/46	GBP	19,763	(39,711,434)
3.50%, 07/22/68		1,453	(2,959,184)

			(42,670,618)

Total Foreign Government Obligations — (0.4)% (Proceeds: $135,267,343)			(139,858,966)

Total Borrowed Bonds — (1.5)% (Proceeds: $544,275,775)			(546,299,119)

Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 92.2% (Cost: $34,029,154,322)			33,463,870,513

Other Assets Less Liabilities — 7.8%			2,841,176,241

Net Assets — 100.0%			$36,305,046,754

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Amount is less than $500.

(g)	Non-income producing security.

(h)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(i)	Convertible security.

(j)	Perpetual security with no stated maturity date.

(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(l)	Zero-coupon bond.

(m)	Issuer filed for bankruptcy and/or is in default.

(n)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

59

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

(o)	Variable rate security. Rate shown is the rate in effect as of period end.

(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(q)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(r)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(s)	When-issued security.

(t)	Represents or includes a TBA transaction.

(u)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(v)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(w)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(x)	The amount to be repurchased assumes the maturity will be the day after the period end.
(y)	Issuer is a U.S. branch of a foreign domiciled bank.
(z)	Rates are discount rates or a range of discount rates as of period end.
(aa)	Annualized 7-day yield as of period end.
(ab)	All or a portion of the security is held by a wholly-owned subsidiary.
(ab)	All or a portion of the security is held by a wholly-owned subsidiary.
(ac)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

60

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Affiliated persons and/ore related parties	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	870,570,017	(b)	—	870,570,017	$870,570,017	$2,560,110	$—	$—
iShares iBoxx $ High Yield Corporate Bond ETF	3,349,816	45,000		(3,369,000)	25,816	2,231,535	126,506	4,004,149	(4,157,979)
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,195,180	—		(89,000)	1,106,180	119,257,266	3,549,413	23,953	(9,273,472)
iShares MSCI Brazil ETF	—	1,570,784		(1,163,800)	406,984	13,727,570	461,806	(7,575,113)	(1,845,387)
iShares MSCI Emerging Markets ETF	772,158	3,776,475		(4,548,633)	—	—	341,731	(9,668,575)	(3,328,135)
iShares Short Maturity Bond ETF	996,000	670,000		(1,666,000)	—	—	335,387	(86,031)	72,150
Sentinel Energy Services, Inc.	1,614,183	—		(332,926)	1,281,257	13,056,009	—	(6,541)	291,865
iShares U.S. Home Construction ETF	—	698,900		(698,900)	—	—	—	(86,576)	—

						$1,018,842,397	$7,374,953	$(13,394,734)	$(18,240,958)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Bank plc	(0.50)%	08/09/18	Open	$1,470,465	$1,469,403	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.50)%	08/20/18	Open	6,586,655	6,582,904	Corporate Bonds	Open/Demand

				$8,057,120	$8,052,307

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

61

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	60	10/30/18	$4,240	$18,616
WTI Crude Oil(a)	541	11/16/18	39,525	1,627,113
Euro-BTP	2,421	12/06/18	348,102	(5,963,891)
Euro-Schatz	2,000	12/06/18	259,553	(24,768)
TOPIX Index	156	12/13/18	24,954	410,501
90-Day Eurodollar	3,063	12/17/18	745,381	(189,266)
CBOE Volatility Index	2,082	12/19/18	31,698	(1,449,103)
U.S. Treasury Ultra Bond	11,428	12/19/18	1,763,126	2,015,157
EURO STOXX 50 Index	28	12/21/18	1,101	21,801
NASDAQ 100 Emini Index	327	12/21/18	50,065	932,537
S&P 500 E-Mini Index	5,695	12/21/18	831,185	838,717
STOXX 600 Banks Index	46	12/21/18	417	973
U.S. Treasury 2 Year Note	58,418	12/31/18	12,310,681	(22,113,446)
U.S. Treasury 5 Year Note	9,765	12/31/18	1,098,334	(374,212)
3 Month Sterling	482	06/19/19	77,705	(8,517)

				(24,257,788)

Short Contracts
CBOE Volatility Index	2,082	11/21/18	31,178	2,376,307
Euro-Bobl	1,677	12/06/18	254,483	967,182
Euro-Bund	2,940	12/06/18	542,028	(531,829)
Euro-Buxl	426	12/06/18	86,220	1,051,224
Euro-OAT	1,832	12/06/18	321,290	3,140,856
Japan 10 Year Bond	236	12/13/18	311,752	418,502
Australia 10 Year Bond	982	12/17/18	91,465	532,779
Canada 10 Year Bond	284	12/18/18	29,160	161,594
U.S. Treasury 10 Year Note	8,802	12/19/18	1,045,513	(873,427)
U.S. Treasury 10 Year Ultra Note	6,308	12/19/18	794,808	(1,476,043)
U.S. Treasury Long Bond	7,836	12/19/18	1,100,958	22,745,285
MSCI Emerging Markets E-Mini Index	185	12/21/18	9,710	(202,153)
Long Gilt	1,297	12/27/18	204,450	100,534
WTI Crude Oil(a)	588	02/19/19	42,636	(1,824,085)
90-Day Eurodollar	3,471	12/16/19	840,503	1,121,345
3 Month Sterling	482	12/18/19	77,572	15,531
90-Day Eurodollar	1,524	03/16/20	368,941	455,718
90-Day Eurodollar	5,999	12/14/20	1,452,283	1,788,573
90-Day Eurodollar	241	03/15/21	58,355	35,896
90-Day Eurodollar	1,037	03/14/22	251,174	208,828

				30,212,617

				$5,954,829

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

62

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	946,837,331	USD	50,319,000	BNP Paribas SA	10/01/18	$276,134
ZAR	788,393,088	USD	53,676,000	JP Morgan Chase Bank NA	10/01/18	2,075,301
BRL	35,249,448	USD	8,512,920	Barclays Bank plc	10/02/18	215,324
BRL	35,671,165	USD	8,809,000	BNP Paribas SA	10/02/18	23,666
BRL	554,215,903	USD	135,169,600	Goldman Sachs International	10/02/18	2,061,808
BRL	35,590,816	USD	8,512,920	Morgan Stanley & Co. International plc	10/02/18	299,851
BRL	154,290,000	USD	37,000,000	UBS AG	10/02/18	1,204,306
KRW	37,211,858,032	USD	33,223,000	BNP Paribas SA	10/02/18	323,863
BRL	133,543,984	USD	33,034,000	UBS AG	10/03/18	30,504
USD	66,801,000	BRL	267,216,848	BNP Paribas SA	10/03/18	640,082
USD	43,540,544	EUR	37,090,000	Morgan Stanley & Co. International plc	10/03/18	473,836
USD	20,759,949	ZAR	276,180,933	Goldman Sachs International	10/03/18	1,232,467
ZAR	276,180,933	USD	19,255,021	Bank of America NA	10/03/18	272,460
EUR	1,519,758,000	USD	1,759,879,764	UBS AG	10/04/18	4,910,971
NZD	2,647,000	USD	1,750,542	National Australia Bank Ltd.	10/04/18	4,045
USD	1,732,754,515	EUR	1,485,787,000	Barclays Bank plc	10/04/18	7,411,973
USD	13,968,168	EUR	12,001,000	Royal Bank of Canada	10/04/18	32,230
USD	180,518,711	JPY	20,062,849,500	Barclays Bank plc	10/04/18	3,914,314
USD	181,425,676	JPY	20,062,849,500	State Street Bank and Trust Co.	10/04/18	4,821,279
BRL	75,288,000	USD	18,529,374	Goldman Sachs International	10/05/18	108,215
IDR	39,960,942,780	USD	2,681,007	Standard Chartered Bank	10/05/18	293
RUB	967,560,234	USD	14,308,500	Royal Bank of Scotland	10/05/18	455,961
TRY	123,874,865	USD	19,614,000	BNP Paribas SA	10/05/18	866,983
TWD	544,345,800	USD	17,700,000	Morgan Stanley & Co. International plc	10/05/18	152,087
USD	19,494,411	BRL	75,288,000	Barclays Bank plc	10/05/18	856,822
USD	2,757,653	IDR	39,960,942,780	BNP Paribas SA	10/05/18	76,353
USD	13,308,500	RUB	853,326,327	Barclays Bank plc	10/05/18	287,188
USD	74,136,500	RUB	4,708,038,432	Deutsche Bank AG	10/05/18	2,294,305
USD	17,892,000	ZAR	251,877,654	JP Morgan Chase Bank NA	10/05/18	87,784
ZAR	549,808,850	USD	35,784,000	Goldman Sachs International	10/05/18	3,079,770
CLP	9,445,558,080	USD	13,659,520	UBS AG	10/09/18	702,416
MXN	105,726,122	USD	5,413,441	Citibank NA	10/09/18	229,997
MXN	193,948,951	USD	9,935,350	HSBC Bank plc	10/09/18	417,235
MXN	116,372,923	USD	5,961,209	Morgan Stanley & Co. International plc	10/09/18	250,531
USD	2,907,120	CNY	19,312,000	Barclays Bank plc	10/09/18	100,103
USD	2,807,303	CNY	19,312,000	JP Morgan Chase Bank NA	10/09/18	286
USD	12,153,000	SEK	107,304,986	Royal Bank of Canada	10/10/18	71,276
USD	41,506,000	CNH	285,374,502	JP Morgan Chase Bank NA	10/11/18	32,042
IDR	159,207,552,000	USD	10,529,600	JP Morgan Chase Bank NA	10/12/18	145,107
USD	19,506,266	ARS	767,181,442	JP Morgan Chase Bank NA	10/16/18	1,278,510
USD	19,745,382	ARS	774,823,141	Morgan Stanley & Co. International plc	10/16/18	1,336,063

63

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	193,148,826	ZAR	2,658,635,645	Bank of America NA	10/16/18	$5,503,202
ZAR	403,501,000	USD	26,495,336	Deutsche Bank AG	10/16/18	1,983,631
MXN	1,016,703,954	USD	53,676,000	Goldman Sachs International	10/17/18	514,093
USD	19,615,233	IDR	290,364,300,000	JP Morgan Chase Bank NA	10/17/18	164,890
USD	19,631,812	IDR	290,364,299,280	JP Morgan Chase Bank NA	10/17/18	181,468
USD	29,973,098	INR	2,154,166,527	Citibank NA	10/17/18	354,038
USD	30,017,000	INR	2,154,170,000	Nomura International plc	10/17/18	397,893
CLP	6,665,200,000	USD	10,000,000	Citibank NA	10/19/18	137,056
MXN	662,335,955	USD	35,223,000	JP Morgan Chase Bank NA	10/19/18	66,425
USD	13,073,574	IDR	192,886,207,824	Barclays Bank plc	10/19/18	157,914
USD	24,159,557	IDR	356,993,676,192	Morgan Stanley & Co. International plc	10/19/18	255,261
TRY	256,383,605	USD	40,179,000	BNP Paribas SA	10/22/18	1,736,394
TRY	12,275,978	USD	2,000,000	Citibank NA	10/22/18	6,963
USD	14,000,000	ARS	464,100,000	JP Morgan Chase Bank NA	10/22/18	3,064,676
MXN	289,652,983	USD	15,370,500	Royal Bank of Scotland	10/23/18	50,970
CLP	20,125,627,440	USD	29,672,000	Citibank NA	10/24/18	940,931
MXN	71,149,710	USD	3,755,831	Goldman Sachs International	10/25/18	30,875
PLN	13,167,220	USD	3,569,018	JP Morgan Chase Bank NA	10/25/18	4,200
PLN	27,070,550	USD	7,331,047	UBS AG	10/25/18	15,149
TRY	23,241,740	USD	3,593,533	HSBC Bank plc	10/25/18	198,856
ZAR	111,029,840	USD	7,530,411	Goldman Sachs International	10/25/18	296,410
ZAR	51,865,090	USD	3,469,491	UBS AG	10/25/18	186,632
CLP	18,760,375,040	USD	27,968,000	Barclays Bank plc	10/26/18	569,757
RUB	1,182,348,090	USD	17,892,000	Goldman Sachs International	10/26/18	109,180
MXN	189,691,620	USD	10,000,000	Goldman Sachs International	10/31/18	84,592
ZAR	149,475,190	USD	10,000,000	Northern Trust Co.	10/31/18	528,307
ZAR	772,805,578	USD	53,676,000	Bank of America NA	11/01/18	749,228
USD	9,931,500	BRL	39,785,589	Goldman Sachs International	11/05/18	106,540
USD	656,429,821	GBP	502,495,000	Citibank NA	11/05/18	462,312
USD	349,807,678	JPY	39,583,992,000	Barclays Bank plc	11/05/18	533,812
CLP	6,376,733,577	USD	9,659,520	BNP Paribas SA	11/09/18	42,444
USD	20,344,691	IDR	297,439,382,319	Morgan Stanley & Co. International plc	11/14/18	522,736
CAD	4,530,182	AUD	4,840,000	Westpac Banking Corp.	11/19/18	11,050
JPY	420,695,280	CHF	3,600,000	Bank of America NA	11/19/18	31,468
JPY	378,993,327	CHF	3,270,000	JP Morgan Chase Bank NA	11/19/18	864
NOK	59,896,927	CHF	7,050,000	Bank of America NA	11/19/18	158,576
NOK	87,000,441	EUR	9,100,000	Bank of America NA	11/19/18	104,182
SEK	94,992,780	EUR	9,120,000	Bank of America NA	11/19/18	101,637
BRL	52,115,672	USD	12,713,000	HSBC Bank plc	11/26/18	133,642
MXN	437,398,583	USD	22,882,000	Barclays Bank plc	11/26/18	283,109
MXN	1,490,902,127	USD	76,570,000	HSBC Bank plc	11/26/18	2,389,815
IDR	51,962,950,030	USD	3,428,992	Morgan Stanley & Co. International plc	11/28/18	25,297
USD	16,906,000	ARS	584,778,540	JP Morgan Chase Bank NA	11/30/18	3,804,058
AUD	4,940,000	USD	3,544,075	Goldman Sachs International	12/13/18	28,780

64

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,220,000	USD	7,251,475	Royal Bank of Scotland	12/13/18	$14,536
HKD	15,464,000	USD	1,973,224	Royal Bank of Scotland	12/13/18	4,254
NZD	16,400,000	USD	10,780,256	Citibank NA	12/13/18	95,123
USD	7,285,655	CAD	9,390,000	Deutsche Bank AG	12/13/18	4,462
USD	14,439,564	CHF	13,920,000	JP Morgan Chase Bank NA	12/13/18	156,297
USD	13,821,951	CNY	94,884,930	BNP Paribas SA	12/13/18	76,046
USD	7,323,217	EUR	6,220,000	Royal Bank of Canada	12/13/18	57,205
USD	3,637,307	GBP	2,750,000	Royal Bank of Scotland	12/13/18	40,425
USD	56,408,597	JPY	6,247,376,182	Barclays Bank plc	12/13/18	1,101,669
USD	11,051,035	JPY	1,219,800,000	Citibank NA	12/13/18	252,359
USD	56,408,189	JPY	6,247,376,181	Morgan Stanley & Co. International plc	12/13/18	1,101,261
USD	37,589,508	JPY	4,164,917,454	UBS AG	12/13/18	718,222
IDR	212,330,000,000	USD	13,743,042	HSBC Bank plc	12/14/18	332,314
KRW	12,300,000,000	USD	11,041,293	Royal Bank of Scotland	12/14/18	62,409
KRW	12,200,000,000	USD	10,907,465	Societe Generale SA	12/14/18	105,963
PHP	387,300,000	USD	7,080,439	Bank of America NA	12/14/18	40,934
THB	134,500,000	USD	4,116,927	Bank of New York	12/14/18	51,913
THB	225,600,000	USD	6,905,545	Citibank NA	12/14/18	86,948
TWD	416,900,000	USD	13,627,746	JP Morgan Chase Bank NA	12/14/18	142,713
USD	16,507,559	IDR	241,472,565,803	Citibank NA	12/14/18	500,342
USD	23,325,584	INR	1,688,888,888	Royal Bank of Scotland	12/14/18	313,890
USD	7,173,816	PHP	387,300,000	JP Morgan Chase Bank NA	12/14/18	52,443
AUD	36,704,000	SEK	233,022,684	Morgan Stanley & Co. International plc	12/19/18	142,922
AUD	22,020,000	USD	15,762,378	JP Morgan Chase Bank NA	12/19/18	164,576
AUD	1,953,000	USD	1,409,470	Morgan Stanley & Co. International plc	12/19/18	3,125
AUD	7,053,000	USD	5,066,494	Nomura International plc	12/19/18	34,905
BRL	49,458,000	USD	12,000,000	Barclays Bank plc	12/19/18	167,856
BRL	70,006,536	USD	17,010,000	BNP Paribas SA	12/19/18	213,289
BRL	15,113,060	USD	3,670,000	Deutsche Bank AG	12/19/18	48,176
BRL	65,700,592	USD	16,149,000	Goldman Sachs International	12/19/18	14,924
BRL	179,764,003	USD	43,277,000	HSBC Bank plc	12/19/18	949,262
BRL	19,011,265	USD	4,506,000	JP Morgan Chase Bank NA	12/19/18	171,228
CAD	17,967,158	AUD	19,087,667	Bank of America NA	12/19/18	128,381
CAD	17,239,054	AUD	18,350,000	Citibank NA	12/19/18	97,252
CAD	94,304,891	EUR	61,704,000	Morgan Stanley & Co. International plc	12/19/18	1,011,798
CAD	100,046,882	USD	77,398,000	Royal Bank of Canada	12/19/18	193,162
CAD	28,573,105	USD	22,022,000	Royal Bank of Scotland	12/19/18	137,815
CHF	41,782,366	EUR	36,704,000	Morgan Stanley & Co. International plc	12/19/18	484
CLP	10,131,901,380	USD	14,682,000	HSBC Bank plc	12/19/18	734,347
CLP	15,186,371,200	USD	22,022,000	UBS AG	12/19/18	1,085,051
JPY	2,929,344,418	EUR	22,022,000	Morgan Stanley & Co. International plc	12/19/18	208,949
MXN	233,926,256	USD	12,113,000	Citibank NA	12/19/18	233,539
MXN	463,807,913	USD	24,223,000	JP Morgan Chase Bank NA	12/19/18	256,605
MXN	419,673,254	USD	22,022,000	UBS AG	12/19/18	128,194

65

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	86,847,410	CHF	10,000,000	Deutsche Bank AG	12/19/18	$439,363
NOK	85,238,215	EUR	8,830,000	Citibank NA	12/19/18	187,968
NOK	164,033,000	USD	20,000,000	Bank of America NA	12/19/18	224,375
NOK	89,717,517	USD	11,012,000	BNP Paribas SA	12/19/18	49,681
NOK	149,237,179	USD	18,352,000	Deutsche Bank AG	12/19/18	48,131
NOK	119,618,673	USD	14,682,000	JP Morgan Chase Bank NA	12/19/18	66,330
NOK	270,288,708	USD	33,034,000	Morgan Stanley & Co. International plc	12/19/18	291,124
NZD	46,022,923	JPY	3,439,020,245	JP Morgan Chase Bank NA	12/19/18	54,685
NZD	18,352,000	USD	12,024,322	Bank of America NA	12/19/18	145,933
NZD	1,791,000	USD	1,185,114	Deutsche Bank AG	12/19/18	2,600
NZD	40,000,000	USD	26,198,800	HSBC Bank plc	12/19/18	327,476
RUB	408,013,650	USD	5,930,000	BNP Paribas SA	12/19/18	245,884
RUB	325,720,650	USD	4,735,000	JP Morgan Chase Bank NA	12/19/18	195,259
SEK	129,746,889	USD	14,682,000	Citibank NA	12/19/18	20,231
SEK	3,950,414	USD	446,389	State Street Bank and Trust Co.	12/19/18	1,251
TWD	2,857,687,760	USD	93,534,000	HSBC Bank plc	12/19/18	896,134
USD	83,415,931	AUD	114,518,000	State Street Bank and Trust Co.	12/19/18	585,638
USD	18,352,000	BRL	73,903,504	BNP Paribas SA	12/19/18	169,963
USD	13,580,000	CAD	17,486,233	JP Morgan Chase Bank NA	12/19/18	18,587
USD	7,340,000	CAD	9,452,966	Royal Bank of Canada	12/19/18	8,771
USD	8,809,000	CAD	11,337,051	Royal Bank of Scotland	12/19/18	16,573
USD	3,664,000	CHF	3,496,630	BNP Paribas SA	12/19/18	73,503
USD	14,682,000	CHF	14,131,440	Deutsche Bank AG	12/19/18	171,203
USD	391,510,995	EUR	330,474,360	Goldman Sachs International	12/19/18	5,217,540
USD	43,072,417	EUR	36,694,000	JP Morgan Chase Bank NA	12/19/18	180,581
USD	10,922,180	GBP	8,221,666	Citibank NA	12/19/18	164,474
USD	31,707,109	GBP	23,783,334	JP Morgan Chase Bank NA	12/19/18	587,616
USD	9,637,126	GBP	7,340,000	Royal Bank of Canada	12/19/18	33,045
USD	3,399,560	GBP	2,575,000	State Street Bank and Trust Co.	12/19/18	30,281
USD	36,706,000	JPY	4,121,107,019	BNP Paribas SA	12/19/18	197,768
USD	65,946,000	JPY	7,371,714,258	Commonwealth Bank of Australia	12/19/18	641,155
USD	94,191,000	JPY	10,485,584,926	Deutsche Bank AG	12/19/18	1,300,870
USD	3,662,000	JPY	408,632,326	Goldman Sachs International	12/19/18	41,991
USD	23,345,000	JPY	2,611,605,150	Nomura International plc	12/19/18	209,206
USD	14,682,000	NOK	118,949,159	Citibank NA	12/19/18	16,217
USD	24,476,729	NZD	36,705,000	Citibank NA	12/19/18	135,556
USD	3,694,000	PLN	13,523,420	State Street Bank and Trust Co.	12/19/18	18,469
ZAR	242,247,000	JPY	1,766,101,753	JP Morgan Chase Bank NA	12/19/18	1,304,781
ZAR	237,000,330	USD	15,750,000	Barclays Bank plc	12/19/18	833,278
ZAR	600,795,947	USD	41,028,000	BNP Paribas SA	12/19/18	1,010,616
ZAR	222,846,804	USD	14,680,000	Citibank NA	12/19/18	912,934
ZAR	33,348,040	USD	2,200,000	JP Morgan Chase Bank NA	12/19/18	133,414
ZAR	53,322,531	USD	3,670,000	Morgan Stanley & Co. International plc	12/19/18	61,060
USD	8,451,000	ARS	305,503,650	Citibank NA	12/28/18	1,795,341

66

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	288,676,450	USD	14,510,000	Barclays Bank plc	06/14/19	$323,212
USD	117,456,320	EUR	90,560,000	Deutsche Bank AG	12/13/19	8,018,498
USD	118,217,024	EUR	90,560,000	Deutsche Bank AG	02/25/20	8,015,799
USD	120,429,726	JPY	12,064,650,000	HSBC Bank plc	03/16/20	9,018,427

						125,963,414

USD	15,138,000	MXN	289,438,711	Barclays Bank plc	10/01/18	(328,427)
USD	13,498,093	MXN	253,856,787	BNP Paribas SA	10/01/18	(66,981)
USD	40,656,907	MXN	764,557,200	Royal Bank of Scotland	10/01/18	(197,919)
USD	13,705,000	MXN	257,369,964	UBS AG	10/01/18	(47,803)
USD	53,676,000	ZAR	769,703,105	Bank of America NA	10/01/18	(753,637)
BRL	39,697,199	USD	9,931,500	Goldman Sachs International	10/02/18	(101,933)
USD	42,126,700	BRL	174,838,081	Barclays Bank plc	10/02/18	(1,165,591)
USD	78,589,400	BRL	324,808,891	BNP Paribas SA	10/02/18	(1,837,706)
USD	41,105,760	BRL	169,778,076	Goldman Sachs International	10/02/18	(933,605)
USD	37,481,080	BRL	156,849,790	Morgan Stanley & Co. International plc	10/02/18	(1,357,065)
USD	19,037,000	BRL	79,440,449	UBS AG	10/02/18	(633,537)
USD	33,223,000	KRW	37,059,592,040	Barclays Bank plc	10/02/18	(186,594)
BRL	135,168,288	USD	33,767,000	BNP Paribas SA	10/03/18	(300,330)
EUR	37,090,000	USD	43,336,119	Goldman Sachs International	10/03/18	(269,411)
GBP	502,495,000	USD	655,504,728	Citibank NA	10/04/18	(495,331)
JPY	39,583,992,000	USD	349,003,633	Barclays Bank plc	10/04/18	(563,247)
USD	675,367,879	GBP	519,324,000	JP Morgan Chase Bank NA	10/04/18	(1,578,359)
USD	2,354,956	GBP	1,821,000	State Street Bank and Trust Co.	10/04/18	(18,743)
USD	2,119,010	NZD	3,215,000	ANZ Banking Group Ltd.	10/04/18	(12,080)
RUB	5,610,646,090	USD	87,445,000	BNP Paribas SA	10/05/18	(1,829,486)
USD	13,308,500	RUB	899,489,356	Goldman Sachs International	10/05/18	(417,236)
USD	1,000,000	RUB	66,376,492	Royal Bank of Scotland	10/05/18	(12,870)
USD	12,729,000	TRY	78,973,093	Goldman Sachs International	10/05/18	(328,100)
USD	17,700,000	TWD	544,127,506	Deutsche Bank AG	10/05/18	(144,928)
USD	4,375,710	ZAR	66,380,961	Barclays Bank plc	10/05/18	(316,493)
USD	13,516,290	ZAR	205,141,157	Morgan Stanley & Co. International plc	10/05/18	(984,311)
ARS	102,003,590	USD	2,572,600	JP Morgan Chase Bank NA	10/09/18	(125,619)
BRL	47,329,332	USD	11,746,000	Morgan Stanley & Co. International plc	10/09/18	(33,573)
CNY	19,312,000	USD	2,807,303	Barclays Bank plc	10/09/18	(286)
CNY	19,312,000	USD	2,810,653	JP Morgan Chase Bank NA	10/09/18	(3,636)
USD	9,659,520	CLP	6,381,234,817	BNP Paribas SA	10/09/18	(43,124)
USD	16,011,500	MXN	301,329,273	Goldman Sachs International	10/09/18	(72,820)
ARS	143,445,000	USD	3,650,000	Citibank NA	10/10/18	(213,584)
JPY	1,596,640,163	USD	14,469,660	Bank of America NA	10/10/18	(408,935)
SEK	107,664,010	USD	12,153,000	Toronto Dominion Bank	10/10/18	(30,853)
CNY	284,274,594	USD	41,506,000	Citibank NA	10/11/18	(191,893)
CHF	548,756	USD	564,576	UBS AG	10/12/18	(4,916)
USD	4,402,405	CHF	4,384,057	BNP Paribas SA	10/12/18	(68,764)

67

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,002,595	EUR	9,471,731	Standard Chartered Bank	10/16/18	$(6,828)
ARS	442,820,000	USD	14,000,000	Citibank NA	10/22/18	(3,566,085)
USD	5,828,049	TRY	36,457,363	Bank of America NA	10/22/18	(132,257)
USD	23,310,000	TRY	144,720,135	BNP Paribas SA	10/22/18	(349,865)
USD	5,830,000	TRY	36,480,642	HSBC Bank plc	10/22/18	(134,112)
USD	5,210,951	TRY	32,614,298	Morgan Stanley & Co. International plc	10/22/18	(121,064)
USD	16,486,000	ZAR	237,426,426	Goldman Sachs International	10/22/18	(257,753)
USD	30,741,000	MXN	580,589,896	UBS AG	10/23/18	(170,299)
AUD	14,284,800	USD	10,354,503	JP Morgan Chase Bank NA	10/24/18	(27,267)
CZK	32,218,850	USD	1,476,608	Morgan Stanley & Co. International plc	10/25/18	(23,599)
CZK	48,330,000	USD	2,213,588	Societe Generale SA	10/25/18	(33,997)
IDR	58,148,655,890	USD	3,903,642	JP Morgan Chase Bank NA	10/25/18	(14,369)
USD	19,434	TWD	597,260	Credit Suisse International	10/25/18	(213)
USD	60,654,100	IDR	909,811,500,000	Morgan Stanley & Co. International plc	10/26/18	(186,814)
USD	29,820,721	TWD	913,259,577	Bank of America NA	10/26/18	(223,847)
USD	59,639,279	TWD	1,825,170,698	Morgan Stanley & Co. International plc	10/26/18	(405,495)
IDR	738,584,507,500	USD	50,124,500	Barclays Bank plc	10/31/18	(780,408)
USD	3,236,226	ZAR	46,568,651	Barclays Bank plc	10/31/18	(43,843)
USD	1,618,113	ZAR	23,265,817	BNP Paribas SA	10/31/18	(20,618)
USD	6,856,528	ZAR	98,626,037	HSBC Bank plc	10/31/18	(90,211)
USD	16,181,132	ZAR	232,585,976	Morgan Stanley & Co. International plc	10/31/18	(201,095)
USD	32,679,000	MXN	617,650,322	Barclays Bank plc	11/01/18	(151,166)
USD	2,316,000	ZAR	33,443,642	Citibank NA	11/01/18	(39,286)
USD	18,920,000	ZAR	273,552,131	JP Morgan Chase Bank NA	11/01/18	(345,049)
USD	32,440,000	ZAR	468,592,572	Royal Bank of Scotland	11/01/18	(560,871)
ARS	120,059,750	USD	2,815,000	BNP Paribas SA	11/02/18	(28,944)
ARS	151,416,030	USD	3,550,200	Citibank NA	11/02/18	(36,503)
ARS	476,439,250	USD	11,270,000	JP Morgan Chase Bank NA	11/02/18	(213,950)
USD	33,223,000	KRW	37,186,924,835	BNP Paribas SA	11/02/18	(308,339)
BRL	366,342,480	USD	91,088,840	BNP Paribas SA	11/05/18	(621,402)
BRL	172,497,976	USD	42,856,640	UBS AG	11/05/18	(258,659)
USD	124,447,270	BRL	510,663,850	Goldman Sachs International	11/05/18	(1,660,000)
USD	13,344,178	EUR	11,476,000	BNP Paribas SA	11/05/18	(16,567)
USD	1,764,280,983	EUR	1,519,758,000	UBS AG	11/05/18	(5,072,429)
USD	1,750,857	NZD	2,647,000	National Australia Bank Ltd.	11/05/18	(4,065)
ZAR	252,897,462	USD	17,892,000	JP Morgan Chase Bank NA	11/05/18	(91,219)
AUD	4,840,000	NOK	28,606,559	Nomura International plc	11/19/18	(22,007)
AUD	14,790,000	NZD	16,197,514	HSBC Bank plc	11/19/18	(44,963)
CAD	13,450,617	NZD	15,740,000	Royal Bank of Scotland	11/19/18	(12,144)
JPY	801,032,160	USD	7,160,000	Goldman Sachs International	11/19/18	(84,591)
NOK	28,377,268	AUD	4,840,000	Bank of America NA	11/19/18	(6,221)
USD	12,713,000	BRL	52,115,672	Goldman Sachs International	11/26/18	(133,642)
USD	23,647,000	MXN	455,420,340	Goldman Sachs International	11/26/18	(472,562)
USD	79,222,000	MXN	1,527,542,047	Royal Bank of Scotland	11/26/18	(1,678,306)

68

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	719,067,679	USD	17,149,400	BNP Paribas SA	11/30/18	$(1,038,714)
ARS	117,301,050	USD	2,815,000	Citibank NA	11/30/18	(186,874)
ARS	119,709,000	USD	2,820,000	JP Morgan Chase Bank NA	11/30/18	(137,924)
USD	19,100,654	ZAR	276,180,933	Bank of America NA	12/03/18	(265,326)
AUD	15,050,000	USD	10,944,495	Royal Bank of Scotland	12/13/18	(59,584)
CNY	49,320,000	USD	7,184,477	BNP Paribas SA	12/13/18	(39,528)
CNY	50,320,000	USD	7,322,468	Morgan Stanley & Co. International plc	12/13/18	(32,649)
JPY	451,950,000	USD	4,079,586	ANZ Banking Group Ltd.	12/13/18	(78,552)
JPY	405,000,000	USD	3,630,327	Bank of America NA	12/13/18	(44,933)
USD	7,145,730	CNY	49,430,000	Bank of America NA	12/13/18	(15,155)
USD	49,871,393	EUR	42,790,506	Citibank NA	12/13/18	(115,148)
USD	3,647,034	HKD	28,575,556	Barclays Bank plc	12/13/18	(7,101)
USD	43,776,000	HKD	343,055,000	Goldman Sachs International	12/13/18	(92,592)
USD	1,296,703	HKD	10,161,667	Royal Bank of Scotland	12/13/18	(2,733)
USD	50,284,811	HKD	394,053,200	UBS AG	12/13/18	(105,240)
USD	14,490,119	SGD	19,930,000	Societe Generale SA	12/13/18	(111,920)
CNY	95,890,000	USD	13,974,060	Barclays Bank plc	12/14/18	(83,068)
INR	509,800,000	USD	7,040,950	Royal Bank of Scotland	12/14/18	(94,749)
MYR	30,000,000	USD	7,243,752	Morgan Stanley & Co. International plc	12/14/18	(4,123)
USD	2,913,089	IDR	44,780,000,000	Citibank NA	12/14/18	(55,377)
USD	7,266,607	KRW	8,095,000,000	Bank of America NA	12/14/18	(41,073)
USD	7,565,270	KRW	8,525,000,000	Citibank NA	12/14/18	(130,589)
USD	19,516,918	KRW	21,725,842,291	Morgan Stanley & Co. International plc	12/14/18	(95,870)
USD	9,182,581	THB	299,989,411	Citibank NA	12/14/18	(115,618)
USD	11,151,103	THB	360,100,000	HSBC Bank plc	12/14/18	(10,229)
USD	26,372,958	TWD	805,825,724	Bank of America NA	12/14/18	(243,952)
USD	7,249,467	TWD	221,000,000	Morgan Stanley & Co. International plc	12/14/18	(50,296)
AUD	73,408,000	CAD	68,905,153	JP Morgan Chase Bank NA	12/19/18	(343,619)
AUD	43,352,000	SEK	277,741,654	JP Morgan Chase Bank NA	12/19/18	(115,931)
AUD	14,682,000	USD	10,666,473	JP Morgan Chase Bank NA	12/19/18	(47,056)
AUD	11,745,000	USD	8,511,719	UBS AG	12/19/18	(16,620)
BRL	95,354,008	USD	23,491,000	BNP Paribas SA	12/19/18	(31,623)
BRL	14,736,885	USD	3,670,000	HSBC Bank plc	12/19/18	(44,372)
CAD	30,286,244	USD	23,490,000	Barclays Bank plc	12/19/18	(1,563)
CHF	10,000,000	NOK	87,661,940	Northern Trust Co.	12/19/18	(539,790)
CHF	14,072,550	USD	14,682,000	Citibank NA	12/19/18	(231,673)
CHF	14,112,955	USD	14,682,000	Deutsche Bank AG	12/19/18	(190,184)
CHF	14,083,620	USD	14,682,000	JP Morgan Chase Bank NA	12/19/18	(220,306)
CNY	53,100,740	USD	7,700,000	Toronto Dominion Bank	12/19/18	(9,053)
EUR	61,704,000	CAD	93,811,050	Morgan Stanley & Co. International plc	12/19/18	(628,801)
EUR	43,352,000	JPY	5,725,753,416	Bank of America NA	12/19/18	(49,127)
EUR	44,044,000	JPY	5,841,453,317	Deutsche Bank AG	12/19/18	(265,211)
EUR	1,468,000	USD	1,731,322	BNP Paribas SA	12/19/18	(15,369)
EUR	11,942,000	USD	14,031,959	Goldman Sachs International	12/19/18	(72,883)

69

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	49,766,495	USD	58,307,670	HSBC Bank plc	12/19/18	$(135,316)
EUR	25,665,000	USD	30,220,127	JP Morgan Chase Bank NA	12/19/18	(220,155)
EUR	16,878,000	USD	19,941,617	Royal Bank of Canada	12/19/18	(212,821)
GBP	24,665,000	USD	32,588,261	Deutsche Bank AG	12/19/18	(315,145)
GBP	14,682,000	USD	19,399,488	JP Morgan Chase Bank NA	12/19/18	(188,708)
GBP	2,575,000	USD	3,400,893	Nomura International plc	12/19/18	(31,613)
JPY	2,413,691,744	EUR	18,352,000	Goldman Sachs International	12/19/18	(69,251)
JPY	5,666,761,015	EUR	43,352,000	JP Morgan Chase Bank NA	12/19/18	(473,477)
JPY	6,456,235,402	NZD	87,716,000	Citibank NA	12/19/18	(974,706)
JPY	988,625,261	USD	8,809,000	Barclays Bank plc	12/19/18	(50,926)
JPY	6,345,008,898	USD	56,994,900	Citibank NA	12/19/18	(785,476)
JPY	3,272,635,782	USD	29,361,000	HSBC Bank plc	12/19/18	(369,240)
JPY	3,309,381,528	USD	29,364,000	JP Morgan Chase Bank NA	12/19/18	(46,715)
JPY	1,799,652,963	ZAR	242,247,000	Morgan Stanley & Co. International plc	12/19/18	(1,007,556)
NOK	71,434,172	USD	8,809,000	Citibank NA	12/19/18	(1,556)
NOK	29,783,633	USD	3,684,000	Royal Bank of Canada	12/19/18	(11,840)
NZD	14,684,000	USD	9,784,023	Barclays Bank plc	12/19/18	(46,227)
NZD	22,021,000	USD	14,663,674	Citibank NA	12/19/18	(60,296)
PLN	13,418,591	USD	3,694,000	BNP Paribas SA	12/19/18	(46,961)
SEK	117,021,528	AUD	18,352,000	Citibank NA	12/19/18	(13,649)
SEK	276,499,056	AUD	43,352,000	Deutsche Bank AG	12/19/18	(24,874)
SEK	117,130,805	AUD	18,352,000	Morgan Stanley & Co. International plc	12/19/18	(1,266)
SEK	77,334,211	USD	8,809,000	BNP Paribas SA	12/19/18	(45,897)
SEK	32,184,718	USD	3,684,000	Goldman Sachs International	12/19/18	(36,998)
SEK	205,011,088	USD	23,492,000	Morgan Stanley & Co. International plc	12/19/18	(261,228)
USD	41,835,764	AUD	58,441,000	Citibank NA	12/19/18	(434,317)
USD	6,854,390	AUD	9,506,000	State Street Bank and Trust Co.	12/19/18	(21,252)
USD	40,858,000	BRL	168,342,997	BNP Paribas SA	12/19/18	(558,421)
USD	12,000,000	BRL	49,314,000	Goldman Sachs International	12/19/18	(132,428)
USD	62,336,600	BRL	262,908,707	JP Morgan Chase Bank NA	12/19/18	(2,345,257)
USD	1,132,000	CAD	1,471,125	BNP Paribas SA	12/19/18	(8,928)
USD	36,819,000	CAD	47,864,821	Citibank NA	12/19/18	(302,467)
USD	9,879,000	CAD	12,801,406	Deutsche Bank AG	12/19/18	(49,105)
USD	11,011,000	CAD	14,275,013	JP Morgan Chase Bank NA	12/19/18	(59,958)
USD	14,680,000	CAD	18,968,028	Morgan Stanley & Co. International plc	12/19/18	(30,617)
USD	12,465,000	CAD	16,194,693	Royal Bank of Canada	12/19/18	(94,763)
USD	6,575,000	CAD	8,527,604	State Street Bank and Trust Co.	12/19/18	(38,567)
USD	36,704,000	CLP	25,300,874,688	UBS AG	12/19/18	(1,792,926)
USD	7,378,000	COP	22,434,063,260	Royal Bank of Scotland	12/19/18	(181,606)
USD	10,885,000	KRW	12,172,042,400	Nomura International plc	12/19/18	(104,760)
USD	12,113,000	MXN	230,736,903	Barclays Bank plc	12/19/18	(65,206)
USD	33,034,000	MXN	626,715,529	BNP Paribas SA	12/19/18	(43,807)
USD	14,682,000	MXN	279,577,580	Goldman Sachs International	12/19/18	(73,998)
USD	12,502,300	MXN	239,086,209	HSBC Bank plc	12/19/18	(116,579)

70

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,682,000	NOK	119,198,753	BNP Paribas SA	12/19/18	(14,557)
USD	3,684,000	NOK	29,917,434	HSBC Bank plc	12/19/18	(4,657)
USD	27,340,000	NOK	222,997,182	JP Morgan Chase Bank NA	12/19/18	(154,337)
USD	12,081,470	NZD	18,352,000	Citibank NA	12/19/18	(88,785)
USD	26,228,320	NZD	40,000,000	JP Morgan Chase Bank NA	12/19/18	(297,956)
USD	6,496,978	NZD	9,858,000	State Street Bank and Trust Co.	12/19/18	(40,423)
USD	2,965,000	RUB	204,202,515	BNP Paribas Securities Corp.	12/19/18	(125,904)
USD	1,780,000	RUB	121,121,417	JP Morgan Chase Bank NA	12/19/18	(53,350)
USD	7,340,000	SEK	65,383,002	JP Morgan Chase Bank NA	12/19/18	(68,856)
USD	3,684,000	SEK	32,571,912	State Street Bank and Trust Co.	12/19/18	(6,877)
USD	73,409,000	TWD	2,245,507,902	Barclays Bank plc	12/19/18	(792,113)
USD	4,745,000	TWD	145,220,725	JP Morgan Chase Bank NA	12/19/18	(53,709)
USD	10,884,000	TWD	332,921,969	Morgan Stanley & Co. International plc	12/19/18	(117,155)
USD	3,178,630	ZAR	47,897,952	Bank of America NA	12/19/18	(172,863)
USD	66,068,000	ZAR	975,279,968	Barclays Bank plc	12/19/18	(2,173,840)
USD	15,000,000	ZAR	225,157,500	BNP Paribas SA	12/19/18	(754,617)
USD	2,057,000	ZAR	29,608,458	Citibank NA	12/19/18	(14,749)
USD	57,352,240	ZAR	859,881,817	HSBC Bank plc	12/19/18	(2,815,014)
USD	5,930,000	ZAR	84,799,326	Royal Bank of Canada	12/19/18	(3,539)
ZAR	44,824,668	USD	3,156,000	Morgan Stanley & Co. International plc	12/19/18	(19,549)
ARS	347,758,650	USD	8,451,000	Citibank NA	12/28/18	(874,780)
USD	216,798,502	EUR	185,311,961	Standard Chartered Bank	12/31/18	(86,906)
USD	522,644	BRL	2,135,000	Goldman Sachs International	01/09/19	(1,603)
USD	2,792,810	CNY	19,312,000	JP Morgan Chase Bank NA	01/09/19	(2,314)
USD	2,631,433	IDR	39,960,942,780	Standard Chartered Bank	01/09/19	(5,550)
USD	14,510,000	MXN	285,701,900	Barclays Bank plc	06/14/19	(170,370)
EUR	90,560,000	USD	110,801,971	JP Morgan Chase Bank NA	12/13/19	(1,364,149)
EUR	90,560,000	USD	111,601,163	JP Morgan Chase Bank NA	02/25/20	(1,399,938)
JPY	12,064,650,000	USD	111,792,532	JP Morgan Chase Bank NA	03/16/20	(381,232)

						(64,761,299)

	Net Unrealized Appreciation					$61,202,115

71

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
2Y-10Y CMS Index Cap	0.24%	Barclays Bank plc	01/24/19	USD	514,000	$62,281	$729,880	$(667,599)
5Y-10Y CMS Index CAP	0.12%	Citibank NA	01/25/19	USD	2,774,430	233,413	596,502	(363,089)
2Y-10Y CMS Index Cap	0.33%	Barclays Bank plc	01/30/19	USD	546,960	24,072	601,656	(577,584)
2Y-10 CMS Index Cap	0.21%	Goldman Sachs International	05/29/20	USD	3,145,483	3,654,957	4,875,499	(1,220,542)
5Y-30Y CMS Index Cap	0.07%	Morgan Stanley & Co. International plc	06/22/20	USD	1,000,000	1,541,660	1,650,000	(108,340)

						$5,516,383	$8,453,537	$(2,937,154)

72

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P500 ETF Trust	1,500	10/05/18	USD	292.00	USD	43,608	$105,750
90-day Eurodollar October 2018 Futures	2,103	10/12/18	USD	97.25	USD	525,750	13,144
90-day Eurodollar October 2018 Futures	10,954	10/12/18	USD	96.88	USD	2,738,500	821,550
EURO STOXX Bank Index	1,878	10/19/18	EUR	110.00	EUR	52,669	117,199
iShares China Large-Cap ETF	15,988	10/19/18	USD	43.00	USD	68,461	1,151,136
iShares MSCI Emerging Markets ETF	20,624	10/19/18	USD	44.00	USD	88,518	567,160
iShares Russell 2000 ETF	5,073	10/19/18	USD	172.00	USD	85,505	289,161
iShares U.S. Home Construction ETF	19,415	10/19/18	USD	42.00	USD	68,613	145,613
Lions Gate Entertainment Corp.	850	10/19/18	USD	25.00	USD	2,073	53,125
SPDR S&P500 ETF Trust	40,053	10/19/18	USD	295.00	USD	1,164,421	2,683,551
WTI Crude Oil(a)	40,000	10/19/18	USD	15.00	USD	62,080	2,740,000
Euro-Bund	298	10/26/18	EUR	160.00	EUR	29,800	114,178
SPDR S&P500 ETF Trust	2,949	10/26/18	USD	294.00	USD	85,733	392,217
U.S. Treasury 2 Year Note	2,000	10/26/18	USD	105.50	USD	400,000	156,250
UnitedHealth Group, Inc.	3,000	10/26/18	USD	272.50	USD	79,812	777,000
Alphabet, Inc .	150	11/16/18	USD	1,200.00	USD	17,902	621,750
Bank of America Corp.	550	11/16/18	USD	32.00	USD	1,620	10,725
Citigroup, Inc .	255	11/16/18	USD	77.50	USD	1,829	14,918
EURO STOXX 50 Index	424	11/16/18	EUR	3,550.00	EUR	14,413	39,875
EURO STOXX 50 Index	586	11/16/18	EUR	3,500.00	EUR	19,919	124,849
EURO STOXX Bank Index	3,542	11/16/18	EUR	112.50	EUR	99,336	246,746
FedEx Corp.	1,500	11/16/18	USD	260.00	USD	36,119	183,000
JPMorgan Chase & Co.	155	11/16/18	USD	120.00	USD	1,749	11,238
Wells Fargo & Co.	590	11/16/18	USD	57.50	USD	3,101	11,800
90-day Eurodollar December 2018 Futures	1,050	12/14/18	USD	97.25	USD	262,500	39,375
90-day Eurodollar December 2018 Futures	1,500	12/14/18	USD	97.00	USD	375,000	168,750

73

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
90-day Eurodollar December 2018 Futures	3,000	12/14/18	USD	98.00	USD	750,000	$18,750
Anglo American plc	105	12/21/18	GBP	16.50	GBP	1,809	298,978
Caesars Entertainment Corp.	2,925	12/21/18	USD	9.00	USD	2,998	468,000
EURO STOXX 50 Index	146	12/21/18	EUR	3,475.00	EUR	4,963	72,636
EURO STOXX Bank Index	707	12/21/18	EUR	110.00	EUR	19,828	113,895
Lions Gate Entertainment Corp.	750	12/21/18	USD	25.00	USD	1,829	114,375
SPDR S&P500 ETF Trust	3,964	12/21/18	USD	285.00	USD	115,241	4,425,806
SPDR S&P500 ETF Trust	5,000	12/21/18	USD	303.00	USD	145,360	657,500
90-day Eurodollar January 2019 Futures	10,000	01/11/19	USD	97.13	USD	2,500,000	937,500
EURO STOXX 50 Index	132	01/18/19	EUR	3,500.00	EUR	4,487	67,587
PG&E Corp.	400	01/18/19	USD	49.00	USD	1,840	75,000
Xerox Corp.	332	01/18/19	USD	29.00	USD	896	37,848
90-day Eurodollar March 2019 Futures	3,346	03/18/19	USD	97.38	USD	836,500	230,038
90-day Eurodollar June 2019 Futures	2,006	06/17/19	USD	97.50	USD	501,500	112,838
90-day Eurodollar June 2019 Futures	10,237	06/17/19	USD	97.75	USD	2,559,250	319,906
90-day Eurodollar December 2019 Futures	2,507	12/16/19	USD	98.00	USD	626,750	141,019
SPDR S&P500 ETF Trust	9,200	12/20/19	USD	300.00	USD	267,462	14,181,800
90-day Eurodollar March 2020 Futures	2,000	03/16/20	USD	97.50	USD	500,000	375,000
90-day Eurodollar March 2020 Futures	10,237	03/16/20	USD	97.75	USD	2,559,250	1,279,625

							35,528,161

Put
iShares MSCI Emerging Markets ETF	5,000	10/05/18	USD	42.00	USD	21,460	65,000
U.S. Treasury 10 Year Note	9,027	10/05/18	USD	119.00	USD	902,700	3,103,031
Alibaba Group Holding Ltd.	1,250	10/19/18	USD	150.00	USD	20,595	70,000
EURO STOXX 50 Index	2,198	10/19/18	EUR	3,300.00	EUR	74,714	370,038
iShares iBoxx $ High Yield Corporate Bond ETF	815	10/19/18	USD	86.00	USD	7,045	25,265
Mylan NV	200	10/19/18	USD	37.50	USD	732	28,300
S&P 500 Index	29	10/19/18	USD	2,825.00	USD	8,451	20,155
S&P 500 Index	52	10/19/18	USD	2,800.00	USD	15,153	28,340
SPDR S&P Retail ETF	4,000	10/19/18	USD	48.00	USD	20,428	46,000

74

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
SPDR S&P500 ETF Trust	64,480	10/19/18	USD	278.00	USD	1,874,563	$3,159,520
SPDR S&P500 ETF Trust	102,623	10/19/18	USD	280.00	USD	2,983,456	6,003,446
SPDR S&P500 ETF Trust	2,949	10/26/18	USD	288.00	USD	85,733	532,295
U.S. Treasury 10 Year Note	1,500	10/26/18	USD	118.00	USD	150,000	210,938
Alibaba Group Holding Ltd.	625	11/16/18	USD	145.00	USD	10,298	108,438
Alphabet, Inc .	250	11/16/18	USD	1,050.00	USD	29,837	117,500
Casino Guichard Perrachon SA	197	11/16/18	EUR	29.00	EUR	714	16,926
Casino Guichard Perrachon SA	426	11/16/18	EUR	35.00	EUR	1,543	104,609
Health Care Select Sector SPDR Fund	11,037	11/16/18	USD	92.00	USD	105,017	706,368
iShares iBoxx $ High Yield Corporate Bond ETF	850	11/16/18	USD	85.00	USD	7,347	32,725
iShares MSCI EAFE Index Fund	21,872	11/16/18	USD	67.00	USD	148,708	1,640,400
iShares MSCI Emerging Markets ETF	5,000	11/16/18	USD	39.00	USD	21,460	105,000
S&P 500 E-Mini Index	211	11/16/18	USD	2,675.00	USD	30,795	88,620
S&P 500 Index	73	11/16/18	USD	2,900.00	USD	21,272	260,610
S&P 500 Index	90	11/16/18	USD	2,890.00	USD	26,226	295,200
S&P 500 Index	108	11/16/18	USD	2,850.00	USD	31,471	257,040
SPDR S&P500 ETF Trust	2,502	11/16/18	USD	280.00	USD	72,738	421,587
U.S. Treasury 10 Year Note	500	11/23/18	USD	118.00	USD	50,000	156,250
iShares iBoxx $ High Yield Corporate Bond ETF	1,481	12/21/18	USD	85.00	USD	12,802	119,221
Teva Pharmaceutical Industries Ltd.	500	03/15/19	USD	18.00	USD	1,077	49,000

							18,141,822

							$53,669,983

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One-Touch	Citibank NA	—	10/16/18	USD	1.14	USD	1.14	EUR	2,575	$318,287
USD Currency	Up and In	Deutsche Bank AG	—	10/17/18	BRL	4.40	BRL	4.75	USD	55,056	105,665
USD Currency	One-Touch	Goldman Sachs International	—	10/19/18	USD	2,590.15	USD	2,590.15	USD	18,261	6,806
USD Currency	One-Touch	Goldman Sachs International	—	11/16/18	USD	2,590.15	USD	2,590.15	USD	18,261	40,602

75

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
USD Currency	Down and In	Bank of America NA	—	12/04/18	CNH	6.95	CNH	6.75	USD	57,900	$10,707

											482,067

Put
EUR Currency	One-Touch	Citibank NA	—	10/09/18	USD	1.14	USD	1.14	EUR	2,000	163,268
USD Currency	Down and In	Deutsche Bank AG	—	10/11/18	BRL	4.08	BRL	3.75	USD	26,118	183,094
EUR Currency	One-Touch	Deutsche Bank AG	—	10/17/18	USD	1.14	USD	1.14	EUR	8,547	1,098,658
AUD Currency	One-Touch	Deutsche Bank AG	—	10/22/18	USD	0.72	USD	0.72	AUD	10,000	1,949,053
USD Currency	One-Touch	Morgan Stanley & Co. International plc	—	10/25/18	MXN	16.50	MXN	16.50	USD	3,353	189
USD Currency	One-Touch	Deutsche Bank AG	—	10/31/18	BRL	3.60	BRL	3.60	USD	4,821	673,141
USD Currency	One Touch	Deutsche Bank AG	—	10/31/18	BRL	3.60	BRL	3.60	USD	1,958	273,324
USD Currency	One Touch	Deutsche Bank AG	—	10/31/18	BRL	3.70	BRL	3.70	USD	4,893	668,484
EUR/USD USD/TRY	Dual Digital	UBS AG	2,000,000	11/02/18	USD	1.17	USD	1.17 TRY3.88	USD	2,000	—
EUR/USD USD/TRY	Dual Digital	UBS AG	3,000,000	11/02/18	USD	1.17	USD	1.17 TRY3.80	USD	3,000	—
USD Currency	Down and Out	Deutsche Bank AG	—	11/08/18	BRL	3.90	BRL	3.65	USD	70,708	237,131
USD Currency	One Touch	Deutsche Bank AG	—	11/08/18	BRL	3.70	BRL	3.70	USD	1,600	225,516
EUR Currency	One Touch	Goldman Sachs International	—	12/11/18	USD	1.13	USD	1.13	EUR	2,936	493,058
USD Currency	One-Touch	Citibank NA	—	01/28/19	USD	106.75	USD	106.75	USD	9,041	41,480
GBP Currency	One-Touch	Barclays Bank plc	—	01/31/19	USD	1.20	USD	1.20	GBP	1,468	130,177

											6,136,573

											$6,618,640

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	10/01/18	KRW	1,175.00	USD	37,706	$4
USD Currency	HSBC Bank plc	—	10/01/18	KRW	1,175.00	USD	36,065	4
AUD Currency	Barclays Bank plc	—	10/03/18	USD	0.73	AUD	36,705	70,446
AUD Currency	Nomura International PLC	—	10/03/18	USD	0.73	AUD	25,692	31,195
AUD Currency	Royal Bank of Scotland	—	10/03/18	USD	0.74	AUD	55,056	761
USD Currency	Deutsche Bank AG	—	10/03/18	MXN	19.50	USD	23,300	886
USD Currency	UBS AG	—	10/04/18	MXN	19.50	USD	25,200	2,627
USD Currency	Bank of America NA	—	10/05/18	TWD	31.00	USD	33,763	1,014
USD Currency	Royal Bank of Scotland	—	10/05/18	BRL	3.80	USD	38,376	1,888,546
USD Currency	BNP Paribas SA	—	10/10/18	BRL	4.25	USD	27,550	45,398
USD Currency	BNP Paribas SA	—	10/10/18	ZAR	15.20	USD	72,132	44,063
USD Currency	BNP Paribas SA	—	10/10/18	BRL	4.00	USD	72,132	1,117,041
USD Currency	BNP Paribas SA	—	10/10/18	TRY	5.75	USD	100,984	5,172,954
USD Currency	Deutsche Bank AG	—	10/10/18	TRY	5.50	USD	64,918	5,899,902
USD Currency	Morgan Stanley & Co. International plc	—	10/10/18	BRL	4.10	USD	62,397	615,598
USD Currency	Morgan Stanley & Co. International plc	—	10/10/18	ZAR	14.00	USD	72,132	1,289,026
USD Currency	Royal Bank of Scotland	—	10/10/18	BRL	3.85	USD	55,100	2,203,097
NZD Currency	Citibank NA	—	10/11/18	USD	0.67	NZD	64,918	54,401
USD Currency	BNP Paribas SA	—	10/11/18	ZAR	13.75	USD	29,521	944,425
USD Currency	Deutsche Bank AG	—	10/11/18	CNH	7.00	USD	49,400	14,637

76

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
AUD Currency	Goldman Sachs International	—	10/12/18	USD	0.75	AUD	42,605	$1,966
EUR Currency	HSBC Bank plc	—	10/12/18	USD	1.16	EUR	82,336	569,753
Nikkei 225 Index	Citibank NA	3,628,624,500	10/12/18	JPY	24,190.83	JPY	3,618,006	293,029
USD Currency	Royal Bank of Canada	—	10/12/18	CAD	1.33	USD	90,164	19,226
USD Currency	HSBC Bank plc	—	10/17/18	TWD	30.00	USD	100,000	1,613,714
USD Currency	Morgan Stanley & Co. International plc	—	10/17/18	BRL	4.40	USD	55,056	60,037
USD Currency	Royal Bank of Canada	—	10/17/18	CAD	1.31	USD	73,408	123,616
EUR Currency	Citibank NA	—	10/18/18	USD	1.15	EUR	108,197	1,767,773
USD Currency	Citibank NA	—	10/22/18	NOK	8.60	USD	14,426	2,326
AUD Currency	Barclays Bank plc	—	10/24/18	USD	0.75	AUD	144,264	27,825
USD Currency	Citibank NA	—	10/25/18	ZAR	15.25	USD	47,716	140,203
USD Currency	Citibank NA	—	10/25/18	MXN	19.25	USD	66,068	315,865
USD Currency	Deutsche Bank AG	—	10/25/18	ZAR	15.25	USD	18,352	55,008
USD Currency	Goldman Sachs International	—	10/25/18	MXN	20.00	USD	55,056	54,311
USD Currency	Morgan Stanley & Co. International plc	—	10/26/18	JPY	114.00	USD	100,000	420,637
GBP Currency	HSBC Bank plc	—	11/01/18	USD	1.45	GBP	108,197	21
USD Currency	BNP Paribas SA	—	11/09/18	ZAR	15.00	USD	69,738	573,543
USD Currency	Morgan Stanley & Co. International plc	—	11/09/18	ZAR	15.00	USD	36,705	302,881
USD Currency	Morgan Stanley & Co. International plc	—	11/09/18	ZAR	16.00	USD	73,408	156,225
AUD Currency	Credit Suisse International	—	11/15/18	NZD	1.12	AUD	107,235	77,352
EUR Currency	Bank of America NA	—	11/15/18	USD	1.26	EUR	73,190	1,026
EUR Currency	Bank of America NA	—	11/15/18	USD	1.32	EUR	104,225	12
EUR Currency	BNP Paribas SA	—	11/15/18	USD	1.30	EUR	73,190	9
EUR Currency	Deutsche Bank AG	—	11/15/18	USD	1.28	EUR	104,225	166
EUR Currency	Goldman Sachs International	—	11/15/18	JPY	134.00	EUR	55,056	345,183
USD Currency	Citibank NA	—	11/15/18	CAD	1.33	USD	144,264	269,032
USD Currency	Deutsche Bank AG	—	11/15/18	TWD	31.00	USD	105,065	149,085
USD Currency	Royal Bank of Canada	—	11/15/18	CAD	1.37	USD	108,197	25,533
EUR Currency	Deutsche Bank AG	—	11/16/18	USD	1.29	EUR	43,100	24
EUR Currency	Goldman Sachs International	—	11/16/18	USD	1.25	EUR	58,245	2,374
EUR Currency	JP Morgan Chase Bank NA	—	11/16/18	USD	1.29	EUR	30,285	17
USD Currency	UBS AG	—	11/16/18	NOK	8.30	USD	58,726	321,236
EUR Currency	Bank of America NA	—	11/20/18	USD	1.20	EUR	54,098	124,369
EUR Currency	BNP Paribas SA	—	11/20/18	USD	1.20	EUR	73,408	171,092
USD Currency	JP Morgan Chase Bank NA	—	11/20/18	BRL	4.20	USD	55,056	1,171,109
USD Currency	BNP Paribas SA	—	11/21/18	BRL	4.09	USD	37,178	1,120,964
USD Currency	Citibank NA	—	11/28/18	JPY	113.00	USD	91,760	1,029,150
GBP Currency	BNP Paribas SA	—	11/30/18	USD	1.37	GBP	65,729	150,672
GBP Currency	Royal Bank of Scotland	—	11/30/18	USD	1.33	GBP	43,820	472,590
GBP Currency	Royal Bank of Canada	—	12/10/18	USD	1.42	GBP	73,408	25,199

77

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
AUD Currency	Barclays Bank plc	—	02/12/19	USD	0.77	AUD	146,816	$305,582
USD Currency	Citibank NA	—	02/14/19	CHF	1.00	USD	128,464	604,329
EUR Currency	BNP Paribas SA	—	02/20/19	USD	1.25	EUR	55,056	136,877
USD Currency	Citibank NA	—	02/22/19	JPY	114.00	USD	73,408	808,929
GBP Currency	Morgan Stanley & Co. International plc	—	03/01/19	USD	1.40	GBP	73,408	394,466
USD Currency	Royal Bank of Canada	—	03/05/19	CAD	1.35	USD	146,816	812,431
USD Currency	Citibank NA	—	03/26/19	JPY	111.30	USD	137,550	3,221,140
USD Currency	Deutsche Bank AG	—	07/19/19	TWD	31.00	USD	75,000	558,722

								38,192,654

Put
USD Currency	JP Morgan Chase Bank NA	—	10/01/18	IDR	14,300.00	USD	36,065	4
EUR Currency	Citibank NA	—	10/02/18	USD	1.15	EUR	52,500	17,123
AUD Currency	Goldman Sachs International	—	10/03/18	NOK	5.70	AUD	21,070	27
AUD Currency	JP Morgan Chase Bank NA	—	10/03/18	NOK	5.90	AUD	42,140	116,532
USD Currency	BNP Paribas SA	—	10/04/18	BRL	4.10	USD	25,863	720,103
USD Currency	Deutsche Bank AG	—	10/04/18	MXN	18.00	USD	252,461	3,921
USD Currency	Morgan Stanley & Co. International plc	—	10/04/18	MXN	18.00	USD	100,638	1,565
USD Currency	Morgan Stanley & Co. International plc	—	10/05/18	BRL	4.12	USD	76,118	2,455,398
EUR Currency	BNP Paribas SA	—	10/08/18	CNH	7.50	EUR	46,455	5
EUR Currency	BNP Paribas SA	—	10/08/18	CNH	7.45	EUR	104,520	12
EUR Currency	BNP Paribas SA	—	10/08/18	CNH	7.60	EUR	105,000	12
EUR Currency	Deutsche Bank AG	—	10/08/18	PLN	4.05	EUR	103,800	12
EUR Currency	Deutsche Bank AG	—	10/08/18	CNH	7.35	EUR	104,520	12
EUR Currency	HSBC Bank plc	—	10/08/18	CNH	7.50	EUR	58,545	7
EUR Currency	JP Morgan Chase Bank NA	—	10/08/18	PLN	4.15	EUR	86,525	10
USD Currency	Deutsche Bank AG	—	10/09/18	JPY	103.00	USD	75,040	8
USD Currency	JP Morgan Chase Bank NA	—	10/09/18	CNH	6.78	USD	132,183	23,351
USD Currency	BNP Paribas SA	—	10/10/18	BRL	3.80	USD	36,705	64,513
USD Currency	BNP Paribas SA	—	10/10/18	BRL	3.60	USD	144,264	7,399
USD Currency	Morgan Stanley & Co. International plc	—	10/10/18	BRL	3.93	USD	36,705	325,206
USD Currency	JP Morgan Chase Bank NA	—	10/11/18	ZAR	13.35	USD	39,361	12,976
EUR Currency	HSBC Bank plc	—	10/12/18	USD	1.16	EUR	82,336	539,163
USD Currency	Morgan Stanley & Co. International plc	—	10/15/18	BRL	3.75	USD	73,408	94,843
EUR Currency	Citibank NA	—	10/17/18	USD	1.16	EUR	170,294	829,498
EUR Currency	BNP Paribas SA	—	10/18/18	USD	1.13	EUR	55,056	19,577
EUR Currency	Goldman Sachs International	—	10/18/18	USD	1.14	EUR	110,113	99,506
EUR Currency	HSBC Bank plc	—	10/18/18	USD	1.15	EUR	73,408	223,019
USD Currency	Bank of America NA	—	10/18/18	CAD	1.28	USD	51,000	139,376
USD Currency	Citibank NA	—	10/18/18	ZAR	13.80	USD	32,972	166,351
USD Currency	Citibank NA	—	10/18/18	ZAR	14.50	USD	32,972	1,010,833
USD Currency	Citibank NA	—	10/19/18	TRY	6.36	USD	19,275	984,092
USD Currency	Citibank NA	—	10/19/18	MXN	19.00	USD	61,482	1,123,215

78

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
NZD Currency	JP Morgan Chase Bank NA	—	10/24/18	JPY	74.00	NZD	100,000	$248,557
USD Currency	Morgan Stanley & Co. International plc	—	10/24/18	MXN	17.75	USD	143,323	39,007
GBP Currency	Royal Bank of Scotland	—	10/25/18	CAD	1.64	GBP	60,000	146,493
SGX NIFTY 50 Index	Citibank NA	22,226,720	10/25/18	USD	11,113.36	USD	21,861	486,029
SGX NIFTY 50 Index	Morgan Stanley & Co. International plc	22,241,870	10/25/18	USD	11,120.93	USD	21,861	494,914
AUD Currency	Barclays Bank plc	—	10/26/18	CAD	0.93	AUD	58,445	216,165
AUD Currency	BNP Paribas SA	—	10/26/18	CAD	0.92	AUD	58,445	60,836
USD Currency	Bank of America NA	—	10/26/18	CNH	6.75	USD	42,655	18,572
USD Currency	UBS AG	—	10/29/18	JPY	108.00	USD	36,065	5,830
USD Currency	Morgan Stanley & Co. International plc	—	10/30/18	ZAR	14.00	USD	66,068	848,300
GBP Currency	Deutsche Bank AG	—	10/31/18	USD	1.25	GBP	72,132	134,626
USD Currency	Citibank NA	—	10/31/18	MXN	18.25	USD	72,132	204,550
USD Currency	Goldman Sachs International	—	10/31/18	MXN	19.00	USD	71,662	1,455,404
USD Currency	Goldman Sachs International	—	10/31/18	MXN	18.00	USD	71,662	86,969
USD Currency	Goldman Sachs International	—	11/01/18	JPY	109.00	USD	73,408	36,535
USD Currency	Morgan Stanley & Co. International plc	—	11/02/18	ZAR	14.25	USD	36,705	810,865
USD Currency	Citibank NA	—	11/06/18	JPY	107.00	USD	57,634	11,024
USD Currency	Deutsche Bank AG	—	11/06/18	JPY	99.00	USD	57,634	6
USD Currency	BNP Paribas SA	—	11/07/18	TRY	5.20	USD	68,526	11,342
USD Currency	BNP Paribas SA	—	11/13/18	ZAR	13.90	USD	64,919	855,608
USD Currency	Morgan Stanley & Co. International plc	—	11/13/18	BRL	3.50	USD	36,067	66,616
EUR Currency	HSBC Bank plc	—	11/15/18	USD	1.18	EUR	40,000	807,898
EUR Currency	HSBC Bank plc	—	11/15/18	USD	1.14	EUR	100,000	396,818
USD Currency	Barclays Bank plc	—	11/15/18	CAD	1.29	USD	71,238	557,999
USD Currency	Citibank NA	—	11/15/18	MXN	18.50	USD	73,410	594,053
USD Currency	Citibank NA	—	11/15/18	JPY	107.00	USD	1,493,966	666,189
AUD Currency	Nomura International PLC	—	11/20/18	USD	0.71	AUD	36,705	146,360
EUR Currency	BNP Paribas SA	—	11/20/18	USD	1.15	EUR	55,056	365,151
EUR Currency	Barclays Bank plc	—	11/20/18	GBP	0.89	EUR	100,000	962,569
USD Currency	BNP Paribas SA	—	11/20/18	ZAR	13.50	USD	128,464	786,881
USD Currency	Deutsche Bank AG	—	11/20/18	ZAR	13.70	USD	36,705	358,028
USD Currency	Morgan Stanley & Co. International plc	—	11/20/18	NOK	7.90	USD	90,164	305,731
USD Currency	Citibank NA	—	11/26/18	ZAR	13.50	USD	73,408	489,698
USD Currency	Deutsche Bank AG	—	11/26/18	MXN	18.25	USD	58,726	312,899
USD Currency	Bank of America NA	—	11/28/18	BRL	3.80	USD	55,056	887,115
USD Currency	Morgan Stanley & Co. International plc	—	11/28/18	BRL	3.65	USD	55,056	301,487
USD Currency	Morgan Stanley & Co. International plc	—	11/29/18	TRY	5.99	USD	75,000	1,130,030
USD Currency	Morgan Stanley & Co. International plc	—	12/03/18	BRL	3.90	USD	32,500	842,602
USD Currency	Bank of America NA	—	12/10/18	CNH	6.60	USD	73,408	18,368
USD Currency	BNP Paribas SA	—	12/12/18	ZAR	14.25	USD	55,056	1,630,888
USD Currency	Deutsche Bank AG	—	12/19/18	INR	68.00	USD	59,000	9,740

79

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
EUR Currency	Barclays Bank plc	—	12/21/18	JPY	130.00	EUR	55,056	$684,273
USD Currency	JP Morgan Chase Bank NA	—	01/02/19	TRY	4.20	USD	69,507	45
USD Currency	Citibank NA	—	01/03/19	TRY	4.19	USD	27,895	17
USD Currency	BNP Paribas SA	—	01/15/19	BRL	3.80	USD	58,726	1,126,211
USD Currency	HSBC Bank plc	—	01/15/19	BRL	3.65	USD	36,705	241,889
USD Currency	Citibank NA	—	01/22/19	NOK	8.00	USD	68,526	975,443
USD Currency	Barclays Bank plc	—	01/25/19	JPY	110.00	USD	146,816	1,269,801
GBP Currency	Deutsche Bank AG	—	01/31/19	USD	1.20	GBP	72,132	352,498
USD Currency	Citibank NA	—	02/11/19	CHF	0.95	USD	36,065	402,897
USD Currency	Morgan Stanley & Co. International plc	—	02/14/19	BRL	3.50	USD	108,197	453,799
USD Currency	Goldman Sachs International	—	02/15/19	JPY	94.00	USD	75,416	5,637
USD Currency	BNP Paribas SA	—	02/27/19	ZAR	14.00	USD	73,408	2,109,542
USD Currency	Morgan Stanley & Co. International plc	—	02/27/19	BRL	3.50	USD	50,000	221,658
USD Currency	Royal Bank of Canada	—	02/27/19	CAD	1.25	USD	73,408	517,518
USD Currency	Morgan Stanley & Co. International plc	—	02/28/19	BRL	3.50	USD	146,816	651,251
USD Currency	BNP Paribas SA	—	03/05/19	CAD	1.25	USD	73,408	544,408
USD Currency	Morgan Stanley & Co. International plc	—	03/06/19	SEK	8.60	USD	102,772	1,645,770
EUR Currency	Goldman Sachs International	—	03/20/19	USD	1.05	EUR	216,396	269,140
USD Currency	Citibank NA	—	03/26/19	JPY	111.30	USD	137,550	2,507,311

								40,765,529

								$78,958,183

OTC Credit Default Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value
Description	Rate/Reference	Frequency	Rate/Reference	Frequency
Call
Bought Protection on 5-Year Credit Default Swap	1.00%	Quarterly	CDX.NA.IG.31.V1	Quarterly	Merrill Lynch International & Co.	11/21/18	USD 60.00	USD 500,000	$527,520

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
30-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.07%	Semi-Annual	JP Morgan Chase Bank NA	10/29/18	3.07%	USD	401,455	$1,425,165
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.65%	Semi-Annual	Deutsche Bank AG	08/09/19	2.65%	USD	500,220	204,625
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.99%	Semi-Annual	Citibank NA	12/14/18	2.99%	USD	1,000,300	853,146
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Morgan Stanley & Co. International plc	01/10/20	2.95%	USD	2,057,260	3,091,527
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Morgan Stanley & Co. International plc	01/21/20	2.95%	USD	2,057,260	3,206,569

80

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Morgan Stanley & Co. International plc	01/30/20	2.95%	USD	1,016,990	$1,614,980
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.69%	Semi-Annual	Bank of America NA	04/06/20	2.69%	USD	290,100	357,867
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	Bank of America NA	05/26/20	2.70%	USD	864,500	1,254,640
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.83%	Semi-Annual	Goldman Sachs International	10/01/18	2.83%	USD	1,284,310	128
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.88%	Semi-Annual	JP Morgan Chase Bank NA	10/01/18	2.88%	USD	1,956,855	196
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.00%	Semi-Annual	Citibank NA	10/10/18	3.00%	USD	501,001	222,119
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.00%	Semi-Annual	Goldman Sachs International	10/22/18	3.00%	USD	500,560	453,082
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.87%	Semi-Annual	Citibank NA	10/23/18	2.87%	USD	1,839,235	273,090
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.01%	Semi-Annual	JP Morgan Chase Bank NA	11/19/18	3.01%	USD	1,123,710	2,218,091
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.20%	Semi-Annual	JP Morgan Chase Bank NA	12/07/18	2.20%	USD	149,550	3,679
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.19%	Semi-Annual	Nomura International PLC	12/20/18	3.19%	USD	192,460	2,230,115
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	Goldman Sachs International	08/31/21	3.04%	USD	70,518	2,322,084
15-Year Interest Rate Swap	6 month LIBOR	Semi-Annual	0.66%	Semi-Annual	Morgan Stanley & Co. International plc	09/14/20	0.66%	JPY	4,414,000	443,550
15-Year Interest Rate Swap	6 month LIBOR	Semi-Annual	0.66%	Semi-Annual	Barclays Bank plc	09/14/20	0.66%	JPY	4,414,000	443,550
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.18%	Semi-Annual	JP Morgan Chase Bank NA	05/02/28	3.18%	USD	68,266	3,590,613
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.05%	Semi-Annual	Citibank NA	06/27/28	3.05%	USD	70,870	3,440,242
20-Year Interest Rate Swap	6 month LIBOR	Semi-Annual	0.78%	Semi-Annual	JP Morgan Chase Bank NA	04/16/21	0.78%	JPY	3,288,800	476,690
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.99%	Semi-Annual	JP Morgan Chase Bank NA	04/27/38	2.99%	USD	29,470	1,351,478
30-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.11%	Semi-Annual	Goldman Sachs International	04/26/23	3.11%	USD	16,790	1,589,232

										31,066,458

Put
5-Year Interest Rate Swap	3.45%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	08/19/19	3.45%	USD	672,150	$3,977,017
5-Year Interest Rate Swap	2.48%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	10/17/18	2.48%	USD	645,700	17,774,139
5-Year Interest Rate Swap	3.14%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	02/21/19	3.14%	USD	2,359,649	13,941,986
5-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	03/14/19	3.20%	USD	1,100,037	5,854,034
5-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	08/21/19	3.20%	USD	679,010	6,337,302
5-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	09/18/19	3.35%	USD	674,415	4,819,606
5-Year Interest Rate Swap	3.40%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	09/19/19	3.40%	USD	674,415	4,306,005
10-Year Interest Rate Swap	3.19%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International PLC	12/20/18	3.19%	USD	192,460	1,285,059

81

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	08/31/21	3.04%	USD	70,518	$3,060,043
15-Year Interest Rate Swap	0.66%	Semi-Annual	6 month LIBOR	Semi-Annual	Barclays Bank plc	09/14/20	0.66%	JPY	4,414,000	1,007,488
15-Year Interest Rate Swap	0.66%	Semi-Annual	6 month LIBOR	Semi-Annual	Morgan Stanley & Co. International plc	09/14/20	0.66%	JPY	4,414,000	1,007,488
15-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/03/22	3.25%	USD	118,060	6,166,313
10-Year Interest Rate Swap	3.18%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	05/02/28	3.18%	USD	68,266	3,738,749
20-Year Interest Rate Swap	0.78%	Semi-Annual	6 month LIBOR	Semi-Annual	JP Morgan Chase Bank NA	04/16/21	0.78%	JPY	3,288,800	1,422,394
20-Year Interest Rate Swap	3.00%	Annual	6 month EURIBOR	Semi-Annual	UBS AG	01/18/28	3.00%	EUR	71,170	3,642,287
10-Year Interest Rate Swap	2.99%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/27/38	2.99%	USD	29,470	1,434,365
30-Year Interest Rate Swap	4.00%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	02/03/20	4.00%	USD	64,000	598,960
30-Year Interest Rate Swap	3.80%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	06/07/21	3.80%	USD	116,110	3,692,040
30-Year Interest Rate Swap	3.40%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	02/14/23	3.40%	USD	38,570	2,751,871
30-Year Interest Rate Swap	3.11%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	04/26/23	3.11%	USD	16,790	1,608,257

										88,425,403

										$119,491,861

82

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Interest Rate Caps Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
2Y-10 CMS Index Cap	0.71%	Goldman Sachs International	05/29/2020	USD 3,145,483	$(764,196)	$(1,415,467)	$651,271

83

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
SPDR S&P500 ETF Trust	2,949	10/05/18	USD	294.00	USD	85,733	$(50,133)
90-day Eurodollar October 2018 Futures	2,103	10/12/18	USD	97.75	USD	525,750	(13,144)
90-day Eurodollar October 2018 Futures	10,954	10/12/18	USD	97.00	USD	2,738,500	(205,387)
Energen Corp.	287	10/19/18	USD	90.00	USD	2,473	(30,135)
Everi Holdings, Inc.	361	10/19/18	USD	10.00	USD	331	(10,830)
iShares Russell 2000 ETF	5,073	10/19/18	USD	176.00	USD	85,505	(40,584)
Liberty Oilfield Services, Inc.	853	10/19/18	USD	22.50	USD	1,840	(55,445)
Sunoco LP	1,446	10/19/18	USD	30.00	USD	4,273	(43,380)
WTI Crude Oil(a)	40,000	10/19/18	USD	16.00	USD	62,080	(700,000)
Euro-Bund	298	10/26/18	EUR	161.00	EUR	29,800	(51,899)
Euro-Bund	298	10/26/18	EUR	162.00	EUR	29,800	(27,679)
UnitedHealth Group, Inc.	3,000	10/26/18	USD	280.00	USD	79,812	(268,500)
90-day Eurodollar December 2018 Futures	1,050	12/14/18	USD	97.50	USD	262,500	(13,125)
Anglo American plc	105	12/21/18	GBP	20.00	GBP	1,809	(38,662)
SPDR S&P500 ETF Trust	5,000	12/21/18	USD	313.00	USD	145,360	(142,500)
PG&E Corp.	400	01/18/19	USD	60.00	USD	1,840	(5,000)
90-day Eurodollar March 2019 Futures	2,232	03/15/19	USD	97.25	USD	558,000	(334,800)
90-day Eurodollar June 2019 Futures	10,237	06/17/19	USD	97.88	USD	2,559,250	(191,944)
90-day Eurodollar March 2020 Futures	10,237	03/16/20	USD	97.88	USD	2,559,250	(1,023,700)

							(3,246,847)

Put
SPDR S&P500 ETF Trust	2,949	10/05/18	USD	288.00	USD	85,733	(163,670)
EURO STOXX 50 Index	2,000	10/19/18	EUR	3,200.00	EUR	67,984	(139,326)
PowerShares QQQ Trust, Series 1 ETF	10,961	10/19/18	USD	173.00	USD	203,644	(334,310)

84

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
PowerShares QQQ Trust, Series 1 ETF	13,015	10/19/18	USD	172.00	USD	241,806	$(351,405)
SPDR S&P500 ETF Trust	64,480	10/19/18	USD	269.00	USD	1,874,563	(1,773,200)
SPDR S&P500 ETF Trust	102,623	10/19/18	USD	272.00	USD	2,983,456	(3,335,247)
U.S. Treasury 10 Year Note	1,500	10/26/18	USD	117.00	USD	150,000	(46,875)
Alphabet, Inc .	250	11/16/18	USD	1,100.00	USD	29,837	(298,750)
iShares MSCI EAFE Index Fund	21,872	11/16/18	USD	65.00	USD	148,708	(842,072)
PowerShares QQQ Trust, Series 1 ETF	5,713	11/16/18	USD	174.00	USD	106,142	(748,403)
S&P 500 E-Mini Index	211	11/16/18	USD	2,535.00	USD	30,795	(48,002)
S&P 500 Index	63	11/16/18	USD	2,775.00	USD	18,358	(88,830)
SPDR S&P500 ETF Trust	2,502	11/16/18	USD	260.00	USD	72,738	(146,367)
90-day Eurodollar December 2018 Futures	2,033	12/14/18	USD	96.88	USD	508,250	(508,250)
90-day Eurodollar December 2018 Futures	5,436	12/14/18	USD	96.75	USD	1,359,000	(985,275)
90-day Eurodollar December 2018 Futures	10,874	12/14/18	USD	96.88	USD	2,718,500	(3,737,937)
iShares iBoxx $ High Yield Corporate Bond ETF	1,481	12/21/18	USD	80.00	USD	12,802	(18,512)

							(13,566,431)

							$(16,813,278)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Up and In	Morgan Stanley & Co. International plc	10/10/18	ZAR	14.50	ZAR	15.00	USD	90,164	$(417,784)

85

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
USD Currency	Up and In	Morgan Stanley & Co. International plc	10/17/18	BRL	4.40	BRL	4.75	USD	55,056	$(105,665)
USD Currency	Up and In	JP Morgan Chase Bank NA	11/20/18	BRL	4.20	BRL	4.48	USD	55,056	(1,249,413)
USD Currency	Up and In	BNP Paribas SA	11/21/18	BRL	4.11	BRL	4.46	USD	37,178	(1,078,668)

										(2,851,530)

Put
USD Currency	Down and In	Morgan Stanley & Co. International plc	10/11/18	BRL	4.08	BRL	3.75	USD	76,118	(533,606)
USD Currency	Down and In	Morgan Stanley & Co. International plc	10/30/18	ZAR	14.00	ZAR	13.45	USD	73,408	(747,423)
USD Currency	Down and In	Morgan Stanley & Co. International plc	11/29/18	TRY	5.99	TRY	5.69	USD	75,000	(1,071,996)

										(2,353,025)

										$(5,204,555)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Barclays Bank plc	—	10/03/18	USD	0.73	AUD	73,408	$(38,321)
AUD Currency	Nomura International PLC	—	10/03/18	USD	0.73	AUD	51,386	(12,942)
USD Currency	BNP Paribas SA	—	10/04/18	BRL	4.45	USD	25,863	(9)
USD Currency	Bank of America NA	—	10/05/18	NOK	8.16	USD	25,692	(85,956)
USD Currency	Royal Bank of Scotland	—	10/05/18	BRL	3.96	USD	57,565	(841,634)
USD Currency	UBS AG	—	10/05/18	NOK	8.16	USD	36,705	(126,716)
USD Currency	BNP Paribas SA	—	10/10/18	TRY	5.50	USD	64,918	(5,905,059)

86

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	BNP Paribas SA	—	10/10/18	BRL	4.10	USD	90,164	$(617,691)
USD Currency	Citibank NA	—	10/10/18	ZAR	15.00	USD	73,408	(83,714)
USD Currency	Deutsche Bank AG	—	10/10/18	ZAR	14.00	USD	72,132	(1,308,953)
USD Currency	Deutsche Bank AG	—	10/10/18	TRY	5.75	USD	100,984	(5,914,495)
USD Currency	Goldman Sachs International	—	10/10/18	BRL	4.00	USD	11,012	(171,367)
USD Currency	Morgan Stanley & Co. International plc	—	10/10/18	BRL	4.00	USD	6,020	(93,576)
USD Currency	Morgan Stanley & Co. International plc	—	10/10/18	BRL	4.25	USD	55,100	(89,394)
USD Currency	Royal Bank of Scotland	—	10/10/18	BRL	4.00	USD	55,100	(857,123)
NZD Currency	Citibank NA	—	10/11/18	USD	0.69	NZD	72,132	(957)
USD Currency	JP Morgan Chase Bank NA	—	10/11/18	ZAR	13.75	USD	29,521	(930,535)
USD Currency	Bank of America NA	—	10/17/18	TWD	30.00	USD	100,000	(1,613,714)
USD Currency	Royal Bank of Canada	—	10/17/18	CAD	1.32	USD	73,408	(54,493)
EUR Currency	Bank of America NA	—	10/18/18	USD	1.15	EUR	108,197	(1,784,312)
EUR Currency	Citibank NA	—	10/18/18	USD	1.17	EUR	72,132	(335,775)
USD Currency	Bank of America NA	—	10/18/18	CAD	1.35	USD	51,000	(2,162)
USD Currency	Morgan Stanley & Co. International plc	—	10/22/18	NOK	8.60	USD	14,426	(2,283)
AUD Currency	Barclays Bank plc	—	10/24/18	USD	0.77	AUD	36,066	(209)
EUR Currency	Barclays Bank plc	—	10/24/18	JPY	134.00	EUR	73,408	(258,038)
USD Currency	Citibank NA	—	10/25/18	MXN	20.00	USD	91,760	(92,074)
USD Currency	Morgan Stanley & Co. International plc	—	10/25/18	ZAR	15.25	USD	66,068	(194,315)
USD Currency	BNP Paribas SA	—	11/09/18	ZAR	15.50	USD	91,760	(387,030)
USD Currency	Morgan Stanley & Co. International plc	—	11/09/18	ZAR	16.60	USD	88,090	(72,407)
EUR Currency	Bank of America NA	—	11/15/18	USD	1.30	EUR	73,190	(9)
EUR Currency	Bank of America NA	—	11/15/18	USD	1.28	EUR	104,225	(163)
EUR Currency	Deutsche Bank AG	—	11/15/18	USD	1.32	EUR	104,225	(12)
USD Currency	Citibank NA	—	11/15/18	CAD	1.37	USD	108,197	(24,709)
USD Currency	Deutsche Bank AG	—	11/15/18	TWD	32.00	USD	105,065	(6,633)
USD Currency	Royal Bank of Canada	—	11/15/18	CAD	1.33	USD	144,264	(277,724)
EUR Currency	Goldman Sachs International	—	11/16/18	USD	1.29	EUR	73,385	(41)
USD Currency	Goldman Sachs International	—	11/21/18	BRL	4.10	USD	28,376	(831,194)
USD Currency	Citibank NA	—	11/28/18	JPY	114.00	USD	146,816	(1,032,476)
GBP Currency	BNP Paribas SA	—	11/30/18	USD	1.33	GBP	43,820	(474,053)
GBP Currency	Royal Bank of Scotland	—	11/30/18	USD	1.37	GBP	65,729	(149,333)
USD Currency	Royal Bank of Canada	—	12/17/18	CAD	1.34	USD	73,408	(238,363)
GBP Currency	Morgan Stanley & Co. International plc	—	03/01/19	USD	1.44	GBP	91,760	(171,366)
USD Currency	HSBC Bank plc	—	07/19/19	TWD	31.00	USD	75,000	(558,722)

								(25,640,052)

87

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	JP Morgan Chase Bank NA	—	10/01/18	IDR	14,000.00	USD	54,098	$(5)
USD Currency	Goldman Sachs International	—	10/02/18	JPY	109.00	USD	73,408	(7)
AUD Currency	Barclays Bank plc	—	10/03/18	USD	0.73	AUD	91,760	(276,447)
AUD Currency	JP Morgan Chase Bank NA	—	10/03/18	NOK	5.70	AUD	21,070	(29)
AUD Currency	Nomura International PLC	—	10/03/18	USD	0.73	AUD	51,386	(151,944)
NZD Currency	Deutsche Bank AG	—	10/04/18	JPY	74.25	NZD	67,716	(29,598)
USD Currency	Citibank NA	—	10/04/18	MXN	18.75	USD	73,408	(442,588)
USD Currency	Morgan Stanley & Co. International plc	—	10/04/18	MXN	18.00	USD	109,910	(1,361)
USD Currency	Deutsche Bank AG	—	10/05/18	BRL	4.12	USD	26,118	(567,199)
USD Currency	Morgan Stanley & Co. International plc	—	10/05/18	NOK	8.20	USD	73,408	(686,606)
EUR Currency	BNP Paribas SA	—	10/08/18	CNH	7.60	EUR	46,455	(5)
EUR Currency	BNP Paribas SA	—	10/08/18	CNH	7.35	EUR	104,520	(12)
EUR Currency	Deutsche Bank AG	—	10/08/18	CNH	7.50	EUR	58,530	(7)
EUR Currency	Deutsche Bank AG	—	10/08/18	CNH	7.45	EUR	104,520	(12)
EUR Currency	HSBC Bank plc	—	10/08/18	CNH	7.50	EUR	46,470	(5)
EUR Currency	HSBC Bank plc	—	10/08/18	CNH	7.60	EUR	58,545	(7)
EUR Currency	JP Morgan Chase Bank NA	—	10/08/18	PLN	4.05	EUR	103,800	(12)
USD Currency	Citibank NA	—	10/09/18	CNH	6.78	USD	132,183	(23,041)
USD Currency	BNP Paribas SA	—	10/10/18	BRL	3.70	USD	72,132	(27,153)
USD Currency	Deutsche Bank AG	—	10/10/18	ZAR	14.50	USD	18,352	(522,262)
USD Currency	Deutsche Bank AG	—	10/10/18	ZAR	14.10	USD	55,056	(552,597)
USD Currency	Morgan Stanley & Co. International plc	—	10/10/18	BRL	3.85	USD	73,408	(261,334)
USD Currency	Morgan Stanley & Co. International plc	—	10/10/18	BRL	3.60	USD	144,264	(7,548)
USD Currency	BNP Paribas SA	—	10/11/18	ZAR	14.50	USD	73,408	(2,070,884)
USD Currency	Morgan Stanley & Co. International plc	—	10/11/18	CAD	1.30	USD	58,726	(598,686)
USD Currency	Royal Bank of Canada	—	10/12/18	CAD	1.29	USD	22,022	(66,013)
USD Currency	BNP Paribas SA	—	10/15/18	BRL	3.75	USD	73,408	(129,658)
USD Currency	Morgan Stanley & Co. International plc	—	10/15/18	SEK	8.80	USD	110,113	(427,027)
EUR Currency	Citibank NA	—	10/17/18	USD	1.14	EUR	340,589	(532,062)
EUR Currency	BNP Paribas SA	—	10/18/18	USD	1.15	EUR	73,408	(221,418)
EUR Currency	Goldman Sachs International	—	10/18/18	USD	1.13	EUR	110,113	(39,601)

88

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
EUR Currency	HSBC Bank plc	—	10/18/18	USD	1.14	EUR	110,113	$(101,203)
USD Currency	Bank of America NA	—	10/18/18	CAD	1.26	USD	51,000	(23,654)
USD Currency	Citibank NA	—	10/18/18	ZAR	13.80	USD	49,458	(245,372)
USD Currency	Citibank NA	—	10/19/18	TRY	5.96	USD	28,910	(303,672)
EUR Currency	Barclays Bank plc	—	10/24/18	JPY	131.00	EUR	73,408	(502,666)
NZD Currency	JP Morgan Chase Bank NA	—	10/24/18	JPY	72.50	NZD	125,000	(98,463)
GBP Currency	Royal Bank of Scotland	—	10/25/18	CAD	1.61	GBP	90,000	(60,722)
SGX NIFTY 50 Index	Citibank NA	21,081,020	10/25/18	USD	10,540.51	USD	21,861	(106,654)
SGX NIFTY 50 Index	Morgan Stanley & Co. International plc	21,095,381	10/25/18	USD	10,547.69	USD	21,861	(108,796)
AUD Currency	Barclays Bank plc	—	10/26/18	CAD	0.92	AUD	58,445	(63,299)
AUD Currency	BNP Paribas SA	—	10/26/18	CAD	0.93	AUD	58,445	(195,075)
USD Currency	BNP Paribas SA	—	10/29/18	ZAR	13.60	USD	146,816	(635,025)
USD Currency	Morgan Stanley & Co. International plc	—	10/30/18	BRL	3.75	USD	50,000	(468,937)
GBP Currency	Deutsche Bank AG	—	10/31/18	USD	1.22	GBP	72,132	(34,072)
USD Currency	Citibank NA	—	10/31/18	MXN	19.00	USD	71,662	(1,429,516)
USD Currency	Citibank NA	—	10/31/18	MXN	17.80	USD	108,197	(57,078)
USD Currency	Morgan Stanley & Co. International plc	—	10/31/18	BRL	3.75	USD	73,408	(726,709)
USD Currency	BNP Paribas SA	—	11/02/18	ZAR	13.90	USD	64,919	(713,415)
USD Currency	BNP Paribas SA	—	11/02/18	ZAR	14.25	USD	66,068	(1,464,973)
USD Currency	Morgan Stanley & Co. International plc	—	11/05/18	BRL	3.75	USD	50,000	(517,358)
USD Currency	Citibank NA	—	11/06/18	JPY	99.00	USD	57,634	(6)
USD Currency	Deutsche Bank AG	—	11/06/18	JPY	107.00	USD	57,634	(10,919)
USD Currency	HSBC Bank plc	—	11/06/18	BRL	3.65	USD	73,408	(252,522)
USD Currency	Morgan Stanley & Co. International plc	—	11/06/18	BRL	3.75	USD	36,768	(383,647)
USD Currency	Morgan Stanley & Co. International plc	—	11/06/18	BRL	3.65	USD	55,056	(230,795)
EUR Currency	HSBC Bank plc	—	11/15/18	USD	1.18	EUR	40,000	(805,170)
EUR Currency	HSBC Bank plc	—	11/15/18	USD	1.14	EUR	100,000	(397,986)
USD Currency	Citibank NA	—	11/15/18	JPY	104.00	USD	1,867,457	(89,376)
USD Currency	Royal Bank of Canada	—	11/15/18	CAD	1.27	USD	110,113	(480,429)
EUR Currency	Barclays Bank plc	—	11/20/18	GBP	0.87	EUR	150,000	(462,951)
USD Currency	Citibank NA	—	11/20/18	NOK	7.90	USD	90,164	(303,664)
USD Currency	Morgan Stanley & Co. International plc	—	11/26/18	ZAR	13.50	USD	33,034	(224,587)
USD Currency	Bank of America NA	—	11/28/18	BRL	3.65	USD	91,760	(621,819)
USD Currency	Barclays Bank plc	—	11/28/18	JPY	111.00	USD	183,522	(891,849)

89

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Citibank NA	—	11/28/18	CHF	0.95	USD	55,056	$(226,373)
EUR Currency	Goldman Sachs International	—	12/11/18	USD	1.13	EUR	110,113	(442,536)
USD Currency	JP Morgan Chase Bank NA	—	01/02/19	TRY	3.77	USD	69,507	(7)
USD Currency	Citibank NA	—	01/03/19	TRY	3.76	USD	27,895	(3)
USD Currency	Bank of America NA	—	01/22/19	NOK	8.00	USD	18,352	(265,931)
GBP Currency	Deutsche Bank AG	—	01/31/19	USD	1.17	GBP	72,132	(204,008)

								(21,786,365)

								$(47,426,417)

OTC Credit Default Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Credit Rating	Exercise Price		Notional Amount (000)		Value
Description	Rate/Reference	Frequency	Rate/Reference	Frequency
Put
Sold Protection on 5-Year Credit Default Swap	CDX.NA.IG.31.V1	Quarterly	1.00%	Quarterly	Merrill Lynch International & Co.	11/21/18	NR	USD	70	USD	500,000	$(308,220)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund					Notional Amount (000)
	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate			Value
Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	JP Morgan Chase Bank NA	08/19/19	2.95%	USD	672,150	$(4,655,820)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.84%	Semi-Annual	Citibank NA	12/14/18	2.84%	USD	1,000,300	(292,288)
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.45%	Semi-Annual	Morgan Stanley & Co. International plc	01/10/20	2.45%	USD	3,085,890	(1,731,832)
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.45%	Semi-Annual	Morgan Stanley & Co. International plc	01/21/20	2.45%	USD	3,085,890	(1,832,031)
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.45%	Semi-Annual	Morgan Stanley & Co. International plc	01/30/20	2.45%	USD	1,525,485	(929,310)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.45%	Semi-Annual	JP Morgan Chase Bank NA	05/30/19	2.45%	USD	870,815	(367,858)

90

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Paid by the Fund		Received by the Fund					Notional Amount (000)
	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate			Value
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.05%	Semi-Annual	Goldman Sachs International	06/08/20	3.05%	USD	1,035,200	$(2,649,481)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	Goldman Sachs International	06/25/19	2.70%	USD	2,011,850	(2,091,318)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.00%	Semi-Annual	Goldman Sachs International	08/28/19	3.00%	USD	544,030	(1,590,417)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	Barclays Bank plc	11/04/19	1.70%	USD	314,860	(76,354)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	JP Morgan Chase Bank NA	12/16/19	1.70%	USD	214,390	(69,357)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.20%	Semi-Annual	Deutsche Bank AG	02/07/20	2.20%	USD	313,730	(329,746)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.35%	Semi-Annual	Deutsche Bank AG	02/14/20	2.35%	USD	316,460	(447,367)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.35%	Semi-Annual	UBS AG	02/21/20	2.35%	USD	317,300	(457,978)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.88%	Semi-Annual	Deutsche Bank AG	04/14/20	2.88%	USD	522,660	(2,087,034)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.94%	Semi-Annual	Bank of America NA	04/17/20	2.94%	USD	517,360	(2,314,400)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.90%	Semi-Annual	Deutsche Bank AG	05/29/20	2.90%	USD	283,190	(1,268,040)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.62%	Semi-Annual	Citibank NA	10/23/18	2.62%	USD	1,839,235	(4,451)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.74%	Semi-Annual	JP Morgan Chase Bank NA	02/21/19	2.74%	USD	1,179,824	(1,829,388)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	JP Morgan Chase Bank NA	08/21/19	2.70%	USD	679,010	(2,711,131)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.85%	Semi-Annual	Citibank NA	09/18/19	2.85%	USD	674,415	(4,205,369)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.90%	Semi-Annual	Citibank NA	09/19/19	2.90%	USD	674,415	(4,705,818)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	JP Morgan Chase Bank NA	12/07/18	1.70%	USD	224,320	(471)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.14%	Semi-Annual	UBS AG	09/17/19	3.14%	USD	167,940	(3,354,088)

										$(40,001,347)

91

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Paid by the Fund		Received by the Fund
	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
2-Year Interest Rate Swap	0.03%	Annual	6 monthEURIBOR	Semi-Annual	Barclays Bank plc	03/12/19	0.03%	EUR	240,200	$(299,767)
1-Year Interest Rate Swap	3.00%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	04/06/20	3.00%	USD	290,100	(1,101,980)
2-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	05/30/19	3.25%	USD	870,815	(2,098,002)
1-Year Interest Rate Swap	3.05%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	06/08/20	3.05%	USD	1,035,200	(3,822,890)
2-Year Interest Rate Swap	0.14%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	06/14/19	0.14%	EUR	540,390	(867,922)
2-Year Interest Rate Swap	3.30%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	06/25/19	3.30%	USD	3,017,770	(7,007,805)
2-Year Interest Rate Swap	0.40%	Annual	6 month EURIBOR	Semi-Annual	JP Morgan Chase Bank NA	07/08/19	0.40%	EUR	38,215	(21,774)
2-Year Interest Rate Swap	3.00%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	08/28/19	3.00%	USD	544,030	(3,307,403)
2-Year Interest Rate Swap	3.30%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	09/06/19	3.30%	USD	383,940	(1,197,444)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/12/19	3.35%	USD	1,655,410	(4,626,441)
2-Year Interest Rate Swap	2.70%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	11/04/19	2.70%	USD	314,860	(3,399,496)
2-Year Interest Rate Swap	2.70%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	11/06/19	2.70%	USD	1,040,000	(11,213,956)
2-Year Interest Rate Swap	2.70%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	12/16/19	2.70%	USD	214,390	(2,367,039)
2-Year Interest Rate Swap	2.85%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	01/21/20	2.85%	USD	527,700	(4,833,120)
2-Year Interest Rate Swap	3.15%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	3.15%	USD	1,033,250	(5,958,484)
2-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	02/07/20	3.20%	USD	313,730	(1,660,171)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	02/14/20	3.35%	USD	316,460	(1,284,217)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	UBS AG	02/21/20	3.35%	USD	317,300	(1,299,528)
2-Year Interest Rate Swap	2.88%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	04/14/20	2.88%	USD	522,660	(4,817,211)
2-Year Interest Rate Swap	2.94%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	04/17/20	2.94%	USD	517,360	(4,373,467)
2-Year Interest Rate Swap	3.15%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/05/20	3.15%	USD	281,000	(1,790,529)
2-Year Interest Rate Swap	2.90%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/29/20	2.90%	USD	283,190	(2,595,703)

92

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Paid by the Fund		Received by the Fund
	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/29/20	3.35%	USD	398,160	$(1,893,665)
2-Year Interest Rate Swap	3.45%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	06/08/20	3.45%	USD	397,210	(1,623,417)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	06/15/20	3.35%	USD	254,300	(1,240,328)
2-Year Interest Rate Swap	3.50%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/24/20	3.50%	USD	515,320	(2,202,550)
5-Year Interest Rate Swap	3.26%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	11/19/18	3.26%	USD	1,123,710	(886,214)
5-Year Interest Rate Swap	3.18%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	12/27/18	3.18%	USD	1,198,219	(3,874,285)
5-Year Interest Rate Swap	0.60%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	06/25/19	0.60%	EUR	126,042	(997,358)
5-Year Interest Rate Swap	0.78%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	06/26/19	0.78%	EUR	1,487,347	(6,301,884)
5-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/03/22	3.25%	USD	295,110	(6,179,382)
10-Year Interest Rate Swap	3.40%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	12/07/18	3.40%	USD	149,550	(209,328)
10-Year Interest Rate Swap	3.14%	Semi-Annual	3 month LIBOR	Quarterly	UBS AG	09/17/19	3.14%	USD	167,940	(3,714,539)
10-Year Interest Rate Swap	2.15%	Annual	6 month EURIBOR	Semi-Annual	JP Morgan Chase Bank NA	04/19/21	2.15%	EUR	131,500	(1,816,182)
10-Year Interest Rate Swap	2.00%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	05/04/21	2.00%	EUR	79,200	(1,426,313)
10-Year Interest Rate Swap	3.87%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	06/07/21	3.87%	USD	245,920	(3,943,984)

										(106,253,778)

										$(146,255,125)

93

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.21.V1-FIX.V1	1.00%	Quarterly	06/20/19	EUR	9,633	$(83,003)	$(77,687)	$(5,316)
ITRAXX.EUR.23.V1	1.00%	Quarterly	06/20/20	EUR	9,984	(174,785)	(77,008)	(97,777)
ITRAXX.EUR.25.V1	1.00%	Quarterly	06/20/21	EUR	23,005	(555,288)	(134,852)	(420,436)
ITRAXX.FINSR.25.V1	1.00%	Quarterly	06/20/21	EUR	138,370	(2,930,426)	(366,777)	(2,563,649)
ITRAXX.EUR.CROSSOVER.25.V1	5.00%	Quarterly	06/20/21	EUR	29,485	(2,851,106)	(1,378,519)	(1,472,587)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	USD	35,710	(2,922,963)	(2,346,531)	(576,432)
ITRAXX.EUR.CROSSOVER.29.V1	5.00%	Quarterly	06/20/23	EUR	74,494	(8,336,094)	(8,138,552)	(197,542)
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	USD	386,682	(30,809,576)	(25,207,985)	(5,601,591)
ITRAXX.FINSUB.29.V1	1.00%	Quarterly	06/20/23	EUR	14,400	404,593	167,423	237,170
ITRAXX.EUR.30.V1	1.00%	Quarterly	12/20/23	EUR	774,215	(14,907,896)	(14,370,306)	(537,590)
ITRAXX.FINSR.30.V1	1.00%	Quarterly	12/20/23	EUR	445,569	(4,529,493)	(5,173,481)	643,988
ITRAXX.EUR.CROSSOVER.30.V1	5.00%	Quarterly	12/20/23	EUR	169,940	(21,312,665)	(21,588,489)	275,824

						$(89,008,702)	$(78,692,764)	$(10,315,938)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.21.V1-FIX.V1	1.00%	Quarterly	06/20/19	BBB+	EUR	9,633	$83,003	$61,855	$21,148
ITRAXX.EUR.23.V1	1.00%	Quarterly	06/20/20	NR	EUR	9,984	174,785	51,702	123,083
ITRAXX.EUR.25.V1	1.00%	Quarterly	06/20/21	NR	EUR	23,005	555,288	193,374	361,914

94

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.CROSSOVER.25.V1	5.00%	Quarterly	06/20/21	NR	EUR	29,485	$2,851,106	$987,377	$1,863,729
ITRAXX.FINSR.25.V1	1.00%	Quarterly	06/20/21	BBB+	EUR	138,370	2,930,426	(446,256)	3,376,682
ITRAXX.EUR.CROSSOVER.28.V1	5.00%	Quarterly	12/20/22	BB	EUR	33,520	3,865,367	4,208,795	(343,428)
ITRAXX.FINSR.28.V1	1.00%	Quarterly	12/20/22	NR	EUR	172,431	3,405,331	2,290,278	1,115,053
ITRAXX.EUR.29.V1	1.00%	Quarterly	06/20/23	BBB	EUR	7,055	160,792	162,269	(1,477)
ITRAXX.FINSR.29.V1	1.00%	Quarterly	06/20/23	NR	EUR	15,170	243,688	152,517	91,171
CDX.NA.IG.31.V1	1.00%	Quarterly	12/20/23	BBB-	USD	2,159,866	42,401,529	40,668,801	1,732,728

							$56,671,315	$48,330,712	$8,340,603

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK Retail Price Index All Items Monthly	At Termination	3.35%	At Termination	09/15/23	GBP	11,030	$(110,952)	$—	$(110,952)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A	01/28/19	MXN	4,426,959	$720,585	$—	$720,585
6 month LIBOR	Semi-Annual	0.80%	Semi-Annual	N/A	12/20/19	GBP	19,730	(66,901)	—	(66,901)
6 month LIBOR	Semi-Annual	1.14%	Semi-Annual	N/A	04/19/20	GBP	24,470	60,081	—	60,081
6 month LIBOR	Semi-Annual	1.02%	Semi-Annual	N/A	05/10/20	GBP	25,790	(11,420)	—	(11,420)

95

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6 month LIBOR	Semi-Annual	1.13%	Semi-Annual	N/A		09/14/20	GBP	38,600	$(14,849)	$(7,314)	$(7,535)
6 month LIBOR	Semi-Annual	1.13%	Semi-Annual	N/A		09/19/20	GBP	30,730	(69,082)	(15,435)	(53,647)
3 month LIBOR	Quarterly	2.78%	Semi-Annual	02/16/19	(a)	02/16/21	USD	862,615	(5,452,408)	—	(5,452,408)
2.81%	Semi-Annual	3 month LIBOR	Quarterly	02/20/19	(a)	02/20/21	USD	66,620	378,921	—	378,921
28 day MXIBTIIE	Monthly	7.66%	Monthly	N/A		02/22/21	MXN	1,828,000	(559,766)	—	(559,766)
2.88%	Semi-Annual	3 month LIBOR	Quarterly	03/18/19	(a)	03/18/21	USD	590,260	2,666,854	—	2,666,854
3 month LIBOR	Quarterly	2.86%	Semi-Annual	04/06/20	(a)	04/06/21	USD	255,280	(742,071)	—	(742,071)
0.14%	Annual	6 month EURIBOR	Semi-Annual	06/18/19	(a)	06/18/21	EUR	243,185	(162,636)	—	(162,636)
28 day MXIBTIIE	Monthly	8.12%	Monthly	N/A		06/18/21	MXN	659,225	200,215	—	200,215
3.07%	Semi-Annual	3 month LIBOR	Quarterly	06/18/19	(a)	06/18/21	USD	233,130	375,102	—	375,102
28 day MXIBTIIE	Monthly	8.04%	Monthly	N/A		06/21/21	MXN	507,545	100,477	—	100,477
3 month STIBOR	Quarterly	0.41%	Annual	08/10/20	(a)	08/10/21	SEK	1,675,019	(369,807)	—	(369,807)
6 month EURIBOR	Semi-Annual	0.31%	Annual	08/10/20	(a)	08/10/21	EUR	183,719	(115,693)	—	(115,693)
6 month EURIBOR	Semi-Annual	0.24%	Annual	08/20/20	(a)	08/20/21	EUR	202,811	(319,973)	—	(319,973)
1.17%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		08/22/21	GBP	18,999	59,739	—	59,739
3 month BA	Semi-Annual	2.48%	Semi-Annual	N/A		08/22/21	CAD	36,960	(99,077)	—	(99,077)
2.10%	Quarterly	3 month BBR	Quarterly	N/A		08/23/21	AUD	28,008	5,971	—	5,971
0.12%	Annual	6 month CIBOR	Semi-Annual	N/A		08/24/21	DKK	153,995	47,576	—	47,576
3 month STIBOR	Quarterly	0.07%	Annual	N/A		08/24/21	SEK	247,923	(88,724)	—	(88,724)
6 month NIBOR	Semi-Annual	1.56%	Annual	N/A		08/24/21	NOK	258,491	(93,734)	—	(93,734)
3.01%	Semi-Annual	3 month LIBOR	Quarterly	09/03/19	(a)	09/03/21	USD	58,125	180,410	—	180,410
3.00%	Semi-Annual	3 month LIBOR	Quarterly	09/10/19	(a)	09/10/21	USD	132,570	436,317	—	436,317
3.05%	Semi-Annual	3 month LIBOR	Quarterly	09/10/19	(a)	09/10/21	USD	60,030	146,637	—	146,637
3.06%	Semi-Annual	3 month LIBOR	Quarterly	09/10/19	(a)	09/10/21	USD	60,030	133,055	—	133,055
3.07%	Semi-Annual	3 month LIBOR	Quarterly	09/10/19	(a)	09/10/21	USD	119,980	238,784	—	238,784
3.07%	Semi-Annual	3 month LIBOR	Quarterly	09/12/19	(a)	09/12/21	USD	116,290	230,981	—	230,981
3.09%	Semi-Annual	3 month LIBOR	Quarterly	09/13/19	(a)	09/13/21	USD	60,110	92,870	—	92,870
3.09%	Semi-Annual	3 month LIBOR	Quarterly	09/13/19	(a)	09/13/21	USD	60,110	97,969	—	97,969
3.11%	Semi-Annual	3 month LIBOR	Quarterly	09/13/19	(a)	09/13/21	USD	120,170	149,418	—	149,418
3.12%	Semi-Annual	3 month LIBOR	Quarterly	09/13/19	(a)	09/13/21	USD	120,140	117,675	—	117,675
3.13%	Semi-Annual	3 month LIBOR	Quarterly	09/13/19	(a)	09/13/21	USD	120,140	112,013	—	112,013
3 month LIBOR	Quarterly	3.08%	Semi-Annual	09/15/20	(a)	09/15/21	USD	3,155,410	(2,512,180)	149,704	(2,661,884)
3 month LIBOR	Quarterly	3.11%	Semi-Annual	09/15/20	(a)	09/15/21	USD	533,870	(301,049)	—	(301,049)
3.14%	Semi-Annual	3 month LIBOR	Quarterly	09/17/19	(a)	09/17/21	USD	60,175	37,948	—	37,948
3.15%	Semi-Annual	3 month LIBOR	Quarterly	09/17/19	(a)	09/17/21	USD	120,410	55,511	—	55,511
3.15%	Semi-Annual	3 month LIBOR	Quarterly	09/17/19	(a)	09/17/21	USD	60,175	27,742	—	27,742
3.16%	Semi-Annual	3 month LIBOR	Quarterly	09/17/19	(a)	09/17/21	USD	120,390	32,815	—	32,815
3.16%	Semi-Annual	3 month LIBOR	Quarterly	09/19/19	(a)	09/19/21	USD	120,280	26,857	—	26,857

96

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.17%	Semi-Annual	3 month LIBOR	Quarterly	09/19/19	(a)	09/19/21	USD	120,280	$6,460	$—	$6,460
3.16%	Semi-Annual	3 month LIBOR	Quarterly	09/20/19	(a)	09/20/21	USD	120,425	29,592	—	29,592
3.17%	Semi-Annual	3 month LIBOR	Quarterly	09/20/19	(a)	09/20/21	USD	120,425	8,038	—	8,038
3.20%	Semi-Annual	3 month LIBOR	Quarterly	09/23/19	(a)	09/23/21	USD	120,520	(50,585)	—	(50,585)
28 day MXIBTIIE	Monthly	7.86%	Monthly	N/A		09/24/21	MXN	3,812,038	(116,571)	—	(116,571)
28 day MXIBTIIE	Monthly	7.87%	Monthly	N/A		09/24/21	MXN	3,787,962	(61,441)	—	(61,441)
3.21%	Semi-Annual	3 month LIBOR	Quarterly	09/24/19	(a)	09/24/21	USD	60,285	(37,539)	—	(37,539)
3.21%	Semi-Annual	3 month LIBOR	Quarterly	09/24/19	(a)	09/24/21	USD	60,285	(34,701)	—	(34,701)
3.20%	Semi-Annual	3 month LIBOR	Quarterly	09/26/19	(a)	09/26/21	USD	89,200	(44,659)	—	(44,659)
3.23%	Semi-Annual	3 month LIBOR	Quarterly	09/27/19	(a)	09/27/21	USD	60,190	(58,830)	—	(58,830)
3.23%	Semi-Annual	3 month LIBOR	Quarterly	09/27/19	(a)	09/27/21	USD	60,190	(59,397)	—	(59,397)
6 month EURIBOR	Semi-Annual	0.43%	Annual	09/28/20	(a)	09/28/21	EUR	166,459	44,163	—	44,163
3 month LIBOR	Quarterly	2.24%	Semi-Annual	11/01/19	(a)	11/01/21	USD	824,780	(14,522,405)	—	(14,522,405)
2.20%	Semi-Annual	3 month LIBOR	Quarterly	11/08/19	(a)	11/08/21	USD	305,700	5,612,900	—	5,612,900
2.62%	Semi-Annual	3 month LIBOR	Quarterly	01/22/20	(a)	01/22/22	USD	63,000	648,563	—	648,563
2.85%	Semi-Annual	3 month LIBOR	Quarterly	02/07/20	(a)	02/07/22	USD	378,860	2,258,218	—	2,258,218
2.97%	Semi-Annual	3 month LIBOR	Quarterly	03/02/20	(a)	03/02/22	USD	181,700	638,096	—	638,096
2.86%	Semi-Annual	3 month LIBOR	Quarterly	04/06/21	(a)	04/06/22	USD	255,280	663,360	—	663,360
2.85%	Semi-Annual	3 month LIBOR	Quarterly	04/07/20	(a)	04/07/22	USD	106,010	602,450	—	602,450
2.88%	Semi-Annual	3 month LIBOR	Quarterly	04/07/20	(a)	04/07/22	USD	116,340	593,172	—	593,172
3.05%	Semi-Annual	3 month LIBOR	Quarterly	05/11/20	(a)	05/11/22	USD	11,780	23,081	—	23,081
3.20%	Semi-Annual	3 month LIBOR	Quarterly	05/19/20	(a)	05/19/22	USD	118,910	(114,075)	—	(114,075)
2.87%	Semi-Annual	3 month LIBOR	Quarterly	06/02/20	(a)	06/02/22	USD	120,300	620,082	—	620,082
3.08%	Semi-Annual	3 month LIBOR	Quarterly	06/16/20	(a)	06/16/22	USD	59,940	71,191	—	71,191
3.08%	Semi-Annual	3 month LIBOR	Quarterly	06/16/20	(a)	06/16/22	USD	59,940	72,298	—	72,298
3.04%	Semi-Annual	3 month LIBOR	Quarterly	06/23/20	(a)	06/23/22	USD	59,720	114,947	—	114,947
3.05%	Semi-Annual	3 month LIBOR	Quarterly	06/23/20	(a)	06/23/22	USD	59,710	106,669	—	106,669
3 month LIBOR	Quarterly	2.96%	Semi-Annual	07/21/20	(a)	07/19/22	USD	302,140	(995,823)	(1)	(995,822)
3.09%	Semi-Annual	3 month LIBOR	Quarterly	07/28/20	(a)	07/28/22	USD	202,200	214,702	—	214,702
2.93%	Semi-Annual	3 month LIBOR	Quarterly	08/28/20	(a)	08/28/22	USD	79,745	302,698	—	302,698
3.02%	Semi-Annual	3 month LIBOR	Quarterly	09/14/21	(a)	09/14/22	USD	3,155,410	2,741,736	(28,608)	2,770,344
3.06%	Semi-Annual	3 month LIBOR	Quarterly	09/14/21	(a)	09/14/22	USD	533,870	270,950	—	270,950
1.10%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		09/27/22	GBP	11,020	149,403	—	149,403
6 month LIBOR	Semi-Annual	0.11%	Semi-Annual	N/A		10/06/22	JPY	8,313,000	1,230	—	1,230
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	582,388	850,537	—	850,537
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	767,612	1,128,247	—	1,128,247
3 month LIBOR	Quarterly	2.51%	Semi-Annual	N/A		01/26/23	USD	232,639	(5,164,734)	—	(5,164,734)
2.66%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/15/23	USD	702,210	11,349,020	—	11,349,020

97

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1 day Fed Funds	Annual	2.57%	Annual	01/04/19	(a)	02/28/23	USD	730,910	$(5,448,810)	$—	$(5,448,810)
1 day Fed Funds	Annual	2.63%	Annual	01/04/19	(a)	02/28/23	USD	290,490	(1,505,459)	—	(1,505,459)
2.96%	Semi-Annual	3 month LIBOR	Quarterly	01/04/19	(a)	02/28/23	USD	490,000	2,765,653	(216,655)	2,982,308
3 month LIBOR	Quarterly	2.71%	Semi-Annual	N/A		04/03/23	USD	176,100	(1,304,454)	—	(1,304,454)
1.41%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		04/19/23	GBP	4,970	(15,034)	—	(15,034)
2.94%	Semi-Annual	3 month LIBOR	Quarterly	N/A		05/04/23	USD	425,741	(1,419,948)	—	(1,419,948)
1.33%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		05/10/23	GBP	10,490	24,420	—	24,420
3 month LIBOR	Quarterly	2.89%	Semi-Annual	N/A		07/16/23	USD	241,820	(1,594,307)	—	(1,594,307)
6 month LIBOR	Semi-Annual	0.15%	Semi-Annual	N/A		08/09/23	JPY	1,887,000	2,891	—	2,891
1.32%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		08/22/23	GBP	10,697	75,365	—	75,365
2.41%	Semi-Annual	6 month BBR	Semi-Annual	N/A		08/23/23	AUD	17,159	35,589	—	35,589
2.86%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/24/23	USD	13,630	120,569	—	120,569
3 month STIBOR	Quarterly	0.42%	Annual	N/A		08/24/23	SEK	144,552	(121,508)	—	(121,508)
6 month CIBOR	Semi-Annual	0.39%	Annual	N/A		08/24/23	DKK	107,352	(93,834)	—	(93,834)
6 month EURIBOR	Semi-Annual	0.26%	Annual	N/A		08/24/23	EUR	14,445	(82,751)	—	(82,751)
2.92%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/04/23	USD	360,995	2,265,547	—	2,265,547
1.39%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		09/14/23	GBP	14,230	42,925	22,443	20,482
1.42%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		09/19/23	GBP	12,420	15,574	15,433	141
6 month LIBOR	Semi-Annual	0.14%	Semi-Annual	N/A		09/20/23	JPY	3,902,000	(15,107)	—	(15,107)
3.00%	Semi-Annual	3 month LIBOR	Quarterly	10/25/18	(a)	10/25/23	USD	378,910	1,311,248	—	1,311,248
3.11%	Semi-Annual	3 month LIBOR	Quarterly	11/21/18	(a)	11/21/23	USD	652,020	(789,081)	—	(789,081)
2.94%	Semi-Annual	3 month LIBOR	Quarterly	12/31/18	(a)	12/31/23	USD	335,365	2,501,638	—	2,501,638
3 month LIBOR	Quarterly	2.86%	Semi-Annual	02/15/19	(a)	02/15/24	USD	60,400	(695,514)	—	(695,514)
3 month LIBOR	Quarterly	2.94%	Semi-Annual	02/25/19	(a)	02/25/24	USD	1,154,413	(9,134,882)	—	(9,134,882)
6 month LIBOR	Semi-Annual	0.17%	Semi-Annual	03/20/19	(a)	03/20/24	JPY	24,846,000	(190,445)	—	(190,445)
6 month WIBOR	Semi-Annual	2.61%	Annual	03/20/19	(a)	03/20/24	PLN	126,900	(81,008)	—	(81,008)
6 month WIBOR	Semi-Annual	2.61%	Annual	03/20/19	(a)	03/20/24	PLN	65,110	(36,673)	—	(36,673)
0.54%	Annual	6 month EURIBOR	Semi-Annual	06/28/19	(a)	06/28/24	EUR	409,559	1,632,089	—	1,632,089
2.92%	Semi-Annual	3 month LIBOR	Quarterly	07/19/22	(a)	07/19/24	USD	635,200	1,950,528	—	1,950,528
3 month LIBOR	Quarterly	2.95%	Semi-Annual	08/21/19	(a)	08/21/24	USD	477,230	(3,930,796)	—	(3,930,796)
3 month LIBOR	Quarterly	2.94%	Semi-Annual	08/23/19	(a)	08/23/24	USD	479,750	(4,168,922)	—	(4,168,922)
3 month LIBOR	Quarterly	3.11%	Semi-Annual	09/20/19	(a)	09/20/24	USD	472,091	(459,793)	—	(459,793)
3 month LIBOR	Quarterly	3.15%	Semi-Annual	09/23/19	(a)	09/23/24	USD	472,091	392,029	—	392,029
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/25	MXN	604,966	(2,918,015)	—	(2,918,015)
2.97%	Semi-Annual	3 month LIBOR	Quarterly	12/31/18	(a)	07/31/25	USD	1,250,000	10,033,537	(1,428,557)	11,462,094
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	19,850	(1,179,674)	1,411,109	(2,590,783)
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/11/25	USD	15,182	770,949	(1,247,842)	2,018,791
3 month LIBOR	Quarterly	2.98%	Semi-Annual	07/19/24	(a)	07/19/26	USD	334,760	(931,306)	—	(931,306)

98

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.91%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/23/26	USD	20,079	$234,542	$—	$234,542
28 day MXIBTIIE	Monthly	7.49%	Monthly	N/A		04/14/27	MXN	1,412,000	(3,138,571)	—	(3,138,571)
0.29%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		10/06/27	JPY	3,811,000	66,661	—	66,661
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/06/28	USD	164,750	3,309,392	—	3,309,392
7.66%	Quarterly	3 month JIBAR	Quarterly	N/A		03/06/28	ZAR	551,075	2,050,231	—	2,050,231
2.94%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/14/28	USD	5,360	72,722	—	72,722
2.89%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/19/28	USD	2,430	43,023	—	43,023
3 month LIBOR	Quarterly	3.00%	Semi-Annual	N/A		04/27/28	USD	163,692	(75,854)	—	(75,854)
2.91%	Semi-Annual	3 month LIBOR	Quarterly	12/31/18	(a)	05/15/28	USD	273,240	4,732,306	(4,743)	4,737,049
3.04%	Semi-Annual	3 month LIBOR	Quarterly	12/31/18	(a)	05/15/28	USD	139,045	932,088	—	932,088
3.07%	Semi-Annual	3 month LIBOR	Quarterly	12/31/18	(a)	05/15/28	USD	138,990	605,054	—	605,054
3.12%	Semi-Annual	3 month LIBOR	Quarterly	12/31/18	(a)	05/15/28	USD	208,650	142,189	—	142,189
8.20%	Monthly	28 day MXIBTIIE	Monthly	N/A		06/09/28	MXN	250,855	19,532	—	19,532
8.15%	Monthly	28 day MXIBTIIE	Monthly	N/A		06/12/28	MXN	192,515	46,875	—	46,875
7.93%	Quarterly	3 month JIBAR	Quarterly	N/A		06/20/28	ZAR	478,985	1,267,297	—	1,267,297
7.94%	Quarterly	3 month JIBAR	Quarterly	N/A		06/20/28	ZAR	688,878	1,773,746	—	1,773,746
7.94%	Quarterly	3 month JIBAR	Quarterly	N/A		06/20/28	ZAR	478,987	1,244,641	—	1,244,641
2.94%	Semi-Annual	3 month LIBOR	Quarterly	N/A		07/16/28	USD	108,660	1,475,400	—	1,475,400
6 month LIBOR	Semi-Annual	0.36%	Semi-Annual	N/A		07/31/28	JPY	3,050,000	14,879	—	14,879
0.38%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		08/09/28	JPY	938,000	(20,055)	—	(20,055)
1.53%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		08/22/28	GBP	5,250	77,152	—	77,152
2.63%	Semi-Annual	3 month BA	Semi-Annual	N/A		08/22/28	CAD	9,029	109,315	—	109,315
2.93%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/24/28	USD	7,067	106,466	—	106,466
2.93%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/24/28	USD	22,270	339,381	—	339,381
3 month STIBOR	Quarterly	1.11%	Annual	N/A		08/24/28	SEK	73,273	(99,036)	—	(99,036)
6 month CIBOR	Semi-Annual	0.99%	Annual	N/A		08/24/28	DKK	52,422	(84,197)	—	(84,197)
6 month EURIBOR	Semi-Annual	0.87%	Annual	N/A		08/24/28	EUR	7,066	(79,086)	—	(79,086)
3 month LIBOR	Quarterly	3.08%	Semi-Annual	N/A		09/04/28	USD	190,330	(425,440)	—	(425,440)
3 month LIBOR	Quarterly	3.06%	Semi-Annual	N/A		09/05/28	USD	184,702	(737,641)	—	(737,641)
3 month LIBOR	Quarterly	3.10%	Semi-Annual	N/A		09/06/28	USD	194,828	(189,618)	—	(189,618)
3 month LIBOR	Quarterly	3.10%	Semi-Annual	N/A		09/06/28	USD	194,810	(104,860)	—	(104,860)
1.55%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		09/10/28	GBP	6,450	82,684	7,955	74,729
3.07%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/13/28	USD	12,060	41,516	—	41,516
1.64%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		09/19/28	GBP	6,400	6,093	18,611	(12,518)
0.35%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		09/20/28	JPY	1,895,000	23,489	—	23,489
3 month LIBOR	Quarterly	3.15%	Semi-Annual	10/01/18	(a)	10/01/28	USD	32,230	101,717	—	101,717
3.04%	Semi-Annual	3 month LIBOR	Quarterly	02/16/19	(a)	02/16/29	USD	190,900	1,742,363	—	1,742,363
1.37%	Annual	6 month EURIBOR	Semi-Annual	02/20/19	(a)	02/20/29	EUR	76,370	(2,545,603)	—	(2,545,603)

99

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.38%	Annual	6 month EURIBOR	Semi-Annual	02/22/19	(a)	02/22/29	EUR	4,150	$(142,437)	$—	$(142,437)
0.39%	Semi-Annual	6 month LIBOR	Semi-Annual	03/20/19	(a)	03/20/29	JPY	12,458,000	250,278	—	250,278
0.40%	Semi-Annual	6 month LIBOR	Semi-Annual	03/20/19	(a)	03/20/29	JPY	912,000	10,798	—	10,798
3 month STIBOR	Quarterly	1.37%	Annual	03/20/19	(a)	03/20/29	SEK	222,640	(42,366)	—	(42,366)
3.04%	Annual	6 month WIBOR	Semi-Annual	03/20/19	(a)	03/20/29	PLN	842,280	1,110,303	—	1,110,303
8.85%	Quarterly	3 month JIBAR	Quarterly	03/20/19	(a)	03/20/29	ZAR	317,520	(302,932)	—	(302,932)
0.69%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		06/18/38	JPY	9,339,000	1,042,083	—	1,042,083
0.70%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		06/18/38	JPY	9,480,500	939,011	—	939,011
0.70%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		06/18/38	JPY	9,480,500	1,003,990	—	1,003,990
6 month EURIBOR	Semi-Annual	1.58%	Annual	N/A		07/04/42	EUR	3,390	76,780	—	76,780
3.01%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/15/43	USD	6,370	150,512	—	150,512
3.19%	Semi-Annual	3 month LIBOR	Quarterly	12/31/18	(a)	02/15/44	USD	31,815	816	—	816
6 month EURIBOR	Semi-Annual	1.52%	Annual	N/A		07/04/44	EUR	6,310	(13,700)	10,132	(23,832)
6 month EURIBOR	Semi-Annual	1.57%	Annual	N/A		07/04/44	EUR	2,930	35,398	—	35,398
0.91%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		07/12/47	JPY	25,750	2,140	—	2,140
0.92%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		07/12/47	JPY	546,750	37,870	—	37,870
6 month EURIBOR	Semi-Annual	1.92%	Annual	01/20/28	(a)	01/20/48	EUR	5,940	22,881	—	22,881
0.95%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		02/22/48	JPY	372,500	10,596	—	10,596
2.92%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/28/48	USD	145,000	5,852,064	—	5,852,064
2.96%	Semi-Annual	3 month LIBOR	Quarterly	N/A		04/27/48	USD	502,360	12,389,047	—	12,389,047
3 month LIBOR	Quarterly	3.12%	Semi-Annual	N/A		04/27/48	USD	102,670	823,871	—	823,871
3 month LIBOR	Quarterly	3.18%	Semi-Annual	N/A		05/18/48	USD	102,380	1,950,972	—	1,950,972
3.17%	Semi-Annual	3 month LIBOR	Quarterly	N/A		05/18/48	USD	409,530	(7,386,443)	—	(7,386,443)
2.96%	Semi-Annual	3 month LIBOR	Quarterly	N/A		07/13/48	USD	166,332	5,292,417	—	5,292,417
3 month LIBOR	Quarterly	3.01%	Semi-Annual	N/A		07/13/48	USD	363,876	(7,882,901)	—	(7,882,901)
1.61%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		08/22/48	GBP	1,921	79,125	—	79,125
2.92%	Semi-Annual	6 month BBR	Semi-Annual	N/A		08/23/48	AUD	3,810	68,019	—	68,019
2.97%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/24/48	USD	2,920	88,210	—	88,210
3 month STIBOR	Quarterly	1.70%	Annual	N/A		08/24/48	SEK	28,875	(81,029)	7,185	(88,214)
6 month CIBOR	Semi-Annual	1.54%	Annual	N/A		08/24/48	DKK	19,759	(60,353)	—	(60,353)
6 month EURIBOR	Semi-Annual	1.45%	Annual	N/A		08/24/48	EUR	2,669	(58,051)	—	(58,051)
6 month LIBOR	Semi-Annual	1.65%	Semi-Annual	N/A		09/10/48	GBP	2,360	(74,745)	(7,902)	(66,843)
6 month LIBOR	Semi-Annual	1.74%	Semi-Annual	N/A		09/19/48	GBP	2,510	(3,213)	(14,619)	11,406
3.18%	Semi-Annual	3 month LIBOR	Quarterly	10/01/18	(a)	10/01/48	USD	102,180	(1,159,008)	—	(1,159,008)
3 month LIBOR	Quarterly	3.08%	Semi-Annual	02/20/23	(a)	02/20/53	USD	12,220	(78,031)	—	(78,031)

									$18,550,191	$(1,329,104)	$19,879,295

(a)	Forward Swap.

100

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
JFE Holdings, Inc.	1.00%	Quarterly	Goldman Sachs International	03/20/19	JPY	1,000,000	$(41,100)	$(3,976)	$(37,124)
Kawasaki Kisen Kaisha Ltd.	1.00%	Quarterly	Goldman Sachs International	03/20/19	JPY	223,000	(5,866)	9,961	(15,827)
Kawasaki Kisen Kaisha Ltd.	1.00%	Quarterly	Goldman Sachs International	03/20/19	JPY	277,000	(7,286)	11,178	(18,464)
Autostrade per l’Italia SpA	1.00%	Quarterly	Goldman Sachs International	06/20/19	EUR	280	2,563	4,541	(1,978)
Nippon Yusen Kabushiki Kaisha	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/19	JPY	500,000	(27,836)	(13,037)	(14,799)
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/20	USD	5,480	(390,529)	(393,733)	3,204
HCA, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	2,550	(210,643)	(203,441)	(7,202)
HCA, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	8,510	(702,970)	(675,847)	(27,123)
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	61,427	(543,698)	237,727	(781,425)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	61,427	(593,857)	361,531	(955,388)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	10,000	(171,972)	(2,105)	(169,867)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	12,048	(207,187)	(25,216)	(181,971)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	7,952	(136,757)	(18,316)	(118,441)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/20	USD	4,925	(21,676)	255,947	(277,623)
Commonwealth Bank of Australia (The)	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	11,500	(194,266)	(19,234)	(175,032)
Commonwealth Bank of Australia (The)	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	10,000	(168,927)	(12,610)	(156,317)
ITOCHU Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	320,235	(55,391)	(10,411)	(44,980)
ITOCHU Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(50,724)	(8,603)	(42,121)
ITOCHU Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(50,724)	(9,113)	(41,611)

101

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITOCHU Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	$(50,724)	$(6,658)	$(44,066)
Mitsubishi Corp.	1.00%	Quarterly	Barclays Bank plc	12/20/20	JPY	475,732	(87,703)	(33,005)	(54,698)
Mitsubishi Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(54,062)	(17,832)	(36,230)
Mitsui & Co., Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	586,510	(104,318)	(14,154)	(90,164)
Mitsui & Co., Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(52,158)	(5,102)	(47,056)
National Australia Bank Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	10,000	(162,989)	(6,312)	(156,677)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	8,220	(168,716)	85,895	(254,611)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	4,650	(95,442)	50,834	(146,276)
Standard Chartered Bank	1.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	6,050	(124,176)	28,489	(152,665)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	2,410	(49,466)	26,861	(76,327)
Sumitomo Corp.	1.00%	Quarterly	Barclays Bank plc	12/20/20	JPY	249,377	(44,198)	5,106	(49,304)
Sumitomo Corp.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	JPY	253,165	(44,869)	8,859	(53,728)
Westpac Banking Corp.	1.00%	Quarterly	Citibank NA	12/20/20	USD	10,000	(173,725)	(14,716)	(159,009)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Bank of America NA	06/20/21	JPY	1,230,769	(235,521)	(58,177)	(177,344)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Bank of America NA	06/20/21	JPY	769,231	(147,201)	(38,514)	(108,687)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Barclays Bank plc	06/20/21	JPY	461,538	(88,320)	(23,595)	(64,725)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	JPY	384,615	(73,600)	(24,653)	(48,947)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	JPY	384,615	(73,600)	(20,335)	(53,265)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	JPY	769,231	(147,201)	(40,670)	(106,531)
Stena AB	5.00%	Quarterly	Goldman Sachs International	06/20/21	EUR	870	(62,970)	(37,942)	(25,028)
Constellium NV	5.00%	Quarterly	Citibank NA	12/20/21	EUR	2,400	(354,020)	(285,885)	(68,135)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/21	EUR	1,770	(261,090)	(222,107)	(38,983)
Ally Financial, Inc.	5.00%	Quarterly	Credit Suisse International	06/20/22	USD	4,940	(723,935)	(415,849)	(308,086)
CBS Corp.	1.00%	Quarterly	Credit Suisse International	12/20/22	USD	7,820	(146,106)	(73,372)	(72,734)
CenturyLink, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	2,930	125,270	405,573	(280,303)

102

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	500	$9,311	$(26,484)	$35,795
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	EUR	730	13,595	(40,097)	53,692
Rite Aid Corp.	5.00%	Quarterly	Citibank NA	12/20/22	USD	4,900	523,100	521,810	1,290
Staples, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	4,920	(153,171)	140,478	(293,649)
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	700	(150,831)	(129,851)	(20,980)
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	Citibank NA	06/20/23	EUR	2,850	131,651	164,269	(32,618)
Cable & Wireless Ltd.	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	1,500	(290,634)	(264,150)	(26,484)
CMA CGM SA	5.00%	Quarterly	Citibank NA	06/20/23	EUR	1,150	51,090	86,162	(35,072)
CMA CGM SA	5.00%	Quarterly	Citibank NA	06/20/23	EUR	500	22,213	1,353	20,860
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,400	62,197	112,689	(50,492)
Iceland Bondco plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	430	(33,652)	(25,816)	(7,836)
Iceland Bondco plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	1,500	(117,392)	(82,525)	(34,867)
Iceland Bondco plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	600	(46,957)	(38,169)	(8,788)
INTESA SANPAOLO SPA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	1,700	182,651	177,899	4,752
INTESA SANPAOLO SPA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	2,452	263,447	255,425	8,022
INTESA SANPAOLO SPA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	1,700	182,651	178,709	3,942
INTESA SANPAOLO SPA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	2,900	311,581	308,975	2,606
Kohl’s Corp.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	23,100	3,301	215,296	(211,995)
Kroger Co. (The)	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	23,100	(271,699)	(299,685)	27,986
Macy’s, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	23,100	312,174	578,470	(266,296)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Citibank NA	06/20/23	EUR	600	(121,852)	(114,798)	(7,054)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	600	(121,852)	(91,181)	(30,671)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	840	(170,592)	(127,653)	(42,939)

103

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nordstrom, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	23,100	$44,029	$512,386	$(468,357)
Novafives SAS	5.00%	Quarterly	Citibank NA	06/20/23	EUR	600	(32,834)	(27,148)	(5,686)
Novafives SAS	5.00%	Quarterly	Citibank NA	06/20/23	EUR	500	(27,362)	(32,279)	4,917
Novafives SAS	5.00%	Quarterly	Citibank NA	06/20/23	EUR	500	(27,362)	(32,335)	4,973
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	500	(114,587)	(118,440)	3,853
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	BNP Paribas SA	06/20/23	EUR	800	(183,339)	(179,013)	(4,326)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	4,000	(916,694)	(837,366)	(79,328)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	800	(183,339)	(176,445)	(6,894)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	800	(183,339)	(166,465)	(16,874)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	800	(183,339)	(169,340)	(13,999)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	500	(114,587)	(112,359)	(2,228)
Standard Chartered plc	1.00%	Quarterly	Citibank NA	06/20/23	EUR	2,800	103,850	126,165	(22,315)
Unitymedia GmbH	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	740	(173,288)	(169,754)	(3,534)
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	2,870	(672,075)	(687,118)	15,043
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	2,360	(552,647)	(536,487)	(16,160)
Unitymedia GmbH	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	2,100	(491,763)	(477,069)	(14,694)
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/23	EUR	830	(167,499)	(145,546)	(21,953)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,400	(282,528)	(241,280)	(41,248)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	900	(181,625)	(167,781)	(13,844)
UPC Holding BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	600	(121,084)	(109,363)	(11,721)
UPC Holding BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	550	(110,993)	(95,322)	(15,671)
Altice Luxembourg SA	5.00%	Quarterly	Citibank NA	12/20/23	EUR	3,380	242,924	351,494	(108,570)
Anglo American Capital plc	5.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	4,390	(918,542)	(850,555)	(67,987)
Anheuser-Busch InBev SA	1.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	2,440	(54,307)	(41,752)	(12,555)
Anheuser-Busch InBev SA	1.00%	Quarterly	Citibank NA	12/20/23	EUR	2,870	(63,878)	(50,426)	(13,452)
Anheuser-Busch InBev SA	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	EUR	3,290	(73,226)	(58,798)	(14,428)

104

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ArcelorMittal	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	1,400	$(296,326)	$(276,499)	$(19,827)
Barclays plc	1.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	15,250	134,496	62,816	71,680
Bayer AG	1.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	7,055	(128,204)	(141,686)	13,482
BMW Finance NV	1.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	11,370	(219,630)	(266,281)	46,651
British Telecommunications plc	1.00%	Quarterly	Citibank NA	12/20/23	EUR	3,000	(47,528)	(33,660)	(13,868)
British Telecommunications plc	1.00%	Quarterly	Citibank NA	12/20/23	EUR	6,000	(95,056)	(67,321)	(27,735)
British Telecommunications plc	1.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	3,160	(50,062)	(37,338)	(12,724)
Centrica plc	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	EUR	3,000	(34,819)	(30,565)	(4,254)
Daimler AG	1.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	10,399	(61,541)	(102,027)	40,486
Daimler AG	1.00%	Quarterly	Citibank NA	12/20/23	EUR	971	(5,747)	(9,527)	3,780
Deutsche Lufthansa AG	1.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	6,750	(77,721)	(65,013)	(12,708)
Enel SpA	1.00%	Quarterly	Bank of America NA	12/20/23	EUR	10,090	(44,395)	(1,489)	(42,906)
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	55,170	3,862,193	4,915,760	(1,053,567)
Federative Republic of Brazil	1.00%	Quarterly	HSBC Bank plc	12/20/23	USD	160,143	11,210,859	14,307,255	(3,096,396)
International Game Technology plc	5.00%	Quarterly	Bank of America NA	12/20/23	EUR	1,400	(221,076)	(225,012)	3,936
International Game Technology plc	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	EUR	1,400	(221,076)	(221,439)	363
Intesa Sanpaolo SpA	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	EUR	4,430	127,437	141,594	(14,157)
ITV plc	5.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	2,920	(637,522)	(677,029)	39,507
ITV plc	5.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	2,920	(637,522)	(656,869)	19,347
Kingdom of Bahrain	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	USD	8,575	823,564	999,042	(175,478)
LANXESS AG	1.00%	Quarterly	Bank of America NA	12/20/23	EUR	6,828	(142,378)	(141,179)	(1,199)
Lloyds Banking Group plc	1.00%	Quarterly	Bank of America NA	12/20/23	EUR	15,400	32,371	(37,211)	69,582
Marks and Spencer plc	1.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	5,914	147,473	166,890	(19,417)
Marks and Spencer plc	1.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	1,990	49,623	67,818	(18,195)
Marks and Spencer plc	1.00%	Quarterly	Citibank NA	12/20/23	EUR	3,420	85,282	122,905	(37,623)
Next plc	1.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	8,600	(8,123)	80,077	(88,200)
Next plc	1.00%	Quarterly	Citibank NA	12/20/23	EUR	3,420	(3,231)	36,804	(40,035)

105

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Next plc	1.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	1,990	$(1,880)	$19,581	$(21,461)
OI European Group BV	5.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	1,300	(273,784)	(271,052)	(2,732)
People’s Republic of China	1.00%	Quarterly	Citibank NA	12/20/23	USD	10,360	(217,035)	(190,454)	(26,581)
Peugeot SA	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	6,640	(1,472,710)	(1,476,662)	3,952
Republic of Argentina	5.00%	Quarterly	Citibank NA	12/20/23	USD	4,773	59,938	269,515	(209,577)
Republic of Argentina	5.00%	Quarterly	HSBC Bank plc	12/20/23	USD	22,680	284,812	1,296,670	(1,011,858)
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	11,000	46,364	88,296	(41,932)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/23	USD	29,192	1,338,554	1,759,560	(421,006)
Republic of the Philippines	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	106,000	(1,157,966)	(523,562)	(634,404)
Rio Tinto Ltd.	1.00%	Quarterly	Citibank NA	12/20/23	USD	11,800	(216,339)	(204,863)	(11,476)
SoftBank Group Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/23	JPY	912,620	350,900	437,690	(86,790)
Solvay SA	1.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	5,800	(159,523)	(137,605)	(21,918)
Stena AB	5.00%	Quarterly	Citibank NA	12/20/23	EUR	2,770	31,864	90,749	(58,885)
Stena AB	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	3,330	38,305	105,211	(66,906)
Telefonica Emisiones SAU	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	EUR	4,200	(7,105)	(10,012)	2,907
UniCredit SpA	1.00%	Quarterly	Citibank NA	12/20/23	EUR	4,016	497,852	503,817	(5,965)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	20,390	110,752	205,475	(94,723)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	32,900	178,704	331,542	(152,838)
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	70,116	380,850	677,440	(296,590)
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	113,100	614,328	1,092,738	(478,410)
Valeo SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	5,050	9,418	(2,978)	12,396
Volkswagen International Finance NV	1.00%	Quarterly	Citibank NA	12/20/23	EUR	1,400	2,505	(1,656)	4,161
CMBX.NA.7.AA	1.50%	Monthly	Goldman Sachs International	01/17/47	USD	2,292	(30,639)	148,441	(179,080)
CMBX.NA.9.A	2.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	4,790	5,078	89,221	(84,143)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	13,062	13,847	205,459	(191,612)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	2,716	2,879	46,566	(43,687)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	4,790	5,078	83,361	(78,283)

106

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs International	09/17/58	USD	2,470	$2,618	$45,847	$(43,229)
CMBX.NA.9.A	2.00%	Monthly	JP Morgan Securities LLC	09/17/58	USD	2,050	2,173	271,860	(269,687)
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	09/17/58	USD	12,070	(93,976)	143,607	(237,583)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	9,670	(75,290)	116,588	(191,878)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	7,000	(54,502)	99,789	(154,291)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	6,760	(52,633)	80,430	(133,063)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	8,150	(63,456)	96,970	(160,426)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	7,820	(60,886)	100,308	(161,194)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	19,440	(194,181)	(21)	(194,160)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	12,210	(121,963)	(1,760)	(120,203)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	16,950	(169,310)	(12,537)	(156,773)
CMBX.NA.6.BBB-	3.00%	Monthly	JP Morgan Securities LLC	05/11/63	USD	2,440	287,142	233,009	54,133

							$1,553,334	$19,484,106	$(17,930,772)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Grohe Holding GmbH	5.00%	Quarterly	Citibank NA	12/20/18	NR	EUR	2,473	$36,130	$33,228	$2,902
Grohe Holding GmbH	5.00%	Quarterly	Credit Suisse International	12/20/18	NR	EUR	4,907	71,687	65,927	5,760
SAS AB	5.00%	Quarterly	Goldman Sachs International	06/20/19	NR	EUR	1,900	69,803	8,776	61,027
SAS AB	5.00%	Quarterly	Goldman Sachs International	06/20/19	NR	EUR	3,400	124,911	(54,106)	179,017
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	61,427	543,698	(267,834)	811,532
People’s Republic of China	1.00%	Quarterly	Barclays Bank plc	09/20/20	A+	USD	10,000	157,728	(31,340)	189,068
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	09/20/20	A+	USD	10,000	157,728	(33,171)	190,899

107

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	09/20/20	BBB+	USD	61,427	$593,857	$(321,740)	$915,597
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	NR	USD	20,000	320,224	(247,095)	567,319
Rallye SA	5.00%	Quarterly	Citibank NA	06/20/21	NR	EUR	600	(191,267)	(120,750)	(70,517)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BB	EUR	900	(137,929)	(33,372)	(104,557)
Commerzbank AG	1.00%	Quarterly	Goldman Sachs International	12/20/22	NR	EUR	2,500	(57,861)	(74,901)	17,040
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	550	100,721	101,377	(656)
Intrum AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	1,020	57,932	144,240	(86,308)
Intrum AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	1,000	56,796	154,897	(98,101)
Intrum AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	BB+	EUR	2,680	152,214	418,199	(265,985)
ITRAXX.FINSR.28.V1	1.00%	Quarterly	Citibank NA	12/20/22	NR	EUR	26,400	562,046	643,380	(81,334)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	80	(3,143)	(1,415)	(1,728)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	810	(31,820)	(14,326)	(17,494)
Wind Acquisition Finance SA	5.00%	Quarterly	Credit Suisse International	12/20/22	NR	EUR	1,340	277,083	242,444	34,639
Wind Acquisition Finance SA	5.00%	Quarterly	Goldman Sachs International	12/20/22	NR	EUR	725	149,914	128,336	21,578
Wind Acquisition Finance SA	5.00%	Quarterly	Goldman Sachs International	12/20/22	NR	EUR	1,300	268,812	230,120	38,692
ADLER Real Estate AG	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	2,630	468,952	518,392	(49,440)
Altice France SA	5.00%	Quarterly	Barclays Bank plc	06/20/23	B	EUR	2,840	290,071	238,373	51,698
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR	EUR	5,400	101,450	68,200	33,250
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	5,700	107,087	70,544	36,543
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	NR	EUR	2,210	(102,088)	(70,876)	(31,212)
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/23	B-	USD	5,480	210,286	419,294	(209,008)
Beazer Homes USA, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	1,674	64,239	73,099	(8,860)
Beazer Homes USA, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	2,790	107,065	119,277	(12,212)
Boparan Finance plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	CCC+	EUR	930	(18,012)	(82,695)	64,683
Boparan Finance plc	5.00%	Quarterly	Citibank NA	06/20/23	CCC+	EUR	1,450	(28,083)	(105,226)	77,143

108

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/23	CCC+	EUR	1,450	$28,083)	$(120,275)	$92,192
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB	EUR	688	(118,850)	(101,470)	(17,380)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB	EUR	2,210	(382,015)	(220,271)	(161,744)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB	EUR	31	(5,329)	(4,551)	(778)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	548	(94,643)	(68,408)	(26,235)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	92	(15,849)	(11,119)	(4,730)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	800	(138,286)	(98,862)	(39,424)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	1,292	(223,414)	(156,741)	(66,673)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	78	(13,536)	(9,784)	(3,752)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	141	(24,444)	(17,668)	(6,776)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	20	(3,457)	(1,924)	(1,533)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	240	(41,485)	(23,086)	(18,399)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	1,050	(181,500)	(101,001)	(80,499)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	230	(39,757)	(22,124)	(17,633)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	1,070	(184,957)	(102,925)	(82,032)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	20	(3,457)	(1,924)	(1,533)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	1,150	(198,785)	(162,203)	(36,582)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	1,180	(203,971)	(174,029)	(29,942)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	800	(138,286)	(112,601)	(25,685)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	2,600	(449,428)	(350,704)	(98,724)

109

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	699	$(120,756)	$(97,232)	$(23,524)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	69	(11,956)	(9,627)	(2,329)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	844	(145,864)	(117,448)	(28,416)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	254	(43,861)	(34,091)	(9,770)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	1,051	(181,713)	(141,232)	(40,481)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	31	(5,326)	(4,140)	(1,186)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	969	(167,427)	(117,463)	(49,964)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	1,400	(242,000)	(176,757)	(65,243)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	20	(3,457)	(1,942)	(1,515)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	240	(41,485)	(23,310)	(18,175)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	1,090	(188,415)	(105,867)	(82,548)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	1,052	(181,889)	(141,369)	(40,520)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	12	(2,132)	(1,551)	(581)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	31	(5,331)	(4,144)	(1,187)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	250	(43,214)	(23,814)	(19,400)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	1,110	(191,871)	(105,736)	(86,135)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	20	(3,457)	(1,905)	(1,552)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	631	(109,134)	(79,396)	(29,738)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	840	(145,200)	(109,915)	(35,285)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	254	(43,904)	(34,123)	(9,781)

110

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	152	$(26,343)	$(19,165)	$(7,178)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	1,420	(245,457)	(268,983)	23,526
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	102	(17,562)	(12,776)	(4,786)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	19	(3,199)	(2,327)	(872)
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	421	(72,756)	(52,931)	(19,825)
Casino Guichard Perrachon SA	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB	EUR	2,540	(439,057)	(356,231)	(82,826)
Commerzbank AG	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	2,210	(78,641)	(88,273)	9,632
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Barclays Bank plc	06/20/23	BB+	EUR	1,000	191,571	165,228	26,343
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	2,210	423,373	410,954	12,419
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	1,000	18,379	12,990	5,389
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	900	16,542	(2,513)	19,055
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	B-	EUR	1,470	27,018	(13,432)	40,450
Hema Bondco I BV	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B-	EUR	1,200	(51,724)	47,483	(99,207)
Intesa Sanpaolo SpA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	1,890	(41,611)	(86,571)	44,960
Intesa Sanpaolo SpA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	140	(3,082)	(6,413)	3,331
Intrum AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	923	42,960	44,142	(1,182)
Intrum AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	668	31,098	31,954	(856)
Intrum AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	62	2,885	2,965	(80)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	100	4,652	10,104	(5,452)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	900	41,871	90,935	(49,064)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	194	9,039	21,943	(12,904)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	18	851	2,065	(1,214)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	50	2,327	4,781	(2,454)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	530	24,657	50,676	(26,019)
Intrum AB	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	EUR	1,160	53,967	55,609	(1,642)
Intrum AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	1,100	51,175	121,284	(70,109)

111

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Intrum AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	717	$33,377	$81,061	$(47,684)
Intrum Justitia AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	746	34,712	35,552	(840)
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	800	37,219	34,107	3,112
TDC A/S	1.00%	Quarterly	Barclays Bank plc	06/20/23	B+	EUR	200	(6,639)	(18,316)	11,677
TDC A/S	1.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	700	(23,236)	(62,635)	39,399
Tesco plc	1.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	2,800	15,010	(13,621)	28,631
Thomas Cook Group plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	B+	EUR	560	61,781	75,411	(13,630)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	B+	EUR	35	3,869	4,517	(648)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	B+	EUR	2,360	260,363	303,991	(43,628)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	B+	EUR	2,330	257,054	289,807	(32,753)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	B+	EUR	351	38,685	45,167	(6,482)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	649	71,638	81,745	(10,107)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	1,840	202,994	229,857	(26,863)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	170	18,755	21,237	(2,482)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	710	78,329	86,731	(8,402)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	840	92,671	107,391	(14,720)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	800	88,259	103,222	(14,963)
UniCredit SpA	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	NR	EUR	2,210	(228,313)	(163,657)	(64,656)
Virgin Media Finance plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	580	104,448	88,566	15,882
Virgin Media Finance plc	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B	EUR	1,500	270,124	234,824	35,300
Wind Acquisition Finance SA	5.00%	Quarterly	Barclays Bank plc	06/20/23	NR	EUR	600	133,579	128,542	5,037
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	BB	EUR	110	(21,193)	(18,135)	(3,058)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	BB	EUR	2,280	(439,270)	(375,889)	(63,381)

112

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	B-	EUR	420	$(531)	$(3,076)	$2,545
Constellium NV	5.00%	Quarterly	Citibank NA	12/20/24	B-	EUR	2,400	404,582	279,951	124,631
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/24	B-	EUR	1,770	298,380	264,875	33,505
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/24	B-	EUR	1,320	222,521	144,740	77,781
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/25	B	EUR	2,830	537,634	502,050	35,584
CMBX.NA.7.AA	1.50%	Monthly	Credit Suisse International	01/17/47	NR	USD	2,292	30,640	(174,199)	204,839
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	02/17/51	NR	USD	1,925	(142)	(2,948)	2,806
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	4,880	(36,943)	(265,386)	228,443
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International plc	10/17/57	NR	USD	150	(1,136)	(17,391)	16,255
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International plc	10/17/57	NR	USD	1,510	(11,431)	(123,533)	112,102
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	636	(37,852)	(63,822)	25,970
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	3,240	(192,832)	(350,073)	157,241
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	11,700	(696,338)	(1,019,559)	323,221
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	1,100	(65,468)	(132,284)	66,816
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	3,850	(229,136)	(410,544)	181,408
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	3,397	(202,176)	(365,264)	163,088
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	7,630	(454,107)	(876,745)	422,638
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	3,788	(225,447)	(377,950)	152,503
CMBX.NA.9.BBB-	3.00%	Monthly	JP Morgan Securities LLC	09/17/58	NR	USD	2,564	(152,599)	(225,344)	72,745
CMBX.NA.9.BBB-	3.00%	Monthly	JP Morgan Securities LLC	09/17/58	NR	USD	1,674	(99,629)	(176,834)	77,205
CMBX.NA.9.BBB-	3.00%	Monthly	JP Morgan Securities LLC	09/17/58	NR	USD	3,780	(224,971)	(463,661)	238,690
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2,620	(155,932)	(330,076)	174,144
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2,470	(147,004)	(299,108)	152,104
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2,390	(142,243)	(223,350)	81,107
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	3,810	(226,756)	(381,162)	154,406
CMBX.NA.10.BBB-	3.00%	Monthly	JP Morgan Securities LLC	11/17/59	NR	USD	270	(13,577)	(23,178)	9,601

113

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.6.A	2.00%	Monthly	Morgan Stanley & Co. International plc	05/11/63	NR	USD	3,630	(44,164)	(137,033)	92,869
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	NR	USD	2,440	(287,142)	(192,786)	(94,356)

								$(994,343)	$(4,954,193)	$3,959,850

(a) Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

(b) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Inflation Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK Retail Price Index All Items Monthly	At Termination	3.51%	At Termination	Goldman Sachs International	09/15/23	GBP	29,000	$38,003	$—	$38,003
1.47%	At Termination	Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	Goldman Sachs International	09/15/23	EUR	33,800	(14,622)	—	(14,622)

								$23,381	$—	$23,381

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.85%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A	11/01/18	MXN	239,344	$63,432	$—	$63,432
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	N/A	11/21/18	MXN	1,408,144	(123,196)	—	(123,196)

114

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA	N/A		11/21/18	MXN	1,689,773	$(149,225)	$—	$(149,225)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	N/A		11/28/18	MXN	2,403,200	(336,344)	—	(336,344)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA	N/A		11/28/18	MXN	1,363,292	(190,802)	—	(190,802)
4.77%	Monthly	28 day MXIBTIIE	Monthly	Citibank NA	N/A		12/05/18	MXN	132,651	54,673	—	54,673
4.70%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		12/06/18	MXN	132,651	55,821	—	55,821
4.76%	Monthly	28 day MXIBTIIE	Monthly	Citibank NA	N/A		12/06/18	MXN	132,651	54,847	—	54,847
1 day BZDIOVER	At Termination	9.48%	At Termination	Citibank NA	N/A		01/02/20	BRL	223,443	2,339,410	—	2,339,410
8.53%	At Termination	1 day BZDIOVER	At Termination	Goldman Sachs International	N/A		01/02/20	BRL	216,581	(180,873)	—	(180,873)
8.50%	At Termination	1 day BZDIOVER	At Termination	JP Morgan Chase Bank NA	N/A		01/02/20	BRL	1,050,000	(671,071)	—	(671,071)
1 day BZDIOVER	At Termination	12.17%	At Termination	JP Morgan Chase Bank NA	N/A		01/04/21	BRL	58,515	1,976,765	—	1,976,765
1 day MIBOR	Semi-Annual	7.51%	Semi-Annual	Citibank NA	03/20/19	(a)	03/20/21	INR	2,701,250	38,125	—	38,125
1 day MIBOR	Semi-Annual	7.46%	Semi-Annual	Deutsche Bank AG	03/20/19	(a)	03/20/21	INR	5,000,010	9,997	—	9,997
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	N/A		05/16/21	USD	5,230	(81,127)	—	(81,127)
1 day BZDIOVER	At Termination	10.82%	At Termination	Bank of America NA	N/A		01/02/23	BRL	6,588	(1,142)	—	(1,142)
1 day BZDIOVER	At Termination	12.40%	At Termination	JP Morgan Chase Bank NA	N/A		01/02/23	BRL	29,476	1,081,133	—	1,081,133
1 day BZDIOVER	At Termination	9.45%	At Termination	JP Morgan Chase Bank NA	N/A		01/02/23	BRL	82,529	(865,850)	—	(865,850)
1 day BZDIOVER	At Termination	9.45%	At Termination	JP Morgan Chase Bank NA	N/A		01/02/23	BRL	17,491	(183,504)	—	(183,504)

115

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.06%	Quarterly	3 month TWCPBA	Quarterly	Bank of America NA	N/A		09/19/23	TWD	619,969	$(118,171)	$—	$(118,171)
1.06%	Quarterly	3 month TWCPBA	Quarterly	JP Morgan Chase Bank NA	N/A		09/19/23	TWD	892,151	(170,051)	—	(170,051)
1 day MIBOR	Semi-Annual	7.16%	Semi-Annual	Bank of America NA	12/19/18	(a)	12/19/23	INR	728,529	(148,161)	—	(148,161)
1 day MIBOR	Semi-Annual	7.23%	Semi-Annual	Bank of America NA	12/19/18	(a)	12/19/23	INR	3,164,000	(530,387)	—	(530,387)
3.12%	Quarterly	1W CNREPOFI	Quarterly	Bank of America NA	12/19/18	(a)	12/19/23	CNY	121,750	147,461	—	147,461
3.19%	Quarterly	1W CNREPOFI	Quarterly	Bank of America NA	12/19/18	(a)	12/19/23	CNY	184,230	134,738	—	134,738
3.23%	Quarterly	1W CNREPOFI	Quarterly	Bank of America NA	12/19/18	(a)	12/19/23	CNY	89,801	41,739	—	41,739
1 day MIBOR	Semi-Annual	7.20%	Semi-Annual	Citibank NA	12/19/18	(a)	12/19/23	INR	343,690	(63,275)	—	(63,275)
3.25%	Quarterly	1W CNREPOFI	Quarterly	Citibank NA	12/19/18	(a)	12/19/23	CNY	118,850	39,400	—	39,400
3.18%	Quarterly	1W CNREPOFI	Quarterly	Deutsche Bank AG	12/19/18	(a)	12/19/23	CNY	61,410	47,982	—	47,982
1 day MIBOR	Semi-Annual	7.20%	Semi-Annual	HSBC Bank plc	12/19/18	(a)	12/19/23	INR	388,000	(70,349)	—	(70,349)
1 day MIBOR	Semi-Annual	7.21%	Semi-Annual	HSBC Bank plc	12/19/18	(a)	12/19/23	INR	228,000	(40,384)	—	(40,384)
2.10%	Quarterly	3 month CD_KSDA	Quarterly	JP Morgan Chase Bank NA	12/19/18	(a)	12/19/23	KRW	19,157,120	(31,016)	—	(31,016)
3.19%	Quarterly	1W CNREPOFI	Quarterly	JP Morgan Chase Bank NA	12/19/18	(a)	12/19/23	CNY	149,669	114,448	—	114,448
1 day MIBOR	Semi-Annual	7.15%	Semi-Annual	Morgan Stanley & Co. International plc	12/19/18	(a)	12/19/23	INR	687,380	(144,783)	—	(144,783)
1 day MIBOR	Semi-Annual	7.15%	Semi-Annual	Morgan Stanley & Co. International plc	12/19/18	(a)	12/19/23	INR	615,000	(129,538)	—	(129,538)

116

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.96%	Quarterly	3 month CD_KSDA	Quarterly	Societe Generale SA	12/19/18	(a)	12/19/23	KRW	19,088,060	$81,399	$—	$81,399
3.29%	Quarterly	1W CNREPOFI	Quarterly	Societe Generale SA	12/19/18	(a)	12/19/23	CNY	120,350	9,821	—	9,821
1 day BZDIOVER	At Termination	9.86%	At Termination	Bank of America NA	N/A		01/02/25	BRL	6,171	(133,721)	—	(133,721)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	N/A		07/17/25	MXN	301,428	(1,449,632)	—	(1,449,632)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	N/A		08/06/25	MXN	904,077	(4,411,302)	—	(4,411,302)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		08/11/25	MXN	309,728	1,520,189	—	1,520,189
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		08/11/25	MXN	309,728	1,520,189	—	1,520,189
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	N/A		08/11/25	MXN	1,149,713	5,652,194	—	5,652,194
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	N/A		12/05/25	MXN	35,971	(188,599)	—	(188,599)
28 day MXIBTIIE	Monthly	6.02%	Monthly	Citibank NA	N/A		03/24/26	MXN	969,089	(6,037,706)	—	(6,037,706)
7.64%	Monthly	28 day MXIBTIIE	Monthly	UBS AG	N/A		11/18/26	MXN	517,782	782,026	—	782,026
7.71%	Monthly	28 day MXIBTIIE	Monthly	BNP Paribas SA	N/A		11/19/26	MXN	1,002,958	1,286,861	—	1,286,861

										$602,441	$—	$602,441

(a)	Forward Swap.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate (Amount) / Reference	Frequency	Rate / Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Superior Energy Services, Inc.	Quarterly	3 month LIBOR minus 0.30%	Quarterly	Merrill Lynch International & Co.	10/11/18	USD	197	$39,957	$—	$39,957

117

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund
Rate (Amount) / Reference	Frequency	Rate / Reference	Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Consumer Staples Select Sector SPDR Fund	Quarterly	3 month LIBOR minus 0.10%	Quarterly	BNP Paribas SA	11/14/18	USD	230	$(130,134)	$—	$(130,134)
Energy Select Sector SPDR Fund	Quarterly	3 month LIBOR minus 0.05%	Quarterly	BNP Paribas SA	11/14/18	USD	182	(281,099)	—	(281,099)
Materials Select Sector SPDR Fund	Quarterly	3 month LIBOR minus 0.10%	Quarterly	BNP Paribas SA	11/14/18	USD	208	107,354	—	107,354
Utilities Select Sector SPDR Fund	Quarterly	3 month LIBOR	Quarterly	BNP Paribas SA	11/14/18	USD	255	44,990	—	44,990
Markit iBoxx EUR Liquid High Yield Total Return Index	At Termination	3 month EURIBOR minus 0.32%	Quarterly	Bank of America NA	12/20/18	EUR	14,130	(73,094)	(7,973)	(65,121)
Markit iBoxx EUR Liquid High Yield Total Return Index	At Termination	3 month EURIBOR minus 0.32%	Quarterly	JP Morgan Chase Bank NA	12/20/18	EUR	28,270	(107,582)	(16,045)	(91,537)
1 month LIBOR plus 0.35%	Monthly	iShares JP Morgan USD Emerging Markets Bond ETF	Monthly	Citibank NA	12/24/18	USD	680	452,006	—	452,006
Superior Energy Services, Inc.	Quarterly	3 month LIBOR plus 0.05%	Quarterly	BNP Paribas SA	02/07/19	USD	175	(41,760)	—	(41,760)
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1 month LIBOR minus 0.85%	Monthly	Merrill Lynch International & Co.	03/15/19	USD	121	(253,832)	—	(253,832)
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1 month LIBOR minus 0.70%	Monthly	BNP Paribas SA	08/06/19	USD	56	(164,985)	—	(164,985)
Charter Communications, Inc.	Monthly	1 month LIBOR plus 0.10%	Monthly	Citibank NA	08/06/19	USD	4	(79,871)	—	(79,871)
Charter Communications, Inc.	Monthly	1 month LIBOR plus 0.05%	Monthly	BNP Paribas SA	08/27/19	USD	8	(162,365)	—	(162,365)
Weatherford International plc	Monthly	1 month LIBOR plus 0.08%	Monthly	BNP Paribas SA	08/30/19	USD	398	(90,002)	—	(90,002)

118

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund
Rate (Amount) / Reference	Frequency	Rate / Reference	Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	JP Morgan Chase Bank NA	09/20/19	USD	4,389	$90,917	$(277)	$91,194

								$(649,500)	$(24,295)	$(625,205)

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price(a)	Counterparty	Termination Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD Currency	8.90%	Deutsche Bank AG	04/03/19	USD	55,834	$(396,508)	$—	$(396,508)
USD Currency	8.90%	Deutsche Bank AG	04/03/19	USD	55,834	(396,508)	—	(396,508)
USD Currency	8.73%	Deutsche Bank AG	04/03/19	USD	111,078	(680,896)	—	(680,896)

						$(1,473,912)	$—	$(1,473,912)

(a)	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

119

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Depreciation		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Merrill Lynch International	02/15/23	$(34,674,365)	$(243,505	)(b)	$(34,783,464)	0.2%

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest,based on a specified benchmark, plus or minus a spread in a range of 20-200 basis points. The benchmark and spread are determined based upon the country and/or currency of theindividual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Canada Bankers Acceptances 1 Month

Euro Interbank Offer Rate:

EUR 1 Week

Intercontinental Exchange LIBOR:

GBP 1 Week

USD 1 Week

(b)	Amount includes $(134,406) of net dividends and financing fees.

120

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 day Fed Funds	1 day Fed Funds	2.18%
1 day MIBOR	Mumbai Interbank Offered Rate	6.60%
1W CNREPOFI	7 Day China Fixing Repo Rates	2.55%
3 month BA	3 month Canadian Bankers Acceptances	1.94%
3 month BBR	Australian Bank Bill Rate	2.44%
3 month CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association	1.71%
3 month JIBAR	Johannesburg Interbank Average Rate	7.00%
3 month LIBOR	London Interbank Offered Rate	2.40%
3 month STIBOR	Stockholm Interbank Offered Rate	(0.46)%
3 month TWCPBA	Taiwan Secondary Markets Bills Rate	1.38%
6 month EURIBOR	Euro Interbank Offered Rate	(0.27)%
6 month WIBOR	Warsaw Interbank Offered Rate	1.69%
HICP	Harmonised Index of Consumer Price Index Excluding Tobacco	0.50%
UKRPI	United Kingdom Retail Price Index	3.30%

121

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security
ADR	American Depositary Receipt
BA	Canadian Bankers Acceptances
BBR	Australian Bank Bill Rate
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association
CDO	Collateralized Debt Obligation
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CNREPOFI	7 Day China Fixing Repo Rates
CSMC	Credit Suisse Mortgage Capital
CWABS	Countrywide Asset-Backed Certificates
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MIBOR	Moscow Interbank Offered Rate

122

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

MXIBTIIE	Mexico Interbank TIIE 28-Day
NASDAQ	National Association of Securities Dealers Automated
OTC	Over-The-Counter
PCL	Public Company Limited
PIK	Pay-In-Kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SCA	Svenska Celluosa Aktiebolaget
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
TBA	To-be-announced
TOPIX	Tokyo Stock Price Index
TWCPBA	Taiwan Secondary Markets Bills Rate
VRDN	Variable Rate Demand Notes
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Semi-annual.

123

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities(a)	$—	$4,334,952,454	$191,321,109	$4,526,273,563
Common Stocks:
Canada	89,289	—	—	89,289
Germany	—	4,975,797	—	4,975,797
Indonesia	—	2,381,173	—	2,381,173
Italy	—	1,378,099	—	1,378,099
Netherlands	13,620,150	893,362	—	14,513,512
United States	184,951,647	—	—	184,951,647
Corporate Bonds:
Argentina	—	118,009,617	—	118,009,617
Australia	—	38,957,887	—	38,957,887
Austria	—	25,830,197	—	25,830,197
Belgium	—	50,606,707	—	50,606,707
Brazil	—	219,309,273	—	219,309,273
Canada	—	148,561,987	—	148,561,987
Cayman Islands	—	14,878,975	—	14,878,975
China	—	619,729,408	—	619,729,408
Colombia	—	30,837,205	—	30,837,205
Czech Republic	—	2,018,509	—	2,018,509
Denmark	—	21,849,304	—	21,849,304
Dominican Republic	—	5,142,500	—	5,142,500
France	—	156,120,202	—	156,120,202
Germany	—	316,599,038	—	316,599,038
Ghana	—	2,601,563	—	2,601,563
Greece	—	4,043,317	—	4,043,317
Guatemala	—	4,712,500	—	4,712,500
Guernsey	—	2,189,606	—	2,189,606
Honduras	—	891,750	—	891,750
Hong Kong	—	66,059,867	98,611	66,158,478
India	—	55,066,831	—	55,066,831
Indonesia	—	42,813,741	—	42,813,741
Ireland	—	93,299,120	—	93,299,120
Israel	—	8,888,710	—	8,888,710
Italy	—	234,189,940	—	234,189,940
Jamaica	—	3,218,670	—	3,218,670
Japan	—	211,347,956	—	211,347,956
Jersey	—	4,086,680	—	4,086,680
Kuwait	—	14,200,000	—	14,200,000
Luxembourg	—	123,661,516	—	123,661,516
Macau	—	10,141,197	—	10,141,197
Malaysia	—	46,710,247	—	46,710,247
Mexico	—	90,825,166	—	90,825,166
Mongolia	—	1,430,098	—	1,430,098
Netherlands	—	254,646,549	—	254,646,549
Norway	—	5,640,880	—	5,640,880
Peru	—	16,349,287	—	16,349,287
Philippines	—	10,532,112	—	10,532,112
Portugal	—	13,806,336	—	13,806,336
Singapore	—	48,173,280	—	48,173,280
South Africa	—	647,406	—	647,406
South Korea	—	55,447,695	—	55,447,695
Spain	—	215,014,210	—	215,014,210
Sweden	—	44,328,641	—	44,328,641
Switzerland	—	139,576,072	—	139,576,072
Taiwan	—	26,078,613	—	26,078,613
Thailand	—	18,524,629	—	18,524,629
Turkey	—	14,238,865	—	14,238,865
United Kingdom	—	656,309,251	—	656,309,251
United States	—	5,470,877,190	606,621,966	6,077,499,156
Vietnam	—	15,990,000	—	15,990,000
Zambia	—	3,690,000	—	3,690,000
Floating Rate Loan Interests:
Brazil	—	—	6,450,000	6,450,000

124

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Canada	$—	$14,464,860	$—	$14,464,860
Denmark	—	17,674,911	—	17,674,911
France	—	24,131,729	878,103	25,009,832
Germany	—	20,865,260	—	20,865,260
Indonesia	—	—	11,756,250	11,756,250
Luxembourg	—	14,603,941	32,188,748	46,792,689
Netherlands	—	30,710,280	—	30,710,280
Norway	—	2,913,510	—	2,913,510
Poland	—	6,908,270	—	6,908,270
Spain	—	5,561,751	—	5,561,751
Sweden	—	7,836,144	—	7,836,144
Switzerland	—	6,607,262	—	6,607,262
United Kingdom	—	36,649,664	2,498,129	39,147,793
United States	—	852,330,068	371,228,664	1,223,558,732
Foreign Agency Obligations(a)	—	284,141,921	—	284,141,921
Foreign Government Obligations(a)	—	1,829,100,099	—	1,829,100,099
Investment Companies	221,453,506	—	—	221,453,506
Municipal Bonds	—	2,067,331,757	—	2,067,331,757
Non-Agency Mortgage-Backed Securities(a)	—	2,066,380,101	178,630,335	2,245,010,436
Preferred Securities:
Cayman Islands	—	4,129,150	—	4,129,150
Luxembourg	—	—	886,523	886,523
United Kingdom	—	23,969,081	—	23,969,081
United States	2,705,664	23,865,978	—	26,571,642
U.S. Government Sponsored Agency Securities	—	21,447,202,934	6,277,444	21,453,480,378
U.S. Treasury Obligations	—	3,254,141,479	—	3,254,141,479
Warrants	—	—	114,857	114,857
Short-Term Securities:
Borrowed Bond Agreements	—	559,048,019	—	559,048,019
Certificates of Deposit	—	262,447,813	—	262,447,813
Commercial Paper	—	191,374,758	—	191,374,758
Foreign Government Obligations	—	292,769,334	—	292,769,334
Money Market Funds	915,539,282	—	—	915,539,282
U.S. Treasury Obligations	—	33,798,484	—	33,798,484
Options Purchased:
Commodity contracts	2,740,000	—	—	2,740,000
Credit contracts	—	527,520	—	527,520
Equity contracts	42,731,841	1,273,972	—	44,005,813
Foreign currency exchange contracts	—	84,302,851	—	84,302,851
Interest rate contracts	8,198,142	125,008,244	—	133,206,386
Unfunded floating rate loan interests(b)	—	1,687	—	1,687
Liabilities:
Borrowed Bonds(a)	—	(546,299,119)	—	(546,299,119)
TBA Sale Commitments	—	(16,309,391,167)	—	(16,309,391,167)
Unfunded floating rate loan interests(b)	—	—	(50,873)	(50,873)

	$1,392,029,521	$30,879,663,731	$1,408,899,866	$33,680,593,118

Derivative Financial Instruments(c)
Assets:
Commodity contracts	$1,627,113	$—	$—	$1,627,113
Credit contracts	—	17,518,757	—	17,518,757
Equity contracts	4,599,452	644,307	—	5,243,759
Foreign currency exchange contracts	—	125,963,414	—	125,963,414
Interest rate contracts	34,759,004	131,722,543	—	166,481,547
Other contracts	—	38,003	—	38,003
Liabilities:
Commodity contracts	(2,524,085)	—	—	(2,524,085)
Credit contracts	—	(33,773,234)	—	(33,773,234)
Equity contracts	(10,606,007)	(1,714,951)	—	(12,320,958)
Foreign currency exchange contracts	—	(118,650,733)	—	(118,650,733)
Interest rate contracts	(38,713,926)	(258,325,592)	—	(297,039,518)
Other contracts	—	(125,574)	—	(125,574)

	$(10,858,449)	$(136,703,060)	$—	$(147,561,509)

(a)	See above Consolidated Schedule of Investments for values in each country.

125

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Income Opportunities Portfolio

(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, Reverse Repurchase Agreements of $8,052,307 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Preferred Securities	U.S. Government Sponsored Agency Securities	Options Purchased	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of December 31, 2017	$301,705,512	$1,172,762	$10,257,860	$295,938,252	$222,383,753	$315,114	$2,372,827	$28	$—	$—	$834,146,108
Transfers into Level 3	8,769,053	—	98,807	914,702	19,799,114	—	—	—	—	—	29,581,676
Transfers out of Level 3	(148,748,708)	—	(4,102,097)	(4,690,627)	(69,264,567)	—	—	—	—	—	(226,805,999)
Other(a)	—	(1,172,762)	9,208,221	—	(9,350,000)	1,172,762	—	—	141,779	—	—
Accrued discounts/premiums	1,140,760	—	5,855	410,318	2,516,331	—	(2)	—	—	—	4,073,262
Net realized gain (loss)	(4,477,406)	—	(112,140)	1,098,600	1,224,584	185,991	—	(22)	—	—	(2,080,393)
Net change in unrealized appreciation (depreciation)(b)(c)	1,551,969	—	18,249	(117,747)	(3,606,671)	(601,353)	(235,702)	—	(26,922)	(50,873)	(3,069,050)
Purchases	96,633,323	—	602,682,682	354,269,162	53,055,205	—	4,162,193	—	—	—	1,110,802,565
Sales	(65,253,394)	—	(11,336,860)	(222,822,766)	(38,127,414)	(185,991)	(21,872)	(6)	—	—	(337,748,303)

Closing Balance, as of September 30, 2018	$191,321,109	$—	$606,720,577	$424,999,894	$178,630,335	$886,523	$6,277,444	$—	$114,857	$(50,873)	$1,408,899,866

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(c)	$(2,027,969)	$—	$(196)	$(355,837)	$(3,340,988)	$(601,353)	$(235,702)	$—	$(26,922)	$(50,873)	$(6,639,840)

(a)	Certain Level 3 investments were re-classified between Common Stocks, Preferred Securities, Warrants, Corporate Bonds and Non-Agency Mortgage -Backed Securities.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

(c)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

126

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: November 19, 2018